                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3218
                                   ------------


            RiverSource Variable Portfolio - Investment Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:    5/31
                         --------------

                               PORTFOLIO HOLDINGS
                                      FOR
                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS
                                AT MAY 31, 2006

INVESTMENTS IN SECURITIES

RiverSource VP -- Balanced Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (64.3%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
AEROSPACE & DEFENSE (2.6%)
Boeing                                           72,584             $  6,042,618
DRS Technologies                                 13,828                  736,479
General Dynamics                                 77,806                4,951,574
Goodrich                                        130,059                5,544,415
Honeywell Intl                                  309,292               12,736,644
Lockheed Martin                                 124,504                9,025,295
Northrop Grumman                                188,938               12,220,510
United Technologies                              75,528                4,722,011
                                                                    ------------
Total                                                                 55,979,546
--------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
General Motors                                   84,377                2,272,273
--------------------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                                        89,515                3,941,345
PepsiCo                                         151,246                9,144,334
                                                                    ------------
Total                                                                 13,085,679
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                            19,568(b)             1,322,601
Biogen Idec                                      44,153(b)             2,058,855
                                                                    ------------
Total                                                                  3,381,456
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
American Standard
  Companies                                      34,533                1,467,307
Masco                                           137,043                4,251,074
                                                                    ------------
Total                                                                  5,718,381
--------------------------------------------------------------------------------

CAPITAL MARKETS (3.0%)
Bank of New York                                328,380               10,912,067
Franklin Resources                               44,306                3,985,325
Investors Financial Services                     62,672                2,741,273
KKR Private Equity
  Investors LP Unit                              86,648(b)             2,085,617
Legg Mason                                        7,186                  689,353
Lehman Brothers Holdings                        200,208               13,335,856
Merrill Lynch & Co                              153,403               11,107,911
Morgan Stanley                                  211,568               12,613,684
State Street                                    106,543                6,616,320
                                                                    ------------
Total                                                                 64,087,406
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
CHEMICALS (0.9%)
Dow Chemical                                    298,096             $ 11,885,087
Eastman Chemical                                 56,069                3,161,170
Lyondell Chemical                               142,388                3,445,790
RPM Intl                                         83,260                1,551,134
                                                                    ------------
Total                                                                 20,043,181
--------------------------------------------------------------------------------

COMMERCIAL BANKS (5.8%)
Bank of America                               1,185,638               57,384,879
Bank of China Series H                          126,000(b,c)              47,912
Commerce Bancorp                                 76,669                3,012,325
PNC Financial
  Services Group                                120,544                8,306,687
US Bancorp                                      438,652               13,541,187
Wachovia                                        264,829               14,168,352
Wells Fargo & Co                                427,372               28,364,680
                                                                    ------------
Total                                                                124,826,022
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Avery Dennison                                   37,871                2,249,159
Cendant                                         320,979                5,190,230
                                                                    ------------
Total                                                                  7,439,389
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.3%)
Alcatel                                          25,366(b,c)             336,904
CBS Cl B                                        232,174                6,015,628
Cisco Systems                                   515,173(b)            10,138,604
Corning                                          32,399(b)               785,676
Lucent Technologies                           1,158,978(b)             2,955,394
Motorola                                        327,968                6,916,845
                                                                    ------------
Total                                                                 27,149,051
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Dell                                            341,442(b)             8,665,798
EMC                                             269,389(b)             3,448,179
Hewlett-Packard                                 399,058               12,921,498
Intl Business Machines                          162,406               12,976,240
                                                                    ------------
Total                                                                 38,011,715
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
CONSUMER FINANCE (0.9%)
American Express                                 99,362             $  5,401,318
Capital One Financial                           159,692               13,217,707
                                                                    ------------
Total                                                                 18,619,025
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Temple-Inland                                   129,142                5,554,397
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.4%)
Citigroup                                       983,133               48,468,457
JPMorgan Chase & Co                             536,967               22,896,273
                                                                    ------------
Total                                                                 71,364,730
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
AT&T                                            353,351                9,208,327
BellSouth                                       543,702               18,360,817
Chunghwa Telecom ADR                            212,151(c)             4,346,974
Citizens Communications                         119,684                1,517,593
Embarq                                           59,015(b)             2,459,170
Qwest Communications Intl                       460,805(b)             3,230,243
Sprint Nextel                                   833,060               17,669,203
Verizon Communications                          683,238               21,323,857
                                                                    ------------
Total                                                                 78,116,184
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Entergy                                         109,641                7,686,931
Exelon                                          205,340               11,624,298
FPL Group                                        43,239                1,722,209
PPL                                             141,507                4,212,663
Southern                                        218,613                6,989,058
Xcel Energy                                     151,298                2,839,863
                                                                    ------------
Total                                                                 35,075,022
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                                265,473(b,c)           2,989,226
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
1 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
ENERGY EQUIPMENT & SERVICES (1.2%)
Cameron Intl                                     55,617(b)          $  2,608,437
Halliburton                                     108,967                8,127,849
Natl Oilwell Varco                               22,154(b)             1,463,493
Schlumberger                                     51,057                3,347,807
TODCO Cl A                                       17,463                  771,341
Transocean                                       31,132(b)             2,533,211
Weatherford Intl                                125,600(b)             6,536,224
                                                                    ------------
Total                                                                 25,388,362
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
CVS                                              97,708                2,726,053
Safeway                                         283,780                6,691,532
Wal-Mart Stores                                 188,322                9,124,202
                                                                    ------------
Total                                                                 18,541,787
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Cadbury Schweppes                               147,461(c)             1,410,547
Campbell Soup                                    73,861                2,599,169
General Mills                                   106,050                5,502,935
Hershey                                          28,017                1,594,447
Kellogg                                         162,763                7,666,137
                                                                    ------------
Total                                                                 18,773,235
--------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                           149,564                5,023,855
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Bausch & Lomb                                    29,865                1,467,865
Baxter Intl                                     141,354                5,329,046
Boston Scientific                               320,230(b)             6,622,356
PerkinElmer                                      32,036                  668,271
                                                                    ------------
Total                                                                 14,087,538
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Aetna                                            56,342                2,166,913
Cardinal Health                                  99,548                6,660,756
CIGNA                                            65,217                6,048,225
Community Health Systems                         53,638(b)             2,022,153
Humana                                          108,213(b)             5,478,824
Magellan Health Services                         25,358(b)             1,025,731
UnitedHealth Group                               48,612                2,136,984
                                                                    ------------
Total                                                                 25,539,586
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Marriott Intl Cl A                               39,086                2,827,090
McDonald's                                       99,894                3,313,484
                                                                    ------------
Total                                                                  6,140,574
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.9%)
Colgate-Palmolive                                86,137                5,197,507
Procter & Gamble                                121,378                6,584,756
Spectrum Brands                                 423,706(b)             6,567,443
                                                                    ------------
Total                                                                 18,349,706
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.6%)
General Electric                                777,555               26,639,034
Tyco Intl                                       290,300(c)             7,870,033
                                                                    ------------
Total                                                                 34,509,067
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
INSURANCE (3.9%)
ACE                                             212,430(c)          $ 10,997,501
American Intl Group                             631,937               38,421,770
Aon                                             105,578                3,763,856
Arch Capital Group                                9,600(b,c)             551,040
Aspen Insurance Holdings                        119,823(c)             2,596,564
Chubb                                           149,697                7,564,189
Endurance
  Specialty Holdings                             68,292(c)             2,086,321
Hartford Financial
  Services Group                                 93,538                8,225,732
Max Re Capital                                  117,942(c)             2,830,608
Prudential Financial                             39,609                3,016,225
XL Capital Cl A                                  43,860(c)             2,775,461
                                                                    ------------
Total                                                                 82,829,267
--------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer
  Services Cl A                                 120,309(b)             6,005,826
Automatic Data Processing                       110,128                5,007,520
Computer Sciences                                24,752(b,m)           1,392,300
First Data                                       80,231                3,699,451
Patni Computer
  Systems ADR                                    16,651(b,c)             261,421
                                                                    ------------
Total                                                                 16,366,518
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                           77,928                1,309,970
--------------------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                                      97,100                7,083,445
Deere & Co                                       33,124                2,835,414
Illinois Tool Works                              64,320                3,193,488
Ingersoll-Rand Cl A                              72,758(c)             3,172,976
ITT Inds                                         39,918                2,081,724
                                                                    ------------
Total                                                                 18,367,047
--------------------------------------------------------------------------------

MEDIA (4.3%)
Cablevision Systems Cl A                         27,357(m)               537,839
Clear Channel
  Communications                                 46,781                1,440,855
Comcast Cl A                                    231,488(b)             7,437,709
Comcast Special Cl A                            416,349(b)            13,323,168
EchoStar
  Communications Cl A                            91,110(b)             2,726,922
EW Scripps Cl A                                   6,200                  286,936
Liberty Global Cl A                             108,527(b)             2,488,524
Liberty Global Series C                         108,527(b)             2,404,958
Liberty Media Holding -
  Capital Series A                               36,805(b,p)           2,928,606
Liberty Media Holding -
  Interactive Cl A                             184,675(b,p)            3,316,763
News Corp Cl A                                  612,255               11,675,703
NTL                                             527,225               14,066,362
Time Warner                                     630,437               10,849,821
Viacom Cl B                                     232,924(b)             8,792,881
Vivendi                                         156,129(c)             5,605,576
Walt Disney                                     212,169                6,471,155
                                                                    ------------
Total                                                                 94,353,778
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
METALS & MINING (0.3%)
Alcan                                            63,014(c)          $  3,298,783
Alcoa                                            56,731                1,799,507
Ternium ADR                                      14,540(b,c)             340,236
                                                                    ------------
Total                                                                  5,438,526
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Federated
  Department Stores                              69,212                5,040,710
JC Penney                                        41,534                2,523,606
Kohl's                                           31,753(b,m)           1,704,819
Nordstrom                                        18,668                  687,542
Target                                          166,346                8,137,646
                                                                    ------------
Total                                                                 18,094,323
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Dominion Resources                              145,742               10,577,954
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.4%)
Anadarko Petroleum                               88,172                4,379,503
BP ADR                                           83,893(c)             5,931,235
Chevron                                         424,030               25,352,754
ConocoPhillips                                  473,344               29,957,942
Devon Energy                                     94,511                5,421,151
Exxon Mobil                                     884,033               53,846,450
Hess                                             23,198                3,479,700
Kerr-McGee                                       13,696                1,463,418
Newfield Exploration                             84,669(b)             3,617,906
Royal Dutch Shell ADR                            66,385(c)             4,401,989
                                                                    ------------
Total                                                                137,852,048
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Bowater                                          87,937                2,034,862
Intl Paper                                      136,130                4,625,697
Weyerhaeuser                                     94,881                6,068,589
                                                                    ------------
Total                                                                 12,729,148
--------------------------------------------------------------------------------

PHARMACEUTICALS (3.4%)
Bristol-Myers Squibb                            428,386               10,516,876
GlaxoSmithKline ADR                              73,607(c)             4,070,467
Merck & Co                                      212,858                7,086,043
Novartis ADR                                     83,469(c)             4,630,860
Pfizer                                        1,454,137               34,404,882
Schering-Plough                                 363,317                6,924,822
Watson Pharmaceuticals                           78,614(b)             1,991,293
Wyeth                                            47,957                2,193,553
                                                                    ------------
Total                                                                 71,818,796
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Apartment Investment &
  Management Cl A                                50,816                2,197,792
Equity Office
  Properties Trust                              136,955                4,608,536
HomeBanc                                         90,053                  702,413
                                                                    ------------
Total                                                                  7,508,741
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
2 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Agere Systems                                    88,392(b)       $     1,317,925
Credence Systems                                 97,728(b)               445,640
Cypress Semiconductor                           232,531(b)             3,529,821
Freescale
   Semiconductor Cl A                           135,483(b)             4,176,941
Freescale
   Semiconductor Cl B                            35,625(b)             1,111,856
Infineon Technologies ADR                       148,833(b,c)           1,692,231
Integrated Device
   Technology                                   304,308(b)             4,363,777
Intel                                           271,620                4,894,591
Texas Instruments                                91,594                2,860,481
                                                                 ---------------
Total                                                                 24,393,263
--------------------------------------------------------------------------------

SOFTWARE (1.3%)
Cadence Design Systems                          362,628(b)             6,541,809
Compuware                                       370,620(b)             2,727,763
Microsoft                                       450,513               10,204,120
Oracle                                          434,576(b)             6,179,671
Symantec                                         37,657(b)               587,449
TIBCO Software                                  284,663(b)             2,183,365
                                                                 ---------------
Total                                                                 28,424,177
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Home Depot                                       82,242                3,135,065
Urban Outfitters                                 98,468(b)             1,828,551
                                                                 ---------------
Total                                                                  4,963,616
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.3%)
Countrywide Financial                           469,645               17,978,010
Fannie Mae                                      310,198               15,432,351
Freddie Mac                                     192,290               11,545,092
Washington Mutual                                71,952                3,303,316
                                                                 ---------------
Total                                                                 48,258,769
--------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                    400,421               28,970,459
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
ALLTEL                                          186,698               11,547,271
Vodafone Group ADR                              240,530(c)             5,532,190
                                                                 ---------------
Total                                                                 17,079,461
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,196,024,398)                                           $ 1,369,402,254
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS & OTHER (--%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
Mexico Value Recovery Series D
  Rights                                      2,000,000(b,c)        $     28,400
Mexico Value Recovery Series E
  Rights                                      2,000,000(b,c)              54,800
Paxson Communications
   13.25% Pay-in-kind                                --(e)                 1,459
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $413)                                                        $     84,659
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (37.4%)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
SOVEREIGN (0.5%)
Bundesrepublik Deutschland
   (European Monetary Unit)
      01-04-07               6.00%            6,661,000(c)          $  8,673,706
United Mexican States
      09-27-34               6.75             1,100,000(c)             1,063,150
                                                                    ------------
Total                                                                  9,736,856
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (8.9%)
Federal Farm Credit Bank
      10-10-08               4.25             3,480,000                3,401,293
Federal Home Loan Bank
      01-18-08               4.63            13,180,000               13,045,696
      02-08-08               4.63             1,240,000                1,225,928
Federal Home Loan Mtge Corp
      06-15-08               3.88            18,465,000               17,962,013
      10-15-08               5.13             3,775,000                3,757,307
      12-19-08               4.63             5,000,000                4,919,700
      03-15-09               5.75             2,700,000                2,728,488
      07-15-09               4.25               800,000                  775,352
      07-12-10               4.13            22,646,000               21,620,838
Federal Natl Mtge Assn
      01-15-08               4.63            16,455,000               16,257,092
      10-15-08               4.50            14,610,000               14,352,616
U.S. Treasury
      09-30-07               4.00             2,295,000                2,263,712
      02-15-08               3.38               455,000                  442,701
      05-15-09               4.88            10,080,000               10,037,472
      05-31-11               4.88             1,700,000(i)             1,688,313
      05-15-16               5.13            13,025,000               13,035,173
      08-15-23               6.25            32,723,000(m)            35,951,843
      02-15-26               6.00            23,380,000               25,206,562
                                                                    ------------
Total                                                                188,672,099
--------------------------------------------------------------------------------

ASSET-BACKED (1.1%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
      04-20-08               2.76               800,000(d,g)             785,540
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
      12-06-10               4.87               850,000                  841,367
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
      04-20-11               4.29             2,200,000(d,g)           2,103,922
Capital Auto Receivables Asset Trust
   Series 2004-1
      09-15-10               2.84             1,000,000                  967,993
Capital One Auto Finance Trust
   Series 2005-BSS Cl A3
      11-15-09               4.08             1,750,000                1,716,470
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
      03-15-10               4.35               850,000                  831,660
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
      03-10-10               3.10             2,450,000                2,354,156

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
ASSET-BACKED (CONT.)
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1
      07-25-08               5.62%         $  3,925,000(j)          $    824,590
Countrywide Asset-Backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36               4.92             1,365,000                1,291,870
Countrywide Asset-Backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36               5.34             1,167,424(l)             1,168,679
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31               5.78             1,475,000(d,g)           1,471,773
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
      09-15-09               3.40             1,380,292(g)             1,369,139
Metris Master Trust
   Series 2004-2 Cl D
      10-20-10               8.33               450,000(d,l)             453,942
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11               6.98               400,000(d,l)             400,713
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
      03-16-09               2.94             1,262,364                1,239,293
National Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2
      07-25-11               5.88             2,325,000(i,j)             611,821
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35               4.49               925,000                  903,782
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36               5.57             1,220,000                1,211,204
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36               5.22             2,595,000(l)             2,596,623
                                                                    ------------
Total                                                                 23,144,537
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (3.9%)(F)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42               4.89             1,250,000                1,212,456
Banc of America Commercial Mtge
   Series 2005-6 Cl A4
      09-10-47               5.18             2,125,000                2,035,634
Banc of America Large Loan
   Series 2005-BOCA Cl A1
      12-15-16               5.20               992,095(d,l)             992,259
Banc of America Large Loan
   Series 2005-BOCA Cl A2
      12-15-16               5.25             2,800,000(d,l)           2,801,219
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21               5.46               900,000(d,l)             901,155

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
3 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21               5.52%         $  1,000,000(d,l)        $  1,001,281
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21               5.61               700,000(d,l)             700,895
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40               4.00             3,010,883                2,868,106
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40               5.41             2,100,000                2,032,440
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42               5.16               800,000                  750,472
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
      11-20-14               4.46             3,268,985(d)             3,164,662
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30               5.68             1,700,000                1,702,395
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51               4.15             2,354,695(d)             2,295,492
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1
      07-15-44               5.23               775,000                  754,530
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A
      02-05-19               5.37               600,000(d,l)             599,950
Credit Suisse Mtge Capital Ctfs
   Series 2006-C1 Cl A2
      02-15-39               5.51             2,750,000                2,734,409
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39               5.85             1,350,000                1,339,751
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
      11-15-36               4.49             1,783,831                1,726,406
CS First Boston Mtge Securities
   Series 2005-C5 Cl A2
      08-15-38               5.10               775,000                  758,361
Federal Natl Mtge Assn
      08-25-12               4.72               320,000                  305,321
Federal Natl Mtge Assn #387166
      11-01-11               4.33             1,196,982                1,130,066
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40               4.12             2,050,000                1,957,279
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
      07-10-45               4.59             1,513,114                1,477,084
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35               4.77             2,650,000(d)             2,554,303
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
      05-10-43               4.21             1,160,956                1,127,512

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36               4.88%         $    775,000             $    750,350
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38               4.96             1,500,000                1,456,731
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37               4.37             1,583,385                1,537,690
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37               5.26             2,825,000                2,739,241
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37               4.13             1,738,052                1,653,765
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39               3.97             1,064,468                1,019,969
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37               4.18             1,000,000                  956,624
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42               4.33             2,362,063                2,307,168
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A4
      12-15-44               5.18             2,125,000                2,037,808
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB14 Cl A4
      12-12-44               5.48             1,175,000                1,144,615
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6
      04-15-43               5.49             1,800,000                1,766,398
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
      06-15-26               5.39             2,500,000                2,482,042
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
      09-15-31               4.85             1,000,000                  955,401
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29               3.97             1,250,000                1,150,688
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29               4.20             2,000,000                1,916,020
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
      09-15-30               4.89             1,625,000                1,581,840
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
      06-12-43               4.22             1,509,139                1,469,447
Merrill Lynch Mtge Trust
   Series 2006-C1 Cl A4
      05-12-39               5.84               950,000                  948,040
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
      05-15-40               3.27             1,466,072                1,389,302

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41               4.34%         $  1,175,000             $  1,132,250
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40               4.59             1,250,000                1,185,450
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
      09-15-42               5.23             1,550,000                1,482,899
Morgan Stanley Capital I
   Series 2005-T19
      06-12-47               4.85             2,425,000                2,310,343
Morgan Stanley Capital I
   Series 2006-T21 Cl A1
      10-12-52               4.93             1,937,923                1,901,447
Morgan Stanley, Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39               5.98             2,100,000                2,123,967
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36               3.67             1,495,241                1,417,090
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42               5.09             1,250,000                1,213,686
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
      10-15-44               5.20             1,675,000                1,607,619
Wachovia Bank Commercial Mtge Trust
   Series 2006-C25
      05-15-43               5.94             1,100,000                1,104,400
                                                                    ------------
Total                                                                 83,665,728
--------------------------------------------------------------------------------

MORTGAGE-BACKED (15.9%)(F,N)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36               5.73             2,651,255(h)             2,632,223
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36               5.98             2,990,847(h)             2,972,363
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36               5.95             2,107,914(h)             2,104,921
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-E Cl B1
      06-25-34               4.03             1,006,680(h)             1,020,280
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-F Cl B1
      07-25-34               4.13             1,817,863(h)             1,769,653
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
      01-25-34               6.00             1,663,710                1,637,140

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
4 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19               4.75%         $  1,191,992             $  1,132,392
Chaseflex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
      06-25-35               6.50             2,561,125                2,574,732
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18               4.75             1,246,851                1,184,508
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35               5.50             1,827,725                1,804,010
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-z54CB Cl 3A7
      11-25-35               5.50             1,846,830                1,822,906
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35               5.50             3,218,538                3,179,733
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35               7.50             1,795,354                1,832,944
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36               5.50             1,186,354                1,171,112
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36               6.00             2,500,000                2,507,031
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36               6.00             3,145,259                3,096,939
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2004-12 Cl 1M
      08-25-34               4.58               971,947(h)               938,438
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35               7.00             2,293,173(d)             2,342,006
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
      03-20-36               5.41             1,857,662(h)             1,833,903
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-AR5 Cl CB1
      06-25-34               4.43             1,158,092(h)             1,117,723

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36               7.00%         $  3,131,738             $  3,158,756
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-8 Cl 7A1
      09-25-35               7.00             3,224,187                3,250,383
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45               6.38            20,587,910(j)               276,650
Federal Home Loan Mtge Corp #A27373
      10-01-34               6.50               836,025                  845,729
Federal Home Loan Mtge Corp #A28602
      11-01-34               6.50             1,196,589                1,210,478
Federal Home Loan Mtge Corp #B11835
      01-01-19               5.50               609,664                  601,199
Federal Home Loan Mtge Corp #C53878
      12-01-30               5.50             2,734,592                2,649,178
Federal Home Loan Mtge Corp #C65869
      04-01-32               6.00             1,580,479                1,568,718
Federal Home Loan Mtge Corp #C66871
      05-01-32               6.50             4,113,998                4,180,980
Federal Home Loan Mtge Corp #C71514
      07-01-32               6.50               185,012                  187,569
Federal Home Loan Mtge Corp #C77689
      03-01-33               6.50               387,531                  394,423
Federal Home Loan Mtge Corp #C90598
      10-01-22               6.50               529,200                  538,015
Federal Home Loan Mtge Corp #C90767
      12-01-23               6.00             2,775,226                2,770,626
Federal Home Loan Mtge Corp #D32310
      11-01-22               8.00                21,295                   22,450
Federal Home Loan Mtge Corp #D55755
      08-01-24               8.00                71,329                   75,849
Federal Home Loan Mtge Corp #D96300
      10-01-23               5.50               389,889                  380,613
Federal Home Loan Mtge Corp #D96348
      10-01-23               5.50             6,009,424                5,866,450
Federal Home Loan Mtge Corp #E01127
      02-01-17               6.50               375,660                  381,331
Federal Home Loan Mtge Corp #E01419
      05-01-18               5.50             1,636,499                1,614,751
Federal Home Loan Mtge Corp #E81009
      07-01-15               7.50               143,860                  149,993
Federal Home Loan Mtge Corp #E89496
      04-01-17               6.00             3,343,432                3,368,502
Federal Home Loan Mtge Corp #E97591
      06-01-18               5.50               374,514                  369,549
Federal Home Loan Mtge Corp #E98725
      08-01-18               5.00             3,914,268                3,789,629
Federal Home Loan Mtge Corp #E99684
      10-01-18               5.00             1,928,427                1,866,964
Federal Home Loan Mtge Corp #G01410
      04-01-32               7.00               592,215                  607,612

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #G01535
      04-01-33               6.00%         $  2,416,785             $  2,403,650
Federal Home Loan Mtge Corp #G12099
      06-01-13               4.50             1,260,000                1,203,564
Federal Home Loan Mtge Corp #G12101
      11-01-18               5.00               190,000                  183,899
Federal Home Loan Mtge Corp #G30216
      04-01-22               6.50             4,887,538                4,972,401
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
      01-15-18               6.50             1,183,253                1,205,741
      02-15-33               5.50             2,119,460                2,113,888
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
      02-15-14              17.16               579,553(j)                32,449
      07-15-17               7.51             2,321,862(j)               299,478
      10-15-22              14.56             2,530,248(j)               142,699
Federal Natl Mtge Assn
      06-01-21               5.50             1,250,000(i)             1,230,860
      06-01-21               6.00             4,000,000(i)             4,023,752
      06-01-36               6.00            10,000,000(i)             9,875,001
      06-01-36               6.50            33,700,000(i)            33,994,876
      06-01-36               7.00             6,000,000(i)             6,146,250
Federal Natl Mtge Assn #190899
      04-01-23               8.50               232,801                  245,703
Federal Natl Mtge Assn #190944
      05-01-24               6.00               898,162                  891,984
Federal Natl Mtge Assn #190988
      06-01-24               9.00               142,300                  152,083
Federal Natl Mtge Assn #250322
      08-01-25               7.50                20,196                   20,962
Federal Natl Mtge Assn #250384
      11-01-25               7.50               227,299                  235,917
Federal Natl Mtge Assn #250495
      03-01-26               7.00               302,558                  310,803
Federal Natl Mtge Assn #252381
      04-01-14               5.50             4,594,176                4,540,720
Federal Natl Mtge Assn #254259
      04-01-17               5.50               733,444                  724,144
Federal Natl Mtge Assn #254494
      08-01-22               7.00               270,407                  278,229
Federal Natl Mtge Assn #254675
      01-01-23               6.50               374,484                  379,901
Federal Natl Mtge Assn #254708
      02-01-23               7.00               123,957                  127,543
Federal Natl Mtge Assn #254916
      09-01-23               5.50             2,725,318                2,658,462
Federal Natl Mtge Assn #304279
      02-01-25               8.50               111,738                  120,142
Federal Natl Mtge Assn #309341
      05-01-25               8.50                27,690                   29,773
Federal Natl Mtge Assn #313049
      08-01-11               8.50               294,754                  301,643
Federal Natl Mtge Assn #323606
      03-01-29               6.50                62,711                   63,577
Federal Natl Mtge Assn #433310
      08-01-28               6.50               668,980                  678,220

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
5 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #440730
      12-01-28               6.00%         $    239,557             $    238,390
Federal Natl Mtge Assn #505122
      07-01-29               7.00               898,128                  922,301
Federal Natl Mtge Assn #50553
      04-01-22               8.00               111,570                  118,306
Federal Natl Mtge Assn #510587
      08-01-29               7.00               271,922                  279,241
Federal Natl Mtge Assn #540041
      02-01-29               7.00               663,293                  681,368
Federal Natl Mtge Assn #545489
      03-01-32               6.50               252,986                  256,065
Federal Natl Mtge Assn #545684
      05-01-32               7.50               191,545                  198,812
Federal Natl Mtge Assn #545885
      08-01-32               6.50               345,550                  350,408
Federal Natl Mtge Assn #555375
      04-01-33               6.00             4,735,268                4,704,083
Federal Natl Mtge Assn #555376
      04-01-18               4.50             1,067,052                1,013,013
Federal Natl Mtge Assn #555458
      05-01-33               5.50             1,847,598                1,785,833
Federal Natl Mtge Assn #555734
      07-01-23               5.00             1,830,543                1,745,433
Federal Natl Mtge Assn #555740
      08-01-18               4.50             2,843,571                2,700,060
Federal Natl Mtge Assn #615135
      11-01-16               6.00               176,147                  177,348
Federal Natl Mtge Assn #642346
      05-01-32               7.00             1,123,046                1,152,348
Federal Natl Mtge Assn #643381
      06-01-17               6.00               194,685                  196,011
Federal Natl Mtge Assn #645277
      05-01-32               7.00               144,372                  148,139
Federal Natl Mtge Assn #645569
      06-01-32               7.00               970,660                  995,986
Federal Natl Mtge Assn #646446
      06-01-17               6.50               198,905                  202,449
Federal Natl Mtge Assn #650105
      08-01-17               6.50               978,585                  996,020
Federal Natl Mtge Assn #662197
      09-01-32               6.50               381,832                  386,266
Federal Natl Mtge Assn #667604
      10-01-32               5.50               433,065                  418,802
Federal Natl Mtge Assn #670387
      08-01-32               7.00               299,769                  307,798
Federal Natl Mtge Assn #670711
      10-01-32               7.00               411,144                  421,871
Federal Natl Mtge Assn #673179
      02-01-18               6.00               463,797                  466,955
Federal Natl Mtge Assn #676511
      12-01-32               7.00               382,180                  392,152
Federal Natl Mtge Assn #678397
      12-01-32               7.00             1,236,663                1,268,930
Federal Natl Mtge Assn #684601
      03-01-33               6.00             3,577,813                3,555,889
Federal Natl Mtge Assn #687736
      02-01-33               5.50             1,321,974                1,278,071

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #687887
      03-01-33               5.50%         $  1,889,029             $  1,828,198
Federal Natl Mtge Assn #688002
      03-01-33               5.50             2,124,355                2,056,105
Federal Natl Mtge Assn #688034
      03-01-33               5.50             1,853,801                1,794,282
Federal Natl Mtge Assn #689093
      07-01-28               5.50               972,617                  941,652
Federal Natl Mtge Assn #694546
      03-01-33               5.50               925,891                  895,142
Federal Natl Mtge Assn #694795
      04-01-33               5.50             3,779,611                3,658,212
Federal Natl Mtge Assn #701937
      04-01-33               6.00             2,008,282                1,989,473
Federal Natl Mtge Assn #703726
      02-01-33               5.00             3,144,010                2,964,043
Federal Natl Mtge Assn #703818
      05-01-33               6.00             1,925,543                1,911,193
Federal Natl Mtge Assn #709901
      06-01-18               5.00             1,904,024                1,845,063
Federal Natl Mtge Assn #710823
      05-01-33               5.50             2,175,690                2,105,899
Federal Natl Mtge Assn #720006
      07-01-33               5.50             2,259,963                2,184,910
Federal Natl Mtge Assn #720070
      07-01-23               5.50             2,632,778                2,568,193
Federal Natl Mtge Assn #720378
      06-01-18               4.50             2,674,779                2,539,318
Federal Natl Mtge Assn #725232
      03-01-34               5.00             6,948,666                6,545,718
Federal Natl Mtge Assn #725284
      11-01-18               7.00               241,237                  246,658
Federal Natl Mtge Assn #725425
      04-01-34               5.50             7,362,383                7,122,220
Federal Natl Mtge Assn #725431
      08-01-15               5.50               151,178                  149,432
Federal Natl Mtge Assn #725684
      05-01-18               6.00             3,374,365                3,396,114
Federal Natl Mtge Assn #725737
      08-01-34               4.53             5,635,537(h)             5,581,886
Federal Natl Mtge Assn #725773
      09-01-34               5.50             8,207,366                7,925,297
Federal Natl Mtge Assn #726940
      08-01-23               5.50               340,960                  331,251
Federal Natl Mtge Assn #730231
      08-01-23               5.50             2,477,755                2,416,973
Federal Natl Mtge Assn #735057
      01-01-19               4.50             2,366,868                2,247,000
Federal Natl Mtge Assn #737330
      09-01-18               5.50             1,766,821                1,743,944
Federal Natl Mtge Assn #737374
      09-01-18               5.50             2,313,077                2,283,089
Federal Natl Mtge Assn #747642
      11-01-28               5.50               401,847                  389,053
Federal Natl Mtge Assn #747784
      10-01-18               4.50               814,787                  773,523

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #753074
      12-01-28               5.50%         $  2,064,125             $  1,998,410
Federal Natl Mtge Assn #753206
      01-01-34               6.00             1,502,796                1,488,721
Federal Natl Mtge Assn #755056
      12-01-23               5.50             2,061,304                2,010,738
Federal Natl Mtge Assn #755598
      11-01-28               5.00               647,780                  610,700
Federal Natl Mtge Assn #758947
      12-01-18               6.00               754,091                  759,890
Federal Natl Mtge Assn #761031
      01-01-34               5.00               506,105                  476,648
Federal Natl Mtge Assn #765760
      02-01-19               5.00             4,083,111                3,954,956
Federal Natl Mtge Assn #766641
      03-01-34               5.00             2,225,613                2,094,000
Federal Natl Mtge Assn #768117
      08-01-34               5.42               993,416(h)               974,547
Federal Natl Mtge Assn #811925
      04-01-35               4.93             1,854,660(h)             1,822,280
Federal Natl Mtge Assn #815264
      05-01-35               5.25             3,637,247(h)             3,598,670
Federal Natl Mtge Assn #821378
      05-01-35               5.03             1,875,151(h)             1,853,238
Federal Natl Mtge Assn #845070
      12-01-35               5.10             1,991,215(h)             1,961,843
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
      01-25-36               8.73             4,409,969(j)             1,231,135
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24
      12-25-12              20.00               407,357(j)                17,058
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71
      12-25-31              10.63             1,945,577(j)               406,656
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84
      12-25-22               9.25               925,110(j)               153,622
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133
      12-25-26               8.00               861,313                  914,570
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA2 Cl 2A1
      04-25-35               5.40             1,728,293                1,718,372
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA3 Cl 3A1
      05-25-35               5.38             1,728,509                1,708,458

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
6 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #604708
      10-15-33               5.50%         $  1,953,362             $  1,901,785
Govt Natl Mtge Assn #619592
      09-15-33               5.00             2,658,840                2,530,043
Govt Natl Mtge Assn #780394
      12-15-08               7.00               659,417                  667,233
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80
      01-20-32               5.46               159,201(j)                22,255
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl B1
      05-19-34               4.39             1,389,386(h)             1,342,198
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36               5.42             3,092,723(h)             3,091,697
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
      04-25-35               4.50            47,253,978(j)               494,690
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR3 Cl 3A1
      04-25-35               5.32               970,042(h)               959,546
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
      02-27-46               7.00               550,341(c,d)             550,513
Master Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
      07-25-34               4.39             1,448,521(h)             1,414,017
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19               5.00             1,915,731                1,858,857
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
      05-25-34               6.00             2,173,117                2,156,406
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19               5.00             4,117,262                4,006,013
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19               5.00             1,995,285                1,942,150
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
      04-25-46               6.05               725,000(c,d)             725,000

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36               6.00%         $  1,953,217             $  1,952,752
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
      02-25-36               6.18             2,915,024                2,914,266
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3AC Cl B1
      03-25-34               4.93             1,830,757(h)             1,793,995
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
      05-25-34               4.59             1,317,950(h)             1,273,351
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33               5.50             3,949,188                3,773,401
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
      07-25-36               7.00             3,098,688                3,123,968
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
      12-25-35               7.10            16,561,714(j)               177,909
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33               4.06             2,400,000(h)             2,313,702
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19               4.50               200,608                  189,832
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB4 Cl 22A
      12-25-19               6.00             2,010,813                1,998,990
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45               5.27             1,434,333(h)             1,435,326
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35               5.00             4,101,696                3,872,247
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35               5.50             3,673,975                3,517,831
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR1 Cl 1A1
      02-25-35               4.55               123,652(h)               120,234

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR4 Cl B1
      04-25-35               4.57%         $    620,887(h)          $    591,047
                                                                    ------------
Total                                                                338,647,623
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
      02-01-16               6.63               280,000                  271,600
L-3 Communications
      06-15-12               7.63               165,000                  169,125
                                                                    ------------
Total                                                                    440,725
--------------------------------------------------------------------------------

AUTOMOTIVE (--%)
GMAC
      08-28-07               6.13               860,000                  841,622
      09-15-11               6.88               205,000                  192,581
                                                                    ------------
Total                                                                  1,034,203
--------------------------------------------------------------------------------

BANKING (0.7%)
Bank United
      03-15-09               8.00             3,500,000                3,697,281
Banknorth Group
   Sr Nts
      05-01-08               3.75             3,385,000                3,280,336
Popular North America
   Sr Nts
      10-01-08               3.88             4,835,000                4,633,772
Sovereign Bank
   Sub Nts
      03-15-13               5.13             1,545,000                1,465,116
Washington Mutual Bank
   Sub Nts
      08-15-14               5.65             1,465,000                1,417,651
                                                                    ------------
Total                                                                 14,494,156
--------------------------------------------------------------------------------

BROKERAGE (0.1%)
LaBranche & Co
   Sr Nts
      05-15-12              11.00               250,000                  274,375
Merrill Lynch & Co
      05-16-16               6.05             2,065,000                2,055,838
                                                                    ------------
Total                                                                  2,330,213
--------------------------------------------------------------------------------

CHEMICALS (--%)
Airgas
      10-01-11               9.13               225,000                  236,250
Chemtura
      06-01-16               6.88                80,000                   77,600
MacDermid
      07-15-11               9.13               175,000                  183,531
                                                                    ------------
Total                                                                    497,381
--------------------------------------------------------------------------------

ELECTRIC (1.2%)
Aquila Canada Finance
      06-15-11               7.75               335,000(c)               349,238
Arizona Public Service
      03-01-12               6.50               365,000                  370,492
      05-15-15               4.65             2,230,000                1,986,143

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
7 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
ELECTRIC (CONT.)
CMS Energy
   Sr Nts
      01-15-09               7.50%         $    450,000             $    455,625
Consumers Energy
   1st Mtge
      02-15-12               5.00               553,000                  525,023
      02-15-17               5.15             1,365,000(m)             1,259,390
Consumers Energy
   1st Mtge Series H
      02-17-09               4.80             2,075,000                2,019,624
Detroit Edison
   Secured
      02-15-15               4.80               670,000                  615,449
DPL
   Sr Nts
      09-01-11               6.88               975,000                1,011,330
Dynegy Holdings
      05-15-18               7.13                30,000                   26,700
Dynegy Holdings
   Sr Unsecured
      05-01-16               8.38               110,000(d)               109,450
Edison Mission Energy
   Sr Nts
      06-15-13               7.50               190,000(d,i)             188,100
Exelon
      06-15-10               4.45             3,550,000                3,385,853
IPALCO Enterprises
   Secured
      11-14-08               8.38               375,000                  390,000
      11-14-11               8.63               595,000                  638,138
Metropolitan Edison
   Sr Nts
      03-15-10               4.45               925,000                  882,138
Midwest Generation LLC
   Series B
      01-02-16               8.56                48,059                   51,543
NRG Energy
      02-01-14               7.25               245,000                  245,000
Ohio Edison
      06-15-09               5.65             2,015,000(d)             2,001,822
Ohio Edison
   Sr Nts
      05-01-15               5.45               425,000                  405,785
PacifiCorp
   1st Mtge
      06-15-35               5.25               740,000                  634,324
PSI Energy
      09-15-13               5.00               730,000                  692,069
      10-15-35               6.12             2,310,000                2,177,833
Sierra Pacific Power
      05-15-16               6.00               945,000(d)               908,406
Southern California Edison
   1st Mtge
      04-01-35               5.75               900,000                  828,789
Tampa Electric
      06-15-12               6.88             1,110,000                1,165,637

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
ELECTRIC (CONT.)
Virginia Electric & Power
   Sr Nts Series A
      03-01-13               4.75%         $  1,665,000             $  1,553,936
Xcel Energy
   Sr Nts
      07-01-08               3.40               710,000                  678,632
                                                                    ------------
Total                                                                 25,556,469
--------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
      07-01-15               9.30             1,405,821(k)             1,462,054
--------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.6%)
Cadbury Schweppes US Finance LLC
      10-01-08               3.88             5,130,000(d)             4,930,131
Cott Beverages USA
      12-15-11               8.00               330,000                  330,825
Kraft Foods
      06-01-12               6.25             3,785,000                3,849,061
Kraft Foods
   Sr Unsecured
      11-01-11               5.63             4,580,000                4,535,482
                                                                    ------------
Total                                                                 13,645,499
--------------------------------------------------------------------------------

GAMING (0.1%)
MGM MIRAGE
      10-01-09               6.00               265,000                  259,700
MGM MIRAGE
   Sr Nts
      02-27-14               5.88               115,000                  106,231
Mohegan Tribal Gaming Authority
      02-15-15               6.88                95,000                   90,725
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13               6.13               165,000                  156,956
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12               8.00               310,000                  317,750
Station Casinos
   Sr Sub Nts
      03-01-16               6.88               730,000                  705,363
                                                                    ------------
Total                                                                  1,636,725
--------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
NiSource Finance
      11-15-10               7.88             1,035,000                1,111,948
--------------------------------------------------------------------------------

GAS PIPELINES (0.2%)
ANR Pipeline
      03-15-10               8.88               440,000                  465,780
Colorado Interstate Gas
   Sr Nts
      03-15-15               5.95               160,000                  149,447
      11-15-15               6.80               290,000(d)               291,450
Consolidated Natural Gas
   Sr Nts
      04-15-11               6.85               805,000                  835,550
Southern Natural Gas
      03-15-10               8.88               290,000                  306,991

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
GAS PIPELINES (CONT.)
Southern Star Central
      03-01-16               6.75%         $    315,000(d)          $    307,125
Southern Star Central Gas Pipeline
      06-01-16               6.00             1,460,000(d)             1,436,275
Transcontinental Gas Pipe Line
   Series B
      08-15-11               7.00               400,000                  410,500
Transcontinental Gas Pipe Line
   Sr Nts
      04-15-16               6.40               400,000(d)               392,000
Williams Companies
   Sr Nts
      07-15-19               7.63               190,000                  196,175
                                                                    ------------
Total                                                                  4,791,293
--------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Cardinal Health
      07-15-08               6.25               400,000                  403,952
      06-15-15               4.00             2,230,000                1,908,539
      12-15-17               5.85             1,745,000                1,679,906
Omnicare
   Sr Sub Nts
      12-15-13               6.75               345,000                  334,650
Triad Hospitals
   Sr Nts
      05-15-12               7.00               400,000                  396,500
                                                                    ------------
Total                                                                  4,723,547
--------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
UnitedHealth Group
   Sr Unsecured
      03-15-11               5.25             1,215,000                1,187,310
      03-15-15               4.88             2,480,000                2,280,393
      03-15-16               5.38               955,000                  905,117
                                                                    ------------
Total                                                                  4,372,820
--------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.1%)
Chesapeake Energy
      08-15-17               6.50               165,000                  155,925
Pioneer Natural Resources
      05-01-18               6.88               715,000                  690,126
Pioneer Natural Resources
   Sr Nts
      07-15-16               5.88               410,000                  372,647
                                                                    ------------
Total                                                                  1,218,698
--------------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Denbury Resources
   Sr Sub Nts
      12-15-15               7.50                35,000                   35,525
--------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Comcast
      06-15-16               4.95             5,905,000                5,296,519
Videotron Ltee
      01-15-14               6.88               145,000(c)               141,013
                                                                    ------------
Total                                                                  5,437,532
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
8 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MEDIA NON CABLE (0.3%)
Dex Media East LLC/Finance
      11-15-09               9.88%         $     75,000             $     79,500
Dex Media West LLC/Finance
   Sr Nts Series B
      08-15-10               8.50               145,000                  150,075
Emmis Operating
   Sr Sub Nts
      05-15-12               6.88                65,000                   63,700
Gray Television
      12-15-11               9.25               325,000                  342,063
Lamar Media
      01-01-13               7.25               165,000                  163,556
      08-15-15               6.63               175,000                  166,250
News America
      12-15-35               6.40             2,780,000(d)             2,564,931
Radio One
   Series B
      07-01-11               8.88               350,000                  365,750
RR Donnelley & Sons
      05-15-15               5.50             1,660,000                1,540,158
Sun Media
      02-15-13               7.63               240,000(c)               244,800
                                                                    ------------
Total                                                                  5,680,783
--------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
   Sr Nts
      07-15-14               7.38               140,000                  143,150
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
Residential Capital
   Sr Unsecured
      06-30-10               6.38             5,435,000                5,365,062
Willis North America
      07-15-15               5.63             1,070,000                1,012,627
                                                                    ------------
Total                                                                  6,377,689
--------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Marsh & McLennan Companies
   Sr Unsecured
      09-15-15               5.75             3,155,000                3,015,675
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
REITS (--%)
Brandywine Operating Partnership LP
      04-01-16               6.00%         $    950,000             $    924,388
--------------------------------------------------------------------------------

RESTAURANTS (0.1%)
Yum! Brands
   Sr Nts
      04-15-11               8.88             1,130,000                1,264,589
      04-15-16               6.25               910,000                  906,600
                                                                    ------------
Total                                                                  2,171,189
--------------------------------------------------------------------------------

RETAILERS (0.5%)
AutoNation
      04-15-14               7.00               130,000(d)               129,350
CVS
      09-15-09               4.00             3,760,000                3,571,135
      09-15-14               4.88             1,660,000                1,531,242
May Department Stores
      07-15-09               4.80             3,635,000                3,539,454
      07-15-34               6.70             1,660,000                1,635,063
United Auto Group
      03-15-12               9.63               190,000                  200,688
                                                                    ------------
Total                                                                 10,606,932
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14               7.63                40,000(d)                40,200
Erac USA Finance
      11-15-15               5.90               105,000(d)               102,637
      11-01-16               6.20             1,525,000(d)             1,517,658
                                                                    ------------
Total                                                                  1,660,495
--------------------------------------------------------------------------------

WIRELESS (0.3%)
Nextel Communications
   Sr Nts Series F
      03-15-14               5.95             1,540,000                1,496,504
US Cellular
   Sr Nts
      12-15-33               6.70               760,000                  711,208
Vodafone Group
      06-15-11               5.50             5,025,000(c)             4,931,701
                                                                    ------------
Total                                                                  7,139,413
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
WIRELINES (1.5%)
BellSouth
      09-15-09               4.20%         $  2,160,000             $  2,065,738
Deutsche Telekom Intl Finance
      03-23-11               5.38             1,970,000(c)             1,921,735
Embarq
      06-01-36               8.00             1,260,000                1,266,279
Qwest
      03-15-12               8.88               350,000                  375,375
Qwest
   Sr Nts
      06-15-15               7.63               220,000                  223,850
Telecom Italia Capital
      10-01-15               5.25             1,720,000(c)             1,572,955
      11-15-33               6.38             2,810,000(c)             2,561,745
TELUS
      06-01-11               8.00             7,492,500(c)             8,186,860
Valor Telecommunications Enterprises LLC/Finance
      02-15-15               7.75                25,000                   25,750
Verizon Pennsylvania
   Series A
      11-15-11               5.65            13,495,000               13,151,417
                                                                    ------------
Total                                                                 31,351,704
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $814,102,032)                                                $795,727,049
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.3%)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER
Deutsche Bank
      06-13-06               5.02%         $ 10,000,000           $    9,981,908
Park Granada LLC
      06-01-06               5.09            16,700,000(o)            16,697,639
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $26,683,300)                                               $   26,679,547
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,036,810,143)(q)                                         $2,191,893,509
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2006, the value of foreign securities represented 5.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $38,764,160 or 1.8% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


--------------------------------------------------------------------------------
9 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Balanced Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      MBIA  -- MBIA Insurance Corporation

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(i) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $58,059,768.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.

(k) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                         ACQUISITION DATES                    COST
      --------------------------------------------------------------------------
      United Artists Theatre Circuit
         9.30% 2015                  12-08-95 thru 08-12-96        $   1,381,316

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(m) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                           NOTIONAL AMOUNT
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Sept. 2006, 20-year                          $   8,700,000
      U.S. Treasury Note, Sept. 2006, 10-year                         36,300,000

      SALE CONTRACTS
      U.S. Treasury Note, June 2006, 5-year                           32,100,000
      U.S. Treasury Note, Sept. 2006, 2-year                           9,600,000

(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2006:

      SECURITY                PRINCIPAL AMOUNT  SETTLEMENT DATE  PROCEEDS RECEIVABLE         VALUE
      ----------------------------------------------------------------------------------------------
      Federal Natl Mtge Assn
      06-01-21 5.00%            $ 3,000,000         6-19-06          $ 2,896,875       $ 2,896,875
      06-01-36 5.00               5,000,000         6-13-06            4,712,500         4,689,060
      06-01-36 5.50               2,500,000         6-13-06            2,416,211         2,407,030

(o) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $16,697,639 or 0.8% of net assets.

(p) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(q) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $2,036,810,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 214,941,000
      Unrealized depreciation                                        (59,857,000)
      ---------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 155,084,000
      ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
10 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Cash Management Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (9.8%)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
AmSouth Bank
      11-10-06               5.19%         $  6,000,000             $  6,000,000
Bank of New York
      02-14-07               4.94             5,000,000                5,000,000
Barclays Bank NY
      06-01-06               4.97             5,000,000(c)             5,000,000
      07-18-06               5.09             5,000,000                5,000,000
Canadian Imperial Bank of Commerce NY
      01-29-07               4.75             5,000,000                5,000,000
Citibank NA
      08-28-06               5.17             9,000,000                9,000,000
Credit Suisse First Boston NY
      09-26-06               4.93             5,000,000(c)             5,000,000
      03-29-07               5.16             3,000,000                3,000,000
DEPFA Bank
      01-26-07               5.27             5,000,000                5,000,000
Deutsche Bank
      01-16-07               4.72             5,000,000                5,000,000
Natexis Banques Populair NY
      01-23-07               4.75             5,000,000                5,000,000
      05-03-07               5.30             5,000,000                5,000,000
SunTrust Banks
      08-22-06               5.03             8,000,000(c)             8,000,000
Wells Fargo Bank
      05-03-07               5.25             5,000,000                5,000,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $76,000,000)                                                 $ 76,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER (90.5%)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
ASSET-BACKED (62.8%)
Amstel Funding
      06-01-06               4.70%         $  3,439,000(b)          $  3,439,000
      06-20-06               4.33             3,000,000(b)             2,992,796
      09-27-06               5.02             1,739,000(b)             1,710,614
      11-03-06               5.16             6,000,000(b)             5,868,767
Amsterdam Funding
      06-27-06               4.84             9,500,000(b)             9,465,626
Beta Finance
      07-12-06               4.87             4,500,000                4,474,580
Bryant Park Funding LLC
      07-06-06               4.80             3,445,000(b)             3,428,555
CC (USA)/Centari
      06-27-06               4.70             1,000,000                  996,490
      07-07-06               4.80             3,000,000                2,985,270
CHARTA LLC
      06-09-06               4.32             4,000,000(b)             3,995,680
      06-22-06               4.80            10,000,000(b)             9,970,746
      07-20-06               4.75             2,000,000(b)             1,986,879


--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
ASSET-BACKED (CONT.)
Chesham Finance LLC
      06-01-06               5.08%         $ 14,400,000             $ 14,400,000
      06-26-06               4.85            12,600,000               12,555,988
Citibank Credit Card Dakota Nts
      06-12-06               4.60            14,000,000(b)            13,978,568
      06-13-06               4.63             9,000,000(b)             8,984,970
      06-14-06               4.67             6,000,000(b)             5,989,123
CRC Funding LLC
      06-07-06               4.17             3,000,000(b)             2,997,570
      06-08-06               4.25             2,000,000(b)             1,998,114
      07-12-06               4.95             9,000,000(b)             8,948,340
      07-13-06               4.94            15,000,000(b)            14,911,975
Cullinan Finance
      06-22-06               4.66             3,000,000(c)             2,991,478
      07-07-06               4.85             4,905,000                4,880,671
      07-13-06               4.94            18,000,000               17,894,451
      03-15-07               5.04             3,000,000                2,999,515
Deer Valley Funding LLC
      06-22-06               4.82             5,525,000                5,508,789
      06-26-06               4.85             5,661,000                5,641,226
      07-17-06               5.00            19,000,000               18,876,821
Emerald Certificates MBNA MCCT
      06-13-06               4.53             4,000,000(b)             3,993,467
      06-20-06               4.76             7,000,000(b)             6,981,528
      06-20-06               4.79             4,000,000(b)             3,989,381
      06-22-06               4.76             8,000,000(b)             7,976,807
      07-11-06               4.87             1,000,000(b)               994,489
      07-19-06               5.03             6,000,000(b)             5,959,200
FCAR Owner Trust 1
      06-19-06               4.76             5,000,000                4,987,475
Five Finance
      06-28-06               4.71             1,000,000                  996,348
      07-10-06               4.83             2,000,000                1,989,318
      07-25-06               4.95             5,000,000                4,962,500
Galaxy Funding
      06-28-06               4.71             3,000,000(b)             2,989,043
      07-12-06               4.94             4,000,000(b)             3,977,086
      07-31-06               4.97            10,000,000(b)             9,916,500
Gemini Securitization
      06-26-06               4.84             1,000,000(b)               996,514
      07-28-06               4.95             6,000,000(b)             5,952,500
Grampian Funding LLC
      06-02-06               2.36             5,000,000(b)             4,999,344
      08-03-06               4.89             8,000,000(b)             7,931,120
      08-07-06               4.90             3,000,000(b)             2,972,474
      09-08-06               4.91             5,000,000(b)             4,932,763
      10-10-06               5.11             1,000,000(b)               981,624
      11-01-06               5.17             4,000,000(b)             3,913,470
Jupiter Securitization
      06-29-06               4.87             6,000,000(b)             5,976,573

--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
ASSET-BACKED (CONT.)
K2 (USA) LLC
      06-30-06               4.76%         $  1,000,000             $    996,053
      10-30-06               5.18             5,000,000                4,893,042
      10-31-06               5.17             3,176,000                3,107,744
Nieuw Amsterdam
      06-05-06               3.82             2,651,000(b)             2,649,595
      06-07-06               4.31             6,800,000(b)             6,794,311
      06-08-06               3.94             2,000,000(b)             1,998,250
      06-15-06               4.63            14,000,000(b)            13,973,058
      07-10-06               4.84             3,218,000(b)             3,200,778
Park Granada LLC
      06-01-06               5.08             9,000,000(b)             9,000,000
      06-05-06               3.90             3,000,000(b)             2,998,377
      06-06-06               4.11             2,905,000(b)             2,903,011
      06-23-06               4.76             8,000,000(b)             7,975,751
      07-05-06               4.79             8,000,000(b)             7,962,902
Scaldis Capital LLC
      06-09-06               4.00             1,400,000(b)             1,398,600
      07-24-06               4.94             7,898,000(b)             7,839,862
      10-06-06               5.10             1,149,000(b)             1,128,530
Sedna Finance
      08-15-06               5.13            10,000,000(c)            10,000,000
      05-08-07               5.40             3,000,000                3,000,000
Sheffield Receivables
      06-29-06               4.86             9,000,000(b)             8,964,895
Sigma Finance
      06-13-06               4.55             4,500,000                4,492,620
      06-16-06               5.07            15,000,000(c)            14,999,968
      06-21-06               4.51             5,000,000                4,986,889
Solitaire Funding LLC
      06-16-06               4.71            12,000,000(b)            11,974,925
      07-21-06               4.69             3,000,000(b)             2,980,208
      08-14-06               5.05             7,000,000(b)             6,927,192
      11-21-06               5.23             1,000,000(b)               975,348
Thames Asset Global Securitization #1
      07-06-06               4.93             1,018,000(b)             1,013,002
Thunder Bay Funding LLC
      06-21-06               4.62             3,000,000(b)             2,991,933
      07-10-06               4.84             5,000,000(b)             4,973,242
      07-17-06               4.96             8,000,000(b)             7,948,480
White Pine Finance LLC
      06-12-06               4.15             5,000,000                4,993,094
      07-10-06               4.84             1,000,000                  994,648
      07-11-06               4.88             3,975,000                3,953,027
      08-25-06               5.11            10,000,000                9,879,347
      09-06-06               5.02            10,000,000(c)             9,999,734
                                                                    ------------
Total                                                                488,110,542
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
11 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Cash Management Fund

--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
BANKING (16.1%)
ANZ Delaware
      10-05-06               5.07%         $  2,475,000             $  2,431,471
Bank of America
      07-27-06               4.95            10,000,000                9,922,222
      10-11-06               5.13            12,000,000               11,776,919
      10-27-06               5.15             5,000,000                4,895,578
Credit Suisse First Boston NY
      06-06-06               4.06             1,000,000                  999,324
      07-03-06               4.77             5,000,000                4,978,222
DekaBank Deutsche Girozentrale
      05-16-07               5.10             4,000,000(c)             4,000,000
DEPFA Bank
      03-15-07               4.92            10,000,000(c)            10,000,000
Irish Life & Permanent
      10-18-06               5.15            12,000,000(b)            11,764,241
      06-21-07               5.08             5,000,000(c)             4,999,625
Natexis Banques Populair
      06-15-07               5.06             3,000,000(c)             3,000,000
Noredea North America
      10-02-06               5.08             3,000,000                2,948,443
Northern Rock
      04-09-07               4.94            10,700,000(c)            10,700,000
      05-03-07               5.08             5,000,000(c)             5,000,000

--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
BANKING (CONT.)
Skandinaviska Enskilda Banken
      06-08-07               5.07%         $  5,000,000(c)          $  5,000,000
      06-15-07               5.07            10,000,000(c)            10,000,000
Societe Generale North America
      10-18-06               5.16             8,000,000                7,842,621
Wells Fargo Bank
      07-03-07               5.00             5,000,000(c)             5,000,000
Westpac Banking
      04-11-07               4.93            10,700,000(c)            10,700,000
                                                                    ------------
Total                                                                125,958,666
--------------------------------------------------------------------------------

BROKERAGE (6.3%)
Bear Stearns Companies
      10-13-06               5.05            10,000,000(c)            10,000,000
      01-12-07               5.06             7,000,000(c)             7,000,000
      06-15-07               5.09             5,000,000(c)             5,000,000
      06-25-07               5.13             5,000,000(c)             5,000,000
Goldman Sachs Group
      06-15-07               5.10             5,000,000(c)             5,000,000
Lehman Brothers Holdings
      06-21-07               5.17             8,000,000(c)             8,000,000
      06-26-07               5.19             5,000,000(b,c)           5,000,000
Merrill Lynch & Co
      06-15-07               5.06             5,000,000(c)             5,000,000
                                                                    ------------
Total                                                                 50,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
DIVERSIFIED MANUFACTURING (1.2%)
General Electric
      06-26-06               4.77%         $ 10,000,000             $  9,965,694
--------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (2.2%)
SLM
      06-15-07               5.08             7,500,000(c)             7,500,000
      06-18-07               5.08            10,000,000(c)            10,000,000
                                                                    ------------
Total                                                                 17,500,000
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
HSBC Finance
      06-22-07               5.11             5,000,000(c)             5,000,000
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Eli Lilly
      06-29-07               4.99             5,000,000(c)             5,000,000
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $701,534,902)                                                $701,534,902
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $777,534,902)(d)                                             $777,534,902
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $321,437,697 or 41.4% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) Also represents the cost of securities for federal income tax purposes at May 31, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
12 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Core Bond Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (103.6%)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
SOVEREIGN (1.2%)
Bundesrepublik Deutschland
   (European Monetary Unit)
      01-04-07               6.00%              487,000(c)          $    634,153
United Mexican States
      09-27-34               6.75                85,000(c)                82,153
                                                                    ------------
Total                                                                   716,306
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (31.7%)
Federal Farm Credit Bank
      10-10-08               4.25               225,000                  219,911
Federal Home Loan Bank
      01-18-08               4.63               955,000                  945,269
Federal Home Loan Mtge Corp
      09-15-06               3.63               895,000                  890,938
      08-17-07               4.00               780,000                  767,796
      06-15-08               3.88               870,000                  846,301
      10-15-08               5.13               120,000                  119,438
      12-19-08               4.63               350,000                  344,379
      03-15-09               5.75               120,000                  121,266
      07-12-10               4.13             1,097,000                1,047,340
Federal Natl Mtge Assn
      05-15-07               3.88             1,250,000                1,234,200
      01-15-08               4.63             1,200,000                1,185,567
      10-15-08               4.50               585,000                  574,694
      02-15-09               3.25             1,215,000                1,152,164
U.S. Treasury
      11-30-06               2.88                75,000                   74,186
      09-30-07               4.00             1,215,000                1,198,436
      11-30-07               4.25               810,000                  800,602
      02-15-08               3.38                85,000                   82,702
      05-15-09               4.88               185,000                  184,219
      04-30-11               4.88               750,000                  744,728
      05-31-11               4.88               100,000                   99,313
      05-15-16               5.13             1,175,000                1,175,918
      05-15-18               9.13               725,000                  971,557
      08-15-23               6.25             1,347,000(j)             1,479,911
      02-15-26               6.00             2,743,000                2,957,296
                                                                    ------------
Total                                                                 19,218,131
--------------------------------------------------------------------------------

ASSET-BACKED (1.9%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
      04-20-08               2.76                50,000(d,e)              49,096
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
      12-06-10               4.87                50,000                   49,492
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
      04-20-11               4.29               100,000(d,e)              95,633
Capital Auto Receivables Asset Trust
   Series 2004-1
      09-15-10               2.84                50,000                   48,400

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
ASSET-BACKED (CONT.)
Capital One Auto Finance Trust
   Series 2005-BSS Cl A3
      11-15-09               4.08%         $    100,000             $     98,084
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
      03-15-10               4.35                50,000                   48,921
Countrywide Asset-Backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36               4.92                30,000                   28,393
Countrywide Asset-Backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36               5.34                88,665(i)                88,760
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31               5.78               125,000(d,e)             124,727
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
      03-15-12               4.15                25,000(e)                24,511
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
      09-15-09               3.40                47,596(e)                47,212
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
      03-16-09               2.94                58,263                   57,198
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2
      07-25-11               5.88               200,000(b,g)              52,630
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35               4.49                55,000                   53,738
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36               5.57                90,000                   89,351
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36               5.22               190,000(i)               190,119
WFS Financial Owner Trust
   Series 2004-1 Cl D
      08-22-11               3.17                34,918                   34,190
                                                                    ------------
Total                                                                  1,180,455
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (10.4%)(F)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42               4.89                75,000                   72,747
Banc of America Commercial Mtge
   Series 2005-6 Cl A4
      09-10-47               5.18               250,000                  239,485
Banc of America Large Loan
   Series 2005-BOCA Cl A1
      12-15-16               5.20                70,864(d,i)              70,876

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
   Series 2005-BOCA Cl A2
      12-15-16               5.25%         $     50,000(d,i)        $     50,022
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21               5.46                75,000(d,i)              75,096
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21               5.52                75,000(d,i)              75,096
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21               5.61                50,000(d,i)              50,064
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
      07-11-42               4.57               100,000                   95,101
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40               5.41                75,000                   72,587
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42               5.16               100,000                   93,809
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
      11-20-14               4.46               163,449(d)               158,233
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A1
      05-15-19               5.25               149,424                  148,412
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30               5.68               100,000                  100,141
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51               4.15               104,653(d)               102,022
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1
      07-15-44               5.23                50,000                   48,679
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A
      02-05-19               5.37                50,000(d,i)              49,996
Credit Suisse Mtge Capital Ctfs
   Series 2006-C1 Cl A2
      02-15-39               5.51               200,000                  198,866
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39               5.85               100,000                   99,241
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
      11-15-36               4.49               232,671                  225,181
CS First Boston Mtge Securities
   Series 2005-C5 Cl A2
      08-15-38               5.10                50,000                   48,927
Federal Natl Mtge Assn
      08-25-12               4.72               100,000                   95,413

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
13 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Core Bond Fund


--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #386768
      01-01-11               4.23%         $     96,619             $     91,523
Federal Natl Mtge Assn #387166
      11-01-11               4.33                97,713                   92,250
Federal Natl Mtge Assn #555806
      10-01-13               5.11               183,646                  177,847
Federal Natl Mtge Assn #735029
      09-01-13               5.28               146,606                  143,796
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40               4.12                50,000                   47,739
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
      06-10-48               4.77               100,000                   92,968
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
      07-10-45               4.59               102,112                   99,681
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35               4.77               175,000(d)               168,680
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
      05-10-43               4.21                66,978                   65,049
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36               4.88                50,000                   48,410
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38               4.96                75,000                   72,837
GS Mtge Securities II
   Series 2006-GG6 Cl A4
      04-10-38               5.55               125,000                  122,372
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37               4.37               105,559                  102,513
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37               5.26               150,000                  145,446
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37               4.13               108,628                  103,360
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39               3.97                44,353                   42,499
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
      05-15-41               5.09               100,000                   97,641
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37               4.18                50,000                   47,831
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42               4.33               218,710                  213,627
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A4
      12-15-44               5.18               250,000                  239,741

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB14 Cl A4
      12-12-44               5.48%         $    100,000             $     97,414
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6
      04-15-43               5.49               125,000                  122,667
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
      09-15-26               4.56                60,000                   57,532
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29               3.97                50,000                   46,028
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29               4.20                75,000                   71,851
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
      09-15-30               4.89               100,000                   97,344
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
      03-15-32               5.64               120,000                  119,179
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
      06-12-43               4.22                86,237                   83,968
Merrill Lynch Mtge Trust
   Series 2006-C1 Cl A4
      05-12-39               5.84                75,000                   74,845
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
      05-15-40               3.27                69,115                   65,496
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41               4.34                75,000                   72,271
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40               4.59                75,000                   71,127
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
      09-15-42               5.23               100,000                   95,671
Morgan Stanley Capital I
   Series 2005-T19
      06-12-47               4.85               175,000                  166,726
Morgan Stanley, Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39               5.98               125,000                  126,427
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36               3.67               269,974                  255,863
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42               5.09               100,000                   97,095
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
      10-15-44               5.20               125,000                  119,972
Wachovia Bank Commercial Mtge Trust
   Series 2006-C25
      05-15-43               5.94               100,000                  100,400
                                                                    ------------
Total                                                                  6,327,680
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (41.9%)(F)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36               5.73%         $    182,845(h)          $    181,533
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 7A1
      07-25-35               5.08               121,063(h)               119,210
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36               5.98               215,341(h)               214,010
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-2 Cl CB1
      05-25-36               6.28               174,944(h)               174,469
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36               5.95               143,721(h)               143,517
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19               4.75                72,242                   68,630
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18               4.75                41,562                   39,484
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35               5.50               123,991                  122,383
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
      11-25-35               5.50               128,316                  126,654
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35               5.50               252,885                  249,836
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35               7.50                98,646                  100,711
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36               5.50                90,163                   89,005
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36               6.00               190,000                  190,534
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36               6.00               241,943                  238,226

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Core Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      07-25-46               5.32%         $    400,000(i)          $    400,000
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-HYB1 Cl 6A1
      03-25-35               5.19               317,127(h)               310,801
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35               7.00               141,412(d)               144,424
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
      03-20-36               5.41               142,897(h)               141,069
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46               5.38               272,806(h)               273,007
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36               7.00               215,982                  217,845
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-8 Cl 7A1
      09-25-35               7.00               230,299                  232,170
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45               6.38             1,417,528(g)                19,048
Federal Home Loan Mtge Corp #B11452
      12-01-18               6.00               164,245                  165,471
Federal Home Loan Mtge Corp #B11835
      01-01-19               5.50               135,481                  133,600
Federal Home Loan Mtge Corp #B12280
      02-01-19               5.50               170,192                  167,829
Federal Home Loan Mtge Corp #C46101
      08-01-29               6.50               321,066                  326,225
Federal Home Loan Mtge Corp #C90613
      01-01-23               5.00                56,986                   54,301
Federal Home Loan Mtge Corp #C90683
      06-01-23               5.00               113,502                  108,154
Federal Home Loan Mtge Corp #C90767
      12-01-23               6.00                54,416                   54,326
Federal Home Loan Mtge Corp #D96348
      10-01-23               5.50               166,761                  162,794
Federal Home Loan Mtge Corp #G01410
      04-01-32               7.00                91,110                   93,479
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
      01-15-18               6.50                60,680                   61,833
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
      07-15-17               7.50               251,012(g)                32,376

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
      06-01-21               5.00%         $    550,000(b)          $    531,094
      06-01-21               5.50             1,215,000(b)             1,196,396
      06-01-21               6.00               500,000(b)               502,969
      06-01-36               6.00             1,695,000(b)             1,673,814
      06-01-36               6.50             2,625,000(b)             2,647,970
      06-01-36               7.00               350,000(b)               358,531
Federal Natl Mtge Assn #252440
      05-01-29               7.00               171,620                  176,239
Federal Natl Mtge Assn #254560
      11-01-32               5.00                23,969                   22,587
Federal Natl Mtge Assn #255788
      06-01-15               5.50               378,653                  374,168
Federal Natl Mtge Assn #323715
      05-01-29               6.00                83,942                   83,286
Federal Natl Mtge Assn #545869
      07-01-32               6.50                51,206                   51,939
Federal Natl Mtge Assn #545874
      08-01-32               6.50               143,308                  145,250
Federal Natl Mtge Assn #555340
      04-01-33               5.50               163,127                  157,884
Federal Natl Mtge Assn #615135
      11-01-16               6.00               190,826                  192,126
Federal Natl Mtge Assn #645569
      06-01-32               7.00               488,432                  501,176
Federal Natl Mtge Assn #650009
      09-01-31               7.50                35,919                   37,311
Federal Natl Mtge Assn #667604
      10-01-32               5.50               196,848                  190,365
Federal Natl Mtge Assn #677089
      01-01-33               5.50               189,496                  183,255
Federal Natl Mtge Assn #677695
      02-01-33               6.50               383,259                  389,197
Federal Natl Mtge Assn #683116
      02-01-33               6.00               342,266                  339,169
Federal Natl Mtge Assn #704610
      06-01-33               5.50               194,251                  187,800
Federal Natl Mtge Assn #720378
      06-01-18               4.50                66,870                   63,483
Federal Natl Mtge Assn #724867
      06-01-18               5.00               124,397                  120,555
Federal Natl Mtge Assn #725232
      03-01-34               5.00               434,292                  409,107
Federal Natl Mtge Assn #725284
      11-01-18               7.00                43,078                   44,046
Federal Natl Mtge Assn #725425
      04-01-34               5.50               484,367                  468,567
Federal Natl Mtge Assn #725431
      08-01-15               5.50               104,261                  103,056
Federal Natl Mtge Assn #725719
      07-01-33               4.84                82,394(h)                80,008
Federal Natl Mtge Assn #725737
      08-01-34               4.53                88,749(h)                87,904
Federal Natl Mtge Assn #725773
      09-01-34               5.50               615,113                  593,973
Federal Natl Mtge Assn #743455
      10-01-18               5.50               205,131                  202,466

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743579
      11-01-33               5.50%         $    115,736             $    111,892
Federal Natl Mtge Assn #747784
      10-01-18               4.50               230,266                  218,604
Federal Natl Mtge Assn #749745
      11-01-18               4.50               295,478                  280,513
Federal Natl Mtge Assn #753074
      12-01-28               5.50               161,260                  156,126
Federal Natl Mtge Assn #759330
      01-01-19               6.50               152,142                  154,851
Federal Natl Mtge Assn #759342
      01-01-34               6.50               112,066                  113,628
Federal Natl Mtge Assn #761031
      01-01-34               5.00               192,757                  181,538
Federal Natl Mtge Assn #763754
      02-01-29               5.50               166,010                  160,728
Federal Natl Mtge Assn #763798
      03-01-34               5.50               264,168                  255,650
Federal Natl Mtge Assn #765760
      02-01-19               5.00               145,469                  140,903
Federal Natl Mtge Assn #791447
      10-01-34               6.00               391,353                  387,326
Federal Natl Mtge Assn #794958
      10-01-19               6.00               237,803                  239,332
Federal Natl Mtge Assn #811925
      04-01-35               4.93               123,644(h)               121,485
Federal Natl Mtge Assn #815264
      05-01-35               5.25               346,405(h)               342,731
Federal Natl Mtge Assn #821378
      05-01-35               5.03               133,939(h)               132,374
Federal Natl Mtge Assn #829227
      08-01-35               6.00               457,071                  451,813
Federal Natl Mtge Assn #845070
      12-01-35               5.10               145,699(h)               143,550
Federal Natl Mtge Assn #878661
      02-01-36               5.50               444,243(b)               426,474
Federal Natl Mtge Assn #881629
      02-01-36               5.50               423,056(b)               405,368
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
      01-25-36               8.73               538,996(g)               150,472
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA2 Cl 2A1
      04-25-35               5.40               109,155                  108,529
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA3 Cl 3A1
      05-25-35               5.38                89,098                   88,065
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA4 Cl B1
      06-25-35               5.37               129,700                  132,133
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36               5.42               222,676(h)               222,602

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
15 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Core Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-3 Cl B1
      06-19-36               6.40%         $    200,000(h)          $    200,375
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR3 Cl 3A1
      04-25-35               5.32                49,324(h)                48,790
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19               5.00               113,747                  110,370
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
      05-25-34               6.00                88,099                   87,422
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19               5.00                49,976                   48,626
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19               5.00                77,487                   75,423
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 1A2
      04-25-35               5.50               300,000                  283,296
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36               6.00               170,906                  170,866
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
      05-25-34               4.59                99,468(h)                96,102
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33               5.50               153,864                  147,016
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
      07-25-36               7.00               249,894                  251,933
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33               4.07               125,000(h)               120,505
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19               4.50               227,104                  214,904
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45               5.27               103,066(h)               103,137

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
      07-25-45               5.33%         $    281,348(h)          $    281,569
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35               5.00               307,627                  290,419
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35               5.50               206,661                  197,878
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR1 Cl 1A1
      02-25-35               4.55                 2,013(h)                 1,957
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR16 Cl 6A3
      10-25-35               5.00               273,083(h)               266,302
                                                                    ------------
Total                                                                 25,396,222
--------------------------------------------------------------------------------

BANKING (1.2%)
Banknorth Group
   Sr Nts
      05-01-08               3.75               155,000                  150,207
Popular North America
   Sr Nts
      10-01-08               3.88               370,000                  354,601
Washington Mutual Bank
   Sub Nts
      08-15-14               5.65               250,000                  241,920
                                                                    ------------
Total                                                                    746,728
--------------------------------------------------------------------------------

BROKERAGE (0.3%)
Merrill Lynch & Co
      05-16-16               6.05               160,000                  159,290
--------------------------------------------------------------------------------

ELECTRIC (2.6%)
Arizona Public Service
      03-01-12               6.50                30,000                   30,451
      05-15-15               4.65               170,000                  151,410
Consumers Energy
   1st Mtge
      02-15-12               5.00                45,000                   42,723
      02-15-17               5.15               105,000                   96,876
Consumers Energy
   1st Mtge Series H
      02-17-09               4.80               190,000                  184,930
Detroit Edison
   Secured
      02-15-15               4.80                55,000                   50,522
Exelon
      06-15-10               4.45               275,000                  262,285
Metropolitan Edison
   Sr Nts
      03-15-10               4.45                70,000                   66,756
Ohio Edison
      06-15-09               5.65               155,000(d)               153,986

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
ELECTRIC (CONT.)
PacifiCorp
   1st Mtge
      06-15-35               5.25%         $     55,000             $     47,146
PSI Energy
      09-15-13               5.00                40,000                   37,922
      10-15-35               6.12               175,000                  164,987
Southern California Edison
   1st Mtge
      04-01-35               5.75                65,000                   59,857
Tampa Electric
      06-15-12               6.88                85,000                   89,260
Virginia Electric & Power
   Sr Nts Series A
      03-01-13               4.75               125,000                  116,662
Xcel Energy
   Sr Nts
      07-01-08               3.40                55,000                   52,570
                                                                    ------------
Total                                                                  1,608,343
--------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.7%)
Cadbury Schweppes US Finance LLC
      10-01-08               3.88               395,000(d)               379,610
Kraft Foods
      06-01-12               6.25               305,000                  310,162
Kraft Foods
   Sr Unsecured
      11-01-11               5.63               360,000                  356,501
                                                                    ------------
Total                                                                  1,046,273
--------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
NiSource Finance
      11-15-10               7.88                80,000                   85,948
--------------------------------------------------------------------------------

GAS PIPELINES (0.3%)
Consolidated Natural Gas
   Sr Nts
      04-15-11               6.85                65,000                   67,467
Southern Star Central Gas Pipeline
      06-01-16               6.00               115,000(d)               113,131
                                                                    ------------
Total                                                                    180,598
--------------------------------------------------------------------------------

HEALTH CARE (0.5%)
Cardinal Health
      07-15-08               6.25                30,000                   30,296
      06-15-15               4.00               148,000                  126,665
      12-15-17               5.85               150,000                  144,405
                                                                    ------------
Total                                                                    301,366
--------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.6%)
UnitedHealth Group
   Sr Unsecured
      03-15-11               5.25               120,000                  117,265
      03-15-15               4.88               200,000                  183,902
      03-15-16               5.38                70,000                   66,344
                                                                    ------------
Total                                                                    367,511
--------------------------------------------------------------------------------

MEDIA CABLE (0.7%)
Comcast
      06-15-16               4.95               445,000                  399,145
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
16 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Core Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MEDIA NON CABLE (0.5%)
News America
      12-15-35               6.40%         $    210,000(d)          $    193,754
RR Donnelley & Sons
      05-15-15               5.50               145,000                  134,532
                                                                    ------------
Total                                                                    328,286
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.7%)
Residential Capital
   Sr Unsecured
      06-30-10               6.38               455,000                  449,145
Willis North America
      07-15-15               5.63               140,000                  132,493
                                                                    ------------
Total                                                                    581,638
--------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.6%)
Marsh & McLennan Companies
   Sr Unsecured
      09-15-15               5.75               235,000                  224,623
--------------------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
      04-01-16               6.00                70,000                   68,113
--------------------------------------------------------------------------------

RESTAURANTS (0.3%)
Yum! Brands
   Sr Nts
      04-15-11               8.88                80,000                   89,528
      04-15-16               6.25                75,000                   74,720
                                                                    ------------
Total                                                                    164,248
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
RETAILERS (1.3%)
CVS
      09-15-09               4.00%         $    210,000             $    199,452
      09-15-14               4.88               170,000                  156,814
May Department Stores
      07-15-09               4.80               305,000                  296,983
      07-15-34               6.70               125,000                  123,122
                                                                    ------------
Total                                                                    776,371
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
      11-15-15               5.90%              $35,000(d)                34,212
      11-01-16               6.20                75,000(d)                74,639
                                                                    ------------
Total                                                                    108,851
--------------------------------------------------------------------------------

WIRELESS (0.9%)
Nextel Communications
   Sr Nts Series F
      03-15-14               5.95                95,000                   92,317
US Cellular
   Sr Nts
      12-15-33               6.70                60,000                   56,148
Vodafone Group
      06-15-11               5.50               385,000(c)               377,852
                                                                    ------------
Total                                                                    526,317
--------------------------------------------------------------------------------

WIRELINES (3.9%)
BellSouth
      09-15-09               4.20               170,000                  162,581
Deutsche Telekom Intl Finance
      03-23-11               5.38               135,000(c)               131,693
Embarq
      06-01-36               8.00                90,000                   90,448

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
WIRELINES (CONT.)
Telecom Italia Capital
      10-01-15               5.25%         $    140,000(c)          $    128,031
      11-15-33               6.38               215,000(c)               196,005
TELUS
      06-01-11               8.00               595,000(c)               650,141
Verizon Pennsylvania
   Series A
      11-15-11               5.65             1,065,000                1,037,886
                                                                    ------------
Total                                                                  2,396,785
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $64,282,061)                                                 $ 62,909,228
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (8.4%)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE            AMOUNT                    VALUE(a)
                           YIELD            PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Citibank Credit Card Dakota Nts
      06-13-06               5.02%         $  1,900,000(k)          $  1,896,563
Park Granada LLC
      06-13-06               5.04             2,000,000(k)             1,996,367
Sigma Finance
      06-01-06               5.08             1,200,000                1,199,831
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $5,093,474)                                                  $  5,092,761
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $69,375,535)(l)                                              $ 68,001,989
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,835,520.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2006, the value of foreign securities represented 3.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $2,163,297 or 3.6% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC  --  Ambac Assurance Corporation
      FGIC   --  Financial Guaranty Insurance Company
      FSA    --  Financial Security Assurance
      MBIA   --  MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.


--------------------------------------------------------------------------------
17 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Core Bond Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

       TYPE OF SECURITY                                         NOTIONAL AMOUNT
      --------------------------------------------------------------------------
       PURCHASE CONTRACTS
       U.S. Treasury Bond, Sept. 2006, 30-year                  $     1,200,000
       U.S. Treasury Note, Sept. 2006, 10-year                        1,700,000

       SALE CONTRACTS
       U.S. Treasury Note, Sept. 2006, 2-year                           200,000

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $3,892,930 or 6.4% of net assets.

(l) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $69,376,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                   $       27,000
       Unrealized depreciation                                       (1,401,000)
       -------------------------------------------------------------------------
       Net unrealized depreciation                               $   (1,374,000)
       -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
18 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Diversified Bond Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (102.7%)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
SOVEREIGN (1.1%)
Bundesrepublik Deutschland
   (European Monetary Unit)
      01-04-07               6.00%           15,186,000(c)          $ 19,774,642
United Mexican States
      09-27-34               6.75             2,645,000(c)             2,556,393
                                                                    ------------
Total                                                                 22,331,035
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (28.3%)
Federal Farm Credit Bank
      10-10-08               4.25             7,115,000                6,954,080
Federal Home Loan Bank
      01-18-08               4.63            28,085,000               27,798,814
      02-08-08               4.63            28,310,000               27,988,738
Federal Home Loan Mtge Corp
      09-15-06               3.63             9,085,000                9,043,763
      08-17-07               4.00            24,340,000               23,959,176
      06-15-08               3.88            33,800,000               32,879,288
      10-15-08               5.13            15,010,000               14,939,648
      12-19-08               4.63            11,400,000               11,216,916
      03-15-09               5.75             4,940,000                4,992,122
      07-12-10               4.13            30,380,000               29,004,728
Federal Natl Mtge Assn
      01-15-08               4.63            36,450,000               36,011,609
      10-15-08               4.50             8,050,000                7,908,183
      02-15-09               3.25            45,124,000               42,790,322
U.S. Treasury
      11-30-06               2.88             6,520,000                6,449,199
      06-30-07               3.63             7,900,000                7,778,103
      11-30-07               4.25            12,220,000               12,078,224
      05-15-09               4.88               865,000(j)               861,351
      04-30-11               4.88            10,445,000(g)            10,371,572
      05-31-11               4.88             3,235,000(e)             3,212,759
      05-15-16               5.13            39,990,000(g)            40,021,232
      05-15-18               9.13            38,635,000               51,773,913
      08-15-23               6.25           110,352,000(j)           121,240,652
      02-15-26               6.00            36,680,000               39,545,625
                                                                    ------------
Total                                                                568,820,017
--------------------------------------------------------------------------------

ASSET-BACKED (2.1%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
      04-20-08               2.76             1,500,000(d,n)           1,472,888
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
      12-06-10               4.87             1,800,000                1,781,719
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
      04-20-11               4.29             3,900,000(d,n)           3,729,680
Capital Auto Receivables Asset Trust
   Series 2004-1
      09-15-10               2.84             2,000,000                1,935,986

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
ASSET-BACKED (CONT.)
Capital One Auto Finance Trust
   Series 2005-BSS Cl A3
      11-15-09               4.08%         $  3,100,000             $  3,040,604
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
      03-15-10               4.35             1,600,000                1,565,477
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
      03-10-10               3.10               300,000                  288,264
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1
      07-25-08               5.62             9,725,000(l)             2,043,093
Countrywide Asset-Backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36               4.92             1,020,000                  965,354
Countrywide Asset-Backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36               5.34             2,797,876(b)             2,800,884
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31               5.78             3,875,000(d,n)           3,866,523
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
      09-15-09               3.40             2,379,813(n)             2,360,584
Metris Master Trust
   Series 2004-2 Cl D
      10-20-10               8.33               850,000(b,d)             857,446
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11               6.98               900,000(b,d)             901,605
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
      03-16-09               2.94             2,427,623                2,383,256
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2
      07-25-11               5.88             6,200,000(e,l)           1,631,524
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35               4.49             1,815,000                1,773,367
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36               5.57             2,755,000                2,735,136
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36               5.22             5,955,000(b)             5,958,722
                                                                    ------------
Total                                                                 42,092,112
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (10.2%)(F)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42               5.04%         $  2,250,000             $  2,182,421
Banc of America Commercial Mtge
   Series 2005-6 Cl A4
      09-10-47               5.35             4,775,000                4,574,189
Banc of America Large Loan
   Series 2005-BOCA Cl A1
      12-15-16               5.20             4,960,473(b,d)           4,961,293
Banc of America Large Loan
   Series 2005-BOCA Cl A2
      12-15-16               5.25             5,800,000(b,d)           5,802,527
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21               5.46             2,175,000(b,d)           2,177,791
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21               5.52             2,425,000(b,d)           2,428,107
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21               5.61             1,700,000(b,d)           1,702,174
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40               4.00               339,604                  323,500
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
      07-11-42               4.57             1,790,000                1,702,303
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42               5.30             1,700,000                1,594,753
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
      11-20-14               4.46             5,136,976(d)             4,973,042
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30               5.68             3,275,000                3,279,613
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51               4.15             4,186,125(d)             4,080,874
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1
      07-15-44               5.40             1,750,000                1,703,777
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A
      02-05-19               5.37             1,425,000(b,d)           1,424,880
Credit Suisse Mtge Capital Ctfs
   Series 2006-C1 Cl A2
      02-15-39               5.51             6,625,000                6,587,439
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39               5.85             6,700,000                6,649,134

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
19 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund


--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
      11-15-36               4.49%         $  4,110,568             $  3,978,241
CS First Boston Mtge Securities
   Series 2005-C5 Cl A2
      08-15-38               5.10             1,750,000                1,712,427
Federal Natl Mtge Assn #385683
      02-01-13               4.83             3,099,401                2,967,896
Federal Natl Mtge Assn #387166
      11-01-11               4.33             2,906,956                2,744,445
Federal Natl Mtge Assn #555806
      10-01-13               5.11               966,557                  936,036
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40               4.12             5,150,000                4,917,066
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
      06-10-48               4.77             2,200,000                2,045,298
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
      07-10-45               4.59             3,109,774                3,035,725
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35               4.77             5,625,000(d)             5,421,869
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
      05-10-43               4.21             2,947,041                2,862,145
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36               4.88             1,625,000                1,573,314
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38               4.96             3,000,000                2,913,462
GS Mtge Securities II
   Series 2006-GG6 Cl A4
      04-10-38               5.55             4,975,000                4,870,410
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37               4.37             3,420,111                3,321,411
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A1
      07-12-37               4.39             3,498,364                3,348,179
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37               5.26             5,975,000                5,793,615
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37               4.13             2,172,565                2,067,207
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39               3.97             1,862,819                1,784,946
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
      05-15-41               5.26             1,000,000                  976,407
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37               4.18             1,950,000                1,865,417


--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42               4.33%         $  4,549,158             $  4,443,435
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A4
      12-15-44               5.34             4,775,000                4,579,075
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB14 Cl A4
      12-12-44               5.48             2,775,000                2,703,239
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6
      04-15-43               5.49             4,425,000                4,342,395
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
      06-15-26               5.39             3,590,000                3,564,212
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
      09-15-31               4.85             3,000,000                2,866,203
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29               3.97             2,200,000                2,025,210
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29               4.20             3,700,000                3,544,637
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
      09-15-30               4.89             3,350,000                3,261,024
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
      03-15-39               5.64             3,895,000                3,868,358
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
      06-12-43               4.22             2,867,363                2,791,949
Merrill Lynch Mtge Trust
   Series 2006-C1 Cl A4
      05-12-39               5.84             5,700,000                5,688,237
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
      05-15-40               3.27             3,099,695                2,937,381
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41               4.34             2,625,000                2,529,495
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40               4.59             2,400,000                2,276,064
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
      09-15-42               5.23             3,475,000                3,324,565
Morgan Stanley Capital I
   Series 2005-T19
      06-12-47               4.85             6,025,000                5,740,131
Morgan Stanley Capital I
   Series 2006-T21 Cl A1
      10-12-52               4.93             8,987,118                8,817,960
Morgan Stanley, Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39               5.98             7,185,000                7,267,001


--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36               3.67%         $  2,699,741             $  2,558,636
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42               5.09             2,975,000                2,888,574
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
      10-15-44               5.37             4,175,000                4,007,051
Wachovia Bank Commercial Mtge Trust
   Series 2006-C25
      05-15-43               5.94             2,900,000                2,911,600
                                                                    ------------
Total                                                                204,219,765
--------------------------------------------------------------------------------

MORTGAGE-BACKED (42.6%)(F)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36               5.73             6,033,891(m)             5,990,577
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 7A1
      07-25-35               5.08               968,506(m)               953,679
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36               5.98             7,106,251(m)             7,062,335
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-2 Cl CB1
      05-25-36               6.28             5,409,265(m)             5,394,589
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36               5.95             4,886,529(m)             4,879,590
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-E Cl B1
      06-25-34               4.03             1,743,275(m)             1,766,827
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-F Cl B1
      07-25-34               4.13             3,144,412(m)             3,061,022
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
      01-25-34               6.00             3,019,325                2,971,107
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19               4.75             2,257,560                2,144,682
Bank of America Alternative Loan Trust
   Series 2004-3 Cl 1A1
      04-25-34               6.00             5,409,101                5,355,010
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18               4.75             2,254,722                2,141,986

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
20 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-14 Cl 2A2
      05-25-35               5.33%         $ 12,256,855(b)          $ 12,252,465
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35               5.50             3,917,209                3,866,384
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
      11-25-35               5.50             3,996,119                3,944,351
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35               5.50             7,724,491                7,631,358
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35               7.50             3,428,928                3,500,721
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36               5.50             2,833,013                2,796,615
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36               6.00             7,000,000                7,019,688
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36               6.00             7,258,289                7,146,782
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      06-25-46               5.32            13,000,000(b)            13,000,000
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2004-12 Cl 1M
      08-25-34               4.58             1,993,737(m)             1,925,001
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35               7.00             4,586,346(d)             4,684,012
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
      03-20-36               5.41             4,167,832(m)             4,114,525
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46               5.38             8,878,596(m)             8,885,123
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-AR5 Cl CB1
      06-25-34               4.44             2,045,140(m)             1,973,851

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36               7.00%         $  6,933,020             $  6,992,832
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-8 Cl 7A1
      09-25-35               7.00             8,252,382                8,319,434
CS First Boston Mtge Securities
   Series 2003-29 Cl 8A1
      11-25-18               6.00             2,100,487                2,079,166
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45               6.38            44,483,385(l)               597,745
Federal Home Loan Mtge Corp #A27373
      10-01-34               6.50             1,042,174                1,054,271
Federal Home Loan Mtge Corp #B11452
      12-01-18               6.00             1,612,715                1,624,754
Federal Home Loan Mtge Corp #C00356
      08-01-24               8.00               127,411                  135,485
Federal Home Loan Mtge Corp #C14412
      09-01-28               6.00             1,421,255                1,411,640
Federal Home Loan Mtge Corp #C53878
      12-01-30               5.50             1,188,246                1,151,131
Federal Home Loan Mtge Corp #C59161
      10-01-31               6.00             3,404,258                3,378,925
Federal Home Loan Mtge Corp #C79930
      06-01-33               5.50             3,094,527                2,994,044
Federal Home Loan Mtge Corp #C80198
      08-01-24               8.00                70,976                   75,473
Federal Home Loan Mtge Corp #C80253
      01-01-25               9.00                68,675                   74,501
Federal Home Loan Mtge Corp #C90767
      12-01-23               6.00             4,843,041                4,835,013
Federal Home Loan Mtge Corp #D95319
      03-01-22               6.00               496,636                  495,939
Federal Home Loan Mtge Corp #D96300
      10-01-23               5.50               389,889                  380,613
Federal Home Loan Mtge Corp #E01127
      02-01-17               6.50             3,305,810                3,355,710
Federal Home Loan Mtge Corp #E01419
      05-01-18               5.50             1,689,148                1,666,700
Federal Home Loan Mtge Corp #E97591
      06-01-18               5.50               373,633                  368,680
Federal Home Loan Mtge Corp #E98725
      08-01-18               5.00             5,341,605                5,171,516
Federal Home Loan Mtge Corp #E99684
      10-01-18               5.00             4,338,961                4,200,670
Federal Home Loan Mtge Corp #G01108
      04-01-30               7.00             2,585,101                2,651,947
Federal Home Loan Mtge Corp #G01427
      12-01-31               6.50               718,172                  728,732
Federal Home Loan Mtge Corp #G01535
      04-01-33               6.00               604,196                  600,912
Federal Home Loan Mtge Corp #G10198
      05-01-07               9.00                 8,863                    8,919

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #G12099
      06-01-13               4.50%         $  1,505,000             $  1,437,591
Federal Home Loan Mtge Corp #G30225
      02-01-23               6.00             6,058,525                6,050,016
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
      01-15-18               6.50             2,214,806                2,256,900
      06-15-20               8.00                10,961                   10,897
      03-15-22               7.00             1,160,605                1,160,605
      02-15-33               5.50             5,449,709                5,435,383
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
      02-15-14              17.16             1,303,994(l)                73,010
      10-15-22              14.56             4,217,080(l)               237,832
Federal Natl Mtge Assn
      06-01-21               5.00             9,205,000(e)             8,888,578
      06-01-21               5.50            15,000,000(e)            14,770,320
      06-01-21               6.00            11,000,000(e)            11,065,318
      06-01-36               6.00            44,440,000(e)            43,884,501
      06-01-36               6.50            85,325,000(e)            86,071,595
      06-01-36               7.00            13,900,000(e)            14,238,813
Federal Natl Mtge Assn #125032
      11-01-21               8.00                27,084                   28,690
Federal Natl Mtge Assn #125474
      02-01-27               7.50               794,970                  825,603
Federal Natl Mtge Assn #190353
      08-01-34               5.00            13,030,858               12,260,273
Federal Natl Mtge Assn #190764
      09-01-07               8.50                24,105                   24,080
Federal Natl Mtge Assn #190899
      04-01-23               8.50               332,562                  350,994
Federal Natl Mtge Assn #190988
      06-01-24               9.00               352,338                  376,561
Federal Natl Mtge Assn #253883
      08-01-16               6.00               756,451                  761,606
Federal Natl Mtge Assn #254224
      02-01-17               7.00             1,147,542                1,178,018
Federal Natl Mtge Assn #254560
      11-01-32               5.00             3,523,630                3,320,357
Federal Natl Mtge Assn #254675
      01-01-23               6.50               161,572                  163,909
Federal Natl Mtge Assn #254906
      10-01-18               4.50             5,784,484                5,491,536
Federal Natl Mtge Assn #254916
      09-01-23               5.50             4,798,929                4,681,205
Federal Natl Mtge Assn #255788
      06-01-15               5.50             5,944,726                5,874,321
Federal Natl Mtge Assn #303727
      02-01-11               6.00               118,198                  118,509
Federal Natl Mtge Assn #442411
      11-01-28               6.50             1,479,495                1,499,931
Federal Natl Mtge Assn #445254
      12-01-13               5.50             2,227,879                2,202,150
Federal Natl Mtge Assn #446964
      10-01-28               6.00             3,746,937                3,717,611
Federal Natl Mtge Assn #450370
      01-01-29               6.50             1,982,049                2,009,427

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
21 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #484820
      04-01-14               5.50%         $     14,263             $     14,098
Federal Natl Mtge Assn #50553
      04-01-22               8.00               102,854                  109,064
Federal Natl Mtge Assn #510587
      08-01-29               7.00               135,961                  139,620
Federal Natl Mtge Assn #545339
      11-01-31               6.50               117,129                  119,096
Federal Natl Mtge Assn #545342
      04-01-13               7.00             1,547,703                1,560,091
Federal Natl Mtge Assn #545869
      07-01-32               6.50             1,638,581                1,662,041
Federal Natl Mtge Assn #545885
      08-01-32               6.50             3,455,500                3,504,085
Federal Natl Mtge Assn #545910
      08-01-17               6.00             1,890,360                1,906,201
Federal Natl Mtge Assn #555375
      04-01-33               6.00            10,522,819               10,453,518
Federal Natl Mtge Assn #555376
      04-01-18               4.50               232,615                  220,834
Federal Natl Mtge Assn #555458
      05-01-33               5.50            12,537,270               12,118,149
Federal Natl Mtge Assn #555734
      07-01-23               5.00             3,624,476                3,455,958
Federal Natl Mtge Assn #555740
      08-01-18               4.50             2,098,827                1,992,901
Federal Natl Mtge Assn #576603
      03-01-15               6.00             3,611,992                3,636,640
Federal Natl Mtge Assn #606882
      10-01-31               7.00               553,664                  568,209
Federal Natl Mtge Assn #609621
      11-01-31               7.00             2,720,277                2,791,741
Federal Natl Mtge Assn #617746
      08-01-32               6.50               236,266                  239,009
Federal Natl Mtge Assn #626720
      01-01-17               6.00               195,791                  197,125
Federal Natl Mtge Assn #630599
      05-01-32               7.00             3,775,576                3,874,086
Federal Natl Mtge Assn #634367
      03-01-17               6.50             1,195,069                1,217,246
Federal Natl Mtge Assn #646938
      06-01-32               7.00             1,780,290                1,826,741
Federal Natl Mtge Assn #647549
      08-01-17               6.00             1,627,098                1,638,177
Federal Natl Mtge Assn #650159
      10-01-32               6.50             2,796,098                2,841,702
Federal Natl Mtge Assn #652600
      02-01-18               5.50             6,960,234                6,871,976
Federal Natl Mtge Assn #667604
      10-01-32               5.50             6,392,873                6,182,330
Federal Natl Mtge Assn #667721
      03-01-33               6.00             2,408,490                2,390,092
Federal Natl Mtge Assn #667787
      02-01-18               5.50               895,356                  883,420
Federal Natl Mtge Assn #669925
      09-01-17               6.50             2,611,723                2,667,358
Federal Natl Mtge Assn #670382
      09-01-32               6.00             6,536,796                6,477,659

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #670387
      08-01-32               7.00%         $    882,718             $    906,362
Federal Natl Mtge Assn #672289
      12-01-17               5.50               553,221                  546,344
Federal Natl Mtge Assn #678028
      09-01-17               6.00               586,468                  590,461
Federal Natl Mtge Assn #683116
      02-01-33               6.00               342,265                  339,169
Federal Natl Mtge Assn #684585
      02-01-33               5.50               581,841                  563,004
Federal Natl Mtge Assn #684586
      03-01-33               6.00             1,931,403                1,915,072
Federal Natl Mtge Assn #684601
      03-01-33               6.00             1,309,910                1,301,883
Federal Natl Mtge Assn #687051
      01-01-33               6.00             5,998,399                5,922,510
Federal Natl Mtge Assn #687736
      02-01-33               5.50             2,938,965                2,841,362
Federal Natl Mtge Assn #688691
      03-01-33               5.50               645,541                  624,102
Federal Natl Mtge Assn #689093
      07-01-28               5.50             1,702,080                1,647,891
Federal Natl Mtge Assn #694316
      03-01-18               5.50             1,949,883                1,925,333
Federal Natl Mtge Assn #694546
      03-01-33               5.50             2,078,962                2,009,920
Federal Natl Mtge Assn #694628
      04-01-33               5.50             2,484,418                2,404,726
Federal Natl Mtge Assn #694795
      04-01-33               5.50             3,212,670                3,109,480
Federal Natl Mtge Assn #694988
      03-01-33               5.50             6,577,986                6,363,362
Federal Natl Mtge Assn #695202
      03-01-33               6.50             2,309,845                2,334,476
Federal Natl Mtge Assn #695220
      04-01-33               5.50               175,353                  169,529
Federal Natl Mtge Assn #705096
      06-01-18               5.00               531,882                  515,374
Federal Natl Mtge Assn #709901
      06-01-18               5.00             3,109,905                3,013,602
Federal Natl Mtge Assn #711501
      05-01-33               5.50             1,546,207                1,496,806
Federal Natl Mtge Assn #720006
      07-01-33               5.50             4,404,031                4,257,773
Federal Natl Mtge Assn #720378
      06-01-18               4.50             3,897,263                3,699,891
Federal Natl Mtge Assn #723687
      08-01-28               5.50             2,405,118                2,328,546
Federal Natl Mtge Assn #725232
      03-01-34               5.00            13,463,039               12,682,328
Federal Natl Mtge Assn #725284
      11-01-18               7.00               137,850                  140,947
Federal Natl Mtge Assn #725425
      04-01-34               5.50            16,468,487               15,931,280
Federal Natl Mtge Assn #725684
      05-01-18               6.00             5,921,681                5,959,848
Federal Natl Mtge Assn #725719
      07-01-33               4.84             3,501,728(m)             3,400,353

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725737
      08-01-34               4.53%         $  3,328,073(m)          $  3,296,390
Federal Natl Mtge Assn #725773
      09-01-34               5.50            20,386,606               19,685,960
Federal Natl Mtge Assn #725813
      12-01-33               6.50             8,393,624                8,483,128
Federal Natl Mtge Assn #726940
      08-01-23               5.50                68,192                   66,250
Federal Natl Mtge Assn #730153
      08-01-33               5.50               649,067                  627,512
Federal Natl Mtge Assn #730231
      08-01-23               5.50             7,296,525                7,117,531
Federal Natl Mtge Assn #731075
      07-01-18               5.50               156,050                  154,036
Federal Natl Mtge Assn #731417
      09-01-18               5.50             1,928,898                1,904,304
Federal Natl Mtge Assn #732094
      08-01-18               5.50               116,537                  115,091
Federal Natl Mtge Assn #735057
      01-01-19               4.50             4,824,617                4,580,280
Federal Natl Mtge Assn #737330
      09-01-18               5.50             1,473,727                1,454,645
Federal Natl Mtge Assn #742840
      10-01-18               5.50             1,337,353                1,320,029
Federal Natl Mtge Assn #743262
      10-01-18               5.00             3,084,675                2,988,568
Federal Natl Mtge Assn #743455
      10-01-18               5.50             4,942,324                4,878,123
Federal Natl Mtge Assn #747584
      11-01-28               5.50             4,305,249                4,168,183
Federal Natl Mtge Assn #753919
      12-01-33               4.94             3,773,647(m)             3,657,072
Federal Natl Mtge Assn #756844
      02-01-19               5.00             2,386,382                2,309,149
Federal Natl Mtge Assn #759342
      01-01-34               6.50               874,114                  886,301
Federal Natl Mtge Assn #761031
      01-01-34               5.00               514,018                  484,100
Federal Natl Mtge Assn #765758
      02-01-19               5.00             2,941,779                2,849,446
Federal Natl Mtge Assn #765760
      02-01-19               5.00               290,937                  281,805
Federal Natl Mtge Assn #776962
      04-01-29               5.00             9,278,552                8,738,504
Federal Natl Mtge Assn #776987
      04-01-29               5.00               308,122                  290,188
Federal Natl Mtge Assn #811925
      04-01-35               4.93             3,894,785(m)             3,826,787
Federal Natl Mtge Assn #821378
      05-01-35               5.03             4,062,826(m)             4,015,348
Federal Natl Mtge Assn #837258
      09-01-35               4.91             2,365,283(m)             2,340,211
Federal Natl Mtge Assn #845070
      12-01-35               5.10             4,565,225(m)             4,497,884
Federal Natl Mtge Assn #878661
      02-01-36               5.50            17,029,327(e)            16,348,154
Federal Natl Mtge Assn #881629
      02-01-36               5.50            12,189,649(e)            11,680,000

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
22 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24
      12-25-12              13.29%         $    916,554(l)          $     38,381
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71
      12-25-31              10.63             2,018,607(l)               421,921
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84
      12-25-22               9.25             1,850,219(l)               307,244
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133
      12-25-26               8.00             1,767,959                1,877,276
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
      01-25-36               8.73            13,915,903(l)             3,884,915
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA2 Cl 2A1
      04-25-35               5.40             3,183,697                3,165,423
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA3 Cl 3A1
      05-25-35               5.38             3,278,821                3,240,787
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA4 Cl B1
      06-25-35               5.37             2,469,293                2,515,617
Govt Natl Mtge Assn #604708
      10-15-33               5.50             4,221,783                4,110,309
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70
      08-20-32               9.64             3,718,949(l)               757,886
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80
      01-20-32               5.46               835,803(l)               116,838
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl B1
      05-19-34               4.38             2,307,794(m)             2,229,414
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36               5.42             6,927,699(m)             6,925,402
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-3 Cl B1
      06-19-36               6.56             3,000,000(m)             3,005,625

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)

IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
      04-25-35               4.50%         $ 92,203,549(l)          $    965,256
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR25 Cl 1A21
      12-25-35               5.90             5,931,844(m)             5,888,514
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR3 Cl 3A1
      04-25-35               5.32             1,824,994(m)             1,805,247
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
      02-27-46               7.00             1,339,960(d)             1,340,379
Master Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
      07-25-34               4.39             2,528,773(m)             2,468,538
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19               5.00             3,831,461                3,717,713
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19               5.00             2,571,847                2,502,356
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19               5.00             3,564,392                3,469,472
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
      04-25-46               6.05             1,850,000(d)             1,850,000
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36               6.00             4,834,212                4,833,061
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
      02-25-36               6.18             6,824,858                6,823,083
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3AC Cl B1
      03-25-34               4.93             3,198,381(m)             3,134,158
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
      05-25-34               4.59             2,362,363(m)             2,282,421
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
      06-25-36               6.00             8,475,000(m)             8,408,789

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MORTGAGE-BACKED (CONT.)
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33               5.50%         $  7,026,477             $  6,713,713
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
      07-25-36               7.00             8,429,430                8,498,202
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
      12-25-35               7.10            36,957,913(l)               397,009
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33               4.07             4,425,000(m)             4,265,889
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19               4.50             2,422,439                2,292,305
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB4 Cl 22A
      12-25-19               6.00             1,651,739                1,642,027
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45               5.27             3,207,924(m)             3,210,144
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
      07-25-45               5.33             8,224,744(m)             8,231,202
Washington Mutual
   Series 2004-CB3 Cl 4A
      10-25-19               6.00             3,375,983                3,387,590
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35               5.00             9,805,006                9,256,514
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35               5.50             8,114,893                7,770,010
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR1 Cl 1A1
      02-25-35               4.55                79,080(m)                76,894
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR16 Cl 6A3
      10-25-35               5.00             4,574,141(m)             4,460,565
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR4 Cl B1
      04-25-35               4.57             1,763,318(m)             1,678,573
                                                                    ------------
Total                                                                856,795,714
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
23 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
AEROSPACE & DEFENSE (0.1%)
DRS Technologies
      02-01-16               6.63%         $    660,000             $   640,200
L-3 Communications
      06-15-12               7.63               490,000                  502,250
                                                                    ------------
Total                                                                  1,142,450
--------------------------------------------------------------------------------

AUTOMOTIVE (0.1%)
GMAC
      08-28-07               6.13             1,950,000                1,908,328
      09-15-11               6.88               480,000                  450,922
                                                                    ------------
Total                                                                  2,359,250
--------------------------------------------------------------------------------

BANKING (1.3%)
Banknorth Group
   Sr Nts
      05-01-08               3.75             3,405,000                3,299,717
Popular North America
   Sr Nts
      10-01-08               3.88            12,190,000               11,682,665
Sovereign Bank
   Sub Nts
      03-15-13               5.13             3,770,000                3,575,072
Washington Mutual Bank
   Sub Nts
      08-15-14               5.65             7,390,000                7,151,155
                                                                    ------------
Total                                                                 25,708,609
--------------------------------------------------------------------------------

BROKERAGE (0.3%)
LaBranche & Co
   Sr Nts
      05-15-12              11.00               605,000                  663,988
Merrill Lynch & Co
      05-16-16               6.05             5,395,000                5,371,062
                                                                    ------------
Total                                                                  6,035,050
--------------------------------------------------------------------------------

CHEMICALS (0.1%)
Airgas
      10-01-11               9.13               800,000                  840,000
Chemtura
      06-01-16               6.88               200,000                  194,000
MacDermid
      07-15-11               9.13               290,000                  304,138
                                                                    ------------
Total                                                                  1,338,138
--------------------------------------------------------------------------------

ELECTRIC (3.0%)
Aquila Canada Finance
      06-15-11               7.75               645,000(c)               672,413
Arizona Public Service
      03-01-12               6.50               905,000                  918,617
      05-15-15               4.65             5,590,000                4,978,717
CMS Energy
   Sr Nts
      01-15-09               7.50               860,000                  870,750
Consumers Energy
   1st Mtge
      02-15-12               5.00             1,420,000                1,348,159
      02-15-17               5.15             3,130,000                2,887,832

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
ELECTRIC (CONT.)
Consumers Energy
   1st Mtge Series H
      02-17-09               4.80%         $  6,295,000             $  6,127,004
Detroit Edison
   Secured
      02-15-15               4.80             1,750,000                1,607,517
DPL
   Sr Nts
      09-01-11               6.88             1,841,000                1,909,599
Dynegy Holdings
      05-15-18               7.13                65,000                   57,850
Dynegy Holdings
   Sr Unsecured
      05-01-16               8.38               260,000(d)               258,700
Edison Mission Energy
   Sr Nts
      06-15-13               7.50               470,000(d,e)             465,300
Exelon
      06-15-10               4.45             9,355,000                8,922,433
IPALCO Enterprises
   Secured
      11-14-08               8.38               265,000                  275,600
      11-14-11               8.63             1,765,000                1,892,963
Metropolitan Edison
   Sr Nts
      03-15-10               4.45             2,200,000                2,098,059
Midwest Generation LLC
   Series B
      01-02-16               8.56               114,808                  123,131
NRG Energy
      02-01-14               7.25               575,000                  575,000
Ohio Edison
      06-15-09               5.65             4,960,000(d)             4,927,562
Ohio Edison
   Sr Nts
      05-01-15               5.45               785,000                  749,509
PacifiCorp
   1st Mtge
      06-15-35               5.25             1,760,000                1,508,663
PSI Energy
      09-15-13               5.00             1,800,000                1,706,472
      10-15-35               6.12             5,605,000                5,284,310
Sierra Pacific Power
      05-15-16               6.00             2,275,000(d)             2,186,903
Southern California Edison
   1st Mtge
      04-01-35               5.75             2,015,000                1,855,567
Tampa Electric
      06-15-12               6.88             2,785,000                2,924,593
Virginia Electric & Power
   Sr Nts Series A
      03-01-13               4.75             3,890,000                3,630,518
Xcel Energy
   Sr Nts
      07-01-08               3.40               330,000                  315,421
                                                                    ------------
Total                                                                 61,079,162
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
      07-01-15               9.30%           $2,607,158(i)            $2,711,445
--------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.7%)
Cadbury Schweppes US Finance LLC
      10-01-08               3.88            12,760,000(d)            12,262,857
Cott Beverages USA
      12-15-11               8.00               605,000                  606,513
Kraft Foods
      06-01-12               6.25            10,920,000               11,104,821
Kraft Foods
   Sr Unsecured
      11-01-11               5.63            10,810,000               10,704,927
                                                                    ------------
Total                                                                 34,679,118
--------------------------------------------------------------------------------

GAMING (0.2%)
MGM MIRAGE
      10-01-09               6.00               355,000                  347,900
MGM MIRAGE
   Sr Nts
      02-27-14               5.88               370,000                  341,788
Mohegan Tribal Gaming Authority
      02-15-15               6.88               235,000                  224,425
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13               6.13               290,000                  275,863
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12               8.00               380,000                  389,500
Station Casinos
   Sr Sub Nts
      03-01-16               6.88             1,580,000                1,526,674
                                                                    ------------
Total                                                                  3,106,150
--------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
NiSource Finance
      11-15-10               7.88             2,730,000                2,932,965
--------------------------------------------------------------------------------

GAS PIPELINES (0.6%)
ANR Pipeline
      03-15-10               8.88               880,000                  931,559
Colorado Interstate Gas
   Sr Nts
      03-15-15               5.95               295,000                  275,544
      11-15-15               6.80               645,000(d)               648,225
Consolidated Natural Gas
   Sr Nts
      04-15-11               6.85             2,375,000                2,465,131
Southern Natural Gas
      03-15-10               8.88               410,000                  434,022
Southern Star Central
      03-01-16               6.75               760,000(d)               741,000
Southern Star Central Gas Pipeline
      06-01-16               6.00             3,635,000(d)             3,575,930
Transcontinental Gas Pipe Line
   Series B
      08-15-11               7.00               910,000                  933,888

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
24 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
GAS PIPELINES (CONT.)
Transcontinental Gas Pipe Line
   Sr Nts
      04-15-16               6.40%         $    940,000(d)          $    921,200
Williams Companies
   Sr Nts
      07-15-19               7.63               455,000                  469,788
                                                                    ------------
Total                                                                 11,396,287
--------------------------------------------------------------------------------

HEALTH CARE (0.6%)
Cardinal Health
      07-15-08               6.25               955,000                  964,435
      06-15-15               4.00             4,710,000                4,031,039
      12-15-17               5.85             5,110,000(j)             4,919,382
Omnicare
   Sr Sub Nts
      12-15-13               6.75               850,000                  824,500
Triad Hospitals
   Sr Nts
      05-15-12               7.00               780,000                  773,175
                                                                    ------------
Total                                                                 11,512,531
--------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.6%)
UnitedHealth Group
   Sr Unsecured
      03-15-11               5.25             3,390,000                3,312,742
      03-15-15               4.88             6,695,000                6,156,140
      03-15-16               5.38             2,410,000                2,284,118
                                                                    ------------
Total                                                                 11,753,000
--------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.2%)
Chesapeake Energy
      08-15-17               6.50               335,000                  316,575
Encore Acquisition
   Sr Sub Nts
      04-15-14               6.25               370,000                  339,475
Pioneer Natural Resources
      05-01-18               6.88             1,755,000                1,693,943
Pioneer Natural Resources
   Sr Nts
      07-15-16               5.88               955,000                  867,996
                                                                    ------------
Total                                                                  3,217,989
--------------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Denbury Resources
   Sr Sub Nts
      12-15-15               7.50                80,000                   81,200
--------------------------------------------------------------------------------

MEDIA CABLE (0.7%)
Comcast
      06-15-16               4.95            14,185,000               12,723,306
DIRECTV Holdings LLC/Financing
   Sr Nts
      03-15-13               8.38               320,000                  338,400
Videotron Ltee
      01-15-14               6.88               255,000(c)               247,988
                                                                    ------------
Total                                                                 13,309,694
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MEDIA NON CABLE (0.7%)
Dex Media West LLC/Finance
   Sr Nts Series B
      08-15-10               8.50%         $    335,000             $    346,725
Emmis Operating
   Sr Sub Nts
      05-15-12               6.88               150,000                  147,000
Gray Television
      12-15-11               9.25                25,000                   26,313
Lamar Media
      01-01-13               7.25               335,000                  332,069
      08-15-15               6.63               430,000                  408,500
News America
      12-15-35               6.40             6,685,000(d)             6,167,828
Radio One
   Series B
      07-01-11               8.88               535,000                  559,075
RR Donnelley & Sons
      05-15-15               5.50             5,075,000                4,708,615
Sun Media
      02-15-13               7.63               400,000(c)               408,000
                                                                    ------------
Total                                                                 13,104,125
--------------------------------------------------------------------------------

METALS (--%)
Peabody Energy
   Series B
      03-15-13               6.88               505,000                  505,000
--------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
   Sr Nts
      07-15-14               7.38               250,000                  255,625
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.8%)
Residential Capital
   Sr Unsecured
      06-30-10               6.38            11,065,000               10,922,616
Willis North America
      07-15-15               5.63             4,640,000                4,391,203
                                                                    ------------
Total                                                                 15,313,819
--------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
ARAMARK Services
      12-01-06               7.10               500,000                  503,006
--------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.4%)
Marsh & McLennan Companies
   Sr Unsecured
      09-15-15               5.75             7,830,000                7,484,227
--------------------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
      04-01-16               6.00             2,305,000                2,242,857
--------------------------------------------------------------------------------

RESTAURANTS (0.3%)
Yum! Brands
   Sr Nts
      04-15-11               8.88             2,800,000                3,133,494
      04-15-16               6.25             2,255,000                2,246,575
                                                                    ------------
Total                                                                  5,380,069
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
RETAILERS (1.3%)
AutoNation
      04-15-14               7.00%         $    310,000(d)       $       308,450
CVS
      09-15-09               4.00             5,730,000                5,442,182
      09-15-14               4.88             6,190,000                5,709,873
May Department Stores
      07-15-09               4.80             9,475,000                9,225,949
      07-15-34               6.70             4,130,000                4,067,959
United Auto Group
      03-15-12               9.63               490,000                  517,563
                                                                 ---------------
Total                                                                 25,271,976
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14               7.63               105,000(d)               105,525
Erac USA Finance
      11-15-15               5.90               840,000(d)               821,092
      11-01-16               6.20             2,690,000(d)             2,677,051
                                                                 ---------------
Total                                                                  3,603,668
--------------------------------------------------------------------------------

WIRELESS (0.9%)
Nextel Communications
   Sr Nts Series F
      03-15-14               5.95             3,720,000                3,614,932
US Cellular
   Sr Nts
      12-15-33               6.70             1,815,000                1,698,477
Vodafone Group
      06-15-11               5.50            12,070,000(c)            11,845,897
                                                                 ---------------
Total                                                                 17,159,306
--------------------------------------------------------------------------------

WIRELINES (4.1%)
BellSouth
      09-15-09               4.20             5,700,000                5,451,252
Deutsche Telekom Intl Finance
      03-23-11               5.38             5,290,000(c)             5,160,395
Embarq
      06-01-36               8.00             3,335,000                3,351,618
Qwest
      03-15-12               8.88               655,000                  702,488
Qwest
   Sr Nts
      06-15-15               7.63               450,000                  457,875
Telecom Italia Capital
      10-01-15               5.25             4,735,000(c)             4,330,200
      11-15-33               6.38             6,535,000(c)             5,957,652
TELUS
      06-01-11               8.00            19,635,000(c)            21,454,654
Valor Telecommunications Enterprises LLC/Finance
      02-15-15               7.75                75,000                   77,250
Verizon Pennsylvania
   Series A
      11-15-11               5.65            35,458,000               34,555,240
                                                                 ---------------
Total                                                                 81,498,624
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,102,204,998)                                           $ 2,058,943,983
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
25 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (10.7%)(H)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE           AMOUNT                     VALUE(a)
                           YIELD           PAYABLE AT
                                            MATURITY
COMMERCIAL PAPER
Alpine Securitization
      06-13-06               5.01%         $ 25,000,000(k)          $ 24,954,862
Bear Stearns Companies
      06-13-06               5.02            50,000,000               49,909,543
Chesham Finance LLC
      06-05-06               5.01            15,800,000               15,789,006
Citibank Credit Card Dakota Nts
      06-13-06               5.02            20,000,000(k)            19,963,817
Old Line Funding
      06-13-06               5.01            50,000,000(k)            49,909,723

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE           AMOUNT                     VALUE(a)
                           YIELD           PAYABLE AT
                                            MATURITY

COMMERCIAL PAPER (CONT.)
Ranger Funding LLC
      06-13-06               5.01%         $ 15,000,000(k)       $    14,972,917
Sigma Finance
      06-01-06               5.08            29,300,000               29,295,865
Solitaire Funding LLC
      06-12-06               5.03            10,000,000(k)             9,983,267
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $214,808,966)                                             $   214,779,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,317,013,964)(o)                                        $ 2,273,722,983
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2006, the value of foreign securities represented 3.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $87,742,713 or 4.4% of net assets.

(e) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $213,298,627.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)   At May 31, 2006, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in short-term securities and represents 3.8% of net assets. 6.9% of net assets is the Fund's cash equivalent position.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                          ACQUISITION DATES                   COST
      --------------------------------------------------------------------------
      United Artists Theatre Circuit
          9.30% 2015                        12-08-95                 $ 2,607,158

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

      TYPE OF SECURITY                                           NOTIONAL AMOUNT
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Sept. 2006, 20-year                           $ 36,800,000
      U.S. Treasury Note, Sept. 2006, 5-year                          28,400,000
      U.S. Treasury Note, Sept. 2006, 10-year                          3,300,000

      SALE CONTRACTS
      U.S. Treasury Note, Sept. 2006, 2-year                           4,200,000

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $119,784,586 or 6.0% of net assets.

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.


--------------------------------------------------------------------------------
26 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Bond Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      MBIA  -- MBIA Insurance Corporation

(o) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $2,317,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $   1,812,000
      Unrealized depreciation                                        (45,103,000)
      ---------------------------------------------------------------------------
      Net unrealized depreciation                                  $ (43,291,000)
      ---------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
27 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Diversified Equity Income Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (98.6%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Goodrich                                        315,700             $ 13,458,291
Honeywell Intl                                  746,200               30,728,516
United Technologies                             431,651               26,986,821
                                                                    ------------
Total                                                                 71,173,628
--------------------------------------------------------------------------------

AIRLINES (1.2%)
AMR                                           1,079,800(b,d)          26,627,868
Continental Airlines Cl B                       156,200(b)             3,873,760
                                                                    ------------
Total                                                                 30,501,628
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                           345,500(b,c,d)         2,494,510
--------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
General Motors                                  386,337               10,404,055
--------------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                                       295,849               13,026,231
--------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                       1,983                  113,586
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
Bank of New York                                531,950               17,676,699
Lehman Brothers Holdings                        127,400                8,486,114
Merrill Lynch & Co                              205,500               14,880,255
Morgan Stanley                                  115,800                6,903,996
                                                                    ------------
Total                                                                 47,947,064
--------------------------------------------------------------------------------

CHEMICALS (2.6%)
Air Products & Chemicals                        116,700                7,567,995
Arkema ADR                                        5,700(b,c)             204,496
Cabot                                            53,300                1,765,829
Dow Chemical                                    578,400               23,060,808
EI du Pont de
   Nemours & Co                                 729,552               31,027,846
Olin                                            224,107                3,968,935
Tronox Cl B                                      16,146                  208,768
                                                                    ------------
Total                                                                 67,804,677
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.8%)
Bank of America                               1,234,141               59,732,424
US Bancorp                                      343,700               10,610,019
Wachovia                                        328,200               17,558,700
Wells Fargo & Co                                174,800               11,601,476
                                                                    ------------
Total                                                                 99,502,619
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Avery Dennison                                   37,600                2,233,064
Cendant                                         730,227               11,807,771
PHH                                              30,965(b)               791,465
Pitney Bowes                                    116,400                4,746,792
RR Donnelley & Sons                             313,100               10,075,558
Waste Management                                335,100               12,271,362
                                                                    ------------
Total                                                                 41,926,012
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
COMMUNICATIONS EQUIPMENT (0.1%)
CBS Cl B                                        141,400             $  3,663,674
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Hewlett-Packard                                 746,030               24,156,451
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.4%)
Fluor                                           224,543               19,683,439
Insituform
   Technologies Cl A                            115,300(b)             2,951,680
McDermott Intl                                1,018,553(b)            66,827,263
                                                                    ------------
Total                                                                 89,462,382
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.2%)
CEMEX ADR                                       164,802(c)             9,388,770
Hanson ADR                                      347,948(c)            21,221,348
                                                                    ------------
Total                                                                 30,610,118
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                           123,700               10,238,649
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Packaging Corp of America                       212,400                4,524,120
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.1%)
Citigroup                                     1,611,200               79,432,160
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.4%)
AT&T                                          2,146,820               55,946,129
BellSouth                                       859,874               29,037,945
BT Group                                      4,466,440(c)            19,655,231
Embarq                                           58,858(b)             2,452,616
Sprint Nextel                                 1,182,361               25,077,877
Telefonos de
   Mexico ADR Cl L                            1,712,780(c)            33,895,916
Verizon Communications                          799,738               24,959,823
                                                                    ------------
Total                                                                191,025,537
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
FPL Group                                       501,690               19,982,313
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
Cooper Inds Cl A                                133,100               11,853,886
Energy Conversion Devices                       100,500(b)             3,994,875
FuelCell Energy                                 177,600(b,d)           1,857,696
Hubbell Cl B                                     66,895                3,368,163
Plug Power                                      298,500(b,d)           1,525,335
Rockwell Automation                             213,200               14,557,296
                                                                    ------------
Total                                                                 37,157,251
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.9%)
Baker Hughes                                    581,368               50,172,058
GlobalSantaFe                                   287,566               17,291,344
Halliburton                                     765,297               57,083,503
Schlumberger                                    617,716               40,503,638
Tidewater                                       726,300               36,837,936
                                                                    ------------
Total                                                                201,888,479
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                 272,188             $ 13,187,509
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Archer-Daniels-Midland                          274,562               11,413,542
--------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
NiSource                                        473,900               10,316,803
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
Caremark Rx                                     143,877(b)             6,901,780
CIGNA                                            77,800                7,215,172
Tenet Healthcare                                922,200(b)             7,303,824
UnitedHealth Group                              131,821                5,794,851
                                                                    ------------
Total                                                                 27,215,627
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Royal Caribbean Cruises                         431,300               16,423,904
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Whirlpool                                       242,500               21,805,600
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.0%)
3M                                              281,400               23,541,924
General Electric                              1,376,708               47,166,016
Textron                                         255,600               23,241,708
Tomkins ADR                                     507,900(c,d)          10,823,349
                                                                    ------------
Total                                                                104,772,997
--------------------------------------------------------------------------------

INSURANCE (13.1%)
ACE                                             905,400(c)            46,872,558
Allstate                                        522,952               28,767,590
American Intl Group                             201,240               12,235,392
Aon                                             621,700               22,163,605
Axis Capital Holdings                           435,900(c)            11,420,580
Conseco                                          77,610(b)             1,869,625
Endurance
   Specialty Holdings                           387,200(c)            11,828,960
Hartford Financial
   Services Group                                71,000                6,243,740
Lincoln Natl                                    395,636               22,226,830
Loews                                         1,070,415               36,372,702
Marsh & McLennan
   Companies                                  1,100,434               30,845,165
Montpelier Re Holdings                          716,110(c)            11,156,994
Safeco                                          297,400               16,467,038
St. Paul Travelers
   Companies                                    506,100               22,278,522
Torchmark                                       205,600               12,105,728
UnumProvident                                   300,392                5,395,040
XL Capital Cl A                                 609,600(c)            38,575,488
                                                                    ------------
Total                                                                336,825,557
--------------------------------------------------------------------------------

IT SERVICES (1.4%)
Computer Sciences                               234,700(b)            13,201,875
Electronic Data Systems                         966,289               23,693,406
                                                                    ------------
Total                                                                 36,895,281
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
28 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Equity Income Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (0.5%)
Eastman Kodak                                   546,057(d)          $ 13,165,434
--------------------------------------------------------------------------------

MACHINERY (10.1%)
Caterpillar                                   1,040,144               75,878,505
Crane                                           214,000                8,598,520
Deere & Co                                      540,869               46,298,386
Eaton                                           373,274               27,450,570
Illinois Tool Works                             651,780               32,360,877
Ingersoll-Rand Cl A                             959,151(c)            41,828,575
Parker Hannifin                                 354,000               27,619,080
                                                                    ------------
Total                                                                260,034,513
--------------------------------------------------------------------------------

MEDIA (0.8%)
Gannett                                         161,700                8,733,417
Time Warner                                     459,200                7,902,832
Viacom Cl B                                     141,200(b)             5,330,300
                                                                    ------------
Total                                                                 21,966,549
--------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                           559,300               17,740,996
Compass Minerals Intl                           202,843                5,168,440
                                                                    ------------
Total                                                                 22,909,436
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
JC Penney                                       122,000                7,412,720
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.3%)
Anadarko Petroleum                              125,900                6,253,453
BP ADR                                          137,200(c)             9,700,040
Chevron                                         685,518               40,987,109
ConocoPhillips                                  395,083               25,004,803
EnCana                                          117,137(c)             5,920,104
Kerr-McGee                                       74,352                7,944,511
Marathon Oil                                    507,500               38,087,875
Petroleo Brasileiro ADR                         252,923(c)            21,966,363
Pioneer Natural Resources                       224,500                9,161,845
Repsol YPF ADR                                  334,600(c)             9,385,530
Total ADR                                       229,700(c)            14,978,737
                                                                    ------------
Total                                                                189,390,370
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.8%)
Abitibi-Consolidated                            810,800(c)             2,797,260
Intl Paper                                      683,000               23,208,340
MeadWestvaco                                    160,300                4,392,220
Weyerhaeuser                                    238,600               15,260,856
                                                                    -------------
Total                                                                 45,658,676
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
PHARMACEUTICALS (4.5%)
Abbott Laboratories                             278,700          $    11,900,490
Bristol-Myers Squibb                            456,800               11,214,440
Merck & Co                                      494,300               16,455,247
Pfizer                                        2,742,130               64,878,796
Wyeth                                           280,701               12,839,264
                                                                 ---------------
Total                                                                117,288,237
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Host Hotels & Resorts                            71,482                1,434,644
Rayonier                                         80,850                3,144,256
Starwood Hotels &
   Resorts Worldwide                            117,100                7,154,810
                                                                 ---------------
Total                                                                 11,733,710
--------------------------------------------------------------------------------

ROAD & RAIL (2.0%)
Burlington Northern Santa Fe                    418,600               32,403,826
Union Pacific                                   208,500               19,348,800
                                                                 ---------------
Total                                                                 51,752,626
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Intel                                           371,155                6,688,213
Linear Technology                               103,000                3,476,250
                                                                 ---------------
Total                                                                 10,164,463
--------------------------------------------------------------------------------

SOFTWARE (0.6%)
Microsoft                                       664,000               15,039,600
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Home Depot                                      577,488               22,013,843
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
Fannie Mae                                      820,056               40,797,786
Washington Mutual                               209,400                9,613,554
                                                                 ---------------
Total                                                                 50,411,340
--------------------------------------------------------------------------------

TOBACCO (2.6%)
Altria Group                                    566,300               40,971,805
Loews - Carolina Group                          545,231(f)            25,320,528
                                                                 ---------------
Total                                                                 66,292,333
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,185,421,682)                                           $ 2,561,125,814
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
Schering-Plough                                  90,800          $     4,531,828
   6.00% Cv
Xerox                                            13,300                1,511,678
   6.25% Cv
--------------------------------------------------------------------------------

TOTAL PREFERRRED STOCKS
(Cost: $6,062,200)                                               $     6,043,506
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (0.6%)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                  VALUE(a)
                             RATE              AMOUNT
Qwest Communications Intl
Sr Unsecured
   11-15-25                  3.50%         $ 11,672,000          $    15,818,128
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $11,672,000)                                              $    15,818,128
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.3%)(E)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE            AMOUNT                     VALUE(a)
                           YIELD            PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
   06-05-06                  5.02%         $ 15,000,000          $    14,989,542
Deutsche Bank
   06-01-06                  5.07            15,800,000               15,797,774
Scaldis Capital LLC
   06-20-06                  5.03            15,000,000(g)            14,958,167
Sheffield Receivables
   06-09-06                  5.02            15,000,000(g)            14,981,213
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $60,735,192)                                              $    60,726,696
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,263,891,074)(h)                                        $ 2,643,714,144
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
29 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Diversified Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 12.5% of net assets.

(d)   At May 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in Short-Term Securities and represents 0.8% of net assets. 1.5% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the Common Stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $29,939,380 or 1.2% of net assets.

(h) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $2,263,891,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 445,240,000
      Unrealized depreciation                                        (65,417,000)
      ---------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 379,823,000
      ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
30 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Emerging Markets Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (93.2%)(C)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
ARGENTINA (1.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Telecom Argentina ADR                           204,216(b)          $  2,238,207
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
IRSA Inversiones y
   Representaciones GDR                         360,683(b)             4,252,453
--------------------------------------------------------------------------------

BERMUDA (1.3%)
MEDIA
Central European Media
   Enterprises Series A                          87,008(b)             5,173,496
--------------------------------------------------------------------------------

BRAZIL (16.6%)
AIRLINES (2.1%)
GOL Linhas Aereas
   Inteligentes ADR                             142,004                4,439,045
Tam ADR                                         176,722(b)             3,969,176
                                                                    ------------
Total                                                                  8,408,221
--------------------------------------------------------------------------------

BEVERAGES (0.9%)
AmBev ADR                                        86,792                3,557,603
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
UNIBANCO - Uniao de Bancos Brasileiros ADR      100,299                6,402,085
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
American BankNote                               275,000(b)             1,736,967
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
CSU Cardsystem                                  140,154(b)               909,500
CSU Cardsystem ADR                               40,089(b,d,f)           780,448
                                                                    ------------
Total                                                                  1,689,948
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Cyrela Brazil Realty                            242,300                3,249,535
--------------------------------------------------------------------------------

METALS & MINING (2.3%)
Cia Vale do Rio Doce ADR                        239,643                9,348,473
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.9%)
Petroleo Brasileiro ADR                         251,948               19,612,970
--------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Localiza Rent A Car                             321,560                5,286,299
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Lojas Renner                                     58,657                2,994,387
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
TIM Participacoes ADR                           172,950                4,190,579
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
CANADA (1.8%)
METALS & MINING
Alamos Gold                                     598,500(b)          $  4,918,656
Corriente Resources                             452,300(b)             2,197,426
                                                                    ------------
Total                                                                  7,116,082
--------------------------------------------------------------------------------

CHINA (4.6%)
COMMERCIAL BANKS (0.7%)
Bank of China Series H                        7,249,000(b)             2,756,487
--------------------------------------------------------------------------------

INSURANCE (1.4%)
China Life Insurance Series H                 3,832,000                5,710,211
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
China Shenhua
   Energy Series H                            1,708,500                2,908,703
PetroChina Series H                           6,524,000                7,058,893
                                                                    ------------
Total                                                                  9,967,596
--------------------------------------------------------------------------------

COLOMBIA (0.6%)
COMMERCIAL BANKS
BanColombia ADR                                  91,879                2,480,733
--------------------------------------------------------------------------------

HONG KONG (3.8%)
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
China Overseas Land & Investment              5,162,000                3,008,202
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Esprit Holdings                                 440,000                3,537,483
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Lee & Man Paper Mfg                           1,298,000                2,066,661
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
China Mobile                                  1,276,500                6,584,512
--------------------------------------------------------------------------------

HUNGARY (1.4%)
OIL, GAS & CONSUMABLE FUELS (0.9%)
MOL Magyar Olaj-es Gazipari                      35,432                3,633,198
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Gedeon Richter                                    9,561                1,869,272
--------------------------------------------------------------------------------

INDIA (1.5%)
FOOD PRODUCTS (0.7%)
Bajaj Hindusthan                                303,608                2,771,888
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
Suzlon Energy                                   151,301                3,190,433
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
INDONESIA (1.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Telekomunikasi Indonesia ADR                    135,692             $  4,187,455
--------------------------------------------------------------------------------

MACHINERY (0.8%)
United Tractors                               5,716,609                3,355,482
--------------------------------------------------------------------------------

LUXEMBOURG (0.9%)
ENERGY EQUIPMENT & SERVICES
Tenaris ADR                                      92,344                3,406,570
--------------------------------------------------------------------------------

MEXICO (8.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AXTEL Series CPO                              2,436,325(b)             4,877,808
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Wal-Mart de Mexico Series V                   1,420,741                3,883,292
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Urbi Desarrollos Urbanos                      1,507,300(b)             3,659,902
--------------------------------------------------------------------------------

MEDIA (1.7%)
Grupo Televisa ADR                              359,870                6,618,009
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.3%)
America Movil ADR Series L                      407,623               13,312,966
--------------------------------------------------------------------------------

NETHERLANDS (0.5%)
BEVERAGES
Efes Breweries Intl GDR                          64,458(b,f)           2,078,771
--------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.4%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Ayala Land                                    5,894,400                1,485,689
--------------------------------------------------------------------------------

RUSSIA (10.2%)
COMMERCIAL BANKS (0.6%)
Sberbank                                          1,557                2,522,340
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
VolgaTelecom                                    489,068                1,667,722
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
Unified Energy System ADR                        54,532                3,320,999
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.4%)
Gazprom ADR                                     320,612               13,690,132
LUKOIL ADR                                      151,555               11,798,557
Surgutneftegaz ADR                               55,771                3,714,349
                                                                    ------------
Total                                                                 29,203,038
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
Mobile Telesystems ADR                          129,719                3,891,570
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
31 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Emerging Markets Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
SINGAPORE (1.1%)
INDUSTRIAL CONGLOMERATES
Keppel                                          510,000             $  4,370,919
--------------------------------------------------------------------------------

SOUTH AFRICA (12.1%)
COMMERCIAL BANKS (2.6%)
ABSA Group                                      347,646                5,746,075
FirstRand                                     1,751,637                4,626,986
                                                                    ------------
Total                                                                 10,373,061
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
Massmart Holdings                               415,014                3,165,249
--------------------------------------------------------------------------------

MEDIA (1.2%)
Naspers Series N                                265,164                4,857,323
--------------------------------------------------------------------------------

METALS & MINING (4.2%)
Anglo American                                   14,000                  558,925
Anglo Platinum                                   47,177                4,175,323
Impala Platinum Holdings                         70,359               11,852,611
                                                                    ------------
Total                                                                 16,586,859
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Sasol                                           181,254                6,873,529
--------------------------------------------------------------------------------

SPECIALTY RETAIL (1.6%)
Foschini                                        473,754                3,808,860
Truworths Intl                                  762,864                2,741,526
                                                                    ------------
Total                                                                  6,550,386
--------------------------------------------------------------------------------

SOUTH KOREA (14.4%)
COMMERCIAL BANKS (2.1%)
Shinhan Financial Group                          98,370                4,507,540
Woori Finance Holdings                          194,100                3,962,741
                                                                    ------------
Total                                                                  8,470,281
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
Hyundai Development                              79,860                4,022,618
--------------------------------------------------------------------------------

DISTRIBUTORS (1.3%)
Lotte Shopping GDR                              279,384(b,d,f)         5,169,945
--------------------------------------------------------------------------------

MACHINERY (1.6%)
Samsung Heavy Inds                              295,690                6,200,893
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
SOUTH KOREA (CONT.)
METALS & MINING (1.2%)
POSCO                                            18,775             $  4,888,245
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Hyundai Department Store                         41,850                3,583,173
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
SK                                               56,310                3,788,050
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Hynix Semiconductor                             123,073(b)             4,129,595
Samsung Electronics                              20,296               13,065,677
                                                                    ------------
Total                                                                 17,195,272
--------------------------------------------------------------------------------

TOBACCO (1.1%)
KT&G                                             73,860                4,344,246
--------------------------------------------------------------------------------

TAIWAN (5.4%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Hon Hai Precision Industry                      898,774                5,770,121
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
MediaTek                                        187,000                2,089,656
Sunplus Technology                            2,161,000                2,584,311
Taiwan Semiconductor Mfg                      6,012,898               11,291,891
                                                                    ------------
Total                                                                 15,965,858
--------------------------------------------------------------------------------

THAILAND (0.1%)
HEALTH CARE PROVIDERS & SERVICES
Bumrungrad Hospital Public                      371,600                  316,280
--------------------------------------------------------------------------------

TURKEY (3.2%)
BEVERAGES (0.6%)
Anadolu Efes Biracilik ve Malt Sanayii           90,266                2,247,451
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.9%)
Akbank                                        1,309,963                7,830,124
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Arcelik                                         413,237                2,609,421
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
UNITED KINGDOM (0.6%)
METALS & MINING
Kazakhmys                                       106,457             $  2,265,926
--------------------------------------------------------------------------------

UNITED STATES (1.1%)
METALS & MINING
Glamis Gold                                     111,730(b)             4,337,502
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $358,622,213)                                                $372,088,326
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS (2.7%)(C)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
BRAZIL (1.4%)
Banco Bradesco                                  179,400             $  5,470,090
--------------------------------------------------------------------------------

RUSSIA (1.3%)
Transneft                                         2,564(f)             5,179,280
--------------------------------------------------------------------------------

TOTAL PREFERRRED STOCKS
(Cost: $11,691,188)                                                 $ 10,649,370
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.6%)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
      06-01-06               5.07%         $ 12,200,000             $ 12,198,282
Thunder Bay Funding LLC
      06-16-06               5.03            10,000,000(e)             9,977,689
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $22,179,083)                                                 $ 22,175,971
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $392,492,484)(g)                                             $404,913,667
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
32 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Emerging Markets Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $5,950,393 or 1.5% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $9,977,689 or 2.5% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                         ACQUISITION DATES                   COST
      --------------------------------------------------------------------------
      CSU Cardsystem ADR*                   04-28-06               $  1,026,278
      Efes Breweries Intl GDR        10-15-04 thru 01-25-06           1,956,261
      Lotte Shopping GDR*            01-27-06 thru 05-23-06           5,678,998
      Transneft                      09-29-05 thru 03-10-06           4,636,289

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(G) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $392,492,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 32,421,000
      Unrealized depreciation                                       (19,999,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 12,422,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
33 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Fundamental Value Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (84.3%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                        1,250             $    100,688
--------------------------------------------------------------------------------

AUTOMOBILES (1.5%)
Harley-Davidson                                   5,620                  280,157
--------------------------------------------------------------------------------

BEVERAGES (1.3%)
Diageo ADR                                        3,230(c)               213,793
Heineken Holding                                    440(c)                15,318
                                                                    ------------
Total                                                                    229,111
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Morgan Stanley                                    1,700                  101,354
State Street                                        570                   35,397
                                                                    ------------
Total                                                                    136,751
--------------------------------------------------------------------------------

COMMERCIAL BANKS (6.7%)
Commerce Bancorp                                  2,650                  104,119
HSBC Holdings ADR                                 5,970(c)               520,702
Lloyds TSB Group ADR                              3,320(c)               125,828
Wells Fargo & Co                                  7,240                  480,519
                                                                    ------------
Total                                                                  1,231,168
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Apollo Group Cl A                                 1,300(b)                68,003
H&R Block                                         8,840                  201,110
                                                                    ------------
Total                                                                    269,113
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Nokia ADR                                         2,210(c)                47,449
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Dell                                              4,580(b)               116,240
Hewlett-Packard                                   3,070                   99,407
Lexmark Intl Cl A                                   550(b)                31,488
                                                                    ------------
Total                                                                    247,135
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                         1,560                  142,756
Vulcan Materials                                  1,680                  131,124
                                                                    ------------
Total                                                                    273,880
--------------------------------------------------------------------------------

CONSUMER FINANCE (4.8%)
American Express                                 15,980                  868,673
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.9%)
Sealed Air                                        6,800                  350,676
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.6%)
Citigroup                                         8,260                  407,218
JPMorgan Chase & Co                              16,980                  724,026
Moody's                                           3,830                  200,309
Principal Financial Group                         1,130                   61,755
                                                                    ------------
Total                                                                  1,393,308
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Embarq                                              126(b)                 5,252
Sprint Nextel                                     8,520                  180,710
                                                                    ------------
Total                                                                    185,962
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
ENERGY EQUIPMENT & SERVICES (0.7%)
Transocean                                        1,620(b)          $    131,819
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (6.2%)
Costco Wholesale                                 14,610                  773,307
Wal-Mart Stores                                   7,380                  357,561
                                                                    ------------
Total                                                                  1,130,868
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Hershey                                           2,160                  122,926
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.6%)
Cardinal Health                                   2,820                  188,686
Caremark Rx                                       4,140(b)               198,596
HCA                                               6,240                  277,368
                                                                    ------------
Total                                                                    664,650
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (--%)
Hunter Douglas                                       70(c)                 4,960
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.0%)
Procter & Gamble                                  3,280                  177,940
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.9%)
Tyco Intl                                        26,540(c)               719,499
--------------------------------------------------------------------------------

INSURANCE (13.1%)
American Intl Group                              11,870                  721,695
Aon                                               3,690                  131,549
Berkshire Hathaway Cl B                             172(b)               527,867
Chubb                                               910                   45,982
Loews                                             9,270                  314,995
Markel                                               30(b)                10,133
Progressive                                      17,440                  476,984
Sun Life Financial                                  580(c)                23,948
Transatlantic Holdings                            2,740                  157,550
                                                                    ------------
Total                                                                  2,410,703
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Expedia                                           1,170(b)                16,626
IAC/InterActiveCorp                               1,090(b)                28,154
                                                                    ------------
Total                                                                     44,780
--------------------------------------------------------------------------------

IT SERVICES (1.3%)
Iron Mountain                                     6,440(b)               237,894
--------------------------------------------------------------------------------

MARINE (--%)
Kuehne & Nagel Intl                                 100(c)                 7,463
--------------------------------------------------------------------------------

MEDIA (6.0%)
Comcast Special Cl A                             16,770(b)               536,640
Gannett                                             860                   46,449
Lagardere                                           250(c)                19,732
Liberty Media Holding -
   Capital                                          570(b,d)              45,355
Liberty Media Holding -
   Interactive Cl A                               2,850(b,d)              51,186
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
MEDIA (CONT.)
News Corp Cl A                                   13,500             $    257,445
NTL                                               3,590                   95,781
WPP Group ADR                                       790(c)                48,664
                                                                    ------------
Total                                                                  1,101,252
--------------------------------------------------------------------------------

METALS & MINING (0.1%)
BHP Billiton                                        270(c)                 5,274
Rio Tinto                                            90(c)                 4,994
                                                                    ------------
Total                                                                     10,268
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.7%)
ConocoPhillips                                    9,340                  591,128
Devon Energy                                      6,830                  391,769
EOG Resources                                     5,780                  379,515
Occidental Petroleum                              4,110                  407,259
                                                                    ------------
Total                                                                  1,769,671
--------------------------------------------------------------------------------

SOFTWARE (1.7%)
Microsoft                                        13,450                  304,643
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Golden West Financial                               960                   70,176
--------------------------------------------------------------------------------

TOBACCO (4.2%)
Altria Group                                     10,650                  770,528
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
China Merchants Holdings Intl                     3,140(c)                 9,330
COSCO Pacific                                     2,760(c)                 5,692
                                                                    ------------
Total                                                                     15,022
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
SK Telecom ADR                                    3,570(c)                93,177
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $15,469,000)                                                 $ 15,402,310
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (27.4%)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
U.S. GOVERNMENT AGENCIES
Federal Natl Mtge Assn Disc Nts
      06-01-06               4.90%         $  5,000,000             $  4,999,319
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $5,000,000)                                                  $  4,999,319
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $20,469,000)(e)                                              $ 20,401,629
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
34 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Fundamental Value Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 10.2 % of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $20,469,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $   124,000
      Unrealized depreciation                                          (191,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                   $   (67,000)
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
35 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Global Bond Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (95.6%)(C)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
AUSTRALIA (1.6%)
Commonwealth Bank of Australia
   (European Monetary Unit)
   Sr Unsub
      11-12-09               3.38%              610,000             $    772,925
New South Wales Treasury
   (Australian Dollar)
      03-01-08               8.00             8,330,000                6,477,109
Telstra
      04-01-12               6.38               450,000                  456,709
Western Australia Treasury
   (Australian Dollar)
      10-16-06               5.50             3,360,000                2,524,932
                                                                    ------------
Total                                                                 10,231,675
--------------------------------------------------------------------------------

AUSTRIA (1.0%)
Republic of Austria
   (European Monetary Unit)
      01-15-10               5.50             4,750,000                6,464,014
--------------------------------------------------------------------------------

BELGIUM (3.0%)
Kingdom of Belgium
   (European Monetary Unit)
      03-28-10               3.00            15,265,000               19,131,238
--------------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
      01-15-18               8.00             1,055,000                1,099,838
--------------------------------------------------------------------------------

CANADA (3.0%)
Aquila Canada Finance
      06-15-11               7.75                75,000                   78,188
Canada Housing Trust #1
   (Canadian Dollar)
      06-15-06               5.53             3,150,000                2,862,260
Canadian Pacific Railway
   (Canadian Dollar)
      06-15-10               4.90               395,000(d)               361,336
Govt of Canada
   (Canadian Dollar)
      09-01-06               5.75             5,300,000                4,829,392
Province of British Columbia
   (Canadian Dollar)
      08-23-10               6.38             7,265,000                7,080,537
Sun Media
      02-15-13               7.63                50,000                   51,000
TELUS
      06-01-11               8.00             3,600,000                3,933,626
Videotron Ltee
      01-15-14               6.88                35,000                   34,038
                                                                    ------------
Total                                                                 19,230,377
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
CZECHOSLOVAKIA FEDERATED REPUBLIC (0.2%)
Republic of Czechoslovakia
   (Czech Crown)
      06-16-13               3.70%           32,900,000             $  1,487,658
--------------------------------------------------------------------------------

DENMARK (0.5%)
Realkredit Danmark
   (Danish Krone)
      01-01-08               4.00            16,740,000                2,894,009
--------------------------------------------------------------------------------

FRANCE (5.9%)
Dexia Municipal Agency
   (European Monetary Unit)
      09-03-07               4.25               600,000                  777,040
Govt of France
   (European Monetary Unit)
      04-25-12               5.00             9,860,000               13,444,082
      04-25-13               4.00             9,790,000               12,667,616
      10-25-16               5.00             8,050,000               11,164,042
                                                                    ------------
Total                                                                 38,052,780
--------------------------------------------------------------------------------

GERMANY (8.8%)
Allgemeine Hypothekenbank Rheinboden
   (European Monetary Unit)
      09-02-09               5.00             2,130,000(d)             2,828,722
Bayerische Landesbank
   (Japanese Yen) Sr Nts
      04-22-13               1.40           399,000,000                3,477,065
Bundesrepublik Deutschland
   (European Monetary Unit)
      07-04-13               3.75            12,840,000               16,335,156
      07-04-27               6.50             8,190,000               13,753,725
      07-04-28               4.75             2,050,000                2,804,084
      07-04-34               4.75             5,505,000                7,599,745
DEPFA Deutsche Pfandbriefbank
   (European Monetary Unit)
      01-15-10               5.50             2,190,000                2,972,105
Deutsche Bank
   (European Monetary Unit)
   Sr Unsub
      07-28-09               4.25               460,000                  599,193
Landesbank Berlin Girozentrale
   (European Monetary Unit)
      04-30-07               5.00             2,100,000                2,729,879
Rheinische Hypothekenbank
   (European Monetary Unit)
      07-05-10               5.75             2,250,000                3,094,128
                                                                    ------------
Total                                                                 56,193,802
--------------------------------------------------------------------------------

GREECE (3.9%)
Hellenic Republic
   (European Monetary Unit)
      06-21-06               2.75             8,200,000               10,506,611
      04-19-07               4.65             6,365,000                8,249,853
      10-22-22               5.90             4,330,000                6,431,811
                                                                    ------------
Total                                                                 25,188,275
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
IRELAND (2.5%)
Irish Govt
   (European Monetary Unit)
      10-18-07               4.25%           12,120,000             $ 15,721,756
--------------------------------------------------------------------------------

ITALY (4.5%)
Buoni Poliennali Del Tesoro
   (European Monetary Unit)
      11-01-07               6.00            14,485,000               19,229,122
      11-01-26               7.25             3,800,191                6,613,719
Telecom Italia Capital
      10-01-15               5.25               415,000                  379,521
      11-15-33               6.38             2,930,000                2,671,144
                                                                    ------------
Total                                                                 28,893,506
--------------------------------------------------------------------------------

JAPAN (9.9%)
Development Bank of Japan
   (Japanese Yen)
      06-20-12               1.40           730,000,000                6,421,426
Govt of Japan
   (Japanese Yen)
      12-21-09               1.70         2,568,750,000               23,297,554
      09-20-10                .80         1,082,800,000                9,438,626
      06-20-12               1.40           876,600,000                7,746,162
      12-20-12               1.00         1,530,500,000               13,127,173
      12-20-14               1.30           297,000,000                2,541,164
      12-20-34               2.40            74,000,000                  662,981
                                                                    ------------
Total                                                                 63,235,086
--------------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
      05-22-12               7.00             1,695,000(d)             1,789,984
--------------------------------------------------------------------------------

MEXICO (0.8%)
Govt of Mexico
   (Mexican Peso)
      12-24-09               9.00            17,150,000                1,540,142
Mexican Fixed Rate
   (Mexican Peso)
      12-20-12               9.00            34,180,000                3,011,325
United Mexican States
      09-27-34               6.75               315,000                  304,448
United Mexican States
   (Japanese Yen)
      06-06-06               6.75            48,000,000                  426,907
                                                                    ------------
Total                                                                  5,282,822
--------------------------------------------------------------------------------

NETHERLANDS (3.0%)
Bank Nederlandse Gemeenten
   (British Pound) Sr Unsub
      08-06-07               7.38             1,295,000                2,485,791
Govt of Netherlands
   (European Monetary Unit)
      01-15-08               2.50            10,100,000               12,777,974
      07-15-12               5.00             2,825,000                3,852,770
                                                                    ------------
Total                                                                 19,116,535
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
36 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Global Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
NEW ZEALAND (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
      11-15-06               8.00%           10,440,000             $  6,668,894
--------------------------------------------------------------------------------

NORWAY (1.3%)
Govt of Norway
  (Norwegian Krone)
      05-16-11               6.00            48,200,000                8,624,962
--------------------------------------------------------------------------------

POLAND (1.4%)
Republic of Poland
   (Polish Zloty)
      03-24-10               5.75            26,265,000                8,787,759
--------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
   (South African Rand)
      08-31-10              13.00            10,415,000                1,849,829
--------------------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
   (Japanese Yen)
      06-25-08                .98            65,000,000                  576,456
--------------------------------------------------------------------------------

SPAIN (3.1%)
Caja de Ahorros y Monte de Piedad de Madrid
   (European Monetary Unit)
      03-25-11               3.50             2,900,000                3,652,741
Govt of Spain
   (European Monetary Unit)
      07-30-09               5.15            11,865,000               15,911,074
                                                                    ------------
Total                                                                 19,563,815
--------------------------------------------------------------------------------

SUPRA-NATIONAL (1.0%)
European Investment Bank
   (British Pound)
      12-07-11               5.50             3,270,000                6,279,443
--------------------------------------------------------------------------------

SWEDEN (0.5%)
Govt of Sweden
   (Swedish Krona)
      03-15-11               5.25            22,840,000                3,385,623
--------------------------------------------------------------------------------

UNITED KINGDOM (4.6%)
BT Group
      12-15-10               8.38               715,000                  788,513
HBOS Treasury Services
   (European Monetary Unit)
      02-12-09               3.50             1,900,000                2,427,659
United Kingdom Treasury
   (British Pound)
      03-07-12               5.00             7,548,000               14,359,706
      09-07-14               5.00             6,265,000               12,014,934
Vodafone Group
      06-15-11               5.50               185,000                  181,565
                                                                    ------------
Total                                                                 29,772,377
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (33.1%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
      04-20-08               2.76%         $    500,000(d,i)        $    490,963
Airgas
      10-01-11               9.13                75,000                   78,750
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
      12-06-10               4.87               550,000                  544,414
ANR Pipeline
      03-15-10               8.88                75,000                   79,394
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
      04-20-11               4.29             1,000,000(d,i)             956,328
AutoNation
      04-15-14               7.00               100,000(d)                99,500
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14               7.63                35,000(d)                35,175
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42               4.89               650,000(f)               630,477
Banc of America Commercial Mtge
   Series 2005-6 Cl A4
      09-10-47               5.18             1,400,000(f)             1,341,124
Banc of America Large Loan
   Series 2005-BOCA Cl A1
      12-15-16               5.20               685,018(d,f,h)           685,131
Banc of America Large Loan
   Series 2005-BOCA Cl A2
      12-15-16               5.25             1,675,000(d,f,h)         1,675,730
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21               5.46               675,000(d,f,h)           675,866
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21               5.52               750,000(d,f,h)           750,961
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21               5.61               525,000(d,f,h)           525,671
Bayerische Landesbank
   Sub Nts
      12-01-08               5.88               800,000                  806,274
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40               4.00               331,321(f)               315,610
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40               5.41               600,000(f)               580,697
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42               5.16               500,000(f)               469,045
Cadbury Schweppes US Finance LLC
      10-01-08               3.88             1,265,000(d)             1,215,714
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
      11-20-14               4.46             1,867,991(d,f)           1,808,379

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
Capital Auto Receivables Asset Trust
   Series 2004-1
      09-15-10               2.84%         $    700,000             $    677,595
Capital One Auto Finance Trust
   Series 2005-BSS Cl A3
      11-15-09               4.08             1,000,000                  980,840
Cardinal Health
      06-15-15               4.00             1,110,000(j)               949,990
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
      03-15-10               4.35               500,000                  489,212
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30               5.68             1,000,000(f)             1,001,409
Chemtura
      06-01-16               6.88                60,000                   58,200
Chesapeake Energy
      08-15-17               6.50                45,000                   42,525
Citigroup Commercial Mtge Trust
   Series 2005-C3 Cl A1
      05-15-43               4.39               887,815(f)               864,443
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51               4.15             1,255,837(d,f)           1,224,262
Citigroup
   (European Monetary Unit) Sr Nts
      05-21-10               3.88             2,580,000                3,306,615
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1
      07-15-44               5.23             1,075,000(f)             1,046,606
CMS Energy
   Sr Nts
      01-15-09               7.50               150,000                  151,875
Colorado Interstate Gas
   Sr Nts
      03-15-15               5.95                35,000                   32,692
      11-15-15               6.80               200,000(d)               201,000
Comcast Cable Communications Holdings
      03-15-13               8.38                48,000                   53,515
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A
      02-05-19               5.37               450,000(d,f,h)           449,962
Cott Beverages USA
      12-15-11               8.00               215,000                  215,538
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35               5.50             2,344,935(f)             2,316,662
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35               7.50             1,033,808(f)             1,055,453
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36               6.00             2,300,000(f)             2,306,469

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
37 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Global Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
Credit Suisse Mtge Capital Ctfs
   Series 2006-C1 Cl A2
      02-15-39               5.51%         $  3,075,000(f)          $  3,057,565
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39               5.85             1,125,000(f)             1,116,459
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
      11-15-36               4.49             1,085,810(f)             1,050,856
CS First Boston Mtge Securities
   Series 2005-C4 Cl A1
      08-15-38               4.77             2,005,775(f)             1,971,142
CS First Boston Mtge Securities
   Series 2005-C5 Cl A2
      08-15-38               5.10               550,000(f)               538,191
DaimlerChrysler NA Holding
   (European Monetary Unit)
      01-16-07               5.63               655,000                  850,784
Denbury Resources
   Sr Sub Nts
      12-15-15               7.50                25,000                   25,375
Dex Media West LLC/Finance
   Sr Nts Series B
      08-15-10               8.50                55,000                   56,925
DIRECTV Holdings LLC/Financing
   Sr Nts
      03-15-13               8.38                45,000                   47,588
DRS Technologies
      02-01-16               6.63               205,000                  198,850
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31               5.78             1,225,000(d,i)           1,222,320
Dynegy Holdings
      05-15-18               7.13                20,000                   17,800
Dynegy Holdings
   Sr Unsecured
      05-01-16               8.38                80,000(d)                79,600
Edison Mission Energy
   Sr Nts
      06-15-13               7.50               145,000(b,d)             143,550
Emmis Operating
   Sr Sub Nts
      05-15-12               6.88                50,000                   49,000
Encore Acquisition
   Sr Sub Nts
      04-15-14               6.25                50,000                   45,875
Erac USA Finance
      11-01-16               6.20             1,490,000(d)             1,482,827
Federal Home Loan Mtge Corp
      07-12-10               4.13             7,555,000                7,212,993
Federal Home Loan Mtge Corp #A11799
      08-01-33               6.50               118,671(f)               120,209
Federal Home Loan Mtge Corp #A15881
      11-01-33               5.00               905,934(f)               853,329
Federal Home Loan Mtge Corp #E01377
      05-01-18               4.50               639,522(f)               606,528
Federal Home Loan Mtge Corp #E91326
      09-01-17               6.50               195,936(f)               198,886

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
Federal Home Loan Mtge Corp #E99967
      10-01-18               5.00%         $    668,436(f)          $    647,079
Federal Home Loan Mtge Corp #G01535
      04-01-33               6.00               954,630(f)               949,442
Federal Home Loan Mtge Corp
   (European Monetary Unit)
      02-15-07               4.63             3,835,000                4,962,636
Federal Natl Mtge Assn
      10-15-06               4.38             3,025,000                3,016,563
Federal Natl Mtge Assn #254632
      02-01-18               5.50             1,820,925(f)             1,797,835
Federal Natl Mtge Assn #254686
      04-01-18               5.50             2,058,230(f)             2,030,793
Federal Natl Mtge Assn #254722
      05-01-18               5.50             1,062,392(f)             1,048,229
Federal Natl Mtge Assn #255377
      08-01-34               7.00               740,238(f)               758,632
Federal Natl Mtge Assn #360800
      01-01-09               5.74               627,617(f)               626,893
Federal Natl Mtge Assn #440730
      12-01-28               6.00               798,522(f)               794,634
Federal Natl Mtge Assn #555417
      05-01-33               6.00             1,338,929(f)             1,327,564
Federal Natl Mtge Assn #555528
      04-01-33               6.00             2,303,139(f)             2,282,303
Federal Natl Mtge Assn #555531
      06-01-33               5.50             2,970,194(f)             2,871,554
Federal Natl Mtge Assn #555734
      07-01-23               5.00               622,385(f)               593,447
Federal Natl Mtge Assn #555740
      08-01-18               4.50               338,520(f)               321,436
Federal Natl Mtge Assn #555851
      01-01-33               6.50             5,326,798(f)             5,391,629
Federal Natl Mtge Assn #575487
      04-01-17               6.50               426,368(f)               435,084
Federal Natl Mtge Assn #621581
      12-01-31               6.50               379,416(f)               385,758
Federal Natl Mtge Assn #631315
      02-01-17               5.50               234,939(f)               232,122
Federal Natl Mtge Assn #639965
      08-01-17               6.00               801,592(f)               808,304
Federal Natl Mtge Assn #640996
      05-01-32               7.50               294,143(f)               305,114
Federal Natl Mtge Assn #646147
      06-01-32               7.00               215,818(f)               222,567
Federal Natl Mtge Assn #652284
      08-01-32               6.50               241,878(f)               244,687
Federal Natl Mtge Assn #653145
      07-01-17               6.00               152,607(f)               153,885
Federal Natl Mtge Assn #654121
      09-01-17               6.00               561,035(f)               565,732
Federal Natl Mtge Assn #655589
      08-01-32               6.50             1,011,839(f)             1,028,496
Federal Natl Mtge Assn #666424
      08-01-32               6.50               191,392(f)               193,614
Federal Natl Mtge Assn #670461
      11-01-32               7.50               216,180(f)               224,243

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
Federal Natl Mtge Assn #684595
      03-01-33               6.00%         $    988,794(f)          $    979,848
Federal Natl Mtge Assn #687583
      04-01-33               6.00             2,477,101(f)             2,457,767
Federal Natl Mtge Assn #688034
      03-01-33               5.50               308,967(f)               299,047
Federal Natl Mtge Assn #688691
      03-01-33               5.50               537,951(f)               520,085
Federal Natl Mtge Assn #720786
      09-01-33               5.50             1,131,769(f)             1,094,183
Federal Natl Mtge Assn #725232
      03-01-34               5.00               940,965(f)               886,399
Federal Natl Mtge Assn #735029
      09-01-13               5.28               684,160(f)               671,047
Federal Natl Mtge Assn #739474
      10-01-33               5.50               672,270(f)               650,502
Federal Natl Mtge Assn #741850
      09-01-33               5.50             1,791,104(f)             1,731,621
Federal Natl Mtge Assn #748110
      10-01-33               6.50             1,952,278(f)             1,973,096
Federal Natl Mtge Assn #753507
      12-01-18               5.00             2,171,300(f)             2,103,511
Federal Natl Mtge Assn #755498
      11-01-18               5.50             1,484,444(f)             1,465,379
Federal Natl Mtge Assn #756799
      11-01-33               6.50               586,095(f)               593,832
Federal Natl Mtge Assn #756844
      02-01-19               5.00               516,083(f)               499,380
Federal Natl Mtge Assn #757299
      09-01-19               4.50             3,167,617(f)             3,003,548
Federal Natl Mtge Assn #783646
      06-01-34               5.50               784,271(f)               757,317
Federal Natl Mtge Assn #791393
      10-01-19               5.50             2,554,313(f)             2,518,171
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
      03-15-12               4.15               800,000(i)               784,363
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
      06-10-48               4.77               500,000(f)               464,840
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
      07-10-45               4.59               983,988(f)               960,558
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35               4.77             1,775,000(d,f)           1,710,901
General Electric Capital
   (European Monetary Unit) Sr Unsub
      06-20-07               5.13               540,000                  703,878
General Electric Capital
   (New Zealand Dollar)
      02-04-10               6.63             4,365,000                2,744,827
Genworth Financial
   (Japanese Yen)
      06-20-11               1.60           140,000,000                1,224,013
GMAC
      08-28-07               6.13               520,000                  508,888
      09-15-11               6.88               150,000                  140,913

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
38 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Global Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
      05-10-43               4.21%         $    714,434(f)          $    693,853
Govt Natl Mtge Assn #604708
      10-15-33               5.50               756,140(f)               736,175
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
      01-20-32               5.46               597,002(e,f)              83,456
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36               4.88               500,000(f)               484,097
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38               4.96               900,000(f)               874,039
Intl Paper
   (European Monetary Unit)
      08-11-06               5.38               500,000                  643,057
IPALCO Enterprises
   Secured
      11-14-08               8.38               140,000                  145,600
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37               4.37             1,097,813(f)             1,066,132
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37               5.26             1,075,000(f)             1,042,366
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37               4.13               347,610(f)               330,753
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39               3.97               399,175(f)               382,489
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB14 Cl A4
      12-12-44               5.48               875,000(f)               852,373
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6
      04-15-43               5.49             1,375,000(f)             1,349,332
Kraft Foods
      06-01-12               6.25               500,000                  508,463
Kraft Foods
   Sr Unsecured
      11-01-11               5.63             3,465,000                3,431,320
L-3 Communications
      06-15-12               7.63                80,000                   82,000
      07-15-13               6.13                75,000                   70,688
LaBranche & Co
   Sr Nts
      05-15-12              11.00               195,000                  214,013
Lamar Media
      01-01-13               7.25                50,000                   49,563
      08-15-15               6.63               130,000                  123,500
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29               3.97               650,000(f)               598,358

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2004-C6 Cl A1
      08-15-29               3.88%         $  1,138,369(f)          $  1,100,808
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29               4.20             1,000,000(f)               958,010
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
      09-15-30               4.89             1,050,000(f)             1,022,112
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
      09-15-09               3.40               571,155(i)               566,540
MacDermid
      07-15-11               9.13                20,000                   20,975
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
      06-12-43               4.22               991,720(f)               965,637
Merrill Lynch Mtge Trust
   Series 2006-C1 Cl A4
      05-12-39               5.84               775,000(f)               773,401
MGM MIRAGE
      10-01-09               6.00                25,000                   24,500
MGM MIRAGE
   Sr Nts
      02-27-14               5.88               125,000                  115,469
Midwest Generation LLC
   Series B
      01-02-16               8.56                36,489                   39,135
Mohegan Tribal Gaming Authority
      02-15-15               6.88                75,000                   71,625
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13               6.13                30,000                   28,538
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12               8.00                50,000                   51,250
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41               4.34               825,000(f)               794,984
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40               4.59               690,000(f)               654,368
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
      09-15-42               5.23             1,100,000(f)             1,052,380
Morgan Stanley Capital I
   Series 2005-T19
      06-12-47               4.85             1,900,000(f)             1,810,166
Morgan Stanley Capital I
   Series 2006-T21 Cl A1
      10-12-52               4.93             2,422,404(f)             2,376,808
Morgan Stanley, Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39               5.98             1,350,000(f)             1,365,408
News America
      12-15-35               6.40             1,820,000(d)             1,679,199

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
NRG Energy
      02-01-14               7.25%         $    180,000             $    179,999
Omnicare
   Sr Sub Nts
      12-15-13               6.75               270,000                  261,900
Peabody Energy
   Series B
      03-15-13               6.88                75,000                   75,000
Pioneer Natural Resources
      05-01-18               6.88               550,000                  530,865
Pioneer Natural Resources
   Sr Nts
      07-15-16               5.88               300,000                  272,669
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35               4.49               560,000                  547,155
Pride Intl
   Sr Nts
      07-15-14               7.38                25,000                   25,563
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36               3.67               789,155(f)               747,909
Qwest
      03-15-12               8.88               130,000                  139,425
Qwest
   Sr Nts
      06-15-15               7.63               140,000                  142,450
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36               5.57               855,000                  848,835
Residential Capital
   Sr Unsecured
      06-30-10               6.38             2,880,000                2,842,940
Southern Natural Gas
      03-15-10               8.88               100,000                  105,859
Southern Star Central
      03-01-16               6.75               300,000(d)               292,500
Station Casinos
   Sr Sub Nts
      03-01-16               6.88               490,000                  473,462
Toyota Motor Credit
   (Japanese Yen) Sr Unsub
      06-09-08                .75           340,000,000                3,015,222
Transcontinental Gas Pipe Line
   Series B
      08-15-11               7.00                85,000                   87,231
Transcontinental Gas Pipe Line
   Sr Nts
      04-15-16               6.40               295,000(d)               289,100
Triad Hospitals
   Sr Nts
      05-15-12               7.00               220,000                  218,075

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
39 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Global Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
U.S. Treasury
      06-30-07               3.63%         $  2,050,000             $  2,018,369
      11-30-07               4.25             2,375,000                2,347,445
      02-15-08               3.38               915,000                  890,267
      05-15-09               4.88             5,245,000                5,222,871
      04-30-11               4.88             6,315,000                6,270,606
      05-31-11               4.88               900,000(b)               893,813
      05-15-16               5.13             4,045,000                4,048,159
      08-15-23               6.25             5,945,000                6,531,605
      02-15-26               6.00            10,490,000(j)            11,309,530
United Auto Group
      03-15-12               9.63               155,000                  163,719
UnitedHealth Group
   Sr Unsecured
      03-15-15               4.88               925,000                  850,550
Valor Telecommunications Enterprises LLC/Finance
      02-15-15               7.75                25,000                   25,750
Verizon Pennsylvania
   Series A
      11-15-11               5.65             9,420,000                9,180,167
Wachovia Bank Commercial Mtge Trust
   Series 2003-C8 Cl A2
      11-15-35               3.89               750,000(f)               721,126

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42               5.09%         $    925,000(f)          $    898,128
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
      10-15-44               5.20             1,325,000(f)             1,271,699
Wachovia Bank Commercial Mtge Trust
   Series 2006-C25 Cl
      05-15-43               5.94               925,000(f)               928,700
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45               5.27             1,000,597(f,g)           1,001,290
Williams Companies
   Sr Nts
      07-15-19               7.63               140,000                  144,550
                                                                    ------------
Total                                                                212,852,350
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $604,958,884)                                                $612,374,863
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.8%)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER
Deutsche Bank
      06-13-06               5.02%         $ 10,000,000             $  9,981,908
Park Granada LLC
      06-01-06               5.09            14,100,000(k)            14,098,007
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $24,083,300)                                                 $ 24,079,915
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $629,042,184)(l)                                             $636,454,778
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,040,713.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $22,674,681 or 3.5% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006. (H) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006. (I) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC  --  Ambac Assurance Corporation
      FGIC   --  Financial Guaranty Insurance Company
      FSA    --  Financial Security Assurance
      MBIA   --  MBIA Insurance Corporation

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Euro-Bund, June 2006, 10-year                                $ 2,200,000
      U.S. Long Bond, Sept. 2006, 20-year                            5,800,000
      U.S. Treasury Note, Sept. 2006, 2-year                        15,200,000
      U.S. Treasury Note, Sept. 2006, 10-year                        7,100,000


--------------------------------------------------------------------------------
40 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Global Bond Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $14,098,007 or 2.2% of net assets.

(l) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $629,042,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 18,325,000
      Unrealized depreciation                                      (10,912,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                 $  7,413,000
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
41 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Global Inflation Protected Securities Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (94.6%)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
CANADA (2.8%)
Govt of Canada
  (Canadian Dollar)
      12-01-26               4.25%            7,557,826(b,c)        $  9,629,135
--------------------------------------------------------------------------------

FRANCE (9.6%)
Govt of France
  (European Monetary Unit)
      07-25-12               3.00            14,260,285(b,c)          19,858,869
      07-25-20               2.25             9,481,533(b,c)          12,697,415
                                                                    ------------
Total                                                                 32,556,284
--------------------------------------------------------------------------------

GERMANY (1.9%)
Deutsche Bundesrepublik
   (European Monetary Unit)
      04-15-16               1.50             5,319,836(b,c)           6,617,621
--------------------------------------------------------------------------------

ITALY (6.8%)
Buoni Poliennali Del Tesoro
   (European Monetary Unit)
      09-15-10               0.95            10,633,426(b,c)          13,309,704
      09-15-35               2.35             7,695,787(b,c)           9,820,259
                                                                    ------------
Total                                                                 23,129,963
--------------------------------------------------------------------------------

JAPAN (3.2%)
Govt of Japan
   (Japanese Yen)
      03-20-07               0.50         1,207,500,000(c)            10,731,520
--------------------------------------------------------------------------------

SWEDEN (1.9%)
Govt of Sweden
   (Swedish Krone)
      12-01-28               3.50            33,010,000(c,d)           6,367,346
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED KINGDOM (16.5%)
United Kingdom Gilt Inflation Linked
   (British Pound)
      07-26-16               2.50%            2,760,000(c,d)        $ 13,210,689
      04-16-20               2.50             5,100,000(c,d)          24,880,681
      07-22-30               4.13             4,290,000(c,d)          18,109,859
                                                                    ------------
Total                                                                 56,201,229
--------------------------------------------------------------------------------

UNITED STATES (51.9%)
Federal Home Loan Bank
      02-08-08               4.63             1,000,000                  988,652
Federal Home Loan Mtge Corp
      10-15-08               5.13             1,100,000                1,094,844
      07-15-09               4.25             1,000,000                  969,190
      07-12-10               4.13             1,000,000                  954,731
Federal Natl Mtge Assn
      05-15-07               3.88             1,000,000                  987,360
      08-15-08               3.25             1,000,000                  957,570
      10-15-08               4.50             4,000,000                3,929,532
Tennessee Valley Authority
      01-15-07               3.38             6,304,300(b)             6,347,646
U.S. Treasury Inflation-Indexed Bond
      01-15-07               3.38             4,999,310(b)             5,043,934
      04-15-10               0.88            14,224,800(b)            13,495,992
      01-15-11               3.50             4,648,469(b)             4,899,220
      04-15-11               2.38             5,535,420(b)             5,548,086
      07-15-12               3.00            22,715,213(b)            23,571,949
      01-15-14               2.00            22,530,749(b)            21,882,442
      07-15-14               2.00            13,432,712(b)            13,025,241
      01-15-15               1.63            15,237,757(b)            14,299,164
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
UNITED STATES (CONT.)
U.S. Treasury Inflation-Indexed Bond (cont.)
      01-15-16               2.00%         $ 16,954,156(b)          $ 16,308,711
      01-15-25               2.38             9,288,972(b)             9,129,863
      04-15-28               3.63            20,095,077(b)            24,084,621
      04-15-29               3.88             6,877,806(b)             8,593,173
                                                                    ------------
Total                                                                176,111,921
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $322,900,713)                                                $321,345,019
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.0%)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER
Citibank Credit Card Dakota Nts
      06-12-06               5.02%         $  5,000,000(e)          $  4,991,650
Deutsche Bank
      06-02-06               5.00             8,900,000                8,897,528
Park Granada LLC
      06-01-06               5.09             3,000,000(e)             2,999,576
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $16,891,110)                                                 $ 16,888,754
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $339,791,823)(f)                                             $338,233,773
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $7,991,226 or 2.4% of net assets.

(f) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $339,792,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 3,828,000
      Unrealized depreciation                                       (5,386,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                  $(1,558,000)
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
42 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Growth Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (96.3%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
AEROSPACE & DEFENSE (1.4%)
Boeing                                           43,122             $  3,589,907
General Dynamics                                 15,059                  958,355
Honeywell Intl                                   90,547                3,728,725
Lockheed Martin                                  27,617                2,001,956
                                                                    ------------
Total                                                                 10,278,943
--------------------------------------------------------------------------------

AIRLINES (0.4%)
UAL                                              90,832(b)             2,673,186
--------------------------------------------------------------------------------

BEVERAGES (2.1%)
Coca-Cola                                        72,228                3,180,199
PepsiCo                                         193,827               11,718,780
                                                                    ------------
Total                                                                 14,898,979
--------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Amgen                                           178,778(b)            12,083,604
Biogen Idec                                      81,355(b)             3,793,584
Genentech                                        67,003(b)             5,558,569
Gilead Sciences                                  30,417(b)             1,743,807
                                                                    ------------
Total                                                                 23,179,564
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
BlackRock Cl A                                    3,220                  431,480
Franklin Resources                                8,374                  753,241
KKR Private Equity
   Investors LP Unit                             58,766(b)             1,414,498
                                                                    ------------
Total                                                                  2,599,219
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Bank of America                                  29,487                1,427,171
Bank of China Series H                           65,000(b,c)              24,717
                                                                    ------------
Total                                                                  1,451,888
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (9.7%)
Alcatel                                         388,732(b,c)           5,163,020
Cisco Systems                                 1,354,741(b)            26,661,302
Investcom LLC GDR                               179,590(b,c)           3,367,313
Juniper Networks                                 60,839(b)               969,165
Lucent Technologies                           6,684,330(b)            17,045,042
Motorola                                        574,628               12,118,905
Nortel Networks                               1,807,284(b,c)           4,301,336
Sonus Networks                                   90,600(b)               422,196
                                                                    ------------
Total                                                                 70,048,279
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Dell                                            308,541(b)             7,830,770
EMC                                             176,237(b)             2,255,834
Hewlett-Packard                                 140,312                4,543,303
                                                                    ------------
Total                                                                 14,629,907
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Capital One Financial                             8,822                  730,197
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Citigroup                                        29,410                1,449,913
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (10.4%)
AT&T                                             28,846             $    751,727
BellSouth                                       124,446                4,202,541
Embarq                                          342,111(b)            14,255,767
FastWeb                                          15,194(b,c)             750,300
Sprint Nextel                                 2,616,349               55,492,763
                                                                    ------------
Total                                                                 75,453,098
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
Safeway                                         306,614                7,229,958
Wal-Mart Stores                                  51,256                2,483,353
                                                                    ------------
Total                                                                  9,713,311
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Cadbury Schweppes                               194,414(c)             1,859,678
General Mills                                    27,893                1,447,368
Kellogg                                         139,848                6,586,841
                                                                    ------------
Total                                                                  9,893,887
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
Boston Scientific                             1,170,848(b)            24,213,145
Medtronic                                        83,669                4,224,448
PerkinElmer                                      78,407                1,635,570
                                                                    ------------
Total                                                                 30,073,163
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.8%)
Aetna 20,128                                    774,123
Cardinal Health                                 137,250                9,183,398
CIGNA                                            28,079                2,604,046
HCA                                             112,636                5,006,670
McKesson                                         25,670                1,270,665
UnitedHealth Group                              363,441               15,976,866
                                                                    ------------
Total                                                                 34,815,768
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Kerzner Intl                                     37,510(b,c,e)         2,974,168
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Harman Intl Inds                                 25,661                2,174,257
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.6%)
Colgate-Palmolive                               100,832                6,084,203
Procter & Gamble                                250,318               13,579,751
Spectrum Brands                                 411,386(b)             6,376,483
                                                                    ------------
Total                                                                 26,040,437
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.6%)
General Electric                                341,308               11,693,212
--------------------------------------------------------------------------------

INSURANCE (2.4%)
ACE                                              75,289(c)             3,897,712
American Intl Group                             154,331                9,383,324
Arch Capital Group                               34,278(b,c)           1,967,557
Aspen Insurance Holdings                        104,195(c)             2,257,906
                                                                    ------------
Total                                                                 17,506,499
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
INTERNET & CATALOG RETAIL (0.1%)
eBay                                             20,166(b)          $    661,646
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
Google Cl A                                      17,044(b)             6,337,300
--------------------------------------------------------------------------------

IT SERVICES (0.4%)
First Data                                       59,495                2,743,314
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Flowserve                                        26,462(b)             1,407,249
--------------------------------------------------------------------------------

MEDIA (14.2%)
Cablevision Systems Cl A                        204,349                4,017,501
Comcast Cl A                                    376,135(b)            12,085,218
EchoStar Communications
   Cl A                                          65,403(b)             1,957,512
Liberty Global Cl A                             634,077(b)            14,539,386
Liberty Global Series C                         178,537(b)             3,956,380
News Corp Cl A                                  260,703                4,971,606
NTL                                           2,004,606               53,482,889
Viacom Cl B                                      54,079(b)             2,041,482
Vivendi                                         163,005(c)             5,852,448
WorldSpace Cl A                                  87,599(b,e)             415,219
                                                                    ------------
Total                                                                103,319,641
--------------------------------------------------------------------------------

METALS & MINING (1.3%)
Coeur d'Alene Mines                             873,520(b)             4,175,426
Newmont Mining                                   93,621                4,882,335
                                                                    ------------
Total                                                                  9,057,761
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Federated
   Department Stores                             41,879                3,050,047
Target                                           40,930                2,002,296
                                                                    ------------
Total                                                                  5,052,343
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
Chevron                                          30,263                1,809,425
ConocoPhillips                                   29,064                1,839,461
Exxon Mobil                                     259,722               15,819,667
                                                                    ------------
Total                                                                 19,468,553
--------------------------------------------------------------------------------

PHARMACEUTICALS (9.2%)
AstraZeneca                                      86,239(c)             4,558,572
Bristol-Myers Squibb                            502,488               12,336,080
Johnson & Johnson                               128,594                7,743,931
Merck & Co                                       97,564                3,247,906
Novartis ADR                                     54,951(c)             3,048,681
Pfizer                                        1,074,300               25,417,938
Roche Holding                                    16,707(c)             2,603,113
Schering-Plough                                 155,068                2,955,596
Teva Pharmaceutical
   Inds ADR                                     128,495(c)             4,678,503
                                                                    ------------
Total                                                                 66,590,320
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
43 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Growth Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Freescale
   Semiconductor Cl A                           303,133(b)          $  9,345,590
Freescale
   Semiconductor Cl B                            63,599(b)             1,984,925
Integrated
   Device Technology                            373,008(b)             5,348,935
Intel                                           166,912                3,007,754
                                                                    ------------
Total                                                                 19,687,204
--------------------------------------------------------------------------------

SOFTWARE (2.3%)
Adobe Systems                                    37,383(b)             1,070,275
Compuware                                        25,928(b)               190,830
Microsoft                                       631,999               14,314,778
Symantec                                         73,552(b)             1,147,411
                                                                    ------------
Total                                                                 16,723,294
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Countrywide Financial                            69,624                2,665,207
--------------------------------------------------------------------------------

TOBACCO (1.9%)
Altria Group                                    192,269               13,910,662
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
WIRELESS TELECOMMUNICATION SERVICES (9.2%)
ALLTEL                                          316,866             $ 19,598,162
Hutchison Telecommunications
   Intl ADR                                     157,863(b,c)           3,788,712
Motient                                          36,585(b,e)             645,359
NeuStar Cl A                                     66,237(b)             2,130,844
Orascom Telecom
   Holding GDR                                  238,930(c)            10,990,780
Partner
   Communications ADR                            81,331(c)               692,127
Vodafone Group                               10,794,549(c)            24,849,784
Vodafone Group ADR                              151,948(c)             3,494,804
                                                                    ------------
Total                                                                 66,190,572
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $708,747,203)                                                $696,092,941
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPTIONS PURCHASED (0.5%)
--------------------------------------------------------------------------------
ISSUER             CONTRACTS    EXERCISE           EXPIRATION           VALUE(a)
                                 PRICE                DATE
PUTS
S&P 500 Index          3,250        $125           Sept. 2006       $    901,875
S&P 500 Index          7,070         125            Dec. 2006          2,828,000
--------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $3,126,947)                                                  $  3,729,875
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.8%)(F)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER
Cullinan Finance
      06-08-06               5.02%         $  1,700,000             $  1,698,107
Gemini Securitization
      06-01-06               5.07             3,500,000(d)             3,499,507
Ranger Funding LLC
      06-05-06               4.95             5,000,000(d)             4,996,566
Solitaire Funding LLC
      06-22-06               5.05             5,000,000(d)             4,984,631
Thames Asset Global Securitization #1
      06-15-06               5.03             2,500,000(d)             2,494,771
Windmill Funding
      06-02-06               5.00            10,000,000(d)             9,997,222
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $27,674,656)                                                 $ 27,670,804
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $739,548,806)(g)                                             $727,493,620
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 12.6% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $25,972,697 or 3.6% of net assets.

(e)   At May 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.5% of net assets. 3.3% of net assets is the Fund's cash equivalent position.

(g) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $739,549,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 19,142,000
      Unrealized depreciation                                      (31,197,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                 $(12,055,000)
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
44 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- High Yield Bond Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (93.4%)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
AEROSPACE & DEFENSE (2.6%)
Communications & Power Inds
   Sr Sub Nts
      02-01-12               8.00%         $  6,955,000             $  7,233,200
CPI Intl
   Sr Nts
      02-01-15              10.56             4,200,000(k)             4,326,000
DRS Technologies
      02-01-16               6.63             3,185,000                3,089,450
      02-01-18               7.63             2,410,000                2,434,100
DRS Technologies
   Sr Sub Nts
      11-01-13               6.88             3,915,000                3,836,700
L-3 Communications
      06-15-12               7.63             4,425,000                4,535,625
      07-15-13               6.13             1,010,000                  951,925
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15               6.38             6,450,000                6,095,250
                                                                    ------------
Total                                                                 32,502,250
--------------------------------------------------------------------------------

AUTOMOTIVE (3.9%)
Ford Motor Credit
      06-16-08               6.63            12,050,000               11,412,386
GMAC
      08-28-07               6.13             3,210,000                3,141,402
      09-15-11               6.88            16,230,000               15,246,787
      11-01-31               8.00             1,815,000                1,706,100
Insurance Auto Auctions
      04-01-13              11.00             9,255,000                9,625,200
Lear
   Series B
      05-15-09               8.11             6,765,000                6,578,963
      08-01-14               5.75             1,110,000                  904,650
                                                                    ------------
Total                                                                 48,615,488
--------------------------------------------------------------------------------

BROKERAGE (1.0%)
LaBranche & Co
   Sr Nts
      05-15-09               9.50               830,000                  881,875
      05-15-12              11.00            10,120,000               11,106,700
                                                                    ------------
Total                                                                 11,988,575
--------------------------------------------------------------------------------

BUILDING MATERIALS (2.5%)
Ainsworth Lumber
      10-01-12               7.25             4,665,000(c)             4,046,888
Gibraltar Inds
   Sr Sub Nts
      12-01-15               8.00             5,710,000(d)             5,710,000
Norcraft Companies LP/Finance
   Sr Sub Nts
      11-01-11               9.00             3,310,000                3,442,400

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
BUILDING MATERIALS (CONT.)
Norcraft Holdings LP/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
   thereafter 9.75%)
      09-01-12              10.20%         $  7,935,000(j)          $  6,665,400
Nortek
   Sr Sub Nts
      09-01-14               8.50             7,625,000                7,663,125
NTK Holdings
   Sr Disc Nts (Zero coupon through 09-01-09,
   thereafter 10.75%)
      03-01-14               7.19             2,455,000(j)             1,853,525
Ply Gem Inds
   Sr Sub Nts
      02-15-12               9.00             1,460,000                1,376,050
                                                                    ------------
Total                                                                 30,757,388
--------------------------------------------------------------------------------

CHEMICALS (3.9%)
Chemtura
      06-01-16               6.88             2,550,000                2,473,500
Crystal US Holdings 3 LLC/Sub3
   Sr Disc Nts Series B
   (Zero coupon through 10-01-09,
   thereafter 10.50%)
      10-01-14               8.16             6,233,000(j)             4,908,488
Georgia Gulf
   Sr Nts
      12-15-13               7.13             5,005,000                5,048,794
Hexion US Finance/Nova Scotia Finance
   Secured
      07-15-14               9.00             5,700,000                5,899,500
INEOS Group Holdings
      02-15-16               8.50             3,125,000(c,d)           2,921,875
INVISTA
      05-01-12               9.25            13,415,000(d)            14,219,899
NALCO
   Sr Nts
      11-15-11               7.75             2,490,000                2,496,225
NALCO
   Sr Sub Nts
      11-15-13               8.88             3,845,000                3,955,544
PQ
      02-15-13               8.00             7,240,000(d)             6,977,550
                                                                    ------------
Total                                                                 48,901,375
--------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.6%)
Case New Holland
   Sr Nts
      03-01-14               7.13             6,475,000(d)             6,280,750
United Rentals North America
   Sr Sub Nts
      02-15-14               7.00             1,645,000                1,546,300
                                                                    ------------
Total                                                                  7,827,050
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
CONSUMER PRODUCTS (2.2%)
AAC Group Holding
   Sr Disc Nts
   (Zero coupon through 10-01-08,
   thereafter 10.25%)
      10-01-12              10.28%         $  4,225,000(j)          $  3,401,125
Sealy Mattress
   Sr Sub Nts
      06-15-14               8.25             6,730,000                6,999,200
Spectrum Brands
   Sr Sub Nts
      10-01-13               8.50             8,390,000                7,299,300
Visant Holding
   Sr Disc Nts (Zero coupon through 12-01-08,
   thereafter 10.25%)
      12-01-13              10.14             3,350,000(j)             2,629,750
Visant Holding
   Sr Nts
      12-01-13               8.75             7,655,000(d)             7,540,175
                                                                    ------------
Total                                                                 27,869,550
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.8%)
ALH Finance LLC/Finance
   Sr Sub Nts
      01-15-13               8.50             1,182,000                1,158,360
Covalence Specialty Materials
   Sr Sub Nts
      03-01-16              10.25             4,365,000(d)             4,474,125
TriMas
      06-15-12               9.88             4,775,000                4,560,125
                                                                    ------------
Total                                                                 10,192,610
--------------------------------------------------------------------------------

ELECTRIC (5.0%)
Aquila Canada Finance
      06-15-11               7.75             2,005,000(c)             2,090,213
Aquila
   Sr Nts
      11-15-09               7.63             5,063,000                5,259,191
      02-01-11               9.95             3,645,000                4,073,288
Dynegy Holdings
      05-15-18               7.13             4,885,000                4,347,650
Dynegy Holdings
   Sr Unsecured
      05-01-16               8.38             7,510,000(d)             7,472,449
Edison Mission Energy
   Sr Nts
      06-15-13               7.50               500,000(d,f)             495,000
      06-15-16               7.75             8,675,000(d,f)           8,588,249
Midwest Generation LLC
   Series B
      01-02-16               8.56             4,255,248                4,563,754
Mirant Americas Generation LLC
   Sr Nts
      05-01-11               8.30             4,315,000                4,315,000

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
45 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- High Yield Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT

ELECTRIC (CONT.)
Mirant North America LLC
   Sr Nts
      12-31-13               7.38%         $  5,390,000(d)          $  5,322,625
NRG Energy
      02-01-14               7.25             5,575,000                5,575,000
      02-01-16               7.38             2,785,000                2,788,481
NRG Energy
   Tranche B Term Loan
      02-01-13               6.82             3,750,000(h,k)           3,765,338
Reliant Energy
   Secured
      12-15-14               6.75             1,705,000                1,555,813
Tenaska Alabama Partners LP
   Secured
      06-30-21               7.00             1,717,309(d)             1,692,836
                                                                    ------------
Total                                                                 61,904,887
--------------------------------------------------------------------------------

ENTERTAINMENT (1.3%)
AMC Entertainment
      02-01-16              11.00             6,330,000(d)             6,836,399
Hit Entertainment
   Tranche C Term Loan
      02-24-12               8.88             2,700,000(h,k)           2,710,800
United Artists Theatre Circuit
   Series AU4
      07-01-15               9.30             2,132,087(i)             2,217,371
United Artists Theatre Circuit
   Series AV2
      07-01-15               9.30               693,628(i)               721,373
Universal City Florida Holdings I/II
   Sr Nts
      05-01-10               9.90             3,655,000(k)             3,773,788
                                                                    ------------
Total                                                                 16,259,731
--------------------------------------------------------------------------------

ENVIRONMENTAL (1.9%)
Allied Waste North America
   Secured
      05-15-16               7.13             3,220,000(d)             3,107,300
Allied Waste North America
   Sr Nts
      04-15-13               7.88             3,845,000                3,912,288
Allied Waste North America
   Tranche AW Term Loan
      01-15-12               6.76             4,000,000(f,h,k)         3,993,760
Clean Harbors
      07-15-12              11.25             3,872,000                4,385,040
Waste Services
   Sr Sub Nts
      04-15-14               9.50             7,530,000                7,737,075
                                                                    ------------
Total                                                                 23,135,463
--------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.0%)
ASG Consolidated LLC/Finance
   Sr Disc Nts (Zero coupon through 11-01-08,
   thereafter 11.50%)
      11-01-11              12.16            11,075,000(j)             9,358,375
Cott Beverages USA
      12-15-11               8.00             7,796,000                7,815,490

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT

FOOD AND BEVERAGE (CONT.)
Pinnacle Foods Holding
   Sr Sub Nts
      12-01-13               8.25%         $  7,860,000             $  7,722,450
                                                                    ------------
Total                                                                 24,896,315
--------------------------------------------------------------------------------

GAMING (3.6%)
Boyd Gaming
   Sr Sub Nts
      04-15-14               6.75             8,555,000                8,255,575
      02-01-16               7.13             2,690,000                2,642,925
CCM Merger
      08-01-13               8.00               320,000(d)               307,200
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
      03-01-12              10.13             2,675,000                2,848,875
Kerzner Intl
   Sr Sub Nts
      10-01-15               6.75             2,548,000(c)             2,688,140
MGM MIRAGE
   Sr Nts
      02-27-14               5.88            15,485,000               14,304,268
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13               6.13             4,680,000                4,451,850
Tunica-Biloxi Gaming Authority
   Sr Unsecured
      11-15-15               9.00             6,275,000(d)             6,510,313
Wheeling Island Gaming
      12-15-09              10.13               560,000                  582,400
Wynn Las Vegas LLC/Capital
   1st Mtge
      12-01-14               6.63             2,540,000                2,409,825
                                                                    ------------
Total                                                                 45,001,371
--------------------------------------------------------------------------------

GAS PIPELINES (2.2%)
ANR Pipeline
      03-15-10               8.88             5,470,000                5,790,487
Colorado Interstate Gas
   Sr Nts
      03-15-15               5.95             5,275,000                4,927,093
      11-15-15               6.80             2,100,000(d)             2,110,500
Copano Energy LLC
   Sr Nts
      03-01-16               8.13             4,315,000(d)             4,379,725
Southern Natural Gas
      03-15-10               8.88             5,625,000                5,954,569
Southern Star Central
      03-01-16               6.75             4,260,000(d)             4,153,500
                                                                    ------------
Total                                                                 27,315,874
--------------------------------------------------------------------------------

HEALTH CARE (8.8%)
Accellent
      12-01-13              10.50             2,480,000                2,610,200
Community Health Systems
   Sr Sub Nts
      12-15-12               6.50             6,060,000                5,810,025
DaVita
      03-15-15               7.25             9,475,000                9,238,125

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT

HEALTH CARE (CONT.)
HCA
      02-15-16               6.50%         $  3,055,000             $  2,887,494
HCA
   Sr Unsecured
      01-15-15               6.38             8,630,000                8,175,441
IASIS Healthcare LLC/Capital
   Sr Sub Nts
      06-15-14               8.75            10,250,000               10,365,312
LifeCare Holdings
   Sr Sub Nts
      08-15-13               9.25             4,800,000(d)             3,504,000
MedCath Holdings
   Sr Nts
      07-15-12               9.88             8,305,000                8,450,338
Omnicare
   Sr Sub Nts
      12-15-13               6.75             3,975,000                3,855,750
      12-15-15               6.88             4,920,000                4,772,400
Select Medical
      02-01-15               7.63            13,364,000               11,927,369
      09-15-15              10.82             6,296,000(d,k)           5,933,980
Triad Hospitals
   Sr Nts
      05-15-12               7.00             8,605,000                8,529,706
Triad Hospitals
   Sr Sub Nts
      11-15-13               7.00             2,675,000                2,591,406
US Oncology
      08-15-14              10.75             2,215,000                2,450,344
US Oncology Holdings
   Sr Nts
      03-15-15              10.32             6,280,000(k)             6,389,900
Vanguard Health Holding I LLC
   Sr Disc Nts (Zero coupon through 10-01-09,
   thereafter 11.25%)
      10-01-15              10.69             4,665,000(j)             3,428,775
Vanguard Health Holding II LLC
   Sr Sub Nts
      10-01-14               9.00             8,150,000                8,353,750
VWR Intl
   Sr Sub Nts
      04-15-14               8.00             1,870,000                1,879,350
                                                                    ------------
Total                                                                111,153,665
--------------------------------------------------------------------------------

HOME CONSTRUCTION (1.9%)
K Hovnanian Enterprises
      05-15-16               7.50             3,960,000                3,800,856
Meritage Homes
      03-15-15               6.25             7,940,000                7,026,900
Standard-Pacific
   Sr Nts
      08-15-15               7.00             7,725,000                6,991,125
Stanley-Martin Communities LLC
      08-15-15               9.75             2,466,000                2,182,410
William Lyon Homes
   Sr Nts
      02-15-14               7.50             4,180,000                3,511,200
                                                                    ------------
Total                                                                 23,512,491
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
46 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- High Yield Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
INDEPENDENT ENERGY (4.3%)
Chesapeake Energy
   Sr Nts
      09-15-13               7.50%         $    595,000             $    608,388
      08-15-14               7.00             8,591,000                8,558,784
      06-15-15               6.38             3,060,000                2,884,050
Compton Petroleum Finance
      12-01-13               7.63             4,090,000(c)             3,987,750
      12-01-13               7.63             3,655,000(c,d)           3,563,625
Encore Acquisition
      12-01-17               7.25             2,740,000                2,650,950
Encore Acquisition
   Sr Sub Nts
      04-15-14               6.25             1,650,000                1,513,875
      07-15-15               6.00             5,500,000                4,908,750
EXCO Resources
      01-15-11               7.25             4,220,000                4,114,500
Hilcorp Energy I LP/Finance
   Sr Nts
      11-01-15               7.75             5,560,000(d)             5,476,600
Pioneer Natural Resources
      05-01-18               6.88             6,310,000                6,090,475
Pioneer Natural Resources
   Sr Nts
      07-15-16               5.88             6,150,000                5,589,710
VeraSun Energy
   Secured
      12-15-12               9.88             2,945,000(d)             3,165,875
                                                                    ------------
Total                                                                 53,113,332
--------------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Denbury Resources
   Sr Sub Nts
      12-15-15               7.50             2,075,000                2,106,125
--------------------------------------------------------------------------------

LODGING (0.4%)
Vail Resorts
   Sr Sub Nts
      02-15-14               6.75             4,595,000                4,416,944
--------------------------------------------------------------------------------

MEDIA CABLE (4.8%)
CCH I LLC
   Secured
      10-01-15              11.00             5,914,000                5,086,040
CCO Holdings LLC/Capital
   Sr Nts
      12-15-10               9.04             4,020,000(k)             4,070,250
      11-15-13               8.75             3,560,000                3,439,850
Charter Communications Operating LLC/Capital
   Sr Nts
      04-30-12               8.00             5,765,000(d)             5,721,763
CSC Holdings
   Sr Nts
      04-15-12               7.25             9,500,000(d)             9,381,249
CSC Holdings
   Sr Sub Deb
      05-15-16              10.50             1,235,000                1,299,838
DIRECTV Holdings LLC/Finance
      06-15-15               6.38             5,000,000                4,700,000

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MEDIA CABLE (CONT.)
Echostar DBS
      10-01-14               6.63%         $  4,045,000             $  3,822,525
      02-01-16               7.13             5,465,000(d)             5,232,738
Echostar DBS
   Sr Nts
      10-01-11               6.38             2,970,000                2,851,200
Mediacom LLC/Capital
   Sr Nts
      01-15-13               9.50             1,435,000                1,442,175
Quebecor Media
   Sr Nts
      03-15-16               7.75             4,630,000(c,d)           4,676,300
Videotron Ltee
      01-15-14               6.88             9,070,000(c)             8,820,575
                                                                    ------------
Total                                                                 60,544,503
--------------------------------------------------------------------------------

MEDIA NON CABLE (8.3%)
Clear Channel Communications
      09-15-14               5.50             4,135,000                3,782,578
      06-15-18               6.88             3,185,000                3,064,228
CMP Susquehanna
   Sr Sub Nts
      05-15-14               9.88               744,000(d)               725,400
Emmis Operating
   Sr Sub Nts
      05-15-12               6.88             7,405,000                7,256,900
Entercom Radio LLC/Capital
      03-01-14               7.63             2,090,000                2,100,450
Lamar Media
      01-01-13               7.25             7,275,000                7,211,344
      08-15-15               6.63             3,475,000                3,301,250
Liberty Media
      07-15-29               8.50             2,915,000                2,853,773
Liberty Media
   Sr Nts
      05-15-13               5.70            15,620,000               14,354,638
LIN TV
   Series B
      05-15-13               6.50             4,675,000                4,336,063
MediaNews Group
   Sr Sub Nts
      10-01-13               6.88             2,905,000                2,730,700
      04-01-14               6.38             3,700,000                3,348,500
Radio One
      02-15-13               6.38             5,315,000                4,969,525
Rainbow Natl Services LLC
   Sr Nts
      09-01-12               8.75             9,115,000(d)             9,661,900
Rainbow Natl Services LLC
   Sr Sub Deb
      09-01-14              10.38             3,775,000(d)             4,218,563
RH Donnelley
   Sr Disc Nts
      01-15-13               6.88             1,370,000(d)             1,246,700
      01-15-13               6.88            13,830,000(d)            12,585,299
RH Donnelley
   Sr Nts
      01-15-13               6.88            10,845,000                9,950,288

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
MEDIA NON CABLE (CONT.)
Sinclair Broadcast Group
      03-15-12               8.00%         $  2,510,000             $  2,569,613
Sun Media
      02-15-13               7.63             5,020,000(c)             5,120,400
                                                                    ------------
Total                                                                105,388,112
--------------------------------------------------------------------------------

METALS (0.8%)
Euramax
   Tranche B Term Loan
      08-08-13              11.54             5,045,000(h,k)           5,095,450
Indalex Holding
   Secured
      02-01-14              11.50             2,185,000(d)             2,288,788
Novelis
   Sr Nts
      02-15-15               8.00             3,000,000(c,d)           2,865,000
                                                                    ------------
Total                                                                 10,249,238
--------------------------------------------------------------------------------

OIL FIELD SERVICES (1.3%)
Bristow Group
      06-15-13               6.13               775,000                  716,875
Chaparral Energy
   Sr Nts
      12-01-15               8.50             3,120,000(d)             3,159,000
Chart Inds
   Sr Sub Nts
      10-15-15               9.13             4,855,000(d)             5,134,163
Grant Prideco
   Sr Unsecured Series B
      08-15-15               6.13             1,485,000                1,392,188
Quicksilver Resources
      04-01-16               7.13             5,965,000                5,696,574
                                                                    ------------
Total                                                                 16,098,800
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (4.6%)
Cardtronics
   Sr Sub Nts
      08-15-13               9.25             8,355,000(d)             8,292,338
Dow Jones CDX HY
      06-29-11               7.38             7,000,000(d)             6,916,875
      06-29-11               8.63            20,800,000(d)            20,566,000
Residential Capital
   Sr Nts
      04-17-13               6.50            14,330,000               14,014,224
Triad Acquisition
   Sr Unsecured
   Series B
      05-01-13              11.13             7,665,000                7,588,350
                                                                    ------------
Total                                                                 57,377,787
--------------------------------------------------------------------------------

PACKAGING (0.9%)
Owens-Brockway Glass Container
      05-15-13               8.25             6,060,000                6,120,600
Plastipak Holdings
   Sr Nts
      12-15-15               8.50             2,680,000(d)             2,686,700
Solo Cup
   Sr Sub Nts
      02-15-14               8.50             2,815,000                2,533,500
                                                                    ------------
Total                                                                 11,340,800
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
47 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- High Yield Bond Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
PAPER (5.5%)
Boise Cascade LLC
      10-15-14               7.13%         $  9,070,000             $  8,208,349
Cascades
   Sr Nts
      02-15-13               7.25             6,765,000(c)             6,342,188
Crown Americas LLC/Capital
   Sr Nts
      11-15-15               7.75            11,350,000(d)            11,435,124
Georgia-Pacific
      06-15-15               7.70             6,015,000                5,894,700
Georgia-Pacific
   1st Lien Term Loan
      02-17-12               6.75             8,358,500(h,k)           8,368,947
Georgia-Pacific
   2nd Lien Term Loan
      02-17-13               7.75             1,900,000(h,k)           1,924,738
Jefferson Smurfit US
      10-01-12               8.25             3,345,000                3,144,300
      06-01-13               7.50             4,195,000                3,775,500
JSG Funding
   Sr Nts
      10-01-12               9.63             6,145,000(c)             6,406,163
NewPage
   Secured
      05-01-12              10.00             6,885,000                7,280,888
NewPage
   Sr Sub Nts
      05-01-13              12.00             3,495,000                3,739,650
Smurfit-Stone Container Enterprises
   Sr Nts
      02-01-11               9.75             1,555,000                1,605,538
                                                                    ------------
Total                                                                 68,126,085
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
CDRV Investors
   Sr Disc Nts (Zero coupon through 01-01-10,
   thereafter 9.63%)
      01-01-15              10.27             4,890,000(j)             3,520,800
Warner Chilcott
      02-01-15               8.75            11,225,000               11,196,938
                                                                    ------------
Total                                                                 14,717,738
--------------------------------------------------------------------------------

RETAILERS (5.0%)
AutoNation
      04-15-14               7.00             4,000,000(d)             3,980,000
Blockbuster
   Sr Sub Nts
      09-01-12              10.00             5,760,000(d)             5,385,600
General Nutrition Centers
      01-15-11               8.63             3,165,000                3,212,475
General Nutrition Centers
   Sr Sub Nts
      12-01-10               8.50             4,650,000                4,464,000
Jean Coutu Group
   Sr Sub Nts
      08-01-14               8.50             7,850,000(c)             7,300,500

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
RETAILERS (CONT.)
NBTY
   Sr Sub Nts
      10-01-15               7.13%         $  4,655,000             $  4,445,525
Toys "R" Us
      04-15-13               7.88            12,035,000                9,868,700
      10-15-18               7.38             4,875,000                3,607,500
Toys "R" Us
   Term Loan
      08-21-06               9.86            11,716,474(h,i,k)        11,731,118
United Auto Group
      03-15-12               9.63             8,070,000                8,523,938
                                                                    ------------
Total                                                                 62,519,356
--------------------------------------------------------------------------------

TECHNOLOGY (0.6%)
SS&C Technologies
      12-01-13              11.75             1,785,000(d)             1,896,563
SunGard Data Systems
   Sr Unsecured
      08-15-13               9.13             5,570,000(d)             5,841,537
                                                                    ------------
Total                                                                  7,738,100
--------------------------------------------------------------------------------

TOBACCO (0.5%)
Reynolds American
   Secured
      06-01-16               7.63             6,600,000(d)             6,527,506
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.7%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14               7.63             4,050,000(d)             4,070,250
      05-15-16               7.75             2,975,000(d)             2,997,313
Hertz
   Sr Sub Nts
      01-01-16              10.50             6,391,000(d)             6,918,257
Quality Distribution LLC/Capital
      01-15-12               9.57             6,855,000(k)             6,897,844
                                                                    ------------
Total                                                                 20,883,664
--------------------------------------------------------------------------------

WIRELESS (3.2%)
American Tower
   Sr Nts
      10-15-12               7.13             5,035,000                5,148,288
Centennial Communications
   Sr Nts
      01-01-13              10.00             2,770,000                2,866,950
      01-01-13              10.74             2,455,000(k)             2,559,338
Centennial Communications/Cellular Operating LLC
   Sr Nts
      02-01-14               8.13             2,590,000                2,615,900
Dobson Cellular Systems
   Secured
      11-01-11               8.38               500,000                  519,375
      11-01-12               9.88             4,485,000                4,843,800
Dobson Communications
   Sr Nts
      10-15-12               9.32             5,225,000(k)             5,277,249

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON            PRINCIPAL                 VALUE(a)
                             RATE              AMOUNT
WIRELESS (CONT.)
Rogers Wireless
   Secured
      12-15-10               8.04%         $  1,605,000(c,k)      $    1,655,156
      12-15-12               7.25             1,765,000(c)             1,778,238
Rogers Wireless
   Sr Sub Nts
      12-15-12               8.00             7,780,000(c)             8,003,674
Rural Cellular
   Sr Sub Nts
      11-01-12              10.90             4,435,000(d,k)           4,623,488
                                                                  --------------
Total                                                                 39,891,456
--------------------------------------------------------------------------------

WIRELINES (5.9%)
Cincinnati Bell
      02-15-15               7.00             4,125,000                3,990,938
Cincinnati Bell
   Sr Sub Nts
      01-15-14               8.38             2,055,000                2,075,550
Citizens Communications
   Sr Nts
      01-15-13               6.25             8,245,000                7,873,975
Embarq
      06-01-16               7.08            14,520,000               14,537,278
GCI
   Sr Nts
      02-15-14               7.25             7,570,000                7,456,450
Level 3 Communications
   Sr Nts
      03-01-10              11.50               760,000(d)               763,800
Level 3 Financing
      10-15-11              10.75             3,825,000                3,978,000
Level 3 Financing
   Sr Nts
      03-15-13              12.25             3,135,000(d)             3,385,800
Qwest Communications Intl
      02-15-14               7.50             1,640,000                1,631,800
Qwest
   Sr Nts
      06-15-15               7.63             6,990,000                7,112,325
Qwest
   Tranche B Term Loan
      06-30-07               6.95            10,555,000(h,k)          10,599,014
Valor Telecommunications Enterprises LLC/Finance
      02-15-15               7.75             9,720,000               10,011,600
                                                                  --------------
Total                                                                 73,416,530
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,171,807,704)                                            $1,166,290,159
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (--%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
Link Energy Unit                                494,265(b)          $     16,064
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                  $     16,064
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
48 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- High Yield Bond Fund

--------------------------------------------------------------------------------
PREFERRED STOCKS & OTHER (0.4%)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                 VALUE(a)
GNC
   12.00% Pay-in-kind
   Series A                                       2,105(g)          $  2,336,550
Varde Fund V LP                               5,000,000(e,i)           1,848,550
Wayland Investment LLC                        6,000,000(e,i)             558,900
--------------------------------------------------------------------------------

TOTAL PREFERRRED STOCKS & OTHER
(Cost: $2,976,646)                                                  $  4,744,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.9%)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER
Chariot Funding LLC
      06-28-06               5.02%         $ 10,000,000(l)          $  9,961,111
Chesham Finance LLC
      06-05-06               5.02            15,000,000               14,989,542
Jupiter Securitization
      06-09-06               5.02            10,000,000(l)             9,987,475
Park Granada LLC
      06-01-06               5.09             9,200,000(l)             9,198,699

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                   EFFECTIVE             AMOUNT                   VALUE(a)
                           YIELD             PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER (CONT.)
Sheffield Receivables
      06-09-06               5.02%         $ 15,000,000(l)        $   14,981,213
Thunder Bay Funding LLC
      06-19-06               5.02            15,000,000(l)            14,960,338
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $74,088,725)                                               $   74,078,378
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,252,786,438)(m)                                         $1,245,128,601
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2006, the value of foreign securities represented 5.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $283,928,564 or 22.7% of net assets.

(E) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,199,903.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                              ACQUISITION DATES              COST
      --------------------------------------------------------------------------
      Toys "R" Us
           9.86% Term Loan 2006           8-24-05 thru 01-06-06    $ 11,645,155
      United Artists Theatre Circuit
           9.30% Series AU4 2015          08-15-96 thru 04-09-02      1,799,437
      United Artists Theatre Circuit
           9.30% Series AV2 2015          12-11-01 thru 08-28-02        545,595
      Varde Fund V LP                     04-27-00 thru 06-19-00            --*
      Wayland Investment LLC                     05-19-00               791,383

      * The original cost of this position in fiscal year 2004 was $5,000,000. During the fiscal year 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(j) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity. (K) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $59,088,836 or 4.7% of net assets.

(m) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $1,252,786,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 16,480,000
      Unrealized depreciation                                      (24,137,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                 $ (7,657,000)
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
49 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Income Opportunities Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (92.2%)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
ASSET-BACKED (0.4%)
Metris Master Trust
   Series 2001-2 Cl C
      11-20-09               6.98%         $    175,000(d,f)        $    175,014
Metris Master Trust
   Series 2004-2 Cl D
      10-20-10               8.33               275,000(d,f)             277,409
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11               6.98                75,000(d,f)              75,134
                                                                    ------------
Total                                                                    527,557
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE (3.4%)
Communications & Power Inds
   Sr Sub Nts
      02-01-12               8.00             1,235,000                1,284,400
CPI Intl
   Sr Nts
      02-01-15              10.56               200,000(f)               206,000
DRS Technologies
      02-01-16               6.63               960,000                  931,200
      02-01-18               7.63               330,000                  333,300
DRS Technologies
   Sr Sub Nts
      11-01-13               6.88               400,000                  392,000
L-3 Communications
      06-15-12               7.63               150,000                  153,750
      07-15-13               6.13                80,000                   75,400
L-3 Communications
   Sr Sub Nts
      01-15-15               5.88               225,000                  207,000
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15               6.38             1,035,000                  978,075
                                                                    ------------
Total                                                                  4,561,125
--------------------------------------------------------------------------------

AUTOMOTIVE (3.8%)
Ford Motor Credit
      06-16-08               6.63             1,370,000                1,297,508
GMAC
      08-28-07               6.13               225,000                  220,192
      09-15-11               6.88             2,400,000                2,254,607
      11-01-31               8.00               215,000                  202,100
Lear
   Series B
      05-15-09               8.11               865,000                  841,213
      08-01-14               5.75               400,000                  326,000
                                                                    ------------
Total                                                                  5,141,620
--------------------------------------------------------------------------------

BROKERAGE (0.9%)
LaBranche & Co
   Sr Nts
      05-15-12              11.00             1,130,000                1,240,175
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE            AMOUNT
BUILDING MATERIALS (1.0%)
Norcraft Companies LP/Finance
   Sr Sub Nts
      11-01-11               9.00%         $  1,370,000             $  1,424,800
--------------------------------------------------------------------------------

CHEMICALS (4.8%)
BCP Crystal US Holdings
   Sr Sub Nts
      06-15-14               9.63               476,000                  522,410
Chemtura
      06-01-16               6.88               516,000                  500,520
Georgia Gulf
   Sr Nts
      12-15-13               7.13             1,590,000                1,603,913
Hexion US Finance/Nova Scotia Finance
   Secured
      07-15-14               9.00               475,000                  491,625
INEOS Group Holdings
      02-15-16               8.50               260,000(c,d)             243,100
INVISTA
      05-01-12               9.25             1,030,000(d)             1,091,800
MacDermid
      07-15-11               9.13               275,000                  288,406
NALCO
   Sr Nts
      11-15-11               7.75             1,100,000                1,102,750
PQ
      02-15-13               8.00               765,000(d)               737,269
                                                                    ------------
Total                                                                  6,581,793
--------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.6%)
Case New Holland
   Sr Nts
      03-01-14               7.13               265,000(d)               257,050
United Rentals North America
      02-15-12               6.50               570,000                  547,200
                                                                    ------------
Total                                                                    804,250
--------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.4%)
Sealy Mattress
   Sr Sub Nts
      06-15-14               8.25               555,000                  577,200
Spectrum Brands
   Sr Sub Nts
      10-01-13               8.50               315,000                  274,050
Visant
      10-01-12               7.63             1,065,000                1,046,363
                                                                    ------------
Total                                                                  1,897,613
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.7%)
ALH Finance LLC/Finance
   Sr Sub Nts
      01-15-13               8.50                29,000                   28,420

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
DIVERSIFIED MANUFACTURING (CONT.)
Covalence Specialty Materials
   Sr Sub Nts
      03-01-16              10.25%         $    775,000(d)          $    794,375
TriMas
      06-15-12               9.88               135,000                  128,925
                                                                    ------------
Total                                                                    951,720
--------------------------------------------------------------------------------

ELECTRIC (9.1%)
Aquila Canada Finance
      06-15-11               7.75             1,056,000(c)             1,100,879
Aquila
   Sr Nts
      11-15-09               7.63               135,000                  140,231
      02-01-11               9.95                50,000                   55,875
DPL
   Sr Nts
      09-01-11               6.88                54,000                   56,012
Dynegy Holdings
      05-15-18               7.13               325,000                  289,250
Dynegy Holdings
   Sr Unsecured
      05-01-16               8.38               800,000(d)               796,000
Edison Mission Energy
   Sr Nts
      06-15-13               7.50             1,010,000(b,d)             999,900
Florida Power & Light
   1st Mtge
      09-01-35               5.40               800,000                  710,966
IPALCO Enterprises
   Secured
      11-14-08               8.38                65,000                   67,600
      11-14-11               8.63             1,540,000                1,651,649
Midwest Generation LLC
   Series B
      01-02-16               8.56               352,120                  377,649
Mirant Americas Generation LLC
   Sr Nts
      05-01-11               8.30               325,000                  325,000
Mirant North America LLC
   Sr Nts
      12-31-13               7.38               665,000(d)               656,688
Nevada Power
      04-15-12               6.50               550,000                  552,278
NRG Energy
      02-01-14               7.25             1,050,000                1,050,000
      02-01-16               7.38               245,000                  245,306
PacifiCorp
   1st Mtge
      06-15-35               5.25               750,000                  642,896
Reliant Energy
   Secured
      07-15-13               9.50               185,000                  186,850
      12-15-14               6.75               375,000                  342,188

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
50 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Income Opportunities Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
ELECTRIC (CONT.)
Sierra Pacific Power
      04-15-12               6.25%         $     75,000             $     74,407
      05-15-16               6.00               565,000(d)               543,121
Southern California Edison
   1st Mtge
      04-01-35               5.75             1,130,000                1,040,591
Southern California Edison
   1st Mtge Series 2005-E
      07-15-35               5.35               345,000                  299,408
                                                                    ------------
Total                                                                 12,204,744
--------------------------------------------------------------------------------

ENTERTAINMENT (0.7%)
AMC Entertainment
   Series B
      08-15-12               8.63               425,000                  437,750
Universal City Florida Holdings I/II
   Sr Nts
      05-01-10               9.90               485,000(f)               500,763
                                                                    ------------
Total                                                                    938,513
--------------------------------------------------------------------------------

ENVIRONMENTAL (1.0%)
Allied Waste North America
   Secured
      04-15-11               6.38               225,000                  216,844
      05-15-16               7.13               600,000(d)               579,000
Allied Waste North America
   Secured Series B
      02-15-11               5.75               260,000                  245,700
Allied Waste North America
   Series B
      09-01-12               9.25               235,000                  250,569
Clean Harbors
      07-15-12              11.25               120,000                  135,900
                                                                    ------------
Total                                                                  1,428,013
--------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.1%)
ASG Consolidated LLC/Finance
   Sr Disc Nts (Zero coupon through 11-01-08,
   thereafter 11.50%)
      11-01-11               9.86               190,000(e)               160,550
Cott Beverages USA
      12-15-11               8.00             1,785,000                1,789,463
Pinnacle Foods Holding
   Sr Sub Nts
      12-01-13               8.25               990,000                  972,675
                                                                    ------------
Total                                                                  2,922,688
--------------------------------------------------------------------------------

GAMING (6.1%)
Boyd Gaming
   Sr Sub Nts
      04-15-14               6.75                20,000                   19,300
      02-01-16               7.13               670,000                  658,275
Caesars Entertainment
   Sr Nts
      04-15-13               7.00               245,000                  252,401
Caesars Entertainment
   Sr Sub Nts
      03-15-10               7.88                50,000                   52,375

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
GAMING (CONT.)
CCM Merger
      08-01-13               8.00%         $    365,000(d)          $    350,400
Circus & Eldorado Jt
   Venture/Silver Legacy
   Capital 1st Mtge
      03-01-12              10.13               600,000                  639,000
Kerzner Intl
   Sr Sub Nts
      10-01-15               6.75               226,000(c)               238,430
Majestic Star Casino LLC/Capital
      10-15-10               9.50             1,300,000                1,377,999
Mandalay Resort Group
   Sr Nts
      12-15-11               6.38               100,000                   97,000
MGM MIRAGE
      09-15-10               8.50               170,000                  179,350
      02-01-11               8.38               245,000                  256,025
      07-15-15               6.63               100,000                   95,000
MGM MIRAGE
   Sr Nts
      04-01-13               6.75               845,000(d)               824,931
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13               6.13               260,000                  247,325
San Pasqual Casino
      09-15-13               8.00               680,000(d)               683,400
Station Casinos
   Sr Nts
      04-01-12               6.00               100,000                   95,750
Station Casinos
   Sr Sub Nts
      03-01-16               6.88               235,000                  227,069
Tunica-Biloxi Gaming Authority
   Sr Unsecured
      11-15-15               9.00               975,000(d)             1,011,562
Wheeling Island Gaming
      12-15-09              10.13               310,000                  322,400
Wynn Las Vegas LLC/Capital
   1st Mtge
      12-01-14               6.63               750,000                  711,563
                                                                    ------------
Total                                                                  8,339,555
--------------------------------------------------------------------------------

GAS PIPELINES (5.4%)
ANR Pipeline
      03-15-10               8.88               625,000                  661,619
Colorado Interstate Gas
   Sr Nts
      03-15-15               5.95               185,000                  172,799
      11-15-15               6.80               135,000(d)               135,675
Copano Energy LLC
   Sr Nts
      03-01-16               8.13               245,000(d)               248,675
El Paso Natural Gas
   Sr Nts Series A
      08-01-10               7.63               760,000                  784,700
Southern Natural Gas
      03-15-10               8.88                50,000                   52,930
Southern Star Central
      03-01-16               6.75             1,315,000(d)             1,282,124

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
GAS PIPELINES (CONT.)
Tennessee Gas Pipeline
      12-15-11               6.00%         $  1,071,000             $  1,017,449
Transcontinental Gas Pipe Line
   Sr Nts
      04-15-16               6.40               990,000(d)               970,200
Williams Companies
      09-01-21               7.88             1,200,000                1,244,999
Williams Companies
   Sr Nts
      07-15-19               7.63               775,000                  800,188
                                                                    ------------
Total                                                                  7,371,358
--------------------------------------------------------------------------------

HEALTH CARE (6.7%)
Accellent
      12-01-13              10.50               110,000                  115,775
Coventry Health Care
   Sr Nts
      01-15-12               5.88               685,000                  666,163
DaVita
      03-15-13               6.63               440,000                  422,950
      03-15-15               7.25               600,000                  585,000
HCA
      02-15-16               6.50               225,000                  212,663
HCA
   Sr Nts
      02-01-11               7.88                75,000                   77,703
      05-01-12               6.95               550,000                  544,854
      03-15-14               5.75               385,000                  351,822
HCA
   Sr Unsecured
      01-15-15               6.38               380,000                  359,985
IASIS Healthcare LLC/Capital
   Sr Sub Nts
      06-15-14               8.75               450,000                  455,063
MedCath Holdings
   Sr Nts
      07-15-12               9.88               535,000                  544,363
Omnicare
   Sr Sub Nts
      12-15-13               6.75             1,050,000                1,018,499
      12-15-15               6.88               570,000                  552,900
Select Medical
      02-01-15               7.63             1,495,000                1,334,287
Triad Hospitals
   Sr Nts
      05-15-12               7.00               680,000                  674,049
Triad Hospitals
   Sr Sub Nts
      11-15-13               7.00               802,000                  776,937
US Oncology
      08-15-12               9.00               415,000                  434,713
                                                                    ------------
Total                                                                  9,127,726
--------------------------------------------------------------------------------

HOME CONSTRUCTION (1.4%)
DR Horton
   Sr Nts
      02-15-15               5.25               115,000                  102,735
K Hovnanian Enterprises
      05-15-16               7.50               455,000                  436,714

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
51 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Income Opportunities Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
HOME CONSTRUCTION (CONT.)
Meritage Homes
      03-15-15               6.25%         $    205,000             $    181,425
Meritage Homes
   Sr Nts
      05-01-14               7.00               650,000                  605,313
Standard-Pacific
   Sr Nts
      05-15-11               6.88                75,000                   70,969
      08-15-15               7.00               520,000                  470,600
                                                                    ------------
Total                                                                  1,867,756
--------------------------------------------------------------------------------

INDEPENDENT ENERGY (4.7%)
Chesapeake Energy
   Sr Nts
      09-15-13               7.50                20,000                   20,450
      06-15-14               7.50               225,000                  229,781
      08-15-14               7.00               230,000                  229,138
      06-15-15               6.38             1,275,000                1,201,687
Compton Petroleum Finance
      12-01-13               7.63               245,000(c,d)             238,875
      12-01-13               7.63               160,000(c)               156,000
Encore Acquisition
   Sr Sub Nts
      04-15-14               6.25               210,000                  192,675
      07-15-15               6.00               540,000                  481,950
EXCO Resources
      01-15-11               7.25               570,000                  555,750
Hilcorp Energy I LP/Finance
   Sr Nts
      11-01-15               7.75             1,145,000(d)             1,127,825
Pioneer Natural Resources
      05-01-18               6.88               450,000                  434,345
Pioneer Natural Resources
   Sr Nts
      07-15-16               5.88             1,240,000                1,127,031
VeraSun Energy
   Secured
      12-15-12               9.88               315,000(d)               338,625
                                                                    ------------
Total                                                                  6,334,132
--------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Denbury Resources
   Sr Sub Nts
      12-15-15               7.50               100,000                  101,500
MEDIA CABLE (2.8%)
Charter Communications Operating LLC/Capital
   Sr Nts
      04-30-12               8.00               200,000(d)               198,500
      04-30-14               8.38             1,320,000(d)             1,316,699
CSC Holdings
   Sr Nts
      07-15-08               7.25                75,000                   75,563
CSC Holdings
   Sr Nts Series B
      07-15-09               8.13               485,000                  497,125
      04-01-11               7.63               370,000                  371,850
DIRECTV Holdings LLC/Finance
      06-15-15               6.38                85,000                   79,900

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MEDIA CABLE (CONT.)
Echostar DBS
      10-01-14               6.63%         $    210,000             $    198,450
      02-01-16               7.13               675,000(d)               646,313
Echostar DBS
   Sr Nts
      10-01-11               6.38               185,000                  177,600
Quebecor Media
   Sr Nts
      03-15-16               7.75               210,000(c,d)             212,100
                                                                    ------------
Total                                                                  3,774,100
--------------------------------------------------------------------------------

MEDIA NON CABLE (8.6%)
Clear Channel Communications
      09-15-14               5.50               240,000                  219,545
      06-15-18               6.88               275,000                  264,572
Dex Media
      11-15-13               8.00             1,410,000                1,427,624
Dex Media West LLC/Finance
   Sr Sub Nts Series B
      08-15-13               9.88               374,000                  407,660
Dex Media
   (Zero coupon through 11-15-08,
   thereafter 9.00%)
      11-15-13               8.11               300,000(e)               252,000
Emmis Operating
   Sr Sub Nts
      05-15-12               6.88               510,000                  499,800
Entercom Radio LLC/Capital
      03-01-14               7.63               467,000                  469,335
Lamar Media
      01-01-13               7.25               510,000                  505,538
      08-15-15               6.63               860,000                  817,000
Liberty Media
      07-15-29               8.50               175,000                  171,324
Liberty Media
   Sr Nts
      05-15-13               5.70             1,190,000                1,093,599
LIN TV
   Series B
      05-15-13               6.50                60,000                   55,650
LIN TV
   Sr Sub Nts
      05-15-13               6.50               505,000                  468,388
MediaNews Group
   Sr Sub Nts
      10-01-13               6.88               397,000                  373,180
Radio One
      02-15-13               6.38               285,000                  266,475
Radio One
   Series B
      07-01-11               8.88               160,000                  167,200
Rainbow Natl Services LLC
   Sr Nts
      09-01-12               8.75               130,000(d)               137,800
Rainbow Natl Services LLC
   Sr Sub Deb
      09-01-14              10.38             1,025,000(d)             1,145,438
RH Donnelley
      12-15-12              10.88               250,000                  275,000

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MEDIA NON CABLE (CONT.)
RH Donnelley
   Sr Disc Nts
      01-15-13               6.88%         $    170,000(d)          $    154,700
Salem Communications
      12-15-10               7.75             1,349,000                1,348,999
Sinclair Broadcast Group
      03-15-12               8.00               265,000                  271,294
Sun Media
      02-15-13               7.63               800,000(c)               816,000
                                                                    ------------
Total                                                                 11,608,121
--------------------------------------------------------------------------------

METALS (0.2%)
California Steel Inds
   Sr Nts
      03-15-14               6.13               150,000                  141,750
Novelis
   Sr Nts
      02-15-15               8.00               150,000(c,d)             143,250
                                                                    ------------
Total                                                                    285,000
--------------------------------------------------------------------------------

OIL FIELD SERVICES (2.7%)
Bristow Group
      06-15-13               6.13             1,410,000                1,304,250
Chaparral Energy
   Sr Nts
      12-01-15               8.50               990,000(d)             1,002,375
Chart Inds
   Sr Sub Nts
      10-15-15               9.13               550,000(d)               581,625
Grant Prideco
   Sr Unsecured Series B
      08-15-15               6.13                40,000                   37,500
Pride Intl
   Sr Nts
      07-15-14               7.38               295,000                  301,638
Quicksilver Resources
      04-01-16               7.13               460,000                  439,300
                                                                    ------------
Total                                                                  3,666,688
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (5.1%)
Cardtronics
   Sr Sub Nts
      08-15-13               9.25               765,000(d)               759,263
Dow Jones CDX HY
      06-29-11               8.63             4,000,000(d)             3,954,999
Residential Capital
      02-22-11               6.00               435,000                  421,789
Residential Capital
   Sr Unsecured
      06-30-10               6.38             1,030,000                1,016,745
Triad Acquisition
   Sr Unsecured
   Series B
      05-01-13              11.13               845,000                  836,550
                                                                    ------------
Total                                                                  6,989,346
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
52 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Income Opportunities Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
PACKAGING (1.4%)
Ball
      12-15-12               6.88%         $  1,000,000             $    995,000
Owens-Brockway Glass Container
      05-15-11               7.75               620,000                  627,750
Plastipak Holdings
   Sr Nts
      12-15-15               8.50               150,000(d)               150,375
Silgan Holdings
   Sr Sub Nts
      11-15-13               6.75               150,000                  148,125
                                                                    ------------
Total                                                                  1,921,250
--------------------------------------------------------------------------------

PAPER (4.1%)
Boise Cascade LLC
      10-15-14               7.13               740,000                  669,700
Cascades
   Sr Nts
      02-15-13               7.25               550,000(c)               515,625
Crown Americas LLC/Capital
   Sr Nts
      11-15-13               7.63               225,000(d)               226,125
      11-15-15               7.75               250,000(d)               251,875
Georgia-Pacific
      06-15-15               7.70               616,000                  603,680
Georgia-Pacific
   1st Lien Term Loan
      02-17-12               6.75               299,250(f,g)             299,624
Georgia-Pacific
   2nd Lien Term Loan
      02-17-13               7.75             1,100,000(f,g)           1,114,321
Jefferson Smurfit US
      06-01-13               7.50               625,000                  562,500
JSG Funding
   Sr Nts
      10-01-12               9.63               535,000(c)               557,738
NewPage
   Secured
      05-01-12              10.00               305,000                  322,538
Smurfit-Stone Container Enterprises
   Sr Nts
      02-01-11               9.75               400,000                  413,000
                                                                    ------------
Total                                                                  5,536,726
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Elan Finance
      11-15-11               7.75               600,000(c)               585,000
--------------------------------------------------------------------------------

RETAILERS (4.3%)
AutoNation
      04-15-14               7.00             1,130,000(d)             1,124,350
General Nutrition Centers
      01-15-11               8.63               785,000                  796,775
Jean Coutu Group
   Sr Nts
      08-01-12               7.63               470,000(c)               457,075
Jean Coutu Group
   Sr Sub Nts
      08-01-14               8.50               300,000(c)               279,000

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
RETAILERS (CONT.)
NBTY
   Sr Sub Nts
      10-01-15               7.13%         $    515,000             $    491,825
Neiman-Marcus Group
      10-15-15              10.38               400,000(d)               421,000
Toys "R" Us
      10-15-18               7.38               110,000                   81,400
Toys "R" Us
   Term Loan
      08-21-06               9.86               600,000(f,g,h)           600,750
United Auto Group
      03-15-12               9.63             1,560,000                1,647,750
                                                                    ------------
Total                                                                  5,899,925
--------------------------------------------------------------------------------

TECHNOLOGY (1.2%)
Flextronics Intl
   Sr Sub Nts
      11-15-14               6.25               810,000(c)               769,500
SunGard Data Systems
   Sr Unsecured
      08-15-13               9.13               870,000(d)               912,413
                                                                    ------------
Total                                                                  1,681,913
--------------------------------------------------------------------------------

TOBACCO (0.4%)
Reynolds American
   Secured
      06-01-16               7.63               600,000(d)               593,410
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.2%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14               7.63               325,000(d)               326,625
      05-15-16               7.75               240,000(d)               241,800
Hertz
   Sr Nts
      01-01-14               8.88               755,000(d)               785,200
Hertz
   Sr Sub Nts
      01-01-16              10.50               283,000(d)               306,348
                                                                    ------------
Total                                                                  1,659,973
--------------------------------------------------------------------------------

WIRELESS (2.6%)
Centennial Communications/Cellular Operating LLC
   Sr Nts
      02-01-14               8.13               525,000                  530,250
Dobson Cellular Systems
   Secured
      11-01-11               8.38             1,350,000                1,402,312
Nextel Communications
   Sr Nts Series E
      10-31-13               6.88               140,000                  142,635
Rogers Wireless
   Secured
      12-15-10               8.04                40,000(c,f)              41,250
      05-01-11               9.63               185,000(c)               203,500
      12-15-12               7.25               150,000(c)               151,125
      03-01-14               6.38               160,000(c)               152,400

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                      COUPON          PRINCIPAL                 VALUE(a)
                             RATE             AMOUNT
WIRELESS (CONT.)
Rogers Wireless
   Sr Sub Nts
      12-15-12               8.00%         $    210,000(c)          $    216,038
Rural Cellular
   Secured
      03-15-12               8.25               650,000(d)               669,500
                                                                    ------------
Total                                                                  3,509,010
--------------------------------------------------------------------------------

WIRELINES (2.9%)
Cincinnati Bell
      07-15-13               7.25               110,000                  110,825
Citizens Communications
      05-15-11               9.25               100,000                  108,625
Citizens Communications
   Sr Nts
      01-15-13               6.25                45,000                   42,975
Embarq
      06-01-36               8.00               905,000                  909,510
GCI
   Sr Nts
      02-15-14               7.25               425,000                  418,625
Nordic Telephone Co Holdings
   Sr Nts
      05-01-16               8.88               200,000(c,d)             208,000
Qwest
      11-15-08               5.63                25,000                   24,563
      03-15-12               8.88               870,000                  933,074
Qwest Communications Intl
      02-15-14               7.50               250,000                  248,750
Qwest
   Sr Nts
      06-15-13               8.16                80,000(f)                86,300
Valor Telecommunications Enterprises LLC/Finance
      02-15-15               7.75               845,000                  870,350
                                                                    ------------
Total                                                                  3,961,597
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $126,990,070)                                                $125,438,697
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (9.9%)
--------------------------------------------------------------------------------
ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
      06-05-06               5.01%         $  2,000,000             $  1,998,608
Deer Valley Funding LLC
      06-19-06               5.03             5,100,000                5,086,488
Park Granada LLC
      06-01-06               5.09             3,400,000(i)             3,399,519
Preferred Receivables Funding
      06-27-06               5.05             3,000,000(i)             2,988,683
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $13,475,187)                                                 $ 13,473,298
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $140,465,257)(j)                                             $138,911,995
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
53 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Income Opportunities Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,010,000.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2006, the value of foreign securities represented 5.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $30,908,235 or 22.7% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                     ACQUISITION DATES                       COST
      --------------------------------------------------------------------------
      Toys "R" Us
          9.86% Term Loan 2006         01-06-06                        $599,811

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $6,388,202 or 4.7% of net assets.

(j) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $140,465,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $    496,000
      Unrealized depreciation                                        (2,049,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                  $ (1,553,000)
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
54 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- International Opportunity Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (99.3%)(C)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
AUSTRALIA (2.1%)
CAPITAL MARKETS (0.5%)

Macquarie Bank                                  129,823             $  6,300,391
--------------------------------------------------------------------------------

METALS & MINING (1.6%)
BHP Billiton                                    444,881                9,680,382
Newcrest Mining                                 252,107                3,769,163
Rio Tinto                                       132,787                7,820,979
                                                                    ------------
Total                                                                 21,270,524
--------------------------------------------------------------------------------

AUSTRIA (0.6%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen
   Sparkassen                                   136,814                7,803,753
--------------------------------------------------------------------------------

BELGIUM (0.4%)
BEVERAGES
InBev                                            98,967                4,757,818
--------------------------------------------------------------------------------

BRAZIL (0.4%)
COMMERCIAL BANKS
UNIBANCO - Uniao de Bancos Brasileiros ADR       73,772                4,708,867
--------------------------------------------------------------------------------

CANADA (1.6%)
DIVERSIFIED FINANCIAL SERVICES (0.4%)
TSX Group                                       120,000                4,881,947
--------------------------------------------------------------------------------

METALS & MINING (0.4%)
Falconbridge                                     95,000                4,723,256
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Petro-Canada                                    110,000                4,996,549
--------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Canadian Pacific Railway                        110,000                5,653,832
--------------------------------------------------------------------------------

CHINA (1.0%)
COMMERCIAL BANKS (0.3%)
Bank of China Series H                       11,786,000(b)             4,481,715
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
PetroChina Series H                           8,308,000                8,989,160
--------------------------------------------------------------------------------

DENMARK (0.4%)
INSURANCE
TrygVesta                                        76,003                4,557,576
--------------------------------------------------------------------------------

FINLAND (1.2%)
ELECTRIC UTILITIES (0.6%)
Fortum                                          333,800                8,309,476
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Neste Oil                                       223,832                7,583,511
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
FRANCE (12.0%)
AUTOMOBILES (0.5%)
Renault                                          51,479(e)          $  5,924,425
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
BNP Paribas                                      91,476(e)             8,533,850
Societe Generale                                 53,510                8,251,265
                                                                    ------------
Total                                                                 16,785,115
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
VINCI                                            75,041                6,900,283
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Imerys                                           62,740                5,033,435
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
ALSTOM                                          101,804(b)             8,652,473
Schneider Electric                               77,030                7,995,846
                                                                    ------------
Total                                                                 16,648,319
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Essilor Intl                                    109,987               11,076,738
--------------------------------------------------------------------------------

INSURANCE (2.7%)
Assurances Generales
   de France                                     73,000                8,840,360
AXA                                             742,293               25,830,344
                                                                    ------------
Total                                                                 34,670,704
--------------------------------------------------------------------------------

MACHINERY (0.5%)
Vallourec                                         5,421                6,805,038
--------------------------------------------------------------------------------

MEDIA (0.3%)
Vivendi                                         113,670                4,081,150
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Neopost                                          61,275                6,571,429
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Total                                           312,679               20,279,655
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.5%)
Sanofi-Aventis                                  202,693               19,123,997
--------------------------------------------------------------------------------

GERMANY (7.0%)
AIR FREIGHT & LOGISTICS (0.6%)
Deutsche Postbank                               110,839                7,775,539
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Continental                                      65,770                7,204,974
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                                   57,693                7,686,010
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
E.ON                                             64,631                7,486,179
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
GERMANY (CONT.)
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical
Care & Co                                        67,303             $  7,555,502
--------------------------------------------------------------------------------

INSURANCE (1.4%)
Allianz                                         119,469               18,541,410
--------------------------------------------------------------------------------

MACHINERY (0.7%)
MAN                                             120,636(e)             8,696,792
--------------------------------------------------------------------------------

SOFTWARE (0.6%)
SAP                                              37,162                7,827,928
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
Hypo Real Estate Holding                        206,751               13,051,029
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Fraport                                          56,243(e)             3,860,128
--------------------------------------------------------------------------------

GREECE (0.7%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                           307,312                8,740,922
--------------------------------------------------------------------------------

HONG KONG (2.4%)
DISTRIBUTORS (0.4%)
Li & Fung                                     2,670,800                5,470,548
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
Cheung Kong Holdings                            429,000                4,630,001
China Overseas
   Land & Investment                          6,378,000                3,716,836
New World Development                         4,033,400                6,456,088
Sun Hung Kai Properties                         381,000                3,936,576
                                                                    ------------
Total                                                                 18,739,501
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Esprit Holdings                                 815,000                6,552,383
--------------------------------------------------------------------------------

HUNGARY (0.4%)
PHARMACEUTICALS
Gedeon Richter ADR                               25,492(d,g)           4,984,599
--------------------------------------------------------------------------------

IRELAND (0.6%)
CONSTRUCTION MATERIALS
CRH                                             219,244                7,382,010
--------------------------------------------------------------------------------

ITALY (5.3%)
COMMERCIAL BANKS (2.1%)
Banca Popolare di Milano                        490,282                6,136,960
Sanpaolo IMI                                    344,330(e)             6,150,375
UniCredito Italiano                           1,932,959               14,731,670
                                                                    ------------
Total                                                                 27,019,005
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Saipem                                          593,713               13,953,210
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
55 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- International Opportunity Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
ITALY (CONT.)
FOOD & STAPLES RETAILING (0.5%)
Parmalat                                      2,005,154(b)          $  6,193,618
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Eni                                             686,334               20,693,672
--------------------------------------------------------------------------------

JAPAN (24.9%)
AUTO COMPONENTS (0.3%)
Toyota Inds                                      98,300             $  3,993,551
--------------------------------------------------------------------------------

AUTOMOBILES (2.2%)
Honda Motor                                     149,600                9,864,527
Toyota Motor                                    341,100               18,252,751
                                                                    ------------
Total                                                                 28,117,278
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Asahi Glass                                     610,000                8,119,735
Daikin Inds                                      93,100                3,058,383
                                                                    ------------
Total                                                                 11,178,118
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)

Mitsubishi UFJ Securities                       271,000                3,824,761
Nomura Holdings                                 370,000                7,285,657
Tokai Tokyo Securities                          719,000                4,665,305
                                                                    ------------
Total                                                                 15,775,723
--------------------------------------------------------------------------------

CHEMICALS (1.7%)

Showa Denko                                   1,641,000                7,030,751
Sumitomo Chemical                               964,000                8,310,854
UBE Inds                                      2,239,000                6,903,208
                                                                    ------------
Total                                                                 22,244,813
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
Bank of Yokohama                                537,000                3,836,293
Mitsubishi UFJ
   Financial Group                                1,555               21,366,814
Mizuho Financial Group                            1,781               14,486,396
                                                                    ------------
Total                                                                 39,689,503
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Toppan Printing                                 556,000                6,984,032
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Okumura                                       1,033,000                5,756,296
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
Japan Cash Machine                              199,400                3,605,023
Matsushita Electric Works                       610,000                7,072,679
                                                                    ------------
Total                                                                 10,677,702
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Arisawa Mfg                                     265,600                5,627,817
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Seven-I Holdings                                140,700                4,873,732
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Nichii Gakkan                                   160,200                3,271,455
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
JAPAN (CONT.)
HOUSEHOLD DURABLES (1.7%)
Daito Trust Construction                        129,900             $  7,096,718
Sekisui Chemical                                782,000                6,656,960
Sharp                                           466,000                7,779,749
                                                                    ------------
Total                                                                 21,533,427
--------------------------------------------------------------------------------

INSURANCE (0.7%)
T&D Holdings                                    134,750                9,423,395
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
Rakuten                                           7,432                5,278,807
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
eAccess                                           8,936(e)             5,400,386
--------------------------------------------------------------------------------

MACHINERY (1.0%)
AMADA                                           695,000                7,090,091
SMC                                              26,200                3,662,618
Takuma                                          335,000                2,434,285
                                                                    ------------
Total                                                                 13,186,994
--------------------------------------------------------------------------------

METALS & MINING (1.5%)
Mitsui Mining & Smelting                      1,337,000                8,680,645
Nippon Steel                                  2,894,000               10,868,916
                                                                    ------------
Total                                                                 19,549,561
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Mitsukoshi                                      751,000                3,889,635
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.8%)
Canon                                           204,000               14,280,466
Ricoh                                           426,000                8,346,579
                                                                    ------------
Total                                                                 22,627,045
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.2%)
Nippon Mining Holdings                          873,000                7,675,656
Nippon Oil                                      991,000                7,276,995
                                                                    ------------
Total                                                                 14,952,651
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Takeda Pharmaceutical                           207,500               13,442,540
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Mitsui Fudosan                                  225,000                4,622,777
TOC                                           1,186,750                6,435,021
                                                                    ------------
Total                                                                 11,057,798
--------------------------------------------------------------------------------

SOFTWARE (0.4%)
Nintendo                                         32,500                5,477,052
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Komeri                                          203,400                7,054,832
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
ONWARD Kashiyama                                287,000                4,231,118
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.5%)
Mitsubishi Logistics                            401,000                6,078,379
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
MEXICO (1.0%)
FOOD & STAPLES RETAILING (0.5%)
Wal-Mart de
   Mexico Series V                            2,280,325             $  6,232,781
--------------------------------------------------------------------------------

MEDIA (0.5%)
Grupo Televisa ADR                              348,364                6,406,414
--------------------------------------------------------------------------------

NETHERLANDS (2.2%)
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep                                       332,119               13,009,609
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Royal Numico                                    148,712                6,605,513
--------------------------------------------------------------------------------

MEDIA (0.3%)
Reed Elsevier                                   281,118                4,094,967
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Royal Dutch Shell Series A                      144,055                4,774,038
--------------------------------------------------------------------------------

RUSSIA (0.5%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                     161,379                6,890,883
--------------------------------------------------------------------------------

SINGAPORE (0.9%)
HOTELS, RESTAURANTS & LEISURE (0.4%)
City Developments                               875,200                5,221,014
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                          672,000                5,759,329
--------------------------------------------------------------------------------

SOUTH AFRICA (2.1%)
COMMERCIAL BANKS (0.5%)
ABSA Group                                      369,190                6,102,165
--------------------------------------------------------------------------------

METALS & MINING (1.6%)
Anglo American                                  268,245               10,780,543
Impala Platinum Holdings                         61,482               10,357,199
                                                                    ------------
Total                                                                 21,137,742
--------------------------------------------------------------------------------

SOUTH KOREA (1.8%)
COMMERCIAL BANKS (1.1%)
Kookmin Bank                                     68,930                5,579,651
Shinhan Financial Group                         188,060                8,617,343
                                                                    ------------
Total                                                                 14,196,994
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Samsung Electronics                              14,840                9,553,342
--------------------------------------------------------------------------------

SPAIN (2.0%)
COMMERCIAL BANKS (1.4%)
Banco Bilbao Vizcaya Argentaria                 885,931               18,371,425
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Inditex                                         199,286                7,902,616
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
56 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- International Opportunity Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
SWEDEN (0.7%)
BUILDING PRODUCTS
ASSA ABLOY Cl B                                 505,600           $    8,956,729
--------------------------------------------------------------------------------

SWITZERLAND (8.7%)
CAPITAL MARKETS (3.2%)
Julius Baer Holding                              92,106                8,150,317
UBS                                             285,199               32,320,148
                                                                    ------------
Total                                                                 40,470,465
--------------------------------------------------------------------------------

CHEMICALS (0.7%)
Syngenta                                         60,779(b)             8,362,174
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Nobel Biocare Holding                            27,326                6,630,972
--------------------------------------------------------------------------------

METALS & MINING (1.1%)
Xstrata                                         370,494               14,762,492
--------------------------------------------------------------------------------

PHARMACEUTICALS (3.2%)
Novartis                                        252,214               13,987,174
Roche Holding                                   172,808               26,925,170
                                                                    ------------
Total                                                                 40,912,344
--------------------------------------------------------------------------------

TAIWAN (1.0%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan
   Semiconductor Mfg                          6,536,402               12,275,003
--------------------------------------------------------------------------------

TURKEY (0.4%)
COMMERCIAL BANKS
Akbank ADR                                      402,145(d,g)           4,758,220
--------------------------------------------------------------------------------

UNITED KINGDOM (17.0%)
AEROSPACE & DEFENSE (0.9%)
Rolls-Royce Group                             1,549,783(b)            11,977,090
Rolls-Royce Group
   Series B                                  83,378,325                  160,604
                                                                    ------------
Total                                                                 12,137,694
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
Alliance & Leicester                            319,022                7,030,503
Barclays                                        886,189               10,250,044
Standard Chartered                              935,458               22,959,781
                                                                    ------------
Total                                                                 40,240,328
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
UNITED KINGDOM (CONT.)
CONSTRUCTION MATERIALS (0.6%)
Hanson                                          672,562           $    8,219,818
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
British Energy Group                            495,712(b)             6,425,030
Drax Group                                      552,150(b)             8,543,311
                                                                  --------------
Total                                                                 14,968,341
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Tesco                                         3,116,347               18,686,666
Wm Morrison
   Supermarkets                               2,962,496               10,851,098
                                                                  --------------
Total                                                                 29,537,764
--------------------------------------------------------------------------------

INSURANCE (1.9%)
Friends Provident                             1,696,476                5,631,339
Legal & General Group                         4,454,548               10,674,085
Resolution                                      429,218                5,508,304
Royal & SunAlliance
   Insurance Group                            1,287,826                3,096,920
                                                                  --------------
Total                                                                 24,910,648
--------------------------------------------------------------------------------

METALS & MINING (0.3%)
Corus Group                                     578,808                4,239,053
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Marks & Spencer Group                           978,847                9,944,839
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.8%)
BG Group                                      1,816,755               24,183,804
BP                                            1,984,599               23,393,377
                                                                  --------------
Total                                                                 47,577,181
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
GlaxoSmithKline                                 208,528                5,766,765
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Carphone
   Warehouse Group                            1,452,197                8,810,805
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Wolseley                                        221,026                5,143,060
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.5%)
BAA                                             399,609                6,519,992
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,031,245,988)                                            $1,275,110,781
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIGHTS (--%)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
FRANCE
Arkema                                           81,122             $    287,918
--------------------------------------------------------------------------------

TOTAL RIGHTS
(Cost: $--)                                                         $    287,918
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.3%)(F)
--------------------------------------------------------------------------------
ISSUER                     EFFECTIVE          AMOUNT                    VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Citibank Credit Card Dakota Nts
      06-12-06               5.02%         $ 15,000,000(h)        $   14,974,950
Deutsche Bank
      06-01-06               5.00            20,000,000               19,997,223
Gemini Securitization
      06-01-06               5.07             7,400,000(h)             7,398,958
                                                                  --------------
Total                                                                 42,371,131
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $42,377,038)                                               $   42,371,131
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,073,623,026)(i)                                         $1,317,769,830
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
57 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- International Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $9,742,819 or 0.8% of net assets.

(e)   At May 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in Short-Term Securities and represents 2.6% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(g)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                     ACQUISITION DATES                       COST
      --------------------------------------------------------------------------
      Akbank ADR*                12-7-05 thru 12-09-05               $6,188,596
      Gedeon Richter ADR*        04-18-05 thru 04-20-05               5,393,916

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $22,373,908 or 1.7% of net assets.

(i) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $1,073,623,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 259,281,000
      Unrealized depreciation                                       (15,134,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 244,147,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
58 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Large Cap Equity Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (96.7%)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
AEROSPACE & DEFENSE (3.1%)
Boeing                                          330,875             $ 27,545,344
DRS Technologies                                 13,283                  707,453
General Dynamics                                100,275                6,381,501
Goodrich                                        256,008               10,913,621
Honeywell Intl                                  809,834               33,348,963
Lockheed Martin                                 263,414               19,094,881
Northrop Grumman                                177,386               11,473,326
United Technologies                             223,528               13,974,971
                                                                    ------------
Total                                                                123,440,060
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                       56,766                4,572,501
--------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                             199,005(b)             5,856,717
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                              7,398                   84,189
Goodyear Tire & Rubber                           21,167(b)               269,244
Johnson Controls                                 23,043                1,962,573
                                                                    ------------
Total                                                                  2,316,006
--------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor                                      222,325                1,591,847
General Motors                                  150,278                4,046,986
Harley-Davidson                                  33,167                1,653,375
                                                                    ------------
Total                                                                  7,292,208
--------------------------------------------------------------------------------

BEVERAGES (1.7%)
Anheuser-Busch Companies                         89,856                4,101,028
Brown-Forman Cl B                                 9,798                  747,587
Coca-Cola                                       453,553               19,969,939
Coca-Cola Enterprises                            35,081                  689,692
Constellation Brands Cl A                        23,067(b)               569,755
Molson Coors Brewing Cl B                         6,878                  445,557
Pepsi Bottling Group                             15,775                  494,389
PepsiCo                                         683,368               41,316,429
                                                                    ------------
Total                                                                 68,334,376
--------------------------------------------------------------------------------

BIOTECHNOLOGY (1.8%)
Amgen                                           543,156(b)            36,711,913
Biogen Idec                                     303,862(b)            14,169,085
Genentech                                       142,209(b)            11,797,659
Gilead Sciences                                 109,941(b)             6,302,918
MedImmune                                        36,899(b)             1,174,126
                                                                    ------------
Total                                                                 70,155,701
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American
   Standard Companies                            32,535                1,382,412
Masco                                           128,664                3,991,157
                                                                    ------------
Total                                                                  5,373,569
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
CAPITAL MARKETS (2.6%)
Bank of New York                                349,521             $ 11,614,583
BlackRock Cl A                                   42,895                5,747,930
Franklin Resources                              169,208               15,220,260
Investors Financial Services                     67,117                2,935,698
KKR Private Equity
   Investors LP Unit                            195,617(b)             4,708,501
Legg Mason                                        6,771                  649,542
Lehman Brothers Holdings                        311,586               20,754,743
Merrill Lynch & Co                              144,024               10,428,778
Morgan Stanley                                  362,411               21,606,943
Natl Financial Partners                         110,600                4,960,410
State Street                                    100,028                6,211,739
                                                                    ------------
Total                                                                104,839,127
--------------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                         25,136                1,630,070
Dow Chemical                                    395,152               15,754,710
Eastman Chemical                                 62,331                3,514,222
Ecolab                                           21,490                  831,878
EI du Pont de
   Nemours & Co                                 106,116                4,513,113
Engelhard                                        14,091                  548,563
Hercules                                         14,053(b)               217,400
Intl Flavors & Fragrances                         9,509                  338,425
Lyondell Chemical                               133,682                3,235,104
Monsanto                                         32,858                2,765,329
PPG Inds                                         19,838                1,276,377
Praxair                                          37,885                1,996,540
Rohm & Haas                                      17,431                  878,697
RPM Intl                                         78,444                1,461,412
Sigma-Aldrich                                     7,848                  544,808
                                                                    ------------
Total                                                                 39,506,648
--------------------------------------------------------------------------------

COMMERCIAL BANKS (5.0%)
Bank of America                               1,960,442               94,885,393
Bank of China Series H                          240,000(b,c)              91,262
Commerce Bancorp                                190,977                7,503,486
ICICI Bank ADR                                   21,129(c)               562,031
PNC Financial
   Services Group                               236,378               16,288,808
US Bancorp                                      411,832               12,713,254
Wachovia                                        423,652               22,665,382
Wells Fargo & Co                                700,723               46,506,986
                                                                    ------------
Total                                                                201,216,602
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste Inds                                24,214(b)               288,873
Apollo Group Cl A                                17,342(b)               907,160
Avery Dennison                                   35,681                2,119,095
Cendant                                         507,010                8,198,351
Cintas                                           16,604                  703,345
Monster Worldwide                                14,511(b)               709,153
Robert Half Intl                                 20,314                  833,687
Waste Management                                 62,287                2,280,950
                                                                    ------------
Total                                                                 16,040,614
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
COMMUNICATIONS EQUIPMENT (4.9%)
Alcatel                                         842,828(b,c)        $ 11,194,186
CBS Cl B                                        217,978                5,647,810
Cisco Systems                                 3,818,994(b)            75,157,801
Corning                                         189,285(b)             4,590,161
Investcom LLC GDR                               329,980(b,c)           6,187,125
Juniper Networks                                164,063(b)             2,613,524
Lucent Technologies                          15,431,767(b)            39,351,006
Motorola                                      1,902,792               40,129,883
Nortel Networks                               4,244,639(b,c)          10,102,241
Sonus Networks                                  164,100(b)               764,706
                                                                    ------------
Total                                                                195,738,443
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.8%)
Apple Computer                                   69,624(b)             4,161,426
Dell                                          1,124,931(b)            28,550,749
EMC                                           1,173,886(b)            15,025,741
Hewlett-Packard                               1,057,286               34,234,921
Intl Business Machines                          330,624               26,416,858
SanDisk                                          27,378(b)             1,540,560
Sun Microsystems                                406,361(b)             1,893,642
                                                                    ------------
Total                                                                111,823,897
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                 11,793                  920,444
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.3%)
American Express                                363,383               19,753,500
Capital One Financial                           307,619               25,461,624
SLM                                              89,197                4,795,231
                                                                    ------------
Total                                                                 50,010,355
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                             12,551                  469,658
Bemis                                            12,249                  372,370
Pactiv                                           17,040(b)               420,377
Sealed Air                                        9,389                  484,191
Temple-Inland                                   134,721                5,794,350
                                                                    ------------
Total                                                                  7,540,946
--------------------------------------------------------------------------------

DISTRIBUTORS (0.0%)
Genuine Parts                                    20,450                  880,577
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.7%)
Citigroup                                     1,430,031               70,500,528
Consumer Discretionary
   Select Sector SPDR Fund                       52,851                1,771,566
iShares Dow Jones
   US Healthcare
   Sector Index Fund                                  1                       60
JPMorgan Chase & Co                             776,286               33,100,835
Materials Select Sector
   SPDR Trust                                    85,407                2,745,835
                                                                    ------------
Total                                                                108,118,824
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
59 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Large Cap Equity Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
AT&T                                            383,726             $  9,999,900
BellSouth                                       733,730               24,778,062
Chunghwa Telecom ADR                            199,179(c)             4,081,178
Citizens Communications                         112,367                1,424,814
Embarq                                          686,793(b)            28,618,648
FastWeb                                          43,724(b,c)           2,159,149
Qwest Communications Intl                       432,630(b)             3,032,736
Sprint Nextel                                 6,353,739              134,762,804
Verizon Communications                          653,508               20,395,985
                                                                    ------------
Total                                                                229,253,276
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                                 18,557(b)               676,588
Ameren                                           23,614                1,168,657
American Electric Power                          45,584                1,562,164
CenterPoint Energy                               35,592                  426,748
Consolidated Edison                              28,392                1,252,087
DTE Energy                                       20,172                  815,352
Edison Intl                                      37,824                1,484,214
Entergy                                         126,435                8,864,358
Exelon                                          270,508               15,313,458
FirstEnergy                                      38,614                2,024,146
FPL Group                                        84,902                3,381,647
PG&E                                             39,266                1,558,075
Pinnacle West Capital                            11,385                  448,455
PPL                                             177,969                5,298,137
Progress Energy                                  29,330                1,233,033
Southern                                        291,385                9,315,578
TECO Energy                                      24,316                  365,226
TXU                                              55,636                3,187,943
Xcel Energy                                     189,443                3,555,845
                                                                    ------------
Total                                                                 61,931,711
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
American Power Conversion                        23,202                  456,615
Cooper Inds Cl A                                 10,639                  947,509
Emerson Electric                                 46,564                3,842,462
Rockwell Automation                              20,066                1,370,106
                                                                    ------------
Total                                                                  6,616,692
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                             46,417(b)             1,619,489
Flextronics Intl                                376,719(b,c)           4,241,856
Tektronix                                         9,400                  292,904
                                                                    ------------
Total                                                                  6,154,249
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes                                     56,531                4,878,625
Cameron Intl                                     52,400(b)             2,457,560
Halliburton                                     178,641               13,324,832
Natl Oilwell Varco                               62,451(b)             4,125,513
Schlumberger                                    205,133               13,450,571
TODCO Cl A                                       16,775                  740,952
Transocean                                       29,059(b)             2,364,531
Weatherford Intl                                177,236(b)             9,223,361
                                                                    ------------
Total                                                                 50,565,945
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
FOOD & STAPLES RETAILING (1.3%)
CVS                                             328,928             $  9,177,091
Safeway                                         991,410               23,377,448
SYSCO                                            71,818                2,196,194
Wal-Mart Stores                                 349,879               16,951,638
Whole Foods Market                               16,095                1,046,175
                                                                    ------------
Total                                                                 52,748,546
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                           72,084                2,996,532
Cadbury Schweppes                               487,718(c)             4,665,294
Campbell Soup                                    92,274                3,247,122
ConAgra Foods                                    60,108                1,358,441
Dean Foods                                       15,921(b)               568,380
General Mills                                   191,056                9,913,896
Hershey                                          47,292                2,691,388
HJ Heinz                                         39,155                1,658,214
Kellogg                                         433,564               20,420,864
McCormick & Co                                   15,435                  531,736
Sara Lee                                         88,899                1,508,616
Tyson Foods Cl A                                 29,146                  466,627
WM Wrigley Jr                                    25,755                1,177,519
                                                                    ------------
Total                                                                 51,204,629
--------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
KeySpan                                          20,297                  812,489
Nicor                                             5,054                  207,113
NiSource                                         30,327                  660,219
ONEOK                                           140,419                4,716,674
Peoples Energy                                    4,379                  164,300
                                                                    ------------
Total                                                                  6,560,795
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Bausch & Lomb                                    28,137                1,382,934
Baxter Intl                                     212,974                8,029,120
Boston Scientific                             2,717,449(b)            56,196,844
Fisher Scientific Intl                           14,185(b)             1,053,236
Medtronic                                       307,283               15,514,719
PerkinElmer                                     283,882                5,921,779
St. Jude Medical                                 42,236(b)             1,440,248
Stryker                                          88,190                3,871,541
                                                                    ------------
Total                                                                 93,410,421
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna                                            89,512                3,442,632
AMERIGROUP                                       40,720(b)             1,168,664
Cardinal Health                                 430,937               28,833,994
CIGNA                                           163,571               15,169,575
Community Health Systems                         50,930(b)             1,920,061
HCA                                             205,006                9,112,517
HealthSouth                                      84,312(b)               368,022
Humana                                          143,879(b)             7,284,594
IMS Health                                       19,639                  529,860
Magellan Health Services                         86,872(b)             3,513,972
McKesson                                         67,352                3,333,924
Medco Health Solutions                           67,062(b)             3,614,642
UnitedHealth Group                            1,016,152               44,670,041
Universal Health
   Services Cl B                                 18,856                  957,131
                                                                    ------------
Total                                                                123,919,629
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
HOTELS, RESTAURANTS & LEISURE (0.5%)
Carnival Unit                                    51,101             $  2,039,441
Harrah's Entertainment                           29,962                2,278,310
Kerzner Intl                                     67,298(b,c)           5,336,058
Marriott Intl Cl A                               91,052                6,585,791
McDonald's                                       94,115(e)             3,121,795
Orient-Express
   Hotels Series A                               21,438(c)               822,362
                                                                    ------------
Total                                                                 20,183,757
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Centex                                           15,457                  737,144
DR Horton                                        33,260                  876,734
Fortune Brands                                   17,110                1,266,140
Harman Intl Inds                                 54,172                4,589,994
KB HOME                                           9,857                  504,678
Leggett & Platt                                  21,473                  545,199
Newell Rubbermaid                                31,384                  830,421
Pulte Homes                                      25,553                  829,706
Snap-On                                           6,899                  288,930
Stanley Works                                     8,555                  415,345
Whirlpool                                         8,931                  803,076
                                                                    ------------
Total                                                                 11,687,367
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.3%)
Clorox                                           17,586                1,111,259
Colgate-Palmolive                               321,472               19,397,620
Kimberly-Clark                                   53,138                3,223,882
Procter & Gamble                                946,642               51,355,329
Spectrum Brands                               1,147,303(b)            17,783,197
                                                                    ------------
Total                                                                 92,871,287
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
AES                                              74,296(b)             1,367,046
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
General Electric                              2,909,283               99,672,035
Tyco Intl                                       369,753(c)            10,024,004
                                                                    ------------
Total                                                                109,696,039
--------------------------------------------------------------------------------

INSURANCE (4.1%)
ACE                                             445,778(c)            23,077,927
American Intl Group                           1,317,009               80,074,147
Aon                                             174,334                6,215,007
Arch Capital Group                              120,084(b,c)           6,892,822
Aspen Insurance Holdings                        506,009(c)            10,965,215
Chubb                                           206,938               10,456,577
Endurance
   Specialty Holdings                            64,341(c)             1,965,618
Hartford Financial
   Services Group                               127,585               11,219,825
Max Re Capital                                  308,822(c)             7,411,728
Prudential Financial                             37,321                2,841,994
XL Capital Cl A                                  41,322(c)             2,614,856
                                                                    ------------
Total                                                                163,735,716
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                       40,812(b)             1,412,503
eBay                                            174,607(b)             5,728,856
                                                                    ------------
Total                                                                  7,141,359
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
60 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Large Cap Equity Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
INTERNET SOFTWARE & SERVICES (0.4%)
Google Cl A                                      30,521(b)          $ 11,348,318
Yahoo!                                          153,563(b)             4,851,055
                                                                    ------------
Total                                                                 16,199,373
--------------------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer
   Services Cl A                                152,061(b)             7,590,885
Automatic Data Processing                       208,061                9,460,533
Computer Sciences                                35,861(b)             2,017,181
First Data                                      292,432               13,484,039
Fiserv                                            7,970(b)               343,906
Ness Technologies                                42,731(b,c)             466,195
Patni Computer
   Systems ADR                                   57,051(b,c)             895,701
Paychex                                          20,453                  750,830
Satyam Computer
   Services ADR                                  22,003(c)               707,837
                                                                    ------------
Total                                                                 35,717,107
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                    32,495                  783,454
Mattel                                           73,420                1,234,191
                                                                    ------------
Total                                                                  2,017,645
--------------------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                                     171,393(e)            12,503,118
Danaher                                          28,061                1,798,991
Deere & Co                                       59,538                5,096,453
Dover                                            24,531                1,198,094
Eaton                                            17,207                1,265,403
Flowserve                                        47,454(b)             2,523,604
Illinois Tool Works                             109,435                5,433,448
Ingersoll-Rand Cl A                             108,021(c)             4,710,796
ITT Inds                                         37,609                1,961,309
Navistar Intl                                     7,487(b)               199,004
Pall                                             14,418                  433,838
Parker Hannifin                                  13,955                1,088,769
                                                                    ------------
Total                                                                 38,212,827
--------------------------------------------------------------------------------

MEDIA (8.5%)
Cablevision Systems Cl A                        414,986                8,158,625
Clear Channel
   Communications                               101,238                3,118,130
Comcast Cl A                                    983,034(b)            31,584,882
Comcast Special Cl A                            390,892(b)            12,508,544
EchoStar
   Communications Cl A                          275,021(b)             8,231,379
EW Scripps Cl A                                  12,300                  569,244
Liberty Global Cl A                           1,269,527(b)            29,110,254
Liberty Global Series C                         422,568(b)             9,364,107
Liberty Media Holding -
   Capital Series A                              34,677(b,d)           2,759,249
Liberty Media Holding -
   Interactive Cl A                             173,383(b,d)           3,113,959
News Corp Cl A                                2,182,635               41,622,849
NTL                                           4,234,788              112,984,145
Time Warner                                   1,061,056               18,260,774
Viacom Cl B                                     503,136(b)            18,993,384

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
MEDIA (CONT.)
Vivendi                                         773,499(c)          $ 27,771,313
Walt Disney                                     308,440                9,407,420
WorldSpace Cl A                                 160,193(b)               759,315
                                                                    ------------
Total                                                                338,317,573
--------------------------------------------------------------------------------

METALS & MINING (0.8%)
Alcan                                            59,369(c)             3,107,967
Alcoa                                           154,745(e)             4,908,511
Allegheny Technologies                           10,705                  681,159
Coeur d'Alene Mines                           1,567,210(b)             7,491,264
Freeport-McMoRan
   Copper & Gold Cl B                            23,384                1,309,270
Newmont Mining                                  224,589               11,712,317
Nucor                                            18,337                1,930,336
Ternium ADR                                      14,043(b,c)             328,606
                                                                    ------------
Total                                                                 31,469,430
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Dollar General                                   36,873                  601,030
Federated
   Department Stores                            212,312               15,462,683
JC Penney                                        85,556                5,198,383
Kohl's                                          119,596(b)             6,421,109
Nordstrom                                        81,638                3,006,728
Target                                          480,666               23,514,180
                                                                    ------------
Total                                                                 54,204,113
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
CMS Energy                                       25,360(b)               325,622
Constellation Energy Group                       19,841                1,025,780
Dominion Resources                              176,477               12,808,702
Duke Energy                                     142,259                4,014,549
Dynegy Cl A                                      34,154(b)               180,333
Public Service
   Enterprise Group                              29,288                1,866,524
Sempra Energy                                    29,886                1,343,973
                                                                    ------------
Total                                                                 21,565,483
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.8%)
Anadarko Petroleum                               82,781                4,111,732
Apache                                           70,312                4,561,843
Ashland                                           8,541                  533,813
BP ADR                                          116,567(c)             8,241,287
Chevron                                         740,392               44,268,038
ConocoPhillips                                  723,906               45,816,011
Devon Energy                                     88,733                5,089,725
El Paso                                          77,108                1,200,572
Exxon Mobil                                   2,080,741              126,737,933
Hess                                             31,403                4,710,450
Kerr-McGee                                       40,157                4,290,775
Kinder Morgan                                    12,375                1,243,440
Marathon Oil                                     44,998                3,377,100
Murphy Oil                                       21,059                1,110,441
Newfield Exploration                             79,771(b)             3,408,615
Occidental Petroleum                             75,673                7,498,438
Royal Dutch Shell ADR                            62,545(c)             4,147,359
Williams Companies                               68,605                1,550,473
                                                                    ------------
Total                                                                271,898,045
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
PAPER & FOREST PRODUCTS (0.4%)
Bowater                                          82,850             $  1,917,149
Intl Paper                                      185,795                6,313,314
Louisiana-Pacific                                12,659                  307,107
MeadWestvaco                                     21,616                  592,278
Weyerhaeuser                                    116,375                7,443,346
                                                                    ------------
Total                                                                 16,573,194
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                    8,812                  409,846
Avon Products                                    52,171                1,653,821
Estee Lauder
   Companies Cl A                                13,942                  570,785
                                                                    ------------
Total                                                                  2,634,452
--------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
AstraZeneca                                     211,507(c)            11,180,206
Bristol-Myers Squibb                          1,741,367               42,750,561
Eli Lilly & Co                                  125,523                6,482,008
GlaxoSmithKline ADR                              69,349(c)             3,835,000
Johnson & Johnson                               253,176               15,246,259
Merck & Co                                      602,816               20,067,745
Novartis ADR                                    257,926(c)            14,309,734
Pfizer                                        4,340,858              102,704,701
Roche Holding                                    49,183(c)             7,663,190
Schering-Plough                               1,100,383               20,973,300
Teva Pharmaceutical
   Inds ADR                                     295,917(c)            10,774,338
Watson Pharmaceuticals                          145,365(b)             3,682,095
Wyeth                                            45,183                2,066,670
                                                                    ------------
Total                                                                261,735,807
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Apartment Investment &
   Management Cl A                               59,260                2,562,995
Archstone-Smith Trust                            25,466                1,231,281
Equity Office Properties Trust                  128,581                4,326,751
Equity Residential                               33,461                1,475,630
HomeBanc                                        407,124                3,175,567
Plum Creek Timber                                21,876                  782,067
ProLogis                                         29,040                1,436,028
Public Storage                                    9,499                  680,888
Vornado Realty Trust                             14,008                1,259,179
                                                                    ------------
Total                                                                 16,930,386
--------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                              31,507                2,108,448
Norfolk Southern                                 67,675                3,570,533
                                                                    ------------
Total                                                                  5,678,981
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Agere Systems                                    82,977(b)             1,237,187
Analog Devices                                   87,795                2,961,325
Applied Materials                               237,825                4,021,621
ASML Holding                                    128,208(b,c)           2,607,751
Atmel                                            41,232(b)               197,914
Broadcom Cl A                                    47,824(b)             1,616,929
Credence Systems                                 93,875(b)               428,070
Cypress Semiconductor                           218,313(b)             3,313,991
Freescale
   Semiconductor Cl A                           779,509(b)            24,032,262

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
61 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Large Cap Equity Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Freescale
   Semiconductor Cl B                           278,949(b)          $  8,705,998
Infineon Technologies ADR                       139,732(b,c)           1,588,753
Integrated
   Device Technology                          1,199,158(b)            17,195,926
Intel                                         1,058,819               19,079,918
Maxim Integrated Products                        47,975                1,474,272
Texas Instruments                               291,868                9,115,038
                                                                    ------------
Total                                                                 97,576,955
--------------------------------------------------------------------------------

SOFTWARE (2.4%)
Activision                                       64,422(b)               841,996
Adobe Systems                                   251,883(b)             7,211,410
BEA Systems                                     155,100(b)             2,103,156
Cadence Design Systems                          340,455(b)             6,141,808
Compuware                                       408,260(b)             3,004,794
Mercury Interactive                              73,852(b)             2,618,423
Microsoft                                     2,496,940               56,555,691
Oracle                                          702,919(b)             9,995,508
Symantec                                        350,749(b)             5,471,684
TIBCO Software                                  457,935(b)             3,512,361
                                                                    ------------
Total                                                                 97,456,831
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
AutoNation                                       21,209(b)               460,023
AutoZone                                          6,389(b)               579,674
Best Buy                                         76,656                4,062,768
Home Depot                                      330,385               12,594,276
Lowe's Companies                                 94,584                5,890,692
Office Depot                                     36,181(b)             1,504,044
OfficeMax                                         8,269                  341,758
RadioShack                                       15,885                  267,186
Sherwin-Williams                                 13,319                  644,240
Staples                                          85,722                2,013,610
TJX Companies                                    57,211                1,356,473
Urban Outfitters                                258,962(b)             4,808,924
                                                                    ------------
Total                                                                 34,523,668
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                            31,063(b)        $      903,312
Jones Apparel Group                              13,365                  433,561
Liz Claiborne                                    12,544                  485,076
Nike Cl B                                        21,895                1,758,388
VF                                                9,895                  622,692
                                                                  --------------
Total                                                                  4,203,029
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.2%)
Countrywide Financial                           951,858               36,437,124
Fannie Mae                                      559,633               27,841,742
Freddie Mac                                     332,361               19,954,954
Washington Mutual                                67,790                3,112,239
                                                                  --------------
Total                                                                 87,346,059
--------------------------------------------------------------------------------

TOBACCO (1.8%)
Altria Group                                    963,903               69,738,382
Reynolds American                                 9,857                1,083,679
UST                                              19,007                  836,498
                                                                  --------------
Total                                                                 71,658,559
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.7%)
ALLTEL                                          913,781               56,517,356
Hutchison Telecommunications
   Intl ADR                                     282,474(b,c)           6,779,376
Motient                                          67,527(b)             1,191,176
NeuStar Cl A                                    118,838(b)             3,823,018
Orascom Telecom
   Holding GDR                                  445,536(c)            20,494,656
Partner
   Communications ADR                           150,285(c)             1,278,925
Vodafone Group                               20,913,944(c)            48,145,316
Vodafone Group ADR                              498,729(c)            11,470,767
                                                                  --------------
Total                                                                149,700,590
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,729,543,994)                                            $3,868,646,186
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.8%)
--------------------------------------------------------------------------------
ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Deutsche Bank
      06-13-06               5.02%         $ 10,000,000           $    9,981,908
Gemini Securitization
      06-01-06               5.07             9,800,000(f)             9,798,620
Jupiter Securitization
      06-09-06               5.02            17,000,000(f)            16,978,708
Morgan Stanley & Co
      06-09-06               5.04            15,000,000               14,981,138
Ranger Funding LLC
      06-05-06               4.95            20,000,000(f)            19,986,263
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $71,736,618)                                               $   71,726,637
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,801,280,612)(g)                                         $3,940,372,823
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
62 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Large Cap Equity Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 7.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                                CONTRACTS
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      S&P 500 Index, June 2006                                              204

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $46,763,591 or 1.2% of net assets.

(g) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $3,801,281,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 264,684,000
      Unrealized depreciation                                      (125,592,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 139,092,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
63 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Large Cap Value Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (97.2%)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
AEROSPACE & DEFENSE (4.0%)
Boeing                                              981             $     81,668
DRS Technologies                                    171                    9,107
General Dynamics                                  1,052                   66,949
Goodrich                                          1,758                   74,944
Honeywell Intl                                    4,182                  172,215
Lockheed Martin                                   1,696                  122,943
Northrop Grumman                                  2,554                  165,193
United Technologies                                 979                   61,207
                                                                    ------------
Total                                                                    754,226
--------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
General Motors                                    1,145                   30,835
--------------------------------------------------------------------------------

BEVERAGES (0.9%)
Coca-Cola                                         1,215                   53,496
PepsiCo                                           2,060                  124,548
                                                                    ------------
Total                                                                    178,044
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                               239(b)                16,154
Biogen Idec                                         599(b)                27,931
                                                                    ------------
Total                                                                     44,085
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
American Standard Companies                         449                   19,078
Masco                                             1,853                   57,480
                                                                    ------------
Total                                                                     76,558
--------------------------------------------------------------------------------

CAPITAL MARKETS (4.5%)
Bank of New York                                  4,440                  147,541
Franklin Resources                                  585                   52,621
Investors Financial Services                        791                   34,598
KKR Private Equity
   Investors LP Unit                              1,135(b)                27,319
Legg Mason                                           87                    8,346
Lehman Brothers Holdings                          2,707                  180,314
Merrill Lynch & Co                                2,074                  150,178
Morgan Stanley                                    2,860                  170,513
State Street                                      1,440                   89,424
                                                                    ------------
Total                                                                    860,854
--------------------------------------------------------------------------------

CHEMICALS (1.4%)
Dow Chemical                                      4,030                  160,676
Eastman Chemical                                    710                   40,030
Lyondell Chemical                                 1,925                   46,585
RPM Intl                                          1,007                   18,760
                                                                    ------------
Total                                                                    266,051
--------------------------------------------------------------------------------

COMMERCIAL BANKS (8.9%)
Bank of America                                  16,218                  784,951
Bank of China Series H                            2,000(b,c)                 761
Commerce Bancorp                                    971                   38,151
PNC Financial Services Group                      1,642                  113,150
US Bancorp                                        5,931                  183,090
Wachovia                                          3,581                  191,584
Wells Fargo & Co                                  5,846                  387,999
                                                                    ------------
Total                                                                  1,699,686
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison                                      479             $     28,448
Cendant                                           4,340                   70,178
                                                                    ------------
Total                                                                     98,626
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
Alcatel                                             342(b,c)               4,542
CBS Cl B                                          3,139                   81,331
Cisco Systems                                     6,965(b)               137,071
Corning                                             420(b)                10,185
Lucent Technologies                              15,670(b)                39,959
Motorola                                          4,317                   91,046
                                                                    ------------
Total                                                                    364,134
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Dell                                              4,616(b)               117,154
EMC                                               3,642(b)                46,618
Hewlett-Packard                                   5,395                  174,690
Intl Business Machines                            2,196                  175,460
                                                                    ------------
Total                                                                    513,922
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.3%)
American Express                                  1,343                   73,005
Capital One Financial                             2,159                  178,701
                                                                    ------------
Total                                                                    251,706
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Temple-Inland                                     1,746                   75,095
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.1%)
Citigroup                                        13,448                  662,987
JPMorgan Chase & Co                               7,260                  309,566
                                                                    ------------
Total                                                                    972,553
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.6%)
AT&T                                              4,777                  124,489
BellSouth                                         7,351                  248,243
Chunghwa Telecom ADR                              2,868(c)                58,765
Citizens Communications                           1,458                   18,487
Embarq                                              802(b)                33,407
Qwest Communications Intl                         5,907(b)                41,408
Sprint Nextel                                    11,395                  241,688
Verizon Communications                            9,237                  288,287
                                                                    ------------
Total                                                                  1,054,774
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
Entergy                                           1,443                  101,169
Exelon                                            2,776                  157,150
FPL Group                                           523                   20,831
PPL                                               1,913                   56,950
Southern                                          2,956                   94,503
Xcel Energy                                       2,046                   38,403
                                                                    ------------
Total                                                                    469,006
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Flextronics Intl                                  3,589(b,c)              40,412
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
ENERGY EQUIPMENT & SERVICES (1.8%)
Cameron Intl                                        734(b)          $     34,425
Halliburton                                       1,484                  110,691
Natl Oilwell Varco                                  300(b)                19,818
Schlumberger                                        693                   45,440
TODCO Cl A                                          199                    8,790
Transocean                                          421(b)                34,257
Weatherford Intl                                  1,711(b)                89,040
                                                                    ------------
Total                                                                    342,461
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
CVS                                               1,237                   34,512
Safeway                                           3,838                   90,500
Wal-Mart Stores                                   2,546                  123,354
                                                                    ------------
Total                                                                    248,366
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Cadbury Schweppes                                 1,791(c)                17,132
Campbell Soup                                     1,002                   35,260
General Mills                                     1,434                   74,410
Hershey                                             373                   21,227
Kellogg                                           2,143                  100,936
                                                                    ------------
Total                                                                    248,965
--------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
ONEOK                                             2,022                   67,919
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Bausch & Lomb                                       394                   19,365
Baxter Intl                                       1,879                   70,838
Boston Scientific                                 4,360(b)                90,165
PerkinElmer                                         384                    8,010
                                                                    ------------
Total                                                                    188,378
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna                                               744                   28,614
Cardinal Health                                   1,346                   90,062
CIGNA                                               891                   82,631
Community Health Systems                            698(b)                26,315
Humana                                            1,440(b)                72,907
Magellan Health Services                            321(b)                12,984
UnitedHealth Group                                  641                   28,178
                                                                    ------------
Total                                                                    341,691
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Marriott Intl Cl A                                  512                   37,033
McDonald's                                        1,307                   43,353
                                                                    ------------
Total                                                                     80,386
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                 1,165                   70,296
Procter & Gamble                                  1,641                   89,024
Spectrum Brands                                   5,729(b)                88,800
                                                                    ------------
Total                                                                    248,120
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
64 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Large Cap Value Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
INDUSTRIAL CONGLOMERATES (2.5%)
General Electric                                 10,636             $    364,389
Tyco Intl                                         3,925(c)               106,407
                                                                    ------------
Total                                                                    470,796
--------------------------------------------------------------------------------

INSURANCE (5.9%)
ACE                                               2,872(c)               148,683
American Intl Group                               8,644                  525,554
Aon                                               1,358                   48,413
Arch Capital Group                                  100(b,c)               5,740
Aspen Insurance Holdings                          1,495(c)                32,397
Chubb                                             2,026                   102,374
Endurance Specialty Holdings                        927(c)                28,320
Hartford Financial
   Services Group                                 1,265                  111,244
Max Re Capital                                    1,601(c)                38,424
Prudential Financial                                500                   38,075
XL Capital Cl A                                     574(c)                36,323
                                                                    ------------
Total                                                                  1,115,547
--------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer
   Services Cl A                                  1,582(b)                78,972
Automatic Data Processing                         1,453                   66,068
Computer Sciences                                   303(b)                17,044
First Data                                        1,089                   50,214
Patni Computer Systems ADR                          195(b,c)               3,062
                                                                    ------------
Total                                                                    215,360
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                              943                   15,852
--------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                       1,278                   93,231
Deere & Co                                          449                   38,434
Illinois Tool Works                                 814                   40,415
Ingersoll-Rand Cl A                                 987(c)                43,043
ITT Inds                                            542                   28,265
                                                                    ------------
Total                                                                    243,388
--------------------------------------------------------------------------------

MEDIA (6.6%)
Cablevision Systems Cl A                            347                    6,822
Clear Channel
   Communications                                   592                   18,234
Comcast Cl A                                      3,130(b)               100,567
Comcast Special Cl A                              5,629(b)               180,127
EchoStar
   Communications Cl A                            1,176(b)                35,198
EW Scripps Cl A                                     100                    4,628
Liberty Global Cl A                               1,472(b)                33,753
Liberty Global Series C                           1,472(b)                32,620
Liberty Media Holding -
   Capital Series A                                 480(b,d)              38,217
Liberty Media Holding -
   Interactive Cl A                               2,402(b,d)              43,131

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
MEDIA (CONT.)
News Corp Cl A                                    8,278             $    157,861
NTL                                               7,217                  192,549
Time Warner                                       8,524                  146,698
Viacom Cl B                                       3,149(b)               118,875
Vivendi                                           1,786(c)                64,124
Walt Disney                                       2,869                   87,505
                                                                    ------------
Total                                                                  1,260,909
--------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcan                                               843(c)                44,131
Alcoa                                               686                   21,760
Ternium ADR                                         170(b,c)               3,978
                                                                    ------------
Total                                                                     69,869
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Federated Department Stores                         936                   68,169
JC Penney                                           521                   31,656
Kohl's                                              384(b)                20,617
Nordstrom                                           247                    9,097
Target                                            2,241                  109,630
                                                                    ------------
Total                                                                    239,169
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources                                1,974                  143,273
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.9%)
Anadarko Petroleum                                1,200                   59,604
BP ADR                                            1,107(c)                78,265
Chevron                                           5,800                  346,782
ConocoPhillips                                    6,475                  409,803
Devon Energy                                      1,278                   73,306
Exxon Mobil                                      12,043                  733,540
Hess                                                315                   47,250
Kerr-McGee                                          167                   17,844
Newfield Exploration                              1,089(b)                46,533
Royal Dutch Shell ADR                               901(c)                59,745
                                                                    ------------
Total                                                                  1,872,672
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Bowater                                           1,193                   27,606
Intl Paper                                        1,840                   62,523
Weyerhaeuser                                      1,283                   82,061
                                                                    ------------
Total                                                                    172,190
--------------------------------------------------------------------------------

PHARMACEUTICALS (5.1%)
Bristol-Myers Squibb                              5,792                  142,194
GlaxoSmithKline ADR                                 999(c)                55,245
Merck & Co                                        2,802                   93,279
Novartis ADR                                      1,129(c)                62,637
Pfizer                                           19,891                  470,621
Schering-Plough                                   4,783                   91,164
Watson Pharmaceuticals                            1,046(b)                26,495
Wyeth                                               602                   27,535
                                                                    ------------
Total                                                                    969,170
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
   Management Cl A                                  689             $     29,799
Equity Office Properties Trust                    1,852                   62,320
HomeBanc                                          1,099                    8,572
                                                                    ------------
Total                                                                    100,691
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Agere Systems                                     1,171(b)                17,460
Credence Systems                                  1,195(b)                 5,449
Cypress Semiconductor                             3,144(b)                47,726
Freescale Semiconductor Cl A                      1,832(b)                56,481
Freescale Semiconductor Cl B                        436(b)                13,608
Infineon Technologies ADR                         1,794(b,c)              20,398
Integrated Device Technology                      4,124(b)                59,138
Intel                                             3,592                   64,727
Texas Instruments                                 1,243                   38,819
                                                                    ------------
Total                                                                    323,806
--------------------------------------------------------------------------------

SOFTWARE (2.0%)
Cadence Design Systems                            4,903(b)                88,450
Compuware                                         4,632(b)                34,092
Microsoft                                         6,170                  139,750
Oracle                                            5,876(b)                83,557
Symantec                                            447(b)                 6,973
TIBCO Software                                    3,623(b)                27,788
                                                                    ------------
Total                                                                    380,610
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Home Depot                                        1,116                   42,542
Urban Outfitters                                  1,340(b)                24,884
                                                                    ------------
Total                                                                     67,426
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.4%)
Countrywide Financial                             6,350                  243,078
Fannie Mae                                        4,224                  210,144
Freddie Mac                                       2,600                  156,104
Washington Mutual                                   976                   44,808
                                                                    ------------
Total                                                                    654,134
--------------------------------------------------------------------------------

TOBACCO (2.1%)
Altria Group                                      5,477                  396,261
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
ALLTEL                                            2,530                  156,481
Vodafone Group ADR                                3,256(c)                74,888
                                                                    ------------
Total                                                                    231,369
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $17,621,019)                                                 $ 18,459,345
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,621,019)(e)                                              $ 18,459,345
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
65 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Large Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 5.4% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $17,621,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 1,316,000
      Unrealized depreciation                                          (478,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $   838,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
66 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
-------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Mid Cap Growth Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
AEROSPACE & DEFENSE (1.0%)
L-3 Communications
   Holdings                                      26,568             $  1,938,401
Precision Castparts                              34,408                1,982,933
Rockwell Collins                                 80,012                4,368,656
                                                                    ------------
Total                                                                  8,289,990
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide                          94,987                4,183,227
--------------------------------------------------------------------------------

BIOTECHNOLOGY (6.8%)
Amylin Pharmaceuticals                           18,502(b)               840,916
Biogen Idec                                     194,853(b)             9,085,995
Invitrogen                                      192,493(b)            12,269,504
MedImmune                                       390,309(b)            12,419,632
OSI Pharmaceuticals                             170,771(b)             4,887,466
Techne                                          290,128(b)            15,864,200
                                                                    ------------
Total                                                                 55,367,713
--------------------------------------------------------------------------------

CAPITAL MARKETS (5.4%)
Investors Financial Services                    236,753               10,355,576
Legg Mason                                      187,413               17,978,530
T Rowe Price Group                              190,264               15,049,882
                                                                    ------------
Total                                                                 43,383,988
--------------------------------------------------------------------------------

CHEMICALS (2.4%)
Sigma-Aldrich                                   277,509               19,264,675
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.7%)
Cintas                                          328,956               13,934,576
Robert Half Intl                                572,056               23,477,179
Strayer Education                                89,982                8,971,205
                                                                    ------------
Total                                                                 46,382,960
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
F5 Networks                                      96,581(b)             4,686,110
Juniper Networks                                431,348(b)             6,871,374
                                                                    ------------
Total                                                                 11,557,484
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
Network Appliance                               485,121(b)            15,523,872
SanDisk                                          34,578(b)             1,945,704
                                                                    ------------
Total                                                                 17,469,576
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                            34,944                3,063,191
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (2.1%)
Martin Marietta Materials                       183,952               16,833,448
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Moody's                                          31,736                1,659,793
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
ELECTRICAL EQUIPMENT (1.8%)
American Power Conversion                       452,998             $  8,915,000
Rockwell Automation                              81,813                5,586,192
                                                                    ------------
Total                                                                 14,501,192
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.4%)
BJ Services                                     387,351               14,196,414
ENSCO Intl                                      449,053               22,448,158
Nabors Inds                                     238,693(b,c)           8,571,466
Noble                                           215,311               14,970,574
                                                                    ------------
Total                                                                 60,186,612
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.9%)
Whole Foods Market                              359,622               23,375,430
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Biomet                                          252,384                8,886,440
Kinetic Concepts                                201,793(b)             7,849,748
ResMed                                          106,945(b)             4,861,720
                                                                    ------------
Total                                                                 21,597,908
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.4%)
Cerner                                           21,685(b)               823,596
Dendrite Intl                                   701,549(b)             7,134,753
Express Scripts                                 140,622(b)            10,304,780
Health Management
   Associates Cl A                              424,686                8,854,703
Lincare Holdings                                343,185(b)            12,800,801
Omnicare                                        252,950               11,726,762
                                                                    ------------
Total                                                                 51,645,395
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.9%)
Brinker Intl                                    176,742                6,486,431
Cheesecake Factory                              271,570(b)             7,946,138
Intl Game Technology                            171,500                6,384,945
Panera Bread Cl A                               165,760(b)            10,734,619
Royal Caribbean Cruises                         148,054                5,637,896
Station Casinos                                 146,284               10,678,732
                                                                    ------------
Total                                                                 47,868,761
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES                                             182,287(b)             3,354,081
--------------------------------------------------------------------------------

IT SERVICES (8.5%)
Acxiom                                          682,256               16,087,596
Fiserv                                          317,929(b)            13,718,636
Paychex                                         526,956               19,344,555
VeriFone Holdings                               597,713(b)            18,911,639
                                                                    ------------
Total                                                                 68,062,426
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
MACHINERY (2.3%)
Danaher                                         148,556             $  9,523,925
ITT Inds                                         79,688                4,155,729
Joy Global                                       45,257                2,432,111
PACCAR                                           28,643                2,201,215
                                                                    ------------
Total                                                                 18,312,980
--------------------------------------------------------------------------------

MEDIA (3.8%)
Catalina Marketing                              492,269               14,418,559
Lamar Advertising Cl A                           39,719(b)             2,165,480
Univision
   Communications Cl A                          402,079(b)            14,454,740
                                                                    ------------
Total                                                                 31,038,779
--------------------------------------------------------------------------------

METALS & MINING (0.7%)
Freeport-McMoRan
   Copper & Gold Cl B                            34,236                1,916,874
Peabody Energy                                   63,925                3,985,084
                                                                    ------------
Total                                                                  5,901,958
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.2%)
Delek US Holdings                                39,420(b)               583,416
Denbury Resources                               244,986(b)             7,741,558
EOG Resources                                   184,941               12,143,226
Murphy Oil                                       99,020                5,221,325
Newfield Exploration                            280,856(b)            12,000,977
Pogo Producing                                  219,321                9,882,604
Williams Companies                               97,569                2,205,059
XTO Energy                                      204,579                8,432,746
                                                                    ------------
Total                                                                 58,210,911
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Broadcom Cl A                                   307,456(b)            10,395,087
KLA-Tencor                                      167,490                6,873,790
Maxim Integrated Products                       235,293                7,230,554
Microchip Technology                            563,238               19,319,063
NVIDIA                                          145,006(b)             3,332,238
                                                                    ------------
Total                                                                 47,150,732
--------------------------------------------------------------------------------

SOFTWARE (7.0%)
Advent Software                                 443,667(b)            14,556,714
BMC Software                                    594,700(b)            11,983,205
Citrix Systems                                  109,841(b)             4,127,825
Fair Isaac                                      413,468               14,707,057
Kronos                                           86,537(b)             3,461,480
NAVTEQ                                          180,365(b)             7,530,239
                                                                    ------------
Total                                                                 56,366,520
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
67 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Mid Cap Growth Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
SPECIALTY RETAIL (3.8%)
Advance Auto Parts                              165,492             $  6,308,555
Chico's FAS                                     137,261(b)             4,113,712
Williams-Sonoma                                 553,561               20,011,230
                                                                    ------------
Total                                                                 30,433,497
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach                                           272,752(b)             7,931,628
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.7%)
Fastenal                                        511,477               21,993,511
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
American Tower Cl A                             191,333(b)             5,925,583
NII Holdings                                     59,971(b)             3,266,021
                                                                    ------------
Total                                                                  9,191,604
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $769,889,952)                                                $804,579,970
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (0.4%)
--------------------------------------------------------------------------------
ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
      06-01-06               5.07%         $  3,600,000             $  3,599,493
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $3,600,000)                                                  $  3,599,493
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $773,489,952)(d)                                             $808,179,463
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 1.1% of net assets.

(d) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $773,490,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $  77,252,000
      Unrealized depreciation                                       (42,563,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                 $  34,689,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
68 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Mid Cap Value Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (96.8%)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
AEROSPACE & DEFENSE (0.7%)
Goodrich                                          9,511             $    405,454
--------------------------------------------------------------------------------

AIRLINES (1.5%)
AMR                                              24,041(b)               592,851
Continental Airlines Cl B                        13,084(b)               324,483
                                                                    ------------
Total                                                                    917,334
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Ballard Power Systems                             9,480(b,c)              68,446
Johnson Controls                                  3,030                  258,065
                                                                    ------------
Total                                                                    326,511
--------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
General Motors                                    2,072                   55,799
--------------------------------------------------------------------------------

BUILDING PRODUCTS (2.4%)
American Standard
   Companies                                     27,203                1,155,855
USG                                               3,245(b)               298,800
                                                                    ------------
Total                                                                  1,454,655
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
AMVESCAP                                         13,606(c)               131,930
--------------------------------------------------------------------------------

CHEMICALS (4.9%)
Agrium                                            8,088(c)               198,399
Cabot                                             6,234                  206,532
Eastman Chemical                                 13,366                  753,576
Imperial Chemical Inds ADR                       10,204(c)               272,753
Lubrizol                                          5,351                  216,287
Monsanto                                          3,587                  301,882
Mosaic                                           21,381(b)               332,688
PPG Inds                                         11,366                  731,288
Tronox Cl B                                         504                    6,517
                                                                    ------------
Total                                                                  3,019,922
--------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
AmSouth Bancorporation                           21,232                  569,018
Comerica                                          9,455                  517,661
Huntington Bancshares                             9,349                  219,888
                                                                    ------------
Total                                                                  1,306,567
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.4%)
Dun & Bradstreet                                  2,399(b)               174,815
Pitney Bowes                                      4,105                  167,402
Ritchie Bros Auctioneers                          4,257(c)               251,163
RR Donnelley & Sons                               8,051                  259,081
                                                                    ------------
Total                                                                    852,461
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.3%)
Tellabs                                          58,303(b)               833,733
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Diebold                                           7,806                  331,833
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                        SHARES                    VALUE(a)
CONSTRUCTION & ENGINEERING (3.0%)
Chicago Bridge & Iron                            10,824(c)          $    245,488
Fluor                                             5,754                  504,396
Insituform Technologies Cl A                      3,132(b)                80,179
McDermott Intl                                   15,404(b)             1,010,657
                                                                    ------------
Total                                                                  1,840,720
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Temple-Inland                                     5,562                  239,222
--------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                     3,485                  150,064
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
CenturyTel                                       16,548                  591,591
Citizens Communications                          11,984                  151,957
Qwest Communications Intl                        79,723(b)               558,858
                                                                    ------------
Total                                                                  1,302,406
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.4%)
American Electric Power                           4,670                  160,041
Consolidated Edison                               6,900                  304,290
DPL                                               8,325                  223,110
DTE Energy                                        5,663                  228,898
Edison Intl                                       3,897                  152,918
Pinnacle West Capital                            20,911                  823,685
Xcel Energy                                      11,832                  222,087
                                                                    ------------
Total                                                                  2,115,029
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.4%)
Cooper Inds Cl A                                  5,647                  502,922
Energy Conversion Devices                         2,193(b)                87,172
FuelCell Energy                                   4,903(b)                51,285
Plug Power                                        6,785(b)                34,671
Rockwell Automation                              11,619                  793,346
                                                                    ------------
Total                                                                  1,469,396
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Solectron                                       115,510(b)               411,216
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (8.0%)
BJ Services                                      20,204                  740,477
Cameron Intl                                     14,321(b)               671,655
ENSCO Intl                                        8,898                  444,811
GlobalSantaFe                                    17,403                1,046,442
Hanover Compressor                                   20(b)                   359
Nabors Inds                                      15,754(b,c)             565,726
Natl Oilwell Varco                                4,979(b)               328,913
Smith Intl                                       12,141                  497,295
Weatherford Intl                                 12,393(b)               644,932
                                                                    ------------
Total                                                                  4,940,610
--------------------------------------------------------------------------------

FOOD PRODUCTS (2.6%)
Archer-Daniels-Midland                           14,570                  605,675
Del Monte Foods                                  25,234                  298,771
Reddy Ice Holdings                                8,460                  175,376
Tyson Foods Cl A                                 31,331                  501,609
                                                                    ------------
Total                                                                  1,581,431
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
GAS UTILITIES (1.4%)
NiSource                                         38,964             $    848,246
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                           3,883(b)               173,997
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
AmerisourceBergen                                 9,276                  404,341
Health Management
   Associates Cl A                               14,544                  303,242
Humana                                           13,034(b)               659,912
                                                                    ------------
Total                                                                  1,367,495
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Hilton Hotels                                    18,303                  502,600
Royal Caribbean Cruises                          16,372                  623,446
                                                                    ------------
Total                                                                  1,126,046
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.1%)
Mohawk Inds                                       2,430(b)               179,091
Stanley Works                                    11,464                  556,577
Whirlpool                                         6,584                  592,033
                                                                    ------------
Total                                                                  1,327,701
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Textron                                           3,448                  313,527
--------------------------------------------------------------------------------

INSURANCE (12.7%)
ACE                                              22,178(c)             1,148,155
Aon                                              36,937                1,316,804
Axis Capital Holdings                            15,659(c)               410,266
Conseco                                           6,323(b)               152,321
Everest Re Group                                 11,841(c)             1,057,993
Lincoln Natl                                     11,282                  633,823
Loews                                            23,671                  804,341
Torchmark                                         6,997                  411,983
Willis Group Holdings                            11,032(c)               383,362
XL Capital Cl A                                  23,443(c)             1,483,473
                                                                    ------------
Total                                                                  7,802,521
--------------------------------------------------------------------------------

IT SERVICES (2.2%)
Computer Sciences                                10,943(b)               615,544
Electronic Data Systems                          30,286                  742,612
                                                                    ------------
Total                                                                  1,358,156
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Eastman Kodak                                    18,526                  446,662
Hasbro                                            9,335                  173,071
                                                                    ------------
Total                                                                    619,733
--------------------------------------------------------------------------------

MACHINERY (7.6%)
AGCO                                             37,333(b)               913,165
Cummins                                             333                   36,700
Dover                                            15,112                  738,070
Eaton                                            17,258                1,269,153
Ingersoll-Rand Cl A                              24,225(c)             1,056,452
Manitowoc                                         6,529                  300,269
Terex                                             4,472(b)               409,188
                                                                    ------------
Total                                                                  4,722,997
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
69 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Mid Cap Value Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
MEDIA (2.1%)
Interpublic Group of
   Companies                                     38,072(b)          $    362,826
RH Donnelley                                      7,076                  387,906
Tribune                                          17,528                  523,036
                                                                    ------------
Total                                                                  1,273,768
--------------------------------------------------------------------------------

METALS & MINING (2.4%)
Freeport-McMoRan
   Copper & Gold Cl B                             7,842                  439,074
Nucor                                             5,355                  563,720
Phelps Dodge                                      5,913                  506,685
                                                                    ------------
Total                                                                  1,509,479
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Family Dollar Stores                             18,123                  452,713
Federated Department Stores                       2,140                  155,856
JC Penney                                         6,183                  375,679
                                                                    ------------
Total                                                                    984,248
--------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
CMS Energy                                        8,934(b)               114,713
Constellation Energy Group                        6,150                  317,955
Energy East                                      17,911                  426,998
                                                                    ------------
Total                                                                    859,666
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.2%)
El Paso                                          19,358                  301,404
Enbridge                                         11,110(c)               350,076
Hess                                              3,318                  497,700
Kerr-McGee                                        2,177                  232,612
Newfield Exploration                              6,218(b)               265,695
Pioneer Natural Resources                        18,534                  756,373
Southwestern Energy                               3,028(b)                97,804
Suncor Energy                                     2,769(c)               224,649
Sunoco                                            7,518                  515,660
                                                                    ------------
Total                                                                  3,241,973
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Bowater                                           9,327                  215,827
Louisiana-Pacific                                 3,592                   87,142
MeadWestvaco                                      7,902                  216,515
                                                                    ------------
Total                                                                    519,484
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                       SHARES                     VALUE(a)
PHARMACEUTICALS (1.1%)
King Pharmaceuticals                             13,232(b)          $    235,265
Mylan Laboratories                               13,878                  290,189
Watson Pharmaceuticals                            5,274(b)               133,590
                                                                    ------------
Total                                                                    659,044
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.4%)
Boston Properties                                 1,843                  156,010
Crescent Real Estate Equities                    14,732                  260,462
Equity Residential                               12,435                  548,383
Rayonier                                         13,267                  515,954
                                                                    ------------
Total                                                                  1,480,809
--------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
CSX                                              14,912                  997,911
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Intersil Cl A                                    21,500                  576,415
Microchip Technology                              9,704                  332,847
Natl Semiconductor                               29,746                  763,877
                                                                    ------------
Total                                                                  1,673,139
--------------------------------------------------------------------------------

SOFTWARE (1.4%)
BMC Software                                     28,955(b)               583,444
McAfee                                           12,919(b)               305,534
                                                                    ------------
Total                                                                    888,978
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
AnnTaylor Stores                                  5,929(b)               228,029
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Liz Claiborne                                    17,222                  665,975
VF                                                8,845                  556,616
                                                                    ------------
Total                                                                  1,222,591
--------------------------------------------------------------------------------

TOBACCO (1.6%)
Loews - Carolina Group                           13,252(d)               615,423
Reynolds American                                 3,450                  379,293
                                                                    ------------
Total                                                                    994,716
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $58,743,703)                         `                       $ 59,880,547
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (0.1%)
--------------------------------------------------------------------------------
ISSUER                      COUPON              PRINCIPAL               VALUE(a)
                             RATE                AMOUNT
Qwest Communications Intl
   Sr Unsecured
      11-15-25               3.50%         $     64,000             $     86,734
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $64,000)                                                     $     86,734
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (8.7%)
--------------------------------------------------------------------------------
ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
      06-01-06               5.07%         $  1,400,000             $  1,399,803
Deutsche Bank
      06-01-06               5.00             1,500,000                1,499,791
Nieuw Amsterdam
      06-07-06               5.02             1,000,000(e)               999,024
Solitaire Funding LLC
      06-12-06               5.03             1,500,000(e)             1,497,490
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $5,396,863)                                                  $  5,396,108
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $64,204,566)(f)                                              $ 65,363,389
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
70 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 12.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $2,496,514 or 4.0% of net assets.

(f) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $64,205,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $  2,238,000
      Unrealized depreciation                                        (1,080,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $  1,158,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
71 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- S&P 500 Index Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Boeing                                           25,336             $  2,109,221
General Dynamics                                 12,672                  806,446
Goodrich                                          3,908                  166,598
Honeywell Intl                                   26,287                1,082,499
L-3 Communications
   Holdings                                       3,835                  279,802
Lockheed Martin                                  11,334                  821,602
Northrop Grumman                                 11,100                  717,948
Raytheon                                         14,123                  647,540
Rockwell Collins                                  5,452                  297,679
United Technologies                              32,132                2,008,892
                                                                    ------------
Total                                                                  8,938,227
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
FedEx                                             9,614                1,050,522
Ryder System                                      1,927                  104,116
United Parcel Service Cl B                       34,563                2,784,049
                                                                    ------------
Total                                                                  3,938,687
--------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                               22,414(e)               360,865
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber                              1,939                   22,066
Goodyear Tire & Rubber                            5,605(b)                71,296
Johnson Controls                                  6,146                  523,454
                                                                    ------------
Total                                                                    616,816
--------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                       58,997                  422,419
General Motors                                   17,902                  482,100
Harley-Davidson                                   8,626                  430,006
                                                                    ------------
Total                                                                  1,334,525
--------------------------------------------------------------------------------

BEVERAGES (2.2%)
Anheuser-Busch Companies                         24,567                1,121,238
Brown-Forman Cl B                                 2,634                  200,974
Coca-Cola                                        65,194                2,870,492
Coca-Cola Enterprises                             9,600                  188,736
Constellation Brands Cl A                         6,240(b)               154,128
Molson Coors Brewing Cl B                         1,815                  117,576
Pepsi Bottling Group                              4,284                  134,261
PepsiCo                                          52,438                3,170,401
                                                                    ------------
Total                                                                  7,957,806
--------------------------------------------------------------------------------

BIOTECHNOLOGY (1.3%)
Amgen                                            36,990(b)             2,500,154
Applera-Applied
   Biosystems Group                               5,802(d)               171,739
Biogen Idec                                      10,894(b)               507,987
Genzyme                                           8,222(b)               489,209
Gilead Sciences                                  14,630(b)               838,738
MedImmune                                         8,080(b)               257,106
                                                                    ------------
Total                                                                  4,764,933
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
BUILDING PRODUCTS (0.2%)
American Standard
   Companies                                      5,637             $    239,516
Masco                                            13,179                  408,813
                                                                    ------------
Total                                                                    648,329
--------------------------------------------------------------------------------

CAPITAL MARKETS (3.5%)
Ameriprise Financial                              7,936                  363,231
Bank of New York                                 24,414                  811,277
Bear Stearns Companies                            3,777                  505,174
Charles Schwab                                   32,656                  544,049
E*TRADE Financial                                13,230(b)               321,092
Federated Investors Cl B                          2,670                   85,760
Franklin Resources                                4,825                  434,009
Goldman Sachs Group                              13,795                2,082,355
Janus Capital Group                               6,793                  122,342
Legg Mason                                        3,915                  375,566
Lehman Brothers Holdings                         17,108                1,139,564
Mellon Financial                                 13,110                  474,320
Merrill Lynch & Co                               29,067                2,104,741
Morgan Stanley                                   33,987                2,026,305
Northern Trust                                    5,867                  328,083
State Street                                     10,542                  654,658
T Rowe Price Group                                4,180                  330,638
                                                                    ------------
Total                                                                 12,703,164
--------------------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals                          7,045                  456,868
Dow Chemical                                     30,613                1,220,540
Eastman Chemical                                  2,587                  145,855
Ecolab                                            5,774                  223,512
EI du Pont de Nemours & Co                       29,112                1,238,133
Engelhard                                         3,917                  152,489
Hercules                                          3,575(b)                55,305
Intl Flavors & Fragrances                         2,496                   88,833
Monsanto                                          8,526                  717,548
PPG Inds                                          5,233                  336,691
Praxair                                          10,218                  538,489
Rohm & Haas                                       4,559                  229,819
Sigma-Aldrich                                     2,118                  147,032
                                                                    ------------
Total                                                                  5,551,114
--------------------------------------------------------------------------------

COMMERCIAL BANKS (6.0%)
AmSouth Bancorporation                           10,938                  293,138
Bank of America                                 147,000(e)             7,114,800
BB&T                                             16,945                  704,404
Comerica                                          5,147                  281,798
Compass Bancshares                                3,910                  217,592
Fifth Third Bancorp                              17,586                  668,268
First Horizon Natl                                3,986                  159,281
Huntington Bancshares                             7,872                  185,149
KeyCorp                                          12,825                  458,109
M&T Bank                                          2,510                  288,901
Marshall & Ilsley                                 7,030                  318,740
Natl City                                        17,325                  638,946

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
COMMERCIAL BANKS (CONT.)
North Fork Bancorporation                        15,056             $    443,686
PNC Financial Services Group                      9,244                  637,004
Regions Financial                                14,443                  488,896
SunTrust Banks                                   11,739                  888,760
Synovus Financial                                 9,917                  260,916
US Bancorp                                       56,999                1,759,559
Wachovia                                         51,350                2,747,225
Wells Fargo & Co                                 53,043                3,520,464
Zions Bancorporation                              3,308                  268,047
                                                                    ------------
Total                                                                 22,343,683
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Allied Waste Inds                                 7,652(b)                91,288
Apollo Group Cl A                                 4,453(b)               232,936
Avery Dennison                                    3,494                  207,509
Cendant                                          31,906                  515,920
Cintas                                            4,363                  184,817
Equifax                                           4,100                  147,928
H&R Block                                        10,372                  235,963
Monster Worldwide                                 4,003(b)               195,627
Pitney Bowes                                      7,186                  293,045
Robert Half Intl                                  5,427                  222,724
RR Donnelley & Sons                               6,838                  220,047
Waste Management                                 17,480                  640,117
                                                                    ------------
Total                                                                  3,187,921
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.0%)
ADC Telecommunications                            3,711(b)                66,501
Andrew                                            5,039(b)                50,995
Avaya                                            13,199(b)               155,880
CBS Cl B                                         24,453                  633,577
CIENA                                            18,435(b)                77,243
Cisco Systems                                   194,656(b)             3,830,829
Comverse Technology                               6,398(b)               144,083
Corning                                          48,924(b)             1,186,407
JDS Uniphase                                     53,053(b)               160,751
Lucent Technologies                             141,448(b)               360,692
Motorola                                         79,109                1,668,409
QUALCOMM                                         52,422                2,369,999
Tellabs                                          14,253(b)               203,818
                                                                    ------------
Total                                                                 10,909,184
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Apple Computer                                   26,954(b)             1,611,041
Dell                                             74,481(b)             1,890,328
EMC                                              75,216(b)               962,765
Gateway                                           8,367(b)                14,391
Hewlett-Packard                                  89,513                2,898,431
Intl Business Machines                           49,608(e)             3,963,679
Lexmark Intl Cl A                                 3,431(b)               196,425
NCR                                               5,764(b)               225,257
Network Appliance                                11,839(b)               378,848
QLogic                                            5,108(b)                91,331
SanDisk                                           6,180(b)               347,749
Sun Microsystems                                109,531(b)               510,414
                                                                    ------------
Total                                                                 13,090,659
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
72 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- S&P 500 Index Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                             2,749             $    240,977
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                  3,177                  247,965
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                 39,174                2,129,499
Capital One Financial                             9,530                  788,798
SLM                                              13,207                  710,008
                                                                    ------------
Total                                                                  3,628,305
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                              3,298                  123,411
Bemis                                             3,328                  101,171
Pactiv                                            4,538(b)               111,952
Sealed Air                                        2,580                  133,051
Temple-Inland                                     3,510                  150,966
                                                                    ------------
Total                                                                    620,551
--------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                     5,476                  235,797
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.7%)
CIT Group                                         6,325                  325,105
Citigroup                                       157,971                7,787,970
JPMorgan Chase & Co                             110,315                4,703,832
Moody's                                           7,700                  402,710
Principal Financial Group                         8,848                  483,543
                                                                    ------------
Total                                                                 13,703,160
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T                                            122,791                3,199,933
BellSouth                                        56,897                1,921,412
CenturyTel                                        3,645                  130,309
Citizens Communications                          10,398                  131,847
Embarq                                            4,695(b)               195,651
Qwest Communications Intl                        49,092(b)               344,135
Sprint Nextel                                    93,905                1,991,725
Verizon Communications                           92,633                2,891,076
                                                                    ------------
Total                                                                 10,806,088
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.2%)
Allegheny Energy                                  5,167(b)               188,389
Ameren                                            6,480                  320,695
American Electric Power                          12,465                  427,176
CenterPoint Energy                                9,816                  117,694
Consolidated Edison                               7,764                  342,392
DTE Energy                                        5,625                  227,363
Edison Intl                                      10,311                  404,604
Entergy                                           6,582                  461,464
Exelon                                           21,114                1,195,263
FirstEnergy                                      10,436                  547,055
FPL Group                                        12,774                  508,788
PG&E                                             10,931                  433,742
Pinnacle West Capital                             3,137                  123,566
PPL                                              12,036                  358,312
Progress Energy                                   7,981                  335,521
Southern                                         23,474                  750,464
TECO Energy                                       6,595                   99,057
TXU                                              14,650                  839,445
Xcel Energy                                      12,777                  239,824
                                                                    ------------
Total                                                                  7,920,814
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                         5,437             $    107,000
Cooper Inds Cl A                                  2,905                  258,719
Emerson Electric                                 13,022                1,074,576
Rockwell Automation                               5,614                  383,324
                                                                    ------------
Total                                                                  1,823,619
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                             13,573(b)               473,561
Jabil Circuit                                     5,525                  192,381
Molex                                             4,513                  160,212
Sanmina-SCI                                      16,838(b)                79,139
Solectron                                        28,940(b)               103,026
Symbol Technologies                               8,007                   95,043
Tektronix                                         2,583                   80,486
                                                                    ------------
Total                                                                  1,183,848
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.1%)
Baker Hughes                                     10,831                  934,715
BJ Services                                      10,258                  375,956
Halliburton                                      16,337                1,218,577
Nabors Inds                                      10,000(b,c)             359,100
Natl Oilwell Varco                                5,525(b)               364,982
Noble                                             4,342                  301,899
Rowan Companies                                   3,460                  137,777
Schlumberger                                     37,402                2,452,449
Transocean                                       10,319(b)               839,657
Weatherford Intl                                 11,040(b)               574,522
                                                                    ------------
Total                                                                  7,559,634
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Albertson's                                      11,672                  298,920
Costco Wholesale                                 14,979                  792,838
CVS                                              25,872                  721,829
Kroger                                           22,964                  461,806
Safeway                                          14,233                  335,614
SUPERVALU                                         4,309                  125,650
SYSCO                                            19,597                  599,276
Walgreen                                         32,034                1,300,581
Wal-Mart Stores                                  79,063                3,830,603
Whole Foods Market                                4,400                  286,000
                                                                    ------------
Total                                                                  8,753,117
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland                           20,695                  860,292
Campbell Soup                                     5,834                  205,298
ConAgra Foods                                    16,432                  371,363
Dean Foods                                        4,295(b)               153,332
General Mills                                    11,274                  585,008
Hershey                                           5,670                  322,680
HJ Heinz                                         10,607                  449,206
Kellogg                                           7,961                  374,963
McCormick & Co                                    4,200                  144,690
Sara Lee                                         24,055                  408,213
Tyson Foods Cl A                                  7,970                  127,600
WM Wrigley Jr                                     7,019                  320,920
                                                                    ------------
Total                                                                  4,323,565
--------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
KeySpan                                           5,522                  221,046
Nicor                                             1,398                   57,290
NiSource                                          8,633                  187,940

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
GAS UTILITIES (CONT.)
Peoples Energy                                    1,218             $     45,699
                                                                    ------------
Total                                                                    511,975
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Bausch & Lomb                                     1,698                   83,457
Baxter Intl                                      20,524                  773,755
Becton Dickinson & Co                             7,830                  473,167
Biomet                                            7,833                  275,800
Boston Scientific                                38,441(b)               794,960
CR Bard                                           3,292                  243,641
Fisher Scientific Intl                            3,905(b)               289,946
Hospira                                           5,087(b)               227,948
Medtronic                                        38,199                1,928,668
Millipore                                         1,650(b)               114,510
PerkinElmer                                       4,136                   86,277
St. Jude Medical                                 11,604(b)               395,696
Stryker                                           9,248                  405,987
Thermo Electron                                   5,129(b)               188,439
Waters                                            3,306(b)               137,695
Zimmer Holdings                                   7,838(b)               474,591
                                                                    ------------
Total                                                                  6,894,537
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna                                            17,948                  690,280
AmerisourceBergen                                 6,618                  288,479
Cardinal Health                                  13,353                  893,449
Caremark Rx                                      14,195(b)               680,934
CIGNA                                             3,830                  355,194
Coventry Health Care                              5,075(b)               265,169
Express Scripts                                   4,630(b)               339,286
HCA                                              12,907                  573,716
Health Management
   Associates Cl A                                7,612                  158,710
Humana                                            5,171(b)               261,808
IMS Health                                        6,305                  170,109
Laboratory Corp of
   America Holdings                               3,968(b)               235,540
Manor Care                                        2,504                  116,286
McKesson                                          9,684                  479,358
Medco Health Solutions                            9,635(b)               519,327
Patterson Companies                               4,385(b)               150,186
Quest Diagnostics                                 5,150                  287,061
Tenet Healthcare                                 14,889(b)               117,921
UnitedHealth Group                               42,928                1,887,116
WellPoint                                        20,892(b)             1,495,449
                                                                    ------------
Total                                                                  9,965,378
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                    13,737                  548,244
Darden Restaurants                                4,163                  147,412
Harrah's Entertainment                            5,822                  442,705
Hilton Hotels                                    10,432                  286,463
Intl Game Technology                             10,676                  397,467
Marriott Intl Cl A                                5,134                  371,342
McDonald's                                       39,770                1,319,172
Starbucks                                        24,162(b,e)             861,375
Wendy's Intl                                      3,622                  218,334
Yum! Brands                                       8,726                  439,790
                                                                    ------------
Total                                                                  5,032,304
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
73 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- S&P 500 Index Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
HOUSEHOLD DURABLES (0.7%)
Black & Decker                                    2,452             $    213,226
Centex                                            3,882                  185,133
DR Horton                                         8,600                  226,696
Fortune Brands                                    4,629                  342,547
Harman Intl Inds                                  2,080                  176,238
KB HOME                                           2,436                  124,723
Leggett & Platt                                   5,777                  146,678
Lennar Cl A                                       4,340                  207,929
Newell Rubbermaid                                 8,690                  229,937
Pulte Homes                                       6,770                  219,822
Snap-On                                           1,841                   77,101
Stanley Works                                     2,291                  111,228
Whirlpool                                         2,458                  221,023
                                                                    ------------
Total                                                                  2,482,281
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Clorox                                            4,749                  300,089
Colgate-Palmolive                                16,310                  984,145
Kimberly-Clark                                   14,584                  884,811
Procter & Gamble                                104,093(e)             5,647,046
                                                                    ------------
Total                                                                  7,816,091
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                              20,763(b)               382,039
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.2%)
3M                                               23,896                1,999,139
General Electric                                329,881(e)            11,301,724
Textron                                           4,193                  381,269
Tyco Intl                                        63,908(c)             1,732,546
                                                                    ------------
Total                                                                 15,414,678
--------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                              10,204(c)               528,261
AFLAC                                            15,769                  737,989
Allstate                                         20,416                1,123,084
Ambac Financial Group                             3,340                  267,701
American Intl Group                              82,145                4,994,417
Aon                                              10,186                  363,131
Chubb                                            12,652                  639,306
Cincinnati Financial                              5,510                  252,578
Genworth Financial Cl A                          11,920                  399,201
Hartford Financial
   Services Group                                 9,573                  841,850
Lincoln Natl                                      9,030                  507,305
Loews                                            12,894                  438,138
Marsh & McLennan
   Companies                                     17,313                  485,283
MBIA                                              4,241                  242,288
MetLife                                          23,993                1,234,920
Progressive                                      24,892                  680,796
Prudential Financial                             15,662                1,192,661
Safeco                                            3,898                  215,832
St. Paul Travelers Companies                     22,023                  969,452
Torchmark                                         3,275                  192,832
UnumProvident                                     9,451                  169,740
XL Capital Cl A                                   5,520(c)               349,306
                                                                    ------------
Total                                                                 16,826,071
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                        9,760(b,e)        $    337,794
eBay                                             36,508(b)             1,197,827
                                                                    ------------
Total                                                                  1,535,621
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.0%)
Google Cl A                                       6,400(b)             2,379,648
VeriSign                                          7,740(b)               173,763
Yahoo!                                           39,940(b)             1,261,705
                                                                    ------------
Total                                                                  3,815,116
--------------------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer
   Services Cl A                                  3,720(b)               185,702
Automatic Data Processing                        18,342                  834,011
Computer Sciences                                 5,904(b)               332,100
Convergys                                         4,427(b)                82,519
Electronic Data Systems                          16,280                  399,186
First Data                                       24,276                1,119,367
Fiserv                                            5,841(b)               252,039
Paychex                                          10,569                  387,988
Sabre Holdings Cl A                               4,176                   89,366
Unisys                                           10,823(b)                71,215
                                                                    ------------
Total                                                                  3,753,493
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                         3,007                  108,042
Eastman Kodak                                     9,093                  219,232
Hasbro                                            5,635                  104,473
Mattel                                           12,299                  206,746
                                                                    ------------
Total                                                                    638,493
--------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                      21,230                1,548,730
Cummins                                           1,473                  162,339
Danaher                                           7,506                  481,210
Deere & Co                                        7,496                  641,658
Dover                                             6,435                  314,285
Eaton                                             4,712                  346,520
Illinois Tool Works                              12,980                  644,457
Ingersoll-Rand Cl A                              10,368(c)               452,148
ITT Inds                                          5,842                  304,660
Navistar Intl                                     1,949(b)                51,804
PACCAR                                            5,355                  411,532
Pall                                              3,957                  119,066
Parker Hannifin                                   3,790                  295,696
                                                                    ------------
Total                                                                  5,774,105
--------------------------------------------------------------------------------

MEDIA (3.4%)
Clear Channel
   Communications                                16,357                  503,796
Comcast Cl A                                     67,688(b)             2,174,816
Dow Jones & Co                                    1,869                   64,630
EW Scripps Cl A                                   2,690                  124,493
Gannett                                           7,539                  407,181
Interpublic Group of
   Companies                                     13,623(b)               129,827
Knight Ridder                                     2,118                  131,337
McGraw-Hill Companies                            11,622                  599,695
Meredith                                          1,327                   66,416
New York Times Cl A                               4,600                  111,136

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
MEDIA (CONT.)
News Corp Cl A                                   75,970             $  1,448,748
Omnicom Group                                     5,655                  537,847
Time Warner                                     142,583                2,453,854
Tribune                                           8,291                  247,403
Univision
   Communications Cl A                            7,072(b)               254,238
Viacom Cl B                                      24,453(b)               923,101
Walt Disney                                      69,669                2,124,905
                                                                    ------------
Total                                                                 12,303,423
--------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                            27,593                  875,249
Allegheny Technologies                            2,736                  174,092
Freeport-McMoRan
   Copper & Gold Cl B                             5,822                  325,974
Newmont Mining                                   14,139                  737,349
Nucor                                             4,918                  517,718
Phelps Dodge                                      6,440                  551,844
United States Steel                               3,443                  228,546
                                                                    ------------
Total                                                                  3,410,772
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                          3,602(b)                58,424
Dillard's Cl A                                    1,950                   53,079
Dollar General                                   10,016                  163,261
Family Dollar Stores                              4,912                  122,702
Federated Dept Stores                             8,613                  627,285
JC Penney                                         7,348                  446,464
Kohl's                                           10,912(b)               585,865
Nordstrom                                         6,918(e)               254,790
Sears Holdings                                    3,160(b)               479,909
Target                                           27,825                1,361,200
                                                                    ------------
Total                                                                  4,152,979
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
CMS Energy                                        6,986(b)                89,700
Constellation Energy Group                        5,646                  291,898
Dominion Resources                               11,001                  798,453
Duke Energy                                      39,223                1,106,872
Dynegy Cl A                                      11,642(b)                61,470
Public Service
   Enterprise Group                               7,938                  505,889
Sempra Energy                                     8,181                  367,900
                                                                    ------------
Total                                                                  3,222,182
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                            29,470(b)               404,623
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.8%)
Anadarko Petroleum                               14,594                  724,884
Apache                                           10,454                  678,256
Ashland                                           2,259                  141,188
Chesapeake Energy                                11,820                  361,574
Chevron                                          70,454                4,212,445
ConocoPhillips                                   52,213                3,304,561
Devon Energy                                     13,986                  802,237
El Paso                                          21,973                  342,120
EOG Resources                                     7,678                  504,137
Exxon Mobil                                     193,258               11,771,344
Hess                                              2,534                  380,100

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
74 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- S&P 500 Index Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Kerr-McGee                                        3,671             $    392,246
Kinder Morgan                                     3,331                  334,699
Marathon Oil                                     11,610                  871,331
Murphy Oil                                        5,225                  275,514
Occidental Petroleum                             13,631                1,350,696
Sunoco                                            4,216                  289,175
Valero Energy                                    19,680                1,207,368
Williams Companies                               18,815                  425,219
XTO Energy                                       11,496                  473,865
                                                                    ------------
Total                                                                 28,842,959
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                       15,586                  529,612
Louisiana-Pacific                                 3,360                   81,514
MeadWestvaco                                      5,743                  157,358
Weyerhaeuser                                      7,699                  492,428
                                                                    ------------
Total                                                                  1,260,912
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Alberto-Culver                                    2,390                  111,159
Avon Products                                    14,256                  451,915
Estee Lauder
   Companies Cl A                                 3,770                  154,344
                                                                    ------------
Total                                                                    717,418
--------------------------------------------------------------------------------

PHARMACEUTICALS (6.2%)
Abbott Laboratories                              48,694                2,079,234
Allergan                                          4,800                  455,136
Barr Pharmaceuticals                              3,350(b)               176,545
Bristol-Myers Squibb                             62,001                1,522,125
Eli Lilly & Co                                   35,758                1,846,543
Forest Laboratories                              10,310(b)               386,419
Johnson & Johnson                                94,185                5,671,820
King Pharmaceuticals                              7,665(b)               136,284
Merck & Co                                       69,219                2,304,301
Mylan Laboratories                                6,920                  144,697
Pfizer                                          232,868(e)             5,509,657
Schering-Plough                                  46,825                  892,485
Watson Pharmaceuticals                            3,212(b)                81,360
Wyeth                                            42,543                1,945,917
                                                                    ------------
Total                                                                 23,152,523
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
Apartment Investment &
   Management Cl A                                3,060                  132,345
Archstone-Smith Trust                             6,750                  326,363
Boston Properties                                 2,835                  239,983
Equity Office Properties Trust                   11,749                  395,354
Equity Residential                                9,189                  405,235
Kimco Realty                                      6,730                  241,271
Plum Creek Timber                                 5,829                  208,387
ProLogis                                          7,705                  381,012
Public Storage                                    2,620                  187,802
Simon Property Group                              5,789                  460,977
Starwood Hotels &
   Resorts Worldwide                              6,835                  417,618
Vornado Realty Trust                              3,760                  337,986
                                                                    ------------
Total                                                                  3,734,333
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
ROAD & RAIL (0.8%)
Burlington Northern
   Santa Fe                                      11,799             $    913,360
CSX                                               6,946                  464,826
Norfolk Southern                                 13,046                  688,307
Union Pacific                                     8,382                  777,850
                                                                    ------------
Total                                                                  2,844,343
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Advanced Micro Devices                           15,220(b)               470,146
Altera                                           11,369(b)               222,378
Analog Devices                                   11,583                  390,695
Applied Materials                                50,216                  849,153
Broadcom Cl A                                    13,946(b)               471,514
Freescale
   Semiconductor Cl B                            12,992(b)               405,480
Intel                                           186,187                3,355,089
KLA-Tencor                                        6,313                  259,086
Linear Technology                                 9,678                  326,633
LSI Logic                                        12,399(b)               120,642
Maxim Integrated Products                        10,135                  311,449
Micron Technology                                21,279(b)               352,380
Natl Semiconductor                               10,678                  274,211
Novellus Systems                                  4,220(b)                97,735
NVIDIA                                           10,832(b)               248,919
PMC-Sierra                                        6,674(b)                64,337
Teradyne                                          6,274(b)                97,686
Texas Instruments                                50,653                1,581,893
Xilinx                                           10,911                  283,686
                                                                    ------------
Total                                                                 10,183,112
--------------------------------------------------------------------------------

SOFTWARE (3.0%)
Adobe Systems                                    18,986(b)               543,569
Autodesk                                          7,302(b)               265,720
BMC Software                                      6,731(b)               135,630
CA                                               14,442                  313,825
Citrix Systems                                    5,645(b)               212,139
Compuware                                        12,114(b)                89,159
Electronic Arts                                   9,614(b)               404,461
Intuit                                            5,596(b)               309,403
Microsoft                                       281,254(e)             6,370,402
Novell                                           12,324(b)                95,265
Oracle                                          119,260(b)             1,695,877
Parametric Technology                             3,511(b)                46,837
Symantec                                         33,019(b)               515,096
                                                                    ------------
Total                                                                 10,997,383
--------------------------------------------------------------------------------

SPECIALTY RETAIL (2.2%)
AutoNation                                        4,640(b)               100,642
AutoZone                                          1,746(b)               158,415
Bed Bath & Beyond                                 8,875(b)               312,134
Best Buy                                         12,873                  682,268
Circuit City Stores                               4,814                  144,613
Gap                                              18,160(e)               330,512
Home Depot                                       67,227                2,562,692
Limited Brands                                   11,023                  299,385
Lowe's Companies                                 24,745                1,541,118
Office Depot                                      9,359(b)               389,054
OfficeMax                                         2,241                   92,621

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
SPECIALTY RETAIL (CONT.)
RadioShack                                        4,258             $     71,620
Sherwin-Williams                                  3,507                  169,634
Staples                                          23,062                  541,726
Tiffany & Co                                      4,505                  154,026
TJX Companies                                    14,578                  345,644
                                                                    ------------
Total                                                                  7,896,104
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Coach                                            12,130(b)               352,740
Jones Apparel Group                               3,612                  117,173
Liz Claiborne                                     3,332                  128,848
Nike Cl B                                         5,991                  481,138
VF                                                2,788                  175,449
                                                                    ------------
Total                                                                  1,255,348
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Countrywide Financial                            19,086                  730,612
Fannie Mae                                       30,633                1,523,991
Freddie Mac                                      21,874                1,313,315
Golden West Financial                             8,106                  592,549
MGIC Investment                                   2,773                  182,658
Sovereign Bancorp                                11,306                  252,124
Washington Mutual                                31,381                1,440,701
                                                                    ------------
Total                                                                  6,035,950
--------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                     66,051                4,778,789
Reynolds American                                 2,705                  297,388
UST                                               5,175                  227,752
                                                                    ------------
Total                                                                  5,303,929
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                       2,416                  174,339
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
ALLTEL                                           12,279                  759,456
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $316,194,351)                                                $364,887,623
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (0.9%)
--------------------------------------------------------------------------------

ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
      06-01-06               5.07%         $  3,200,000             $  3,199,549
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $3,200,000)                                                  $  3,199,549
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $319,394,351)(f)                                             $368,087,172
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
75 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- S&P 500 Index Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the Common Stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts.

      TYPE OF SECURITY                                               CONTRACTS
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      E-Mini S&P 500 Index, June 2006                                       50

(f) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $319,394,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 67,746,000
      Unrealized depreciation                                       (19,053,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 48,693,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
76 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Select Value Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (93.4%)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
AEROSPACE & DEFENSE (4.8%)
Curtiss-Wright                                    2,000             $     67,600
GenCorp                                           5,000(b)                90,700
Honeywell Intl                                    8,000                  329,440
Kaman                                             5,000                   93,000
Precision Castparts                               3,000                  172,890
Rolls-Royce Group                                26,000(b,c)             200,934
Rolls-Royce Group Series B                      699,400(c)                 1,347
Sequa Cl A                                        3,000(b)               242,250
Sequa Cl B                                        1,000(b)                81,150
                                                                    ------------
Total                                                                  1,279,311
--------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
BorgWarner                                        1,000                   65,780
Dana                                             10,000                   25,350
Midas                                             6,000(b)               124,620
Modine Mfg                                        2,500                   58,750
                                                                    ------------
Total                                                                    274,500
--------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Coachmen Inds                                     4,000                   44,200
--------------------------------------------------------------------------------

BEVERAGES (3.7%)
Brown-Forman Cl A                                 3,000                  230,850
Coca-Cola                                         7,000                  308,210
Diageo ADR                                        2,500(c)               165,475
Fomento Economico
   Mexicano ADR                                   2,000(c)               171,580
PepsiAmericas                                     1,000                   22,330
Pernod-Ricard ADR                                 1,516(c)                73,959
                                                                    ------------
Total                                                                    972,404
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
Serologicals                                      6,000(b)               187,020
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
Griffon                                           7,000(b)               189,980
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Deutsche Bank                                     1,000(c)               114,660
Merrill Lynch & Co                                1,000                   72,410
T Rowe Price Group                                1,000                   79,100
                                                                    ------------
Total                                                                    266,170
--------------------------------------------------------------------------------

CHEMICALS (2.2%)
Ferro                                            17,000                  299,200
Hercules                                          5,000(b)                77,350
Omnova Solutions                                 12,000(b)                72,960
Sensient Technologies                             7,000                  141,260
Tronox Cl B                                         100                    1,293
                                                                    ------------
Total                                                                    592,063
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
M&T Bank                                            500                   57,550
PNC Financial Services Group                      1,000                   68,910
Wilmington Trust                                  2,000                   85,420
                                                                    ------------
Total                                                                    211,880
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Allied Waste Inds                                 7,000(b)          $     83,510
Nashua                                           10,000(b)                75,100
Republic Services                                 2,000                   81,600
Rollins                                           2,000                   39,400
Waste Management                                  7,000                  256,340
                                                                    ------------
Total                                                                    535,950
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
CBS Cl A                                          6,000                  155,400
Corning                                           2,000(b)                48,500
Motorola                                          3,000                   63,270
                                                                    ------------
Total                                                                    267,170
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Intermec                                          2,000(b)                46,080
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (--%)
Xanser                                            2,000(b)                 9,120
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Greif Cl A                                        1,000                   63,400
Myers Inds                                        2,000                   31,800
                                                                    ------------
Total                                                                     95,200
--------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts                                     3,000                  129,180
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
BCE                                               2,000(c)                48,480
Cincinnati Bell                                  10,000(b)                38,900
Citizens Communications                           2,000                   25,360
Commonwealth Telephone
   Enterprises                                    3,000                   99,150
Embarq                                              350(b)                14,585
Qwest Communications Intl                         5,000(b)                35,050
Sprint Nextel                                     7,000                  148,470
                                                                    ------------
Total                                                                    409,995
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (4.1%)
Allegheny Energy                                  2,500(b)                91,150
DPL                                              10,000                  268,000
Duquesne Light Holdings                           4,000                   64,920
Edison Intl                                       2,500                   98,100
El Paso Electric                                  1,000(b)                19,280
FPL Group                                         2,000                   79,660
Northeast Utilities                               1,000                   20,230
NSTAR                                             2,000                   55,320
Unisource Energy                                  2,000                   60,600
Westar Energy                                     6,000                  127,860
Xcel Energy                                      10,000                  187,700
                                                                    ------------
Total                                                                  1,072,820
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.4%)
Cooper Inds Cl A                                  5,000                  445,300
GrafTech Intl                                     5,000(b)                30,850
Thomas & Betts                                   12,000(b)               690,000
                                                                    ------------
Total                                                                  1,166,150
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
CTS                                               8,000             $    108,640
Excel Technology                                  1,500(b)                44,730
Paxar                                             1,000(b)                21,270
                                                                    ------------
Total                                                                    174,640
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
RPC                                               7,000                  163,730
Transocean                                        1,000(b)                81,370
                                                                    ------------
Total                                                                    245,100
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Safeway                                           4,000                   94,320
Topps                                             5,400                   44,118
                                                                    ------------
Total                                                                    138,438
--------------------------------------------------------------------------------

FOOD PRODUCTS (5.8%)
Archer-Daniels-Midland                            4,000                  166,280
Cadbury Schweppes ADR                             4,000(c)               154,160
Campbell Soup                                     1,000                   35,190
Corn Products Intl                                2,000                   53,360
Del Monte Foods                                   2,000                   23,680
Flowers Foods                                     2,000                   58,140
General Mills                                    10,000                  518,900
Groupe Danone ADR                                 8,000(c)               203,360
Hershey                                             500                   28,455
HJ Heinz                                          4,000                  169,400
WM Wrigley Jr                                     2,000                   91,440
Wm Wrigley Jr Cl B                                  500                   22,850
                                                                    ------------
Total                                                                  1,525,215
--------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                             1,000                   33,590
Southwest Gas                                     2,000                   58,220
                                                                    ------------
Total                                                                     91,810
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Conmed                                            4,000(b)                77,760
Zimmer Holdings                                   5,000(b)               302,750
                                                                    ------------
Total                                                                    380,510
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Chemed                                            1,600                   86,160
Henry Schein                                      2,000(b)                92,180
IMS Health                                        5,000                  134,900
Patterson Companies                               2,000(b)                68,500
                                                                    ------------
Total                                                                    381,740
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.9%)
Aztar                                             9,000(b)               466,740
Churchill Downs                                   8,000                  332,320
Gaylord Entertainment                             1,000(b)                43,820
GTECH Holdings                                    2,000                   69,100
Hilton Hotels                                     2,000                   54,920
Kerzner Intl                                        500(b,c)              39,645
Ladbrokes                                        28,117(c)               209,012
Las Vegas Sands                                   2,000(b)               141,220

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
77 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Select Value Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
MGM Mirage                                        3,500(b)          $    145,110
Pinnacle Entertainment                            2,000(b)                61,900
                                                                    ------------
Total                                                                  1,563,787
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.1%)
Cavalier Homes                                   12,000(b)                75,000
Cavco Inds                                        4,000(b)               189,720
Champion Enterprises                             15,000(b)               178,500
Fleetwood Enterprises                             6,000(b)                56,400
Palm Harbor Homes                                 5,000(b)                96,600
Skyline                                           6,000                  221,880
Southern Energy Homes                             2,000(b)                14,150
                                                                    ------------
Total                                                                    832,250
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Church & Dwight                                     750                   27,113
Clorox                                            1,000                   63,190
Energizer Holdings                                1,000(b)                52,260
Procter & Gamble                                  8,000                  434,000
                                                                    ------------
Total                                                                    576,563
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
Tredegar                                          7,000                   99,190
Tyco Intl                                         8,000(c)               216,880
                                                                    ------------
Total                                                                    316,070
--------------------------------------------------------------------------------

INSURANCE (0.7%)
Alleghany                                           510(b)               143,973
Unitrin                                           1,000                   44,810
                                                                    ------------
Total                                                                    188,783
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
IAC/InterActiveCorp                               3,800(b)                98,154
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
Yahoo!                                            6,400(b)               202,176
--------------------------------------------------------------------------------

MACHINERY (7.2%)
CIRCOR Intl                                       2,000                   58,540
Clarcor                                           4,000                  125,800
CNH Global                                        6,000(c)               148,680
Crane                                            15,000                  602,699
Deere & Co                                        1,000                   85,600
Flowserve                                         2,000(b)               106,360
ITT Inds                                          9,000                  469,350
Navistar Intl                                     4,500(b)               119,610
Oshkosh Truck                                     1,500                   79,275
Watts Water Technologies Cl A                     3,000                  102,840
                                                                    ------------
Total                                                                  1,898,754
--------------------------------------------------------------------------------

MEDIA (16.8%)
Cablevision Systems Cl A                         22,000                  432,519
Comcast Cl A                                      2,000(b)                64,260
DIRECTV Group                                     3,500(b)                61,460
Discovery Holding Cl A                            1,500(b)                20,805
Dow Jones & Co                                    2,500                   86,450
EchoStar
   Communications Cl A                            9,000(b)               269,370
EW Scripps Cl A                                   6,500                  300,820
Fisher Communications                             3,500(b)               153,195
Gemstar-TV Guide Intl                            32,000(b)               112,320

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
MEDIA (CONT.)
Gray Television                                   2,000             $     13,240
Grupo Televisa ADR                                3,000(c)                55,170
Knight Ridder                                     1,200                   74,412
Liberty Global Cl A                               4,000(b)                91,720
Liberty Global Series C                           4,000(b)                88,640
Liberty Media Holding -
   Capital                                          750(b,d)              59,678
Liberty Media Holding -
   Interactive Cl A                               3,750(b,d)              67,350
LIN TV Cl A                                       6,000(b)                52,800
McClatchy Cl A                                    1,400                   62,986
McGraw-Hill Companies                             2,000                  103,200
Media General Cl A                                4,500                  169,335
News Corp Cl A                                   16,120                  307,408
Reader's Digest Assn                              2,000                   28,460
Rogers Communications Cl B                        4,500(c)               187,785
Sinclair Broadcast Group Cl A                    16,000                  136,160
Time Warner                                      18,000                  309,780
Tribune                                          10,000                  298,400
Viacom Cl A                                       6,000(b)               226,140
Vivendi ADR                                       8,000(c)               287,280
Walt Disney                                      10,000                  305,000
Young Broadcasting Cl A                           6,000(b)                19,440
                                                                    ------------
Total                                                                  4,445,583
--------------------------------------------------------------------------------

METALS & MINING (1.1%)
Alcoa                                             4,000                  126,880
Newmont Mining                                    3,000                  156,450
                                                                    ------------
Total                                                                    283,330
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Aquila                                           12,000(b)                51,720
CMS Energy                                        2,200(b)                28,248
Energy East                                       1,000                   23,840
                                                                    ------------
Total                                                                    103,808
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
BP ADR                                            1,000(c)                70,700
Cabot Oil & Gas                                   1,000                   43,870
Chevron                                           5,500                  328,845
ConocoPhillips                                    1,721                  108,922
Devon Energy                                      3,000                  172,080
El Paso                                           3,000                   46,710
Exxon Mobil                                       1,000                   60,910
Kerr-McGee                                          500                   53,425
Royal Dutch Shell ADR                             2,500(c)               165,775
                                                                    ------------
Total                                                                  1,051,237
--------------------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Allergan                                            487                   46,177
Bristol-Myers Squibb                              2,000                   49,100
Eli Lilly & Co                                    5,000                  258,200
Johnson & Johnson                                 4,000                  240,880
Merck & Co                                        2,000                   66,580
Pfizer                                           14,000                  331,240
                                                                    ------------
Total                                                                    992,177
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Texas Instruments                                 5,000             $    156,150
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
AutoNation                                        1,472(b)                31,928
CSK Auto                                         10,000(b)               127,100
                                                                    ------------
Total                                                                    159,028
--------------------------------------------------------------------------------

TOBACCO (0.7%)
Swedish Match                                    12,000(c)               189,383
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
GATX                                              2,000                   86,820
--------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
SJW                                               2,000                   45,240
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.1%)
Nextel Partners Cl A                              6,000(b)               170,400
Telephone & Data Systems                          1,500                   58,470
Telephone & Data Systems
   Special Shares                                 1,500                   57,375
US Cellular                                       8,700(b)               522,000
                                                                    ------------
Total                                                                    808,245
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $22,520,676)                                                 $ 24,684,184
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (11.0%)
--------------------------------------------------------------------------------

ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
U.S. GOVERNMENT AGENCIES (3.8%)
Federal Home Loan Mtge Corp
      06-05-06               4.92%         $  1,000,000             $    999,317
--------------------------------------------------------------------------------

COMMERCIAL PAPER (7.2%)
CC (USA)/Centari
      07-07-06               5.12               500,000                  497,383
Fairway Finance
      06-07-06               5.00               800,000(e)               799,222
Park Granada LLC
      06-01-06               5.07               600,000(e)               599,916
                                                                    ------------
Total                                                                  1,896,521
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,896,332)                                                  $  2,895,838
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $25,417,008)(f)                                              $ 27,580,022
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
78 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Select Value Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 10.2% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the Common Stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $1,399,138 or 5.3% of net assets.

(f) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $25,417,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 3,466,000
      Unrealized depreciation                                        (1,303,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $ 2,163,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
79 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Short Duration U.S. Government Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (107.6%)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (52.4%)
Federal Farm Credit Bank
      04-05-07               2.15%         $  6,600,000             $  6,433,680
      06-19-07               6.75             2,565,000                2,601,120
      10-10-08               4.25             4,040,000                3,948,627
Federal Home Loan Bank
      09-15-06               3.50             6,035,000                6,004,970
      10-19-07               4.13            15,000,000               14,758,875
      01-18-08               4.63             7,655,000                7,576,996
      02-08-08               4.63             8,290,000                8,195,925
      11-21-08               4.63             2,215,000                2,179,261
Federal Home Loan Mtge Corp
      01-30-07               3.00             2,500,000                2,461,748
      08-17-07               4.00             6,210,000                6,112,838
      10-15-08               5.13             2,610,000                2,597,767
Federal Natl Mtge Assn
      03-02-07               3.00             3,855,000                3,788,285
      05-15-07               3.88             5,000,000                4,936,800
      10-15-08               4.50             1,400,000                1,375,336
      11-17-08               3.88               150,000                  144,987
U.S. Treasury
      02-15-07               2.25            18,585,000               18,216,924
      02-28-07               3.38            10,900,000               10,761,625
      06-30-07               3.63            37,425,000               36,847,532
      09-30-07               4.00            37,745,000               37,230,422
      11-30-07               4.25             7,410,000                7,324,029
      02-15-08               3.38            18,595,000               18,092,359
      05-15-08               5.63            31,350,000               31,689,207
      05-15-09               4.88             4,555,000                4,535,782
      05-15-16               5.13             9,970,000                9,977,787
      05-15-18               9.13             2,175,000                2,914,670
      08-15-23               6.25             5,790,000(i)             6,361,311
      02-15-26               6.00             2,170,000                2,339,531
                                                                    ------------
Total                                                                259,408,394
--------------------------------------------------------------------------------

ASSET-BACKED (1.6%)
Franklin Auto Trust
   Series 2004-2 Cl A4 (MBIA)
      08-15-12               3.93             5,000,000(k)             4,887,307
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
      03-16-09               2.94             2,427,623                2,383,256
Small Business Administration Participation Ctfs
   Series 2001-10B Cl 1
      09-10-11               5.89               372,112                  374,776
Small Business Administration Participation Ctfs
   Series 2001-20H Cl 1
      08-01-21               6.34               328,663                  337,652
                                                                    ------------
Total                                                                  7,982,991
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (1.1%)(F)
Citigroup Commercial Mtge Trust
   Series 2005-C3 Cl A1
      05-15-43               4.39%         $  4,439,073             $  4,322,216
Federal Natl Mtge Assn #360800
      01-01-09               5.74               896,596                  895,561
Federal Natl Mtge Assn #381990
      10-01-09               7.11               467,983                  488,107
                                                                    ------------
Total                                                                  5,705,884
--------------------------------------------------------------------------------

MORTGAGE-BACKED (50.6%)(F)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36               5.73             1,554,184(g)             1,543,027
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36               5.98             1,794,508(g)             1,783,418
Citigroup Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 1A2
      08-25-35               5.40             3,155,646(g)             3,147,757
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35               7.50               986,458                1,007,112
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36               6.00             2,903,316                2,858,713
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      06-25-46               5.32             3,200,000(h)             3,200,000
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35               7.00             2,293,173(d)             2,342,006
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46               5.38             2,232,049(g)             2,233,690
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-8 Cl 7A1
      09-25-35               7.00             1,919,159                1,934,752
Federal Home Loan Mtge Corp #A18107
      01-01-34               5.50             2,262,883                2,186,594
Federal Home Loan Mtge Corp #B16408
      09-01-19               5.50             1,573,756(i)             1,550,549

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C73304
      11-01-32               7.00%         $    382,325             $    392,264
Federal Home Loan Mtge Corp #D95319
      03-01-22               6.00               165,545                  165,313
Federal Home Loan Mtge Corp #E00489
      06-01-12               7.00                 9,415                    9,641
Federal Home Loan Mtge Corp #E81240
      06-01-15               7.50             1,329,105                1,382,437
Federal Home Loan Mtge Corp #E92454
      11-01-17               5.00               906,275                  877,578
Federal Home Loan Mtge Corp #E93465
      11-01-17               5.50             1,037,704                1,023,956
Federal Home Loan Mtge Corp #E95188
      03-01-18               6.00               527,026                  531,797
Federal Home Loan Mtge Corp #G10669
      03-01-12               7.50               551,151                  572,511
Federal Home Loan Mtge Corp #G11243
      04-01-17               6.50             1,504,312                1,532,163
Federal Home Loan Mtge Corp #G12099
      06-01-13               4.50               755,000                  721,183
Federal Home Loan Mtge Corp #G12100
      11-01-13               5.00               115,000                  111,477
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
      06-15-16               7.00             1,465,905                1,510,693
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
      01-15-18               5.00             1,353,140                1,331,865
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
      02-15-14              17.16               917,625(e)                51,377
      07-15-17               7.50             1,317,814(e)               169,974
      03-15-22               8.43             3,004,322(e)               507,093
      10-15-22              14.56               618,505(e)                34,882
      03-15-25              14.63             1,779,370(e)               145,705
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
      11-15-19              14.18             2,223,744(e,j)             155,037
Federal Natl Mtge Assn
      06-01-21               5.50             1,000,000(b)               984,688
      06-01-21               6.00             1,300,000(b)             1,307,719
      02-01-36               6.18             2,599,887(g)             2,622,194
      06-01-36               5.00             1,000,000(b)               937,812
      06-01-36               5.50             3,300,000(b)             3,177,280
      06-01-36               6.00            13,150,000(b)            12,985,626
      06-01-36               6.50            23,050,000(b)            23,251,689
      06-01-36               7.00             4,000,000(b)             4,097,500
Federal Natl Mtge Assn #190353
      08-01-34               5.00             2,954,201                2,779,503

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
80 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Short Duration U.S. Government Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #252211
      01-01-29               6.00%         $    126,816             $    125,823
Federal Natl Mtge Assn #252409
      03-01-29               6.50             1,511,397                1,543,037
Federal Natl Mtge Assn #254384
      06-01-17               7.00               419,436                  430,585
Federal Natl Mtge Assn #254723
      05-01-23               5.50             3,980,103                3,882,466
Federal Natl Mtge Assn #254748
      04-01-13               5.50             1,155,497                1,138,436
Federal Natl Mtge Assn #254757
      05-01-13               5.00             1,137,483                1,112,223
Federal Natl Mtge Assn #254774
      05-01-13               5.50               932,959                  922,696
Federal Natl Mtge Assn #254864
      08-01-13               4.50             1,478,676                1,424,858
Federal Natl Mtge Assn #255488
      10-01-14               5.50             1,495,401                1,477,691
Federal Natl Mtge Assn #255501
      09-01-14               6.00             1,339,612                1,349,527
Federal Natl Mtge Assn #313470
      08-01-10               7.50               366,777                  373,711
Federal Natl Mtge Assn #323133
      04-01-13               5.50                51,103                   50,513
Federal Natl Mtge Assn #357324
      01-01-33               5.00             3,795,251                3,576,310
Federal Natl Mtge Assn #357485
      02-01-34               5.50             5,146,236                4,975,330
Federal Natl Mtge Assn #507182
      07-01-14               6.00               115,998                  116,789
Federal Natl Mtge Assn #512232
      05-01-29               7.00                40,365                   41,465
Federal Natl Mtge Assn #535168
      12-01-14               5.50               171,796                  169,797
Federal Natl Mtge Assn #545818
      07-01-17               6.00             1,506,402                1,519,028
Federal Natl Mtge Assn #545864
      08-01-17               5.50             1,976,081                1,952,317
Federal Natl Mtge Assn #545910
      08-01-17               6.00             1,744,948                1,759,570
Federal Natl Mtge Assn #555063
      11-01-17               5.50             2,405,555                2,376,093
Federal Natl Mtge Assn #555343
      08-01-17               6.00               689,297                  693,990
Federal Natl Mtge Assn #555367
      03-01-33               6.00             3,243,424                3,214,081
Federal Natl Mtge Assn #555375
      04-01-33               6.00               157,842                  156,803
Federal Natl Mtge Assn #555387
      04-01-33               4.62             2,389,618(g)             2,404,648
Federal Natl Mtge Assn #555740
      08-01-18               4.50               203,112                  192,861
Federal Natl Mtge Assn #602630
      10-01-31               7.00               254,207                  260,886
Federal Natl Mtge Assn #606789
      10-01-31               7.00             2,484,387                2,549,654
Federal Natl Mtge Assn #626720
      01-01-17               6.00               516,333                  519,852

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #630992
      09-01-31               7.00%         $  1,009,690             $  1,047,012
Federal Natl Mtge Assn #630993
      09-01-31               7.50               856,527                  889,531
Federal Natl Mtge Assn #633672
      06-01-17               6.00               398,882                  402,601
Federal Natl Mtge Assn #636720
      05-01-17               5.50               134,490                  132,785
Federal Natl Mtge Assn #638210
      05-01-32               6.50               181,538                  184,558
Federal Natl Mtge Assn #648040
      06-01-32               6.50               759,436                  768,254
Federal Natl Mtge Assn #648349
      06-01-17               6.00             1,294,003                1,304,846
Federal Natl Mtge Assn #648679
      07-01-32               6.00             2,866,347                2,840,416
Federal Natl Mtge Assn #654413
      09-01-32               7.00               193,110                  198,149
Federal Natl Mtge Assn #656562
      02-01-33               7.00               326,911                  337,252
Federal Natl Mtge Assn #665752
      09-01-32               6.50               636,835                  644,230
Federal Natl Mtge Assn #668412
      02-01-18               5.50               677,140                  669,442
Federal Natl Mtge Assn #670387
      08-01-32               7.00                20,143                   20,682
Federal Natl Mtge Assn #671054
      01-01-33               7.00                28,338                   29,078
Federal Natl Mtge Assn #671174
      02-01-33               4.60               724,446(g)               711,118
Federal Natl Mtge Assn #675692
      02-01-18               6.00               524,813                  528,386
Federal Natl Mtge Assn #678940
      02-01-18               5.50               996,199                  983,921
Federal Natl Mtge Assn #679183
      02-01-18               5.50             1,175,361                1,160,056
Federal Natl Mtge Assn #684588
      03-01-33               6.50               256,082                  259,592
Federal Natl Mtge Assn #688181
      03-01-33               6.00             1,688,819                1,673,540
Federal Natl Mtge Assn #695838
      04-01-18               5.50               290,197                  286,549
Federal Natl Mtge Assn #696154
      04-01-33               4.56             1,757,090(g)             1,723,608
Federal Natl Mtge Assn #696711
      05-01-18               5.50             1,241,404                1,225,428
Federal Natl Mtge Assn #696714
      05-01-18               5.50               441,109                  435,308
Federal Natl Mtge Assn #701937
      04-01-33               6.00               182,571                  180,861
Federal Natl Mtge Assn #704610
      06-01-33               5.50             3,885,013                3,755,992
Federal Natl Mtge Assn #705655
      05-01-33               5.00             1,694,043                1,595,807
Federal Natl Mtge Assn #720378
      06-01-18               4.50             1,671,737                1,587,074
Federal Natl Mtge Assn #722325
      07-01-33               4.97               773,327(g)               749,756

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #723448
      07-01-13               5.00%         $    954,562             $    936,493
Federal Natl Mtge Assn #725232
      03-01-34               5.00             3,908,624                3,681,966
Federal Natl Mtge Assn #725425
      04-01-34               5.50             4,359,305                4,217,104
Federal Natl Mtge Assn #725431
      08-01-15               5.50             2,554,381                2,524,881
Federal Natl Mtge Assn #725558
      06-01-34               4.57             1,718,566(g)             1,667,668
Federal Natl Mtge Assn #725737
      08-01-34               4.53               976,235(g)               966,941
Federal Natl Mtge Assn #725773
      09-01-34               5.50             5,131,801                4,955,431
Federal Natl Mtge Assn #735057
      01-01-19               4.50             2,453,798                2,329,528
Federal Natl Mtge Assn #740843
      11-01-18               5.00               141,602                  137,179
Federal Natl Mtge Assn #744010
      07-01-13               5.00             1,882,327                1,849,583
Federal Natl Mtge Assn #747536
      11-01-33               5.00             2,227,051                2,097,906
Federal Natl Mtge Assn #754297
      12-01-33               4.74               314,289(g)               302,442
Federal Natl Mtge Assn #755891
      03-01-13               5.00               386,524                  381,032
Federal Natl Mtge Assn #791447
      10-01-34               6.00               782,706                  774,653
Federal Natl Mtge Assn #797044
      07-01-34               5.50             3,505,019                3,384,558
Federal Natl Mtge Assn #799769
      11-01-34               5.06             1,333,205(g)             1,311,180
Federal Natl Mtge Assn #801344
      10-01-34               5.08             1,495,504(g)             1,478,545
Federal Natl Mtge Assn #815264
      05-01-35               5.25             2,078,427(g)             2,056,383
Federal Natl Mtge Assn #815463
      02-01-35               5.50               860,471                  830,898
Federal Natl Mtge Assn #821378
      05-01-35               5.03             1,071,515(g)             1,058,993
Federal Natl Mtge Assn #836561
      10-01-35               6.00             1,820,413                1,799,472
Federal Natl Mtge Assn #845070
      12-01-35               5.10             1,165,589(g)             1,148,396
Federal Natl Mtge Assn #849082
      01-01-36               5.86             1,498,357(g)             1,496,432
Federal Natl Mtge Assn #849170
      01-01-36               5.98             3,034,545(g)             3,040,724
Federal Natl Mtge Assn #865689
      02-01-36               5.90             3,490,618(g)             3,493,131
Federal Natl Mtge Assn #878661
      02-01-36               5.50             5,034,758(b)             4,833,367
Federal Natl Mtge Assn #881629
      02-01-36               5.50             3,732,850(b)             3,576,779
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
      01-25-36               8.73             2,151,085(e)               600,520

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
81 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Short Duration U.S. Government Fund

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24
      12-25-12              20.00%         $    644,982(e)          $     27,009
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-26
      03-25-23               8.45               778,560(e)               164,254
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71
      12-25-31              10.63               658,986(e)               137,738
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-81
      11-25-13              10.08             1,506,454(e)                94,935
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84
      12-25-22               9.25               518,061(e)                86,028
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133
      12-25-26               8.00               453,323                  481,353
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-94
      07-25-23               5.50             2,457,838                2,447,082
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-W11 Cl A1
      06-25-33               7.22                62,148(g)                62,566
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2004-60
      04-25-34               5.50             2,213,302                2,186,933
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA3 Cl 3A1
      05-25-35               5.38             1,728,509                1,708,458
Govt Natl Mtge Assn #498182
      05-15-16               6.00               943,587                  954,050
Govt Natl Mtge Assn #605970
      03-15-33               6.00               317,885                  317,027
Govt Natl Mtge Assn #615738
      03-15-18               7.00             1,129,650                1,165,318
Govt Natl Mtge Assn #615740
      08-15-13               6.00             2,358,195                2,377,356
Govt Natl Mtge Assn #780758
      04-15-13               7.00               217,753                  224,406
Govt Natl Mtge Assn #781507
      09-15-14               6.00             1,044,551                1,052,952

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
      10-16-27               5.00%         $    125,000             $    121,032
      04-16-31               6.00               762,881                  763,762
      03-20-34               4.50             1,450,892                1,415,366
GSR Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR2 Cl 2A1
      04-25-35               4.86                19,558(g)                19,234
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 3A
      06-19-34               2.98             1,430,311(g)             1,402,558
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A11
      10-19-35               6.01             2,081,733(g)             2,134,415
Indymac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR13 Cl A1
      07-25-36               6.11             2,775,000(g)             2,794,512
Morgan Stanley Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-2AR Cl 3A
      02-25-34               5.04             1,374,111(g)             1,340,390
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-15 Cl 4A1
      07-25-35               5.53             3,246,971(g)             3,165,797
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
      07-25-36               6.00             2,025,000(g)             2,009,180
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
      07-25-36               7.00             1,999,153                2,015,464
Vendee Mtge Trust
   Collateralized Mtge Obligation
   Series 2003-1 Cl D
      12-15-25               5.75             2,832,553                2,828,850
Vendee Mtge Trust
   Collateralized Mtge Obligation
   Series 2003-2 Cl D
      11-15-23               5.00                85,462                   84,962
Washington Mutual
   Collateralized Mtge Obligation
   Series 2002-AR15 Cl A5
      12-25-32               4.38               675,263(g)               663,233
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35               5.00             4,682,769                4,420,815
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35               5.50             1,836,988                1,758,916

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                      COUPON          PRINCIPAL                   VALUE(a)
                             RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR2 Cl 2A2
      03-25-35               4.55%         $     10,841(g)          $     10,543
                                                                    ------------
Total                                                                251,164,126
--------------------------------------------------------------------------------

FOREIGN AGENCIES (2.0%)
KFW
      05-19-09               5.25            10,000,000                9,986,210
--------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $542,266,851)                                                $534,247,605
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (8.1%)
--------------------------------------------------------------------------------

ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
      06-05-06               5.01%         $ 10,000,000             $  9,993,041
Citibank Credit Card Dakota Nts
      06-13-06               5.02             7,000,000(c)             6,987,336
Nieuw Amsterdam
      06-07-06               5.02            10,100,000(c)            10,090,142
Old Line Funding
      06-13-06               5.01            10,000,000(c)             9,981,945
Park Granada LLC
      06-01-06               5.09             3,400,000(c)             3,399,519
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $40,457,626)                                                 $ 40,451,983
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $582,724,477)(l)                                             $574,699,588
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
82 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Short Duration U.S. Government Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $55,390,651.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $30,458,942 or 6.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $2,342,006 or 0.5% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                          NOTIONAL AMOUNT
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, Sept. 2006, 2-year                        $21,400,000
      U.S. Treasury Note, Sept. 2006, 5-year                          8,500,000

      SALE CONTRACTS
      U.S. Treasury Note, June 2006, 10-year                          4,800,000

(j) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2006.

(k) The following abbreviation is used in the portfolio security description to identify the insurer of the issue: MBIA -- MBIA Insurance Corporation

(l) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $582,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $   318,000
      Unrealized depreciation                                        (8,342,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                   $(8,024,000)
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
83 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Small Cap Advantage Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (98.8%)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
AEROSPACE & DEFENSE (2.2%)
Armor Holdings                                    7,700(b)          $    439,824
BE Aerospace                                      7,542(b)               167,206
Ceradyne                                         12,651(b)               552,469
DRS Technologies                                 15,300                  814,878
HEICO                                            12,000                  367,800
K&F Inds Holdings                                22,000(b)               419,100
Kaman                                            12,500                  232,500
Moog Cl A                                        16,306(b)               566,960
Orbital Sciences                                 38,000(b)               569,620
SI Intl                                          12,000(b)               380,280
Teledyne Technologies                            19,700(b)               674,725
                                                                    ------------
Total                                                                  5,185,362
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                              13,863(b)               624,805
Hub Group Cl A                                    9,000(b)               425,880
Pacer Intl                                       12,000                  354,120
                                                                    ------------
Total                                                                  1,404,805
--------------------------------------------------------------------------------

AIRLINES (0.7%)
AirTran Holdings                                  8,097(b)                99,593
Continental Airlines Cl B                        34,000(b)               843,201
ExpressJet Holdings                              16,035(b)                94,125
SkyWest                                          26,700                  620,241
                                                                    ------------
Total                                                                  1,657,160
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
American Axle &
   Mfg Holdings                                  10,595                  185,730
ArvinMeritor                                     32,055                  537,563
Bandag                                            3,075                  114,636
Cooper Tire & Rubber                             12,330                  140,315
LKQ                                               3,762(b)                73,547
Superior Inds Intl                                7,193                  132,279
Tenneco                                          15,000(b)               357,600
                                                                    ------------
Total                                                                  1,541,670
--------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Monaco Coach                                      6,397                   83,417
Thor Inds                                         4,615                  221,889
                                                                    ------------
Total                                                                    305,306
--------------------------------------------------------------------------------

BEVERAGES (0.6%)
Boston Beer Cl A                                 23,000(b)               621,690
Hansen Natural                                    4,296(b)               794,202
                                                                    ------------
Total                                                                  1,415,892
--------------------------------------------------------------------------------

BIOTECHNOLOGY (3.1%)
Albany Molecular Research                        22,800(b)               235,068
Alkermes                                         30,377(b)               602,072
Amylin Pharmaceuticals                            8,000(b)               363,600
Applera - Celera
   Genomics Group                                37,700(b,d)             422,240
Arena Pharmaceuticals                            36,192(b)               493,659
BioMarin Pharmaceutical                          25,644(b)               333,116
Caliper Life Sciences                            48,600(b)               249,804

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
BIOTECHNOLOGY (CONT.)
Cubist Pharmaceuticals                            6,160(b)          $    145,807
CV Therapeutics                                  22,000(b)               366,520
deCODE genetics                                  35,700(b,c)             246,687
Exelixis                                         36,000(b)               390,600
Human Genome Sciences                            29,300(b)               321,128
InterMune                                        12,000(b)               190,320
Lexicon Genetics                                 57,600(b)               288,000
Medarex                                          49,300(b)               505,818
Myogen                                            3,873(b)               120,644
Myriad Genetics                                  10,400(b)               271,544
Neurocrine Biosciences                            9,255(b)               182,416
Regeneron Pharmaceuticals                        34,000(b)               439,960
Vertex Pharmaceuticals                           31,071(b)             1,071,949
                                                                    ------------
Total                                                                  7,240,952
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Ameron Intl                                       3,607                  206,609
Lennox Intl                                      16,000                  455,520
NCI Building Systems                             10,000(b)               606,400
USG                                               2,458(b)               226,333
                                                                    ------------
Total                                                                  1,494,862
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
Calamos Asset
   Management Cl A                               14,000                  445,060
Investment Technology Group                      21,679(b)             1,025,417
Knight Capital Group Cl A                        45,973(b)               708,904
LaBranche & Co                                   11,592(b)               150,000
MCG Capital                                       3,096                   48,700
Piper Jaffray Companies                           3,139(b)               198,667
TradeStation Group                                6,049(b)                84,142
Waddell & Reed
   Financial Cl A                                 5,212                  116,123
                                                                    ------------
Total                                                                  2,777,013
--------------------------------------------------------------------------------

CHEMICALS (1.6%)
Cambrex                                           4,693                   94,799
FMC                                               1,428                   92,206
HB Fuller                                         9,940                  479,605
Hercules                                         25,000(b)               386,750
Innospec                                          6,021(c)               145,407
NewMarket                                         2,959                  143,216
OM Group                                         18,417(b)               583,450
PolyOne                                          44,000(b)               415,800
Sensient Technologies                            13,234                  267,062
Spartech                                         18,000                  413,280
Westlake Chemical                                13,000                  405,860
WR Grace & Co                                    14,175(b)               201,285
                                                                    ------------
Total                                                                  3,628,720
--------------------------------------------------------------------------------

COMMERCIAL BANKS (4.1%)
Amcore Financial                                  5,448                  164,257
AmericanWest Bancorp                              3,191                   74,414
BancorpSouth                                     45,496                1,183,807
BOK Financial                                    15,000                  736,350

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
COMMERCIAL BANKS (CONT.)
Camden Natl                                       1,625             $     63,489
Capitol Bancorp                                  11,600                  475,136
Center Financial                                 12,000                  279,960
Central Pacific Financial                        17,000                  611,490
Chemical Financial                                7,360                  214,986
Chittenden                                        8,422                  227,815
Citizens Banking                                  4,275                  113,886
City Holding                                     17,100                  618,336
Community Trust Bancorp                           3,847                  130,913
East-West Bancorp                                15,000                  599,250
First BanCorp Puerto Rico                        15,185(c)               161,417
First Citizens
   BancShares Cl A                                  146                   27,566
First Community Bancorp                          11,050                  641,563
First Community Bancshares                        2,570                   81,983
First Financial Bancorp                           3,862                   62,680
Greater Bay Bancorp                              35,652                1,062,787
Hanmi Financial                                  28,300                  542,511
Irwin Financial                                   3,304                   68,062
Old Natl Bancorp                                  4,524                   86,770
Oriental Financial Group                          5,917(c)                73,489
Republic Bancorp                                  6,203                   67,427
Southwest Bancorp                                 3,216                   77,216
Susquehanna Bancshares                            6,798                  155,266
Taylor Capital Group                             11,000                  452,430
Tompkins Trustco                                  1,946                   79,708
Trustmark                                        12,840                  385,328
UMB Financial                                     2,852                   91,891
                                                                    ------------
Total                                                                  9,612,183
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.4%)
Administaff                                       3,723                  143,075
Advisory Board                                   14,500(b)               749,650
American Reprographics                           10,000(b)               346,700
Banta                                             2,962                  146,501
Clean Harbors                                     2,637(b)                95,697
Consolidated Graphics                            12,000(b)               611,280
Corinthian Colleges                              40,000(b)               552,400
Corrections Corp of America                      12,000(b)               613,800
CRA Intl                                         10,000(b)               444,000
Ennis                                             4,273                   83,409
Escala Group                                      4,375(b)                31,631
FTI Consulting                                   20,000(b)               527,800
IKON Office Solutions                             8,831                  114,097
Jackson Hewitt Tax Service                       27,700                  905,789
Labor Ready                                      34,200(b)               791,730
NCO Group                                         7,788(b)               204,902
Pre-Paid Legal Services                           1,780                   62,193
SOURCECORP                                        4,120(b)               102,506
Spherion                                         37,400(b)               312,664
TeleTech Holdings                                21,000(b)               252,840
United Stationers                                16,674(b)               774,007
Viad                                              5,189                  159,250
                                                                    ------------
Total                                                                  8,025,921
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
84 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Small Cap Advantage Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
COMMUNICATIONS EQUIPMENT (3.0%)
3Com                                             48,000(b)          $    216,480
ARRIS Group                                      87,900(b)             1,056,558
Black Box                                        19,574                1,010,997
CIENA                                           137,291(b)               575,249
CommScope                                        25,200(b)               736,596
Finisar                                         143,212(b)               654,479
Foundry Networks                                 49,000(b)               630,140
Packeteer                                        37,000(b)               423,650
Polycom                                          33,000(b)               712,470
Redback Networks                                  8,793(b)               210,065
Sycamore Networks                                62,700(b)               277,134
Tekelec                                          20,000(b)               288,600
UTStarcom                                        50,259(b)               320,652
                                                                    ------------
Total                                                                  7,113,070
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Brocade Communications
   Systems                                      102,000(b)               623,220
Electronics for Imaging                          25,000(b)               585,750
Emulex                                           14,800(b)               262,256
Imation                                          22,497                  865,685
Intergraph                                        3,970(b)               141,134
Iomega                                           40,800(b)               133,824
Komag                                            17,189(b)               713,859
Palm                                             25,626(b)               422,316
                                                                    ------------
Total                                                                  3,748,044
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
Comfort Systems USA                               8,300                  107,900
EMCOR Group                                      11,546(b)               555,247
Granite Construction                             13,000                  537,290
MasTec                                           35,100(b)               451,737
Quanta Services                                  41,900(b)               697,635
Shaw Group                                       14,747(b)               392,860
Washington Group Intl                             7,700                  414,953
                                                                    ------------
Total                                                                  3,157,622
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Eagle Materials                                  20,486                  998,283
Texas Inds                                       11,000                  538,670
                                                                    ------------
Total                                                                  1,536,953
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.1%)
Advance America
   Cash Advance Centers                           5,541                   83,946
Cash America Intl                                10,100                  310,777
CompuCredit                                      20,600(b)               788,156
First Cash Financial Services                     4,142(b)                88,887
MoneyGram Intl                                   25,765                  901,260
World Acceptance                                 12,700(b)               408,559
                                                                    ------------
Total                                                                  2,581,585
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Myers Inds                                       23,000                  365,700
Rock-Tenn Cl A                                   30,786                  476,259
Silgan Holdings                                   7,400                  276,686
                                                                    ------------
Total                                                                  1,118,645
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
DISTRIBUTORS (0.1%)
Andersons                                           976             $    100,801
Handleman                                         8,883                   75,683
                                                                    ------------
Total                                                                    176,484
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.9%)
IntercontinentalExchange                          5,000(b)               278,500
Intl Securities Exchange                         12,000                  490,320
iShares Russell 2000
   Index Fund                                    43,000                3,087,400
NASDAQ Stock Market                              17,852(b)               543,415
                                                                    ------------
Total                                                                  4,399,635
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Cincinnati Bell                                  64,000(b)               248,960
Level 3 Communications                           88,000(b)               437,360
Talk America Holdings                            60,700(b)               473,460
Time Warner Telecom Cl A                         11,042(b)               168,170
                                                                    ------------
Total                                                                  1,327,950
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allete                                            3,000                  136,440
Black Hills                                       3,274                  110,759
CH Energy Group                                   1,171                   53,925
Cleco                                            39,934                  886,935
Duquesne Light Holdings                           5,515                   89,508
Idacorp                                          21,576                  720,854
Otter Tail                                       22,725                  592,895
Sierra Pacific Resources                         44,000(b)               609,400
                                                                    ------------
Total                                                                  3,200,716
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
Acuity Brands                                     8,000                  319,200
Encore Wire                                       3,264(b)               124,652
General Cable                                    26,609(b)               858,407
Genlyte Group                                    11,000(b)               767,580
Regal-Beloit                                     15,000                  718,950
                                                                    ------------
Total                                                                  2,788,789
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.2%)
Aeroflex                                         61,174(b)               716,348
Anixter Intl                                      7,800                  380,094
Brightpoint                                      30,391(b)               649,755
Itron                                            12,000(b)               717,600
LoJack                                           28,000(b)               494,200
Methode Electronics                              12,000                  114,480
MTS Systems                                      10,000                  417,500
Multi-Fineline Electronix                         2,940(b)                97,814
Paxar                                             9,893(b)               210,424
Plexus                                            6,624(b)               260,522
Rofin-Sinar Technologies                         14,498(b)               791,011
SYNNEX                                            9,997(b)               179,346
Technitrol                                        3,172                   72,385
TTM Technologies                                  3,705(b)                54,130
                                                                    ------------
Total                                                                  5,155,609
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.2%)
Atwood Oceanics                                  10,400(b)               507,208
Grey Wolf                                       106,200(b)               812,430
Helix Energy Solutions Group                     20,632(b)               731,611
Hydril                                            7,500(b)               561,675

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Lone Star Technologies                            3,072(b)          $    148,992
NS Group                                         16,835(b)               840,403
Oil States Intl                                  23,100(b)               802,494
Parker Drilling                                  64,514(b)               476,113
RPC                                              22,400                  523,936
Superior Energy Services                         11,000(b)               361,900
TETRA Technologies                               28,342(b)               823,902
TODCO Cl A                                       11,000                  485,870
Veritas DGC                                       8,000(b)               377,840
                                                                    ------------
Total                                                                  7,454,374
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores                           15,000                  335,850
Longs Drug Stores                                 9,000                  414,360
Nash Finch                                        3,225                   74,917
Pathmark Stores                                   3,210(b)                30,014
Performance Food Group                           21,000(b)               684,389
Ruddick                                           8,383                  196,498
Spartan Stores                                   33,000                  437,250
Weis Markets                                      3,294                  131,892
                                                                    ------------
Total                                                                  2,305,170
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Chiquita Brands Intl                              3,400                   48,654
Corn Products Intl                               17,700                  472,236
Farmer Brothers                                   1,872                   37,945
Lancaster Colony                                  3,469                  135,187
Premium Standard Farms                           23,000                  382,030
Seaboard                                            145                  190,240
                                                                    ------------
Total                                                                  1,266,292
--------------------------------------------------------------------------------

GAS UTILITIES (1.5%)
Energen                                          17,672                  598,727
Laclede Group                                    14,000                  471,100
New Jersey Resources                              9,000                  404,280
Nicor                                            20,418                  836,730
Peoples Energy                                    4,826                  181,072
Southwest Gas                                    24,000                  698,640
WGL Holdings                                      7,294                  210,067
                                                                    ------------
Total                                                                  3,400,616
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
Candela                                          22,000(b)               378,840
Cutera                                           14,000(b)               230,860
DJO                                              15,000(b)               575,250
Haemonetics                                      17,000(b)               858,500
Hologic                                          29,838(b)             1,178,302
ICU Medical                                       9,000(b)               373,230
Illumina                                         12,200(b)               333,426
Intuitive Surgical                               10,295(b)             1,145,730
Invacare                                          2,608                   73,859
LifeCell                                          4,532(b)               122,364
Meridian Bioscience                               3,559                   84,669
Molecular Devices                                 5,900(b)               169,566
Nektar Therapeutics                              26,000(b)               519,740
OraSure Technologies                              6,308(b)                55,069
Thoratec                                          7,016(b)                99,417
Varian                                           15,000(b)               660,150
                                                                    ------------
Total                                                                  6,858,972
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
85 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Small Cap Advantage Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (4.4%)
American Retirement                               8,100(b)          $    260,901
AMERIGROUP                                        6,249(b)               179,346
AMN Healthcare Services                          19,000(b)               373,920
Chemed                                           15,000                  807,750
Cross Country Healthcare                         20,000(b)               352,600
HealthExtras                                      4,586(b)               137,763
Kindred Healthcare                                3,205(b)                81,279
LCA-Vision                                        8,000                  434,720
Magellan Health Services                         15,000(b)               606,750
Molina Healthcare                                10,000(b)               378,200
Odyssey HealthCare                               26,000(b)               424,060
Per-Se Technologies                              23,712(b)               590,903
PSS World Medical                                34,900(b)               619,824
Psychiatric Solutions                            25,400(b)               746,760
Radiation Therapy Services                       22,800(b)               553,356
RehabCare Group                                   4,836(b)                81,583
Stewart Enterprises Cl A                          7,907                   44,991
Sunrise Senior Living                            11,000(b)               368,390
TriZetto Group                                   48,000(b)               684,480
Ventiv Health                                    46,686(b)             1,379,105
Vital Images                                     10,785(b)               251,183
WellCare Health Plans                            21,000(b)             1,044,750
                                                                    ------------
Total                                                                 10,402,614
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
Bluegreen                                         4,800(b)                57,792
Bob Evans Farms                                   8,838                  246,492
Domino's Pizza                                   31,900                  755,392
IHOP                                             12,000                  576,240
Jack in the Box                                  19,862(b)               827,451
Krispy Kreme Doughnuts                           10,427(b)                98,327
Monarch Casino & Resort                          24,200(b)               666,952
Multimedia Games                                 24,000(b)               269,040
Papa John's Intl                                  5,802(b)               182,531
Ruby Tuesday                                     25,866                  719,333
Ryan's Restaurant Group                          11,779(b)               145,706
Speedway Motorsports                             13,000                  499,850
Vail Resorts                                     18,000(b)               647,100
                                                                    ------------
Total                                                                  5,692,206
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Beazer Homes USA                                  6,175                  307,206
Blyth                                             6,284                  132,907
Champion Enterprises                             41,000(b)               487,900
crocs                                            13,000(b)               297,830
Ethan Allen Interiors                            19,048                  724,967
Furniture Brands Intl                            35,185                  757,180
La-Z-Boy                                         13,800                  206,448
M/I Homes                                         4,095                  147,420
Tempur-Pedic Intl                                19,000(b)               261,440
Tupperware Brands                                34,238                  704,276
WCI Communities                                   5,751(b)               121,864
                                                                    ------------
Total                                                                  4,149,438
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
WD-40                                            21,000                  683,130
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (--%)
Standex Intl                                      3,155                   92,599
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
INSURANCE (5.4%)
Alfa                                             10,548             $    163,810
American Physicians Capital                      17,000(b)               785,740
AmerUs Group                                      5,196                  302,095
Argonaut Group                                    4,604(b)               141,619
Commerce Group                                    3,676                  208,613
Delphi Financial Group Cl A                      18,624                  984,651
FBL Financial Group Cl A                          4,296                  153,711
FPIC Insurance Group                             25,100(b)               943,007
Horace Mann Educators                            53,078                  889,057
Infinity Property & Casualty                      2,819                  120,146
LandAmerica Financial Group                      15,762                1,054,793
Navigators Group                                 13,800(b)               568,836
Ohio Casualty                                    35,200                1,051,424
Phoenix Companies                                33,000                  467,940
Presidential Life                                 5,183                  129,627
ProAssurance                                     23,400(b)             1,104,714
RLI                                              13,000                  614,900
Safety Insurance Group                           15,050                  709,457
Selective Insurance Group                        22,500                1,226,249
State Auto Financial                              3,250                  105,625
Stewart Information Services                      4,421                  168,042
Triad Guaranty                                    3,067(b)               166,017
United Fire & Casualty                            4,893                  153,396
Universal American Financial                      9,086(b)               127,113
                                                                    ------------
Total                                                                 12,340,582
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.1%)
Coldwater Creek                                  10,578(b)               271,855
Insight Enterprises                              10,045(b)               182,216
NetFlix                                          21,028(b)               582,265
NutriSystem                                      12,841(b)               872,161
Priceline.com                                    18,000(b)               559,800
                                                                    ------------
Total                                                                  2,468,297
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.2%)
aQuantive                                        30,151(b)               747,443
Bankrate                                          1,799(b)                81,944
CNET Networks                                    19,284(b)               168,928
Digital River                                     9,000(b)               395,640
Digitas                                          28,000(b)               364,280
EarthLink                                        49,808(b)               414,901
Homestore                                        15,425(b)                91,933
InfoSpace                                        15,000(b)               340,050
j2 Global Communications                         26,200(b)               695,872
NIC                                              14,300(b)                91,806
RealNetworks                                     39,000(b)               368,940
United Online                                    24,450                  291,444
ValueClick                                       38,118(b)               600,740
Websense                                         24,000(b)               531,600
                                                                    ------------
Total                                                                  5,185,521
--------------------------------------------------------------------------------

IT SERVICES (1.6%)
CSG Systems Intl                                 45,493(b)             1,059,077
MAXIMUS                                           9,615                  305,661
MPS Group                                        42,000(b)               631,680
Perot Systems Cl A                               42,173(b)               592,109
StarTek                                           3,123                   47,095
Sykes Enterprises                                21,446(b)               369,729

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
IT SERVICES (CONT.)
TALX                                             19,000             $    505,400
Tyler Technologies                               30,000(b)               318,900
                                                                    ------------
Total                                                                  3,829,651
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Callaway Golf                                    12,029                  160,347
JAKKS Pacific                                     6,531(b)               127,289
Nautilus                                          4,706                   79,531
                                                                    ------------
Total                                                                    367,167
--------------------------------------------------------------------------------

MACHINERY (4.0%)
Actuant Cl A                                     14,000                  826,420
AGCO                                             15,000(b)               366,900
American Science &
   Engineering                                    4,000(b)               229,880
Barnes Group                                     12,000                  495,480
Bucyrus Intl Cl A                                 3,828                  195,381
Cascade                                           2,895                  108,852
Clarcor                                          21,500                  676,175
Crane                                            10,100                  405,818
Flowserve                                         5,520(b)               293,554
Gardner Denver                                   13,000(b)               980,979
JLG Inds                                         29,318                  637,667
Kennametal                                        5,700                  340,860
Lincoln Electric Holdings                        12,872                  707,445
Manitowoc                                        12,998                  597,778
Mueller Inds                                     14,998                  489,685
Nordson                                          10,000                  466,500
Trinity Inds                                     13,624                  849,320
Wabtec                                           17,900                  625,963
                                                                    ------------
Total                                                                  9,294,657
--------------------------------------------------------------------------------

MEDIA (0.7%)
Citadel Broadcasting                             27,000                  256,770
Cox Radio Cl A                                   26,000(b)               365,820
Entravision
   Communications Cl A                           49,000(b)               385,141
Morningstar                                       8,000(b)               337,520
Reader's Digest Assn                              5,593                   79,588
Valassis Communications                           3,480(b)               100,885
                                                                    ------------
Total                                                                  1,525,724
--------------------------------------------------------------------------------

METALS & MINING (2.9%)
Aleris Intl                                       6,000(b)               259,380
AMCOL Intl                                       14,000                  378,420
Carpenter Technology                              4,400                  491,920
Century Aluminum                                  4,000(b)               166,600
Chaparral Steel                                   4,000(b)               245,720
Cleveland-Cliffs                                  3,400                  250,308
Coeur d'Alene Mines                              53,000(b)               253,340
Commercial Metals                                34,977                  860,784
Foundation Coal Holdings                          5,000                  226,650
Gibraltar Inds                                   13,000                  362,050
Oregon Steel Mills                                6,000(b)               281,580
Quanex                                           11,000                  432,520
Reliance Steel & Aluminum                        10,888                  877,681
RTI Intl Metals                                   3,190(b)               191,560
Ryerson                                           2,976                   77,674

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
86 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Small Cap Advantage Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
METALS & MINING (CONT.)
Steel Dynamics                                    8,000             $    464,720
Stillwater Mining                                26,638(b)               365,740
Titanium Metals                                  16,013(b)               579,510
                                                                    ------------
Total                                                                  6,766,157
--------------------------------------------------------------------------------

MULTILINE RETAIL (--%)
99 Cents Only Stores                              9,251(b)               103,426
--------------------------------------------------------------------------------

MULTI-UTILITIES (--%)
Aquila                                           24,892(b)               107,285
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
Arena Resources                                  15,000(b)               460,650
Atlas America                                    10,000(b)               456,000
ATP Oil & Gas                                     4,353(b)               182,739
Cimarex Energy                                   19,122                  775,588
Frontier Oil                                      9,000                  504,000
Giant Inds                                        2,003(b)               126,590
Holly                                             8,130                  678,286
Houston Exploration                               1,903(b)               101,411
KCS Energy                                        6,411(b)               180,662
Parallel Petroleum                               25,727(b)               622,079
Penn Virginia                                    10,000                  679,000
Petroleum Development                            13,000(b)               473,720
St. Mary Land & Exploration                      15,231                  595,380
Stone Energy                                      3,018(b)               150,447
Swift Energy                                      8,800(b)               353,408
Tesoro                                            2,561                  174,430
W&T Offshore                                      4,000                  153,480
World Fuel Services                              16,000                  799,199
                                                                    ------------
Total                                                                  7,467,069
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Schweitzer-Mauduit Intl                           4,563                  115,763
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.7%)
Chattem                                          14,200(b)               498,136
NBTY                                             21,536(b)               564,674
Parlux Fragrances                                22,000(b)               606,320
                                                                    ------------
Total                                                                  1,669,130
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Alpharma Cl A                                     9,000                  210,780
Andrx                                             6,643(b)               155,180
First Horizon Pharmaceutical                     16,800(b)               354,648
Medicis Pharmaceutical Cl A                      11,000                  328,020
MGI PHARMA                                       15,000(b)               270,150
Perrigo                                          28,900                  486,098
                                                                    ------------
Total                                                                  1,804,876
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.8%)
American Home
   Mtge Investment                               27,210                  907,997
Anthracite Capital                               15,492                  174,440
Anworth Mtge Asset                               17,575                  138,843
Arbor Realty Trust                               25,000                  611,500
Corporate Office
   Properties Trust                              16,000                  632,000
Equity Inns                                      46,000                  710,700
Highwoods Properties                             19,000                  589,000
IMPAC Mtge Holdings                              31,747                  338,106

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Kilroy Realty                                     3,338             $    221,410
LaSalle Hotel Properties                         20,400                  847,211
MFA Mtge Investments                             34,856                  236,324
Mid-America
   Apartment Communities                         12,000                  606,000
Nationwide Health Properties                     38,000                  797,619
Natl Retail Properties                           33,000                  636,900
New Century Financial                             3,666                  170,726
Novastar Financial                                2,233                   70,295
PS Business Parks                                15,000                  797,250
RAIT Investment Trust                             7,588                  191,218
Redwood Trust                                     5,034                  231,363
Saxon Capital                                    12,068                  134,558
Sovran Self Storage                              14,000                  660,380
Tanger Factory Outlet Centers                    25,000                  759,250
Taubman Centers                                  17,000                  661,300
Universal Health
   Realty Income Trust                            4,016                  125,179
                                                                    ------------
Total                                                                 11,249,569
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Jones Lang LaSalle                                8,000                  636,080
--------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
Amerco                                            2,583(b)               228,363
Arkansas Best                                    16,342                  673,453
Celadon Group                                     8,000(b)               223,760
Genesee & Wyoming Cl A                           17,903(b)               537,806
Heartland Express                                17,000                  286,620
Old Dominion Freight Line                         7,850(b)               241,859
Werner Enterprises                               10,800                  210,276
                                                                    ------------
Total                                                                  2,402,137
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Atheros Communications                           23,791(b)               525,543
Cirrus Logic                                     25,000(b)               204,500
Conexant Systems                                 90,000(b)               263,700
Cymer                                            18,000(b)               835,020
Cypress Semiconductor                            20,000(b)               303,600
Diodes                                            2,340(b)                83,327
DSP Group                                        20,700(b)               544,203
Entegris                                         40,173(b)               388,875
ESS Technology                                   26,925(b)                69,467
Fairchild Semiconductor Intl                     21,000(b)               366,870
FormFactor                                       10,000(b)               387,400
Hittite Microwave                                13,000(b)               462,280
Integrated Device Technology                     26,000(b)               372,840
Mattson Technology                               34,000(b)               304,640
Microsemi                                        41,641(b)               998,551
MKS Instruments                                  29,000(b)               633,070
NetLogic Microsystems                            13,000(b)               424,580
OmniVision Technologies                          35,169(b)             1,030,452
ON Semiconductor                                116,300(b)               702,452
PMC-Sierra                                       28,000(b)               269,920
Power Integrations                                9,000(b)               158,580
Rambus                                           26,035(b)               631,609
RF Micro Devices                                 50,000(b)               362,500
Silicon Image                                    33,600(b)               319,872
Silicon Laboratories                              8,000(b)               312,080
Skyworks Solutions                               29,140(b)               164,932

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Standard Microsystems                             2,873(b)          $     65,476
Supertex                                          2,099(b)                85,135
Trident Microsystems                             32,800(b)               724,224
Zoran                                             8,353(b)               206,737
                                                                    ------------
Total                                                                 12,202,435
--------------------------------------------------------------------------------

SOFTWARE (2.5%)
ANSYS                                            20,822(b)             1,050,262
FactSet Research Systems                         11,000                  494,010
FileNet                                          17,200(b)               448,060
Internet Security Systems                        19,500(b)               399,360
Lawson Software                                  50,000(b)               337,500
MICROS Systems                                   13,000(b)               534,950
MicroStrategy Cl A                                7,000(b)               660,660
Midway Games                                      8,368(b)                59,831
Nuance Communications                            24,340(b)               212,245
Opsware                                           9,770(b)                76,401
Parametric Technology                            23,520(b)               313,757
Quality Systems                                   3,812                  126,635
SPSS                                              1,709(b)                63,233
TIBCO Software                                   49,000(b)               375,830
Transaction Systems
   Architects                                    20,300(b)               792,918
                                                                    ------------
Total                                                                  5,945,652
--------------------------------------------------------------------------------

SPECIALTY RETAIL (4.1%)
Aeropostale                                      12,000(b)               296,880
Asbury Automotive Group                           3,790(b)                79,059
Blockbuster Cl A                                 13,500                   62,775
Buckle                                            2,270                   94,023
Cato Cl A                                        35,775                  843,933
Charming Shoppes                                 33,000(b)               367,620
Dress Barn                                       23,916(b)               559,395
Finish Line Cl A                                  6,128                   78,438
GameStop Cl A                                    10,000(b)               429,400
Genesco                                          16,600(b)               584,154
Group 1 Automotive                                5,361                  325,788
GUESS?                                           13,130(b)               544,370
Gymboree                                         19,000(b)               672,411
Jos A Bank Clothiers                             11,375(b)               413,140
Lithia Motors Cl A                                2,492                   79,744
Movie Gallery                                     8,498                   42,405
Pantry                                           10,200(b)               589,560
Payless ShoeSource                               19,180(b)               511,722
Pier 1 Imports                                   18,091                  153,593
Sonic Automotive                                 22,337                  534,524
Stage Stores                                     19,000                  618,450
Steiner Leisure                                  10,000(b,c)             416,900
Talbots                                           5,174                  110,051
Too                                              13,000(b)               533,000
Tractor Supply                                    7,000(b)               389,270
Zale                                             15,116(b)               354,924
                                                                    ------------
Total                                                                  9,685,529
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Brown Shoe                                        7,339                  258,186
Carter's                                          6,000(b)               350,640
Hartmarx                                          3,500(b)                26,145
Kellwood                                          5,890                  183,709
Phillips-Van Heusen                              29,600                1,049,320

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
87 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Small Cap Advantage Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Russell                                           7,382             $    134,722
Skechers USA Cl A                                28,000(b)               752,080
Steven Madden                                     4,050                  129,519
Stride Rite                                       7,044                   88,684
                                                                    ------------
Total                                                                  2,973,005
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.2%)
Anchor BanCorp Wisconsin                          2,526                   73,633
CharterMac LP                                     4,800                   86,352
Corus Bankshares                                 30,000                  847,500
Doral Financial                                  27,058(c)               204,017
Downey Financial                                 11,029                  751,075
FirstFed Financial                               11,092(b)               641,561
Flagstar Bancorp                                  5,829                   94,080
Fremont General                                   7,083                  143,289
ITLA Capital                                        929                   46,311
Ocwen Financial                                  71,500(b)               810,810
R-G Financial Cl B                                8,669(c)                78,888
TierOne                                          19,400                  636,320
W Holding                                        27,547(c)               205,501
WSFS Financial                                   10,200                  625,362
                                                                    ------------
Total                                                                  5,244,699
--------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                         7,598                  280,062
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
TRADING COMPANIES & DISTRIBUTORS (1.4%)
Applied Industrial
   Technologies                                  17,000             $    655,350
GATX                                             14,685                  637,476
UAP Holding                                      14,000                  330,400
United Rentals                                   15,145(b)               493,424
Watsco                                            6,619                  370,730
WESCO Intl                                       11,969(b)               786,842
                                                                    ------------
Total                                                                  3,274,222
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Leap Wireless Intl                                9,000(b)               394,470
SBA Communications Cl A                          47,187(b)             1,080,110
                                                                    ------------
Total                                                                  1,474,580
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $211,978,482)                                                $231,313,634
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.2%)
--------------------------------------------------------------------------------

ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Gemini Securitization
      06-01-06               5.07%         $  2,800,000(e)          $  2,799,606
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,800,000)                                                  $  2,799,606
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $214,778,482)(f)                                             $234,113,240
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 0.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the Common Stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $2,799,606 or 1.2% of net assets.

(f) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $214,778,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $29,162,000
      Unrealized depreciation                                        (9,827,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $19,335,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
88 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource VP -- Small Cap Value Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (90.2%)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
AEROSPACE & DEFENSE (0.8%)
AAR                                              34,600(b)          $    833,168
Armor Holdings                                    2,900(b)               165,648
Ceradyne                                         19,200(b)               838,464
DRS Technologies                                  3,100                  165,106
Mercury Computer Systems                        113,900(b)             1,870,238
Orbital Sciences                                 37,800(b)               566,622
                                                                    ------------
Total                                                                  4,439,246
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
EGL                                               9,500(b)               428,165
--------------------------------------------------------------------------------

AIRLINES (1.0%)
Air France-KLM ADR                               56,650(c)             1,217,975
Alaska Air Group                                 95,700(b)             3,707,418
Mesa Air Group                                   75,200(b)               720,416
SkyWest                                          10,000                  232,300
                                                                    ------------
Total                                                                  5,878,109
--------------------------------------------------------------------------------

AUTO COMPONENTS (2.4%)
Aftermarket Technology                           10,300(b)               250,084
ArvinMeritor                                      7,300                  122,421
Lear                                            260,400                6,171,480
STRATTEC SECURITY                                27,796(b)             1,181,330
Superior Inds Intl                              189,400                3,483,066
Visteon                                         159,000(b)             1,179,780
Zapata                                          174,790(b)             1,258,488
                                                                    ------------
Total                                                                 13,646,649
--------------------------------------------------------------------------------

BEVERAGES (0.8%)
Coca-Cola Bottling
   Company Consolidated                          87,702                4,284,243
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Albany Molecular Research                        34,800(b)               358,788
BioMarin Pharmaceutical                          54,100(b)               702,759
Tanox                                            12,800(b)               182,912
                                                                    ------------
Total                                                                  1,244,459
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Lennox Intl                                       6,500                  185,055
Royal Group Technologies                        474,300(b,c)           4,173,840
Universal Forest Products                         9,600                  631,008
                                                                    ------------
Total                                                                  4,989,903
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Knight Capital Group Cl A                       281,800(b)             4,345,356
LaBranche & Co                                   82,700(b)             1,070,138
Oppenheimer Holdings Cl A                       119,230(c)             3,290,748
Piper Jaffray Companies                          15,900(b)             1,006,311
                                                                    ------------
Total                                                                  9,712,553
--------------------------------------------------------------------------------

CHEMICALS (1.3%)
HB Fuller                                         8,500                  410,125
Olin                                             27,500                  487,025
Pioneer Companies                                31,700(b)               880,309
PolyOne                                         422,400(b)             3,991,680

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
CHEMICALS (CONT.)
Schulman A                                       12,100             $    292,215
Sensient Technologies                            29,200                  589,256
Spartech                                         21,400                  491,344
Vulcan Intl                                       2,000                  122,750
Westlake Chemical                                 3,600                  112,392
                                                                    ------------
Total                                                                  7,377,096
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.6%)
Bank of Hawaii                                   55,200                2,800,296
Boston Private
   Financial Holdings                            45,240                1,357,200
Central Pacific Financial                        15,000                  539,550
Citizens Banking                                 21,800                  580,752
City Holding                                     14,000                  506,240
Columbia Banking System                           3,500                  117,600
Community Bank System                             6,800                  131,852
Community Trust Bancorp                           3,700                  125,911
Cullen/Frost Bankers                             55,800                3,163,860
First BanCorp Puerto Rico                        39,800(c)               423,074
First Community Bancorp                          14,100                  818,646
First Republic Bank                              11,850                  497,937
Greater Bay Bancorp                              37,900                1,129,799
Hanmi Financial                                  32,400                  621,108
Independent Bank                                 13,415                  361,534
Intl Bancshares                                  54,520                1,553,820
Mercantile Bank                                   8,501                  341,740
NBT Bancorp                                       9,000                  198,450
Pacific Capital Bancorp                          21,500                  739,170
Prosperity Bancshares                             4,000                  129,160
Republic Bancorp                                 76,080                  826,990
Republic Bancorp Cl A                            61,470                1,258,291
Southcoast Financial                                490(b)                10,731
Sterling Bancshares                              39,000                  666,510
Susquehanna Bancshares                           44,800                1,023,232
Umpqua Holdings                                  20,400                  537,336
United Community Banks                           10,100                  300,677
                                                                    ------------
Total                                                                 20,761,466
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (6.6%)
ADESA                                            87,640                1,994,686
BB Holdings                                     411,182(b,c)           1,830,104
Brady Cl A                                      105,900                4,215,879
Buhrmann ADR                                     18,530(c)               291,010
CBIZ                                             54,300(b)               447,975
Central Parking                                  35,400                  506,574
CPI                                              82,552                2,167,816
Ennis                                            23,900                  466,528
Exponent                                         20,730(b)               621,900
FTI Consulting                                    8,500(b)               224,315
IKON Office Solutions                            39,600                  511,632
John H Harland                                   22,200                  950,826
Mac-Gray                                        417,530(b)             5,390,312
PICO Holdings                                   147,650(b)             5,020,100
Spherion                                         90,400(b)               755,744
Synagro Technologies                          1,378,777                6,190,708

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Volt Information Sciences                        74,310(b)          $  2,220,383
Waste Inds USA                                  112,466                2,284,184
WCA Waste                                       242,858(b)             1,964,721
                                                                    ------------
Total                                                                 38,055,397
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.3%)
3Com                                          1,131,000(b)             5,100,810
Anaren                                           18,500(b)               363,710
Audiovox Cl A                                   177,888(b)             2,170,234
CommScope                                        39,300(b)             1,148,739
Oplink Communications                            16,800(b)               317,352
Sycamore Networks                                19,000(b)                83,980
UTStarcom                                       591,600(b)             3,774,408
                                                                    ------------
Total                                                                 12,959,233
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Diebold                                         103,700                4,408,287
Imation                                          62,390                2,400,767
Intergraph                                       24,500(b)               870,975
Komag                                            24,000(b)               996,720
Palm                                             17,700(b)               291,696
                                                                    ------------
Total                                                                  8,968,445
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Insituform Technologies Cl A                    152,600(b)             3,906,560
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Advanta Cl B                                      7,800                  285,480
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
AptarGroup                                       59,130                3,110,238
Myers Inds                                       20,800                  330,720
                                                                    ------------
Total                                                                  3,440,958
--------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Material Holding                        25,600                  730,112
Handleman                                        17,400                  148,248
                                                                    ------------
Total                                                                    878,360
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Financial Federal                                16,800                  469,896
Medallion Financial                             204,428                2,663,697
Prospect Energy                                  31,678                  520,786
                                                                    ------------
Total                                                                  3,654,379
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Atlantic Tele-Network                            47,855                1,207,860
Broadwing                                        51,000(b)               581,400
CT Communications                                10,500                  170,520
Golden Telecom                                   16,600(c)               417,822
IDT                                             145,270(b)             1,993,105
Talk America Holdings                            27,600(b)               215,280
                                                                    ------------
Total                                                                  4,585,987
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
89 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Small Cap Value Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
ELECTRIC UTILITIES (1.7%)
CH Energy Group                                   9,200             $    423,660
Cleco                                            38,300                  850,643
Otter Tail                                       14,000                  365,260
Reliant Energy                                  534,000(b)             6,221,100
Sierra Pacific Resources                         73,300(b)             1,015,205
Unisource Energy                                 23,700                  718,110
                                                                    ------------
Total                                                                  9,593,978
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
Encore Wire                                      29,700(b)             1,134,243
General Cable                                     5,400(b)               174,204
Regal-Beloit                                    113,100                5,420,883
Thomas & Betts                                   14,000(b)               805,000
                                                                    ------------
Total                                                                  7,534,330
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
Agilysys                                         30,500                  503,250
Anixter Intl                                      7,100                  345,983
Coherent                                         12,600(b)               414,918
CTS                                               7,200                   97,776
Ingram Micro Cl A                               175,880(b)             3,035,689
Littelfuse                                      125,900(b)             4,410,277
MTS Systems                                       2,700                  112,725
Nam Tai Electronics                              82,270(c)             1,866,706
Newport                                          28,800(b)               472,320
Plexus                                          131,500(b)             5,171,895
TTM Technologies                                 10,900(b)               159,249
Vishay Intertechnology                          318,800(b)             5,180,500
                                                                    ------------
Total                                                                 21,771,288
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
CHC Helicopter Cl A                             175,500(c)             4,317,300
GulfMark Offshore                                25,900(b)               651,644
Maverick Tube                                    22,300(b)             1,074,860
NS Group                                         10,300(b)               514,176
Oil States Intl                                  11,800(b)               409,932
SEACOR Holdings                                   1,800(b)               146,700
                                                                    ------------
Total                                                                  7,114,612
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
Arden Group                                      27,790                2,713,416
Casey's General Stores                          161,460                3,615,089
Great Atlantic & Pacific Tea                     17,300                  435,960
Performance Food Group                            9,800(b)               319,382
Village Super Market Cl A                        16,497                1,134,664
                                                                    ------------
Total                                                                  8,218,511
--------------------------------------------------------------------------------

FOOD PRODUCTS (2.3%)
American Dairy                                  160,850(b)             2,343,585
Calavo Growers                                   51,620                  554,915
Chiquita Brands Intl                             33,900                  485,109
Hines Horticulture                              175,294(b)               636,317
Industrias Bachoco ADR                          266,828(c)             5,376,583
J & J Snack Foods                                56,390                1,824,217
Omega Protein                                   183,330(b)             1,121,980
Tootsie Roll Inds                                21,000                  636,930
                                                                    ------------
Total                                                                 12,979,636
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
GAS UTILITIES (0.3%)
Laclede Group                                    15,100             $    508,115
New Jersey Resources                             12,100                  543,532
Nicor                                             8,100                  331,938
Northwest Natural Gas                             6,600                  230,208
                                                                    ------------
Total                                                                  1,613,793
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Analogic                                          7,000                  399,910
Greatbatch                                       24,000(b)               544,560
Molecular Devices                                29,500(b)               847,830
                                                                    ------------
Total                                                                  1,792,300
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Alderwoods Group                                 11,500(b)               222,410
Genesis HealthCare                              134,000(b)             6,307,380
Magellan Health Services                         21,100(b)               853,495
Natl Healthcare                                  72,455                3,213,379
                                                                    ------------
Total                                                                 10,596,664
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.4%)
Bluegreen                                        41,300(b)               497,252
Bob Evans Farms                                  16,100                  449,029
CBRL Group                                       96,970                3,629,587
Centerplate Unit                                 79,430(d)             1,115,992
Frisch's Restaurants                             72,290                1,797,852
Interstate Hotels & Resorts                     365,640(b)             2,376,660
Intl Speedway Cl A                               27,570                1,338,248
Jack in the Box                                  55,860(b)             2,327,128
Kerzner Intl                                     36,500(b,c)           2,894,085
Lodgian                                         149,300(b)             1,718,443
Luby's                                           13,100(b)               136,764
Marcus                                            6,900                  121,509
Nathan's Famous                                   5,000(b)                67,910
Papa John's Intl                                  7,900(b)               248,534
Ryan's Restaurant Group                           9,100(b)               112,567
Sands Regent                                    147,335(b)             2,151,091
Speedway Motorsports                            113,170                4,351,386
                                                                    ------------
Total                                                                 25,334,037
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.2%)
American Greetings Cl A                          93,800                2,109,562
Avatar Holdings                                   7,400(b)               416,990
Brookfield Homes                                  7,728                  275,117
California Coastal
   Communities                                  126,110(b)             4,449,160
Champion Enterprises                            206,900(b)             2,462,110
Coinmach Service Cl A                           226,570                2,254,372
Coinmach Service Unit                           130,340(d)             2,231,421
Furniture Brands Intl                            48,300                1,039,416
Helen of Troy                                   104,500(b,c)           2,005,355
Technical Olympic USA                            27,350                  493,941
WCI Communities                                  12,000(b)               254,280
                                                                    ------------
Total                                                                 17,991,724
--------------------------------------------------------------------------------

INSURANCE (3.6%)
21st Century
   Insurance Group                               57,100                  863,352
Alleghany                                         3,110(b)               877,953
American Natl Insurance                          11,000                1,276,550
American Physicians Capital                      17,700(b)               818,094

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
INSURANCE (CONT.)
Argonaut Group                                    3,400(b)          $    104,584
Arthur J Gallagher & Co                          66,770                1,774,747
Erie Indemnity Cl A                              24,400                1,234,640
Hilb Rogal & Hobbs                               53,360                2,076,238
LandAmerica
   Financial Group                               16,400                1,097,488
Midland                                          78,303                3,108,628
NYMAGIC                                          18,770                  595,948
Ohio Casualty                                    35,400                1,057,398
Phoenix Companies                                43,500                  616,830
Presidential Life                                13,400                  335,134
Quanta Capital Holdings                         689,300(b,c)           1,668,106
Safety Insurance Group                            8,100                  381,834
State Auto Financial                              8,200                  266,500
Stewart Information Services                      5,900                  224,259
Wesco Financial                                   5,220                2,080,692
                                                                    ------------
Total                                                                 20,458,975
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
ValueVision Media Cl A                           17,700(b)               219,657
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
EarthLink                                        23,800(b)               198,254
Internet Capital Group                           64,100(b)               552,542
United Online                                   228,720                2,726,342
Vignette                                         54,500(b)               742,835
webMethods                                       23,000(b)               207,690
                                                                    ------------
Total                                                                  4,427,663
--------------------------------------------------------------------------------

IT SERVICES (1.4%)
Cass Information Systems                         90,770                4,538,500
Ciber                                            32,700(b)               207,645
CSG Systems Intl                                 14,900(b)               346,872
MPS Group                                        70,100(b)             1,054,304
Perot Systems Cl A                               53,100(b)               745,524
StarTek                                           7,100                  107,068
Sykes Enterprises                                62,300(b)             1,074,052
                                                                    ------------
Total                                                                  8,073,965
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat                                       10,300                  188,902
Brunswick                                        97,300                3,495,989
Head                                            139,000(b,c)             504,570
JAKKS Pacific                                    36,500(b)               711,385
                                                                    ------------
Total                                                                  4,900,846
--------------------------------------------------------------------------------

MACHINERY (4.8%)
Albany Intl Cl A                                  9,900                  395,604
EnPro Inds                                       26,000(b)               903,760
Flowserve                                        97,200(b)             5,169,096
FreightCar America                               12,000                  724,320
Gardner Denver                                   16,500(b)             1,245,090
Harsco                                           59,700                4,836,894
IDEX                                             82,000                3,964,700
Kaydon                                          124,600                5,199,557
Nordson                                           8,000                  373,200
Tennant                                           8,400                  417,060
Terex                                            51,800(b)             4,739,700
                                                                    ------------
Total                                                                 27,968,981
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
90 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Small Cap Value Fund

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
MARINE (0.9%)
Kirby                                            64,900(b)          $  4,875,937
--------------------------------------------------------------------------------

MEDIA (1.7%)
Journal Register                                 38,800                  388,000
Media General Cl A                               11,400                  428,982
Meredith                                         45,510                2,277,776
Radio One Cl D                                  123,640(b)               906,281
RCN                                               5,400(b)               141,858
Valassis Communications                         145,600(b)             4,220,943
Value Line                                       27,314                1,144,457
World Wrestling
   Entertainment                                 18,500                  330,225
                                                                    ------------
Total                                                                  9,838,522
--------------------------------------------------------------------------------

METALS & MINING (3.4%)
AK Steel Holding                                581,700(b)             7,823,865
AM Castle & Co                                   14,400                  398,880
Century Aluminum                                111,400(b)             4,639,810
Quanex                                           22,450                  882,734
Reliance Steel & Aluminum                        13,500                1,088,235
Steel Dynamics                                   24,400                1,417,396
Stillwater Mining                               222,800(b)             3,059,044
                                                                    ------------
Total                                                                 19,309,964
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.8%)
Bon-Ton Stores                                   16,200                  428,004
Conn's                                           23,800(b)               688,296
Dillard's Cl A                                  193,700                5,272,514
Dollar General                                  244,500                3,985,350
                                                                    ------------
Total                                                                 10,374,164
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.8%)
Callon Petroleum                                 36,700(b)               655,462
Chaparral Resources                             488,780(b)             2,810,485
Chesapeake Energy                               118,500                3,624,915
Cimarex Energy                                   51,743                2,098,696
Encore Acquisition                              230,790(b)             6,129,781
Harvest Natural Resources                        63,300(b)               874,173
Holly                                             2,800                  233,604
Houston Exploration                              47,720(b)             2,542,999
Overseas Shipholding Group                       70,800                3,635,580
St. Mary Land & Exploration                      19,700                  770,073
Swift Energy                                     22,200(b)               891,552
TC Pipelines LP                                  39,940                1,301,645
TransMontaigne                                   15,300(b)               175,950
USEC                                            122,000                1,471,320
                                                                    ------------
Total                                                                 27,216,235
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Domtar                                          708,000(c)             4,637,400
Louisiana-Pacific                                11,300                  274,138
                                                                    ------------
Total                                                                  4,911,538
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Alpharma Cl A                                    40,400                  946,167
Medicis Pharmaceutical Cl A                      16,780                  500,380
Watson Pharmaceuticals                           29,920(b)               757,874
                                                                    ------------
Total                                                                  2,204,421
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (2.1%)
Arbor Realty Trust                               26,000             $    635,960
Ashford Hospitality Trust                        40,100                  479,195
Boykin Lodging                                   19,400(b)               207,386
Capital Trust Cl A                                4,300                  146,458
CentraCore Properties Trust                       6,600                  159,852
Entertainment
   Properties Trust                              23,200                  952,360
FelCor Lodging Trust                             50,100                1,042,581
Getty Realty                                      7,900                  203,425
Highland Hospitality                              9,000                  108,900
HomeBanc                                         25,900                  202,020
Inland Real Estate                               66,600                  943,056
Innkeepers USA Trust                             64,500                1,001,040
Investors Real Estate Trust                      17,600                  161,744
Kite Realty Group Trust                          16,000                  237,440
LaSalle Hotel Properties                         28,200                1,171,146
LTC Properties                                    5,500                  120,780
Nationwide Health Properties                     13,900                  291,761
Natl Health Investors                            13,700                  366,612
Natl Retail Properties                           45,500                  878,150
New Century Financial                             4,200                  195,594
Omega Healthcare Investors                       41,900                  516,627
Redwood Trust                                     3,100                  142,476
Senior Housing
   Properties Trust                              50,100                  862,221
Spirit Finance                                   21,300                  248,145
Trustreet Properties                              8,600                  111,628
Winston Hotels                                   38,100                  414,528
                                                                    ------------
Total                                                                 11,801,085
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Gyrodyne Company of
   America                                       24,402(b)             1,324,541
MI Developments Cl A                            100,500(c)             3,524,535
Wellsford Real Properties                        50,300                  369,705
                                                                    ------------
Total                                                                  5,218,781
--------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Covenant Transport Cl A                          71,200(b)               932,720
Laidlaw Intl                                    168,700                4,251,240
RailAmerica                                      16,800(b)               189,000
SCS Transportation                               25,900(b)               633,773
                                                                    ------------
Total                                                                  6,006,733
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Asyst Technologies                               96,500(b)               663,920
Cirrus Logic                                     80,300(b)               656,854
Cymer                                            20,800(b)               964,912
Integrated Silicon Solution                     182,800(b)             1,030,992
Spansion Cl A                                   332,100(b)             5,987,763
TriQuint Semiconductor                          830,587(b)             4,285,829
Zoran                                             5,600(b)               138,600
                                                                    ------------
Total                                                                 13,728,870
--------------------------------------------------------------------------------

SOFTWARE (1.7%)
Lawson Software                                 107,800(b)               727,650
Mentor Graphics                                 398,300(b)             5,006,631
Reynolds & Reynolds Cl A                        133,700                3,744,937
Ulticom                                          13,800(b)               125,304
                                                                    ------------
Total                                                                  9,604,522
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
SPECIALTY RETAIL (3.5%)
Asbury Automotive Group                          22,600(b)          $    471,436
Barnes & Noble                                   98,370                3,755,767
Books-A-Million                                 168,432                2,509,637
Cato Cl A                                        12,250                  288,978
Dress Barn                                        9,000(b)               210,510
Finlay Enterprises                               34,520(b)               341,403
Men's Wearhouse                                 115,750                3,920,452
Payless ShoeSource                               20,100(b)               536,268
PETCO Animal Supplies                            69,420(b)             1,468,927
Regis                                           122,310                4,241,710
Sonic Automotive                                 35,900                  859,087
Talbots                                          59,800                1,271,946
Too                                               7,700(b)               315,700
                                                                    ------------
Total                                                                 20,191,821
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
K-Swiss Cl A                                     31,100                  820,418
Lazare Kaplan Intl                              133,760(b)             1,134,285
Perry Ellis Intl                                 47,638(b)             1,150,934
Steven Madden                                    37,050                1,184,859
                                                                    ------------
Total                                                                  4,290,496
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.6%)
Astoria Financial                               164,440                4,975,955
BankAtlantic Bancorp Cl A                        70,610                1,037,967
BankUnited Financial Cl A                        23,400                  725,868
BFC Financial Cl A                              318,872(b)             2,069,479
Corus Bankshares                                 30,600                  864,450
Federal Agricultural Mtge Cl C                   11,100                  278,055
First Financial Holdings                          4,500                  139,815
First Niagara Financial Group                    69,967                  985,835
FirstFed Financial                               17,500(b)             1,012,200
Fremont General                                  53,000                1,072,190
ITLA Capital                                      3,900                  194,415
Ocwen Financial                                  28,900(b)               327,726
Provident Financial Services                     11,700                  214,812
Sterling Financial                                7,600                  228,304
TierOne                                          24,300                  797,040
                                                                    ------------
Total                                                                 14,924,111
--------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                         3,600                  132,696
Vector Group                                     27,125                  455,429
                                                                    ------------
Total                                                                    588,125
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
Applied Industrial
   Technologies                                  23,200                  894,360
BlueLinx Holdings                                25,200                  339,696
Lawson Products                                  39,477                1,452,359
NuCO2                                           125,070(b)             3,344,372
UAP Holding                                       8,700                  205,320
                                                                    ------------
Total                                                                  6,236,107
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Sea Containers Cl A                              61,000(c)               491,660
--------------------------------------------------------------------------------

WATER UTILITIES (0.4%)
SJW                                              94,480                2,137,138
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $475,319,873)                                                $514,037,878
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
91 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

RiverSource VP -- Small Cap Value Fund

--------------------------------------------------------------------------------
OTHER (--%)
--------------------------------------------------------------------------------

ISSUER                                        SHARES                    VALUE(a)
Air France-KLM ADR
   Warrants                                      51,500(b,c,e)      $     67,980
--------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                         $     67,980
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (13.1%)
--------------------------------------------------------------------------------

ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Amsterdam Funding
      06-01-06               5.09%         $ 14,100,000(f)          $ 14,098,006
Fairway Finance
      06-07-06               5.00            19,200,000(f)            19,181,333
Five Finance
      08-18-06               5.06             2,000,000                1,978,030
General Electric
      06-01-06               5.05             4,000,000                3,999,439
Morgan Stanley & Co
      06-07-06               5.03             5,000,000                4,995,110

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                    EFFECTIVE           AMOUNT                    VALUE(a)
                            YIELD           PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER (CONT.)
Old Line Funding
      06-05-06               5.00%         $  7,000,000(f)          $  6,995,139
Park Granada LLC
      06-01-06               5.07             7,700,000(f)             7,698,916
Variable Funding Capital
      06-12-06               5.01            16,000,000(f)            15,973,334
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $74,930,502)                                                 $ 74,919,307
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $550,250,375)(g)                                             $589,025,165
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 6.8% of net assets.

(d)   An Income Deposit Security (IDS) also known as an enhanced income security
      (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                             ACQUISITION DATES                COST
      --------------------------------------------------------------------------
      Air France-KLM ADR
          Warrants                             05-05-04                      $--

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $63,946,728 or 11.2% of net assets.

(g) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $550,250,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 56,776,000
      Unrealized depreciation                                       (18,001,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 38,775,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
92 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT MAY 31, 2006
--------------------------------------------------------------------------------

                                                              S-6466-80 E (7/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          RiverSource Variable Portfolio - Investment Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 28, 2006